UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243
                                   ---------

                           FRANKLIN STRATEGIC SERIES
                          ---------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               -----------------------------------------------
               (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                  APRIL 30, 2007
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                                                   Franklin Aggressive
                                                   Growth Fund

                                                   Franklin Flex Cap
                                                   Growth Fund

                                                   Franklin Small Cap
                                                   Growth Fund II

                                                   Franklin Small-Mid Cap
                                                   Growth Fund

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ANNUAL REPORT AND SHAREHOLDER LETTER                          GROWTH
--------------------------------------------------------------------------------
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER .......................................................     1

ANNUAL REPORT

Economic and Market Overview .............................................     3

Franklin Aggressive Growth Fund ..........................................     5

Franklin Flex Cap Growth Fund ............................................    15

Franklin Small Cap Growth Fund II ........................................    25

Franklin Small-Mid Cap Growth Fund .......................................    35

Financial Highlights and Statements of Investments .......................    45

Financial Statements .....................................................    83

Notes to Financial Statements ............................................    88

Report of Independent Registered Public Accounting Firm ..................   103

Tax Designation ..........................................................   104

Meeting of Shareholders ..................................................   105

Board Members and Officers ...............................................   116

Shareholder Information ..................................................   121

--------------------------------------------------------------------------------
Annual Report

Economic and Market Overview

During the 12 months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Although gross domestic product (GDP) grew 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. The economy slowed toward period-end, and GDP grew an estimated annualized 0.6% in first quarter 2007.

The unemployment rate decreased from 4.7% to 4.5%, though overall job growth slowed in the face of rising labor costs. 1 In the latter half of the reporting period, jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned toward period-end, and large purchases, including those for vehicles and homes, dropped substantially. After a welcome drop in energy costs during the latter half of 2006, elevated gasoline prices returned in first quarter 2007 as oil hit a six-month high in response to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 2

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. The Fed raised the federal funds target rate from 4.75% at the beginning of the period to 5.25% in June 2006, where it remained for the rest of the reporting period. In March, the Fed indicated a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                               Annual Report | 3

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the year under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +17.58%, and the broader Standard & Poor's 500 Index (S&P 500) returned +15.23%, while the technology-heavy NASDAQ Composite Index returned +9.51%. 3 Utilities, telecommunications and health care stocks performed particularly well.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF APRIL 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Aggressive Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Aggressive Growth Fund seeks capital appreciation by investing substantially in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Aggressive Growth Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Aggressive Growth Fund - Class A had a +1.31% cumulative total return. The Fund underperformed its narrow benchmark, the Russell 3000(R) Growth Index, which returned +11.53%, and its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

We are research-driven, fundamental investors pursuing an aggressive growth strategy. As "bottom-up" investors focusing primarily on individual securities, we choose companies that have clear indicators of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, strong management and industry leadership are all factors we believe may contribute to strong growth potential.

1. Source: Standard & Poor's Micropal. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 50.


                                                               Annual Report | 5

PORTFOLIO BREAKDOWN
Franklin Aggressive Growth Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                                 21.0%
Health Technology*                                     14.1%
Technology Services*                                   13.1%
Communications                                          9.1%
Retail Trade                                            8.4%
Finance                                                 8.0%
Consumer Services                                       5.8%
Commercial Services                                     4.2%
Health Services                                         3.8%
Consumer Non-Durables                                   3.4%
Transportation                                          3.1%
Other                                                   5.3%
Short-Term Investments & Other Net Assets               0.7%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

MANAGER'S DISCUSSION

Among the most significant contributors to the Fund's absolute performance for the year under review were cancer and inflammatory diseases drug developer Celgene, leading routers and switches manufacturer Cisco Systems, and application maintenance and data warehousing service provider Cognizant Technology Solutions.

From a sector perspective, our investments in the health technology sector were the largest contributors to absolute performance for the reporting period. Most notably, our holdings in the biotechnology industry benefited performance, where our position in Celgene was a key contributor. Other major contributors were Gilead Sciences, a leading biopharmaceutical company that specializes in therapeutics for life-threatening diseases; and Myriad Genetics, a developer of tests and treatments for various diseases. Within the major pharmaceuticals industry, significant contributors were leading insulin producer Novo-Nordisk (sold by period-end) and pharmaceuticals and diagnostics giant Roche Holding.

Some holdings in the communications sector also positively affected performance for the period. Within the wireless telecommunications industry, our positions in international mobile carrier NII Holdings and leading independent wireless communication towers owner and operator SBA Communications underpinned sector performance.

The Fund also had some significant detractors from absolute performance during the year, including circuit board contract manufacturer Jabil Circuit, digital and mixed-signal integrated circuits maker Marvell Technology Group, and Corporate Executive Board (all sold by period-end).

By sector, our holdings in the producer manufacturing sector weighed on the Fund's absolute performance for the period. Within the trucks, construction and farm machinery industry, our holding in Oshkosh Truck (sold by period-end), a manufacturer of heavy-duty vehicles for the defense, fire and emergency and commercial markets, was a key detractor for the period.

Some holdings in the commercial services sector also had a negative impact on performance. In addition to business research and analysis service provider Corporate Executive Board, our position in FTI Consulting (sold by period-end) weighed on the Fund's return.


6 | Annual Report

Thank you for your continued participation in Franklin Aggressive Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/Grant Bowers

                   Grant Bowers
                   Portfolio Manager
                   Franklin Aggressive Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
Franklin Aggressive Growth Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Google Inc., A                                                              3.3%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Apple Inc.                                                                  3.3%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Roche Holding AG, ADR (Switzerland)                                         3.1%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
NII Holdings Inc.                                                           3.0%
 COMMUNICATIONS
--------------------------------------------------------------------------------
Starbucks Corp.                                                             2.6%
 CONSUMER SERVICES
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., A                                     2.6%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
The Goldman Sachs Group Inc.                                                2.5%
 FINANCE
--------------------------------------------------------------------------------
SBA Communications Corp.                                                    2.5%
 COMMUNICATIONS
--------------------------------------------------------------------------------
Celgene Corp.                                                               2.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Gilead Sciences Inc.                                                        2.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GRANT BOWERS is a vice president of Franklin Global Advisers and lead portfolio manager of Franklin Aggressive Growth Fund. He also manages other Franklin Templeton funds and has equity research responsibility for the telecommunications industry. Mr. Bowers joined Franklin Templeton Investments in 1993 as a fixed income analyst and in 1998 joined the Franklin equity group as an analyst. His previous research coverage has included the media, publishing, transportation and business services industries. Mr. Bowers earned his B.A. in economics from the University of California at Davis.
--------------------------------------------------------------------------------


                                                               Annual Report | 7

Performance Summary as of 4/30/07

FRANKLIN AGGRESSIVE GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FGRAX)              CHANGE          4/30/07           4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                +$0.24           $18.54            $18.30
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FKABX)              CHANGE          4/30/07           4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                +$0.11           $17.64            $17.53
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FKACX)              CHANGE          4/30/07           4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                +$0.12           $17.61            $17.49
--------------------------------------------------------------------------------
 CLASS R (SYMBOL: FKARX)              CHANGE          4/30/07           4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                +$0.21           $18.33            $18.12
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FRAAX)        CHANGE          4/30/07           4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                +$0.31           $18.99            $18.68
--------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR     5-YEAR     INCEPTION (6/23/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +1.31%    +49.76%           +89.84%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              -4.53%     +7.13%            +7.69%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $9,547    $14,110           $17,892
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -7.08%     +5.43%            +7.46%
-----------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.41%
-----------------------------------------------------------------------------------------------------
CLASS B                                                    1-YEAR     5-YEAR     INCEPTION (6/23/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +0.63%    +44.59%           +80.49%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              -3.37%     +7.35%            +7.81%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $9,663    $14,259           $18,049
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -5.96%     +5.63%            +7.58%
-----------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      2.15%
-----------------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR     5-YEAR     INCEPTION (6/23/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +0.69%    +44.58%           +80.16%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              -0.31%     +7.65%            +7.78%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $9,969    $14,458           $18,016
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -3.03%     +5.95%            +7.56%
-----------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      2.16%
-----------------------------------------------------------------------------------------------------
CLASS R                                                    1-YEAR     5-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +1.16%    +48.18%           +33.31%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +1.16%     +8.18%            +5.55%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                            $10,116    $14,818           $13,331
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -1.59%     +6.44%             +5.17%
-----------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.66%
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS                                              1-YEAR     5-YEAR     INCEPTION (6/23/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +1.66%    +51.92%           +94.53%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +1.66%     +8.72%            +8.84%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                            $10,166    $15,192           $19,453
-----------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -1.07%     +6.99%            +8.62%
-----------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.16%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS A                            4/30/07
--------------------------------------------
 1-Year                              -4.53%
--------------------------------------------
 5-Year                              +7.13%
--------------------------------------------
 Since Inception (6/23/99)           +7.69%
--------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS A (6/23/99-4/30/07)

                        FRANKLIN AGGRESSIVE                    RUSSELL 3000
           DATE             GROWTH FUND       S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
         6/23/1999           $ 9,425           $10,000            $10,000
         6/30/1999           $10,160           $10,129            $10,160
         7/31/1999           $11,235           $ 9,814            $ 9,838
         8/31/1999           $12,385           $ 9,765            $ 9,960
         9/30/1999           $13,195           $ 9,498            $ 9,778
        10/31/1999           $15,438           $10,098            $10,482
        11/30/1999           $18,596           $10,304            $11,084
        12/31/1999           $23,095           $10,910            $12,291
         1/31/2000           $22,603           $10,362            $11,748
         2/29/2000           $30,639           $10,166            $12,482
         3/31/2000           $28,536           $11,160            $13,188
         4/30/2000           $24,330           $10,824            $12,510
         5/31/2000           $21,899           $10,603            $11,848
         6/30/2000           $26,443           $10,864            $12,788
         7/31/2000           $25,594           $10,695            $12,215
         8/31/2000           $28,401           $11,358            $13,333
         9/30/2000           $27,147           $10,759            $12,112
        10/31/2000           $23,896           $10,713            $11,510
        11/30/2000           $17,239           $ 9,869            $ 9,787
        12/31/2000           $17,130           $ 9,918            $ 9,536
         1/31/2001           $19,340           $10,269            $10,203
         2/28/2001           $14,833           $ 9,334            $ 8,494
         3/31/2001           $12,874           $ 8,743            $ 7,581
         4/30/2001           $14,766           $ 9,422            $ 8,537
         5/31/2001           $14,717           $ 9,485            $ 8,436
         6/30/2001           $14,611           $ 9,254            $ 8,273
         7/31/2001           $13,694           $ 9,163            $ 8,031
         8/31/2001           $12,411           $ 8,590            $ 7,385
         9/30/2001           $10,046           $ 7,896            $ 6,617
        10/31/2001           $11,253           $ 8,047            $ 6,982
        11/30/2001           $12,835           $ 8,664            $ 7,647
        12/31/2001           $13,260           $ 8,740            $ 7,665
         1/31/2002           $12,652           $ 8,612            $ 7,520
         2/28/2002           $11,726           $ 8,446            $ 7,196
         3/31/2002           $12,652           $ 8,764            $ 7,470
         4/30/2002           $11,948           $ 8,233            $ 6,891
         5/31/2002           $11,523           $ 8,172            $ 6,707
         6/30/2002           $10,268           $ 7,590            $ 6,090
         7/31/2002           $ 8,850           $ 6,999            $ 5,714
         8/31/2002           $ 8,657           $ 7,045            $ 5,730
         9/30/2002           $ 7,798           $ 6,280            $ 5,147
        10/31/2002           $ 8,531           $ 6,832            $ 5,605
        11/30/2002           $ 9,458           $ 7,234            $ 5,925
        12/31/2002           $ 8,522           $ 6,809            $ 5,516
         1/31/2003           $ 8,483           $ 6,631            $ 5,381
         2/28/2003           $ 8,415           $ 6,531            $ 5,349
         3/31/2003           $ 8,512           $ 6,594            $ 5,447
         4/30/2003           $ 9,168           $ 7,138            $ 5,857
         5/31/2003           $ 9,959           $ 7,513            $ 6,173
         6/30/2003           $10,046           $ 7,609            $ 6,260
         7/31/2003           $10,539           $ 7,743            $ 6,438
         8/31/2003           $11,060           $ 7,894            $ 6,611
         9/30/2003           $10,712           $ 7,811            $ 6,533
        10/31/2003           $11,668           $ 8,252            $ 6,915
        11/30/2003           $11,967           $ 8,325            $ 6,998
        12/31/2003           $12,266           $ 8,761            $ 7,224
         1/31/2004           $12,546           $ 8,922            $ 7,389
         2/29/2004           $12,565           $ 9,046            $ 7,432
         3/31/2004           $12,613           $ 8,909            $ 7,307
         4/30/2004           $12,131           $ 8,770            $ 7,200
         5/31/2004           $12,469           $ 8,890            $ 7,335
         6/30/2004           $12,913           $ 9,063            $ 7,438
         7/31/2004           $11,996           $ 8,763            $ 6,997
         8/31/2004           $11,812           $ 8,798            $ 6,953
         9/30/2004           $12,498           $ 8,893            $ 7,044
        10/31/2004           $12,903           $ 9,029            $ 7,159
        11/30/2004           $13,800           $ 9,394            $ 7,435
        12/31/2004           $14,389           $ 9,714            $ 7,725
         1/31/2005           $13,849           $ 9,477            $ 7,459
         2/28/2005           $13,849           $ 9,676            $ 7,540
         3/31/2005           $13,472           $ 9,505            $ 7,391
         4/30/2005           $12,864           $ 9,325            $ 7,222
         5/31/2005           $13,714           $ 9,621            $ 7,584
         6/30/2005           $13,907           $ 9,635            $ 7,579
         7/31/2005           $14,669           $ 9,993            $ 7,963
         8/31/2005           $14,582           $ 9,902            $ 7,860
         9/30/2005           $14,881           $ 9,982            $ 7,898
        10/31/2005           $14,891           $ 9,816            $ 7,803
        11/30/2005           $15,895           $10,187            $ 8,148
        12/31/2005           $15,982           $10,190            $ 8,124
         1/31/2006           $17,082           $10,460            $ 8,322
         2/28/2006           $17,188           $10,488            $ 8,306
         3/31/2006           $17,738           $10,619            $ 8,455
         4/30/2006           $17,661           $10,761            $ 8,442
         5/31/2006           $16,281           $10,452            $ 8,126
         6/30/2006           $16,474           $10,466            $ 8,098
         7/31/2006           $15,711           $10,531            $ 7,920
         8/31/2006           $15,846           $10,781            $ 8,166
         9/30/2006           $16,242           $11,058            $ 8,376
        10/31/2006           $16,618           $11,418            $ 8,691
        11/30/2006           $17,178           $11,635            $ 8,867
        12/31/2006           $17,062           $11,799            $ 8,892
         1/31/2007           $17,487           $11,977            $ 9,116
         2/28/2007           $17,217           $11,743            $ 8,956
         3/31/2007           $17,487           $11,874            $ 9,007
         4/30/2007           $17,892           $12,400            $ 9,416

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS B                             4/30/07
--------------------------------------------
 1-Year                               -3.37%
--------------------------------------------
 5-Year                               +7.35%
--------------------------------------------
 Since Inception (6/23/99)            +7.81%
--------------------------------------------

CLASS B (6/23/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN AGGRESSIVE                    RUSSELL 3000
        DATE                GROWTH FUND       S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
         6/23/1999           $10,000           $10,000              $10,000
         6/30/1999           $10,780           $10,129              $10,160
         7/31/1999           $11,920           $ 9,814              $ 9,838
         8/31/1999           $13,140           $ 9,765              $ 9,960
         9/30/1999           $13,970           $ 9,498              $ 9,778
        10/31/1999           $16,380           $10,098              $10,482
        11/30/1999           $19,720           $10,304              $11,084
        12/31/1999           $24,486           $10,910              $12,291
         1/31/2000           $23,975           $10,362              $11,748
         2/29/2000           $32,485           $10,166              $12,482
         3/31/2000           $30,245           $11,160              $13,188
         4/30/2000           $25,755           $10,824              $12,510
         5/31/2000           $23,177           $10,603              $11,848
         6/30/2000           $27,964           $10,864              $12,788
         7/31/2000           $27,043           $10,695              $12,215
         8/31/2000           $29,999           $11,358              $13,333
         9/30/2000           $28,660           $10,759              $12,112
        10/31/2000           $25,213           $10,713              $11,510
        11/30/2000           $18,176           $ 9,869              $ 9,787
        12/31/2000           $18,049           $ 9,918              $ 9,536
         1/31/2001           $20,362           $10,269              $10,203
         2/28/2001           $15,604           $ 9,334              $ 8,494
         3/31/2001           $13,547           $ 8,743              $ 7,581
         4/30/2001           $15,522           $ 9,422              $ 8,537
         5/31/2001           $15,461           $ 9,485              $ 8,436
         6/30/2001           $15,348           $ 9,254              $ 8,273
         7/31/2001           $14,376           $ 9,163              $ 8,031
         8/31/2001           $13,015           $ 8,590              $ 7,385
         9/30/2001           $10,529           $ 7,896              $ 6,617
        10/31/2001           $11,798           $ 8,047              $ 6,982
        11/30/2001           $13,435           $ 8,664              $ 7,647
        12/31/2001           $13,875           $ 8,740              $ 7,665
         1/31/2002           $13,230           $ 8,612              $ 7,520
         2/28/2002           $12,258           $ 8,446              $ 7,196
         3/31/2002           $13,220           $ 8,764              $ 7,470
         4/30/2002           $12,483           $ 8,233              $ 6,891
         5/31/2002           $12,023           $ 8,172              $ 6,707
         6/30/2002           $10,713           $ 7,590              $ 6,090
         7/31/2002           $ 9,219           $ 6,999              $ 5,714
         8/31/2002           $ 9,014           $ 7,045              $ 5,730
         9/30/2002           $ 8,114           $ 6,280              $ 5,147
        10/31/2002           $ 8,881           $ 6,832              $ 5,605
        11/30/2002           $ 9,843           $ 7,234              $ 5,925
        12/31/2002           $ 8,861           $ 6,809              $ 5,516
         1/31/2003           $ 8,820           $ 6,631              $ 5,381
         2/28/2003           $ 8,738           $ 6,531              $ 5,349
         3/31/2003           $ 8,830           $ 6,594              $ 5,447
         4/30/2003           $ 9,516           $ 7,138              $ 5,857
         5/31/2003           $10,324           $ 7,513              $ 6,173
         6/30/2003           $10,406           $ 7,609              $ 6,260
         7/31/2003           $10,907           $ 7,743              $ 6,438
         8/31/2003           $11,450           $ 7,894              $ 6,611
         9/30/2003           $11,081           $ 7,811              $ 6,533
        10/31/2003           $12,064           $ 8,252              $ 6,915
        11/30/2003           $12,360           $ 8,325              $ 6,998
        12/31/2003           $12,667           $ 8,761              $ 7,224
         1/31/2004           $12,943           $ 8,922              $ 7,389
         2/29/2004           $12,964           $ 9,046              $ 7,432
         3/31/2004           $13,005           $ 8,909              $ 7,307
         4/30/2004           $12,504           $ 8,770              $ 7,200
         5/31/2004           $12,841           $ 8,890              $ 7,335
         6/30/2004           $13,291           $ 9,063              $ 7,438
         7/31/2004           $12,340           $ 8,763              $ 6,997
         8/31/2004           $12,135           $ 8,798              $ 6,953
         9/30/2004           $12,841           $ 8,893              $ 7,044
        10/31/2004           $13,250           $ 9,029              $ 7,159
        11/30/2004           $14,161           $ 9,394              $ 7,435
        12/31/2004           $14,755           $ 9,714              $ 7,725
         1/31/2005           $14,202           $ 9,477              $ 7,459
         2/28/2005           $14,192           $ 9,676              $ 7,540
         3/31/2005           $13,793           $ 9,505              $ 7,391
         4/30/2005           $13,169           $ 9,325              $ 7,222
         5/31/2005           $14,028           $ 9,621              $ 7,584
         6/30/2005           $14,212           $ 9,635              $ 7,579
         7/31/2005           $14,980           $ 9,993              $ 7,963
         8/31/2005           $14,888           $ 9,902              $ 7,860
         9/30/2005           $15,184           $ 9,982              $ 7,898
        10/31/2005           $15,184           $ 9,816              $ 7,803
        11/30/2005           $16,187           $10,187              $ 8,148
        12/31/2005           $16,279           $10,190              $ 8,124
         1/31/2006           $17,384           $10,460              $ 8,322
         2/28/2006           $17,476           $10,488              $ 8,306
         3/31/2006           $18,019           $10,619              $ 8,455
         4/30/2006           $17,937           $10,761              $ 8,442
         5/31/2006           $16,525           $10,452              $ 8,126
         6/30/2006           $16,709           $10,466              $ 8,098
         7/31/2006           $15,931           $10,531              $ 7,920
         8/31/2006           $16,064           $10,781              $ 8,166
         9/30/2006           $16,453           $11,058              $ 8,376
        10/31/2006           $16,821           $11,418              $ 8,691
        11/30/2006           $17,384           $11,635              $ 8,867
        12/31/2006           $17,251           $11,799              $ 8,892
         1/31/2007           $17,671           $11,977              $ 9,116
         2/28/2007           $17,384           $11,743              $ 8,956
         3/31/2007           $17,650           $11,874              $ 9,007
         4/30/2007           $18,049           $12,400              $ 9,416


10 | Annual Report

CLASS C (6/23/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN AGGRESSIVE                  RUSSELL 3000
            DATE            GROWTH FUND       S&P 500 6     GROWTH INDEX 6
--------------------------------------------------------------------------------
          6/23/1999          $10,000          $10,000          $10,000
          6/30/1999          $10,780          $10,129          $10,160
          7/31/1999          $11,920          $ 9,814          $ 9,838
          8/31/1999          $13,150          $ 9,765          $ 9,960
          9/30/1999          $13,980          $ 9,498          $ 9,778
         10/31/1999          $16,370          $10,098          $10,482
         11/30/1999          $19,710          $10,304          $11,084
         12/31/1999          $24,443          $10,910          $12,291
          1/31/2000          $23,921          $10,362          $11,748
          2/29/2000          $32,389          $10,166          $12,482
          3/31/2000          $30,149          $11,160          $13,188
          4/30/2000          $25,690          $10,824          $12,510
          5/31/2000          $23,123          $10,603          $11,848
          6/30/2000          $27,899          $10,864          $12,788
          7/31/2000          $26,989          $10,695          $12,215
          8/31/2000          $29,935          $11,358          $13,333
          9/30/2000          $28,595          $10,759          $12,112
         10/31/2000          $25,158          $10,713          $11,510
         11/30/2000          $18,133          $ 9,869          $ 9,787
         12/31/2000          $18,016          $ 9,918          $ 9,536
          1/31/2001          $20,329          $10,269          $10,203
          2/28/2001          $15,582          $ 9,334          $ 8,494
          3/31/2001          $13,515          $ 8,743          $ 7,581
          4/30/2001          $15,489          $ 9,422          $ 8,537
          5/31/2001          $15,428          $ 9,485          $ 8,436
          6/30/2001          $15,316          $ 9,254          $ 8,273
          7/31/2001          $14,344          $ 9,163          $ 8,031
          8/31/2001          $12,983          $ 8,590          $ 7,385
          9/30/2001          $10,507          $ 7,896          $ 6,617
         10/31/2001          $11,776          $ 8,047          $ 6,982
         11/30/2001          $13,413          $ 8,664          $ 7,647
         12/31/2001          $13,853          $ 8,740          $ 7,665
          1/31/2002          $13,208          $ 8,612          $ 7,520
          2/28/2002          $12,236          $ 8,446          $ 7,196
          3/31/2002          $13,198          $ 8,764          $ 7,470
          4/30/2002          $12,461          $ 8,233          $ 6,891
          5/31/2002          $12,001          $ 8,172          $ 6,707
          6/30/2002          $10,691          $ 7,590          $ 6,090
          7/31/2002          $ 9,208          $ 6,999          $ 5,714
          8/31/2002          $ 9,003          $ 7,045          $ 5,730
          9/30/2002          $ 8,103          $ 6,280          $ 5,147
         10/31/2002          $ 8,870          $ 6,832          $ 5,605
         11/30/2002          $ 9,822          $ 7,234          $ 5,925
         12/31/2002          $ 8,839          $ 6,809          $ 5,516
          1/31/2003          $ 8,798          $ 6,631          $ 5,381
          2/28/2003          $ 8,727          $ 6,531          $ 5,349
          3/31/2003          $ 8,819          $ 6,594          $ 5,447
          4/30/2003          $ 9,494          $ 7,138          $ 5,857
          5/31/2003          $10,302          $ 7,513          $ 6,173
          6/30/2003          $10,384          $ 7,609          $ 6,260
          7/31/2003          $10,886          $ 7,743          $ 6,438
          8/31/2003          $11,428          $ 7,894          $ 6,611
          9/30/2003          $11,059          $ 7,811          $ 6,533
         10/31/2003          $12,042          $ 8,252          $ 6,915
         11/30/2003          $12,338          $ 8,325          $ 6,998
         12/31/2003          $12,635          $ 8,761          $ 7,224
          1/31/2004          $12,921          $ 8,922          $ 7,389
          2/29/2004          $12,942          $ 9,046          $ 7,432
          3/31/2004          $12,973          $ 8,909          $ 7,307
          4/30/2004          $12,471          $ 8,770          $ 7,200
          5/31/2004          $12,809          $ 8,890          $ 7,335
          6/30/2004          $13,259          $ 9,063          $ 7,438
          7/31/2004          $12,308          $ 8,763          $ 6,997
          8/31/2004          $12,113          $ 8,798          $ 6,953
          9/30/2004          $12,819          $ 8,893          $ 7,044
         10/31/2004          $13,218          $ 9,029          $ 7,159
         11/30/2004          $14,139          $ 9,394          $ 7,435
         12/31/2004          $14,722          $ 9,714          $ 7,725
          1/31/2005          $14,170          $ 9,477          $ 7,459
          2/28/2005          $14,159          $ 9,676          $ 7,540
          3/31/2005          $13,760          $ 9,505          $ 7,391
          4/30/2005          $13,136          $ 9,325          $ 7,222
          5/31/2005          $13,996          $ 9,621          $ 7,584
          6/30/2005          $14,180          $ 9,635          $ 7,579
          7/31/2005          $14,947          $ 9,993          $ 7,963
          8/31/2005          $14,855          $ 9,902          $ 7,860
          9/30/2005          $15,152          $ 9,982          $ 7,898
         10/31/2005          $15,152          $ 9,816          $ 7,803
         11/30/2005          $16,154          $10,187          $ 8,148
         12/31/2005          $16,236          $10,190          $ 8,124
          1/31/2006          $17,351          $10,460          $ 8,322
          2/28/2006          $17,433          $10,488          $ 8,306
          3/31/2006          $17,986          $10,619          $ 8,455
          4/30/2006          $17,894          $10,761          $ 8,442
          5/31/2006          $16,492          $10,452          $ 8,126
          6/30/2006          $16,676          $10,466          $ 8,098
          7/31/2006          $15,899          $10,531          $ 7,920
          8/31/2006          $16,032          $10,781          $ 8,166
          9/30/2006          $16,410          $11,058          $ 8,376
         10/31/2006          $16,779          $11,418          $ 8,691
         11/30/2006          $17,341          $11,635          $ 8,867
         12/31/2006          $17,208          $11,799          $ 8,892
          1/31/2007          $17,628          $11,977          $ 9,116
          2/28/2007          $17,351          $11,743          $ 8,956
          3/31/2007          $17,617          $11,874          $ 9,007
          4/30/2007          $18,016          $12,400          $ 9,416

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS C                             4/30/07
--------------------------------------------
 1-Year                               -0.31%
--------------------------------------------
 5-Year                               +7.65%
--------------------------------------------
 Since Inception (6/23/99)            +7.78%
--------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN AGGRESSIVE                    RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
         1/1/2002             $10,000         $10,000           $10,000
        1/31/2002             $ 9,535         $ 9,854           $ 9,811
        2/28/2002             $ 8,837         $ 9,664           $ 9,389
        3/31/2002             $ 9,535         $10,028           $ 9,746
        4/30/2002             $ 8,997         $ 9,420           $ 8,991
        5/31/2002             $ 8,678         $ 9,351           $ 8,750
        6/30/2002             $ 7,731         $ 8,685           $ 7,946
        7/31/2002             $ 6,655         $ 8,008           $ 7,455
        8/31/2002             $ 6,510         $ 8,061           $ 7,476
        9/30/2002             $ 5,862         $ 7,185           $ 6,715
       10/31/2002             $ 6,415         $ 7,817           $ 7,313
       11/30/2002             $ 7,114         $ 8,277           $ 7,730
       12/31/2002             $ 6,408         $ 7,791           $ 7,197
        1/31/2003             $ 6,379         $ 7,587           $ 7,021
        2/28/2003             $ 6,321         $ 7,473           $ 6,978
        3/31/2003             $ 6,393         $ 7,545           $ 7,107
        4/30/2003             $ 6,888         $ 8,167           $ 7,641
        5/31/2003             $ 7,477         $ 8,596           $ 8,053
        6/30/2003             $ 7,542         $ 8,706           $ 8,167
        7/31/2003             $ 7,906         $ 8,860           $ 8,399
        8/31/2003             $ 8,299         $ 9,032           $ 8,626
        9/30/2003             $ 8,037         $ 8,937           $ 8,524
       10/31/2003             $ 8,757         $ 9,442           $ 9,021
       11/30/2003             $ 8,975         $ 9,525           $ 9,131
       12/31/2003             $ 9,201         $10,024           $ 9,426
        1/31/2004             $ 9,412         $10,208           $ 9,641
        2/29/2004             $ 9,426         $10,350           $ 9,696
        3/31/2004             $ 9,455         $10,194           $ 9,533
        4/30/2004             $ 9,099         $10,034           $ 9,394
        5/31/2004             $ 9,346         $10,171           $ 9,570
        6/30/2004             $ 9,674         $10,369           $ 9,704
        7/31/2004             $ 8,982         $10,026           $ 9,129
        8/31/2004             $ 8,844         $10,066           $ 9,072
        9/30/2004             $ 9,361         $10,175           $ 9,191
       10/31/2004             $ 9,659         $10,331           $ 9,341
       11/30/2004             $10,335         $10,749           $ 9,701
       12/31/2004             $10,772         $11,114           $10,078
        1/31/2005             $10,371         $10,843           $ 9,732
        2/28/2005             $10,364         $11,071           $ 9,838
        3/31/2005             $10,081         $10,876           $ 9,643
        4/30/2005             $ 9,630         $10,669           $ 9,422
        5/31/2005             $10,263         $11,009           $ 9,895
        6/30/2005             $10,400         $11,024           $ 9,889
        7/31/2005             $10,968         $11,434           $10,390
        8/31/2005             $10,903         $11,330           $10,255
        9/30/2005             $11,128         $11,422           $10,305
       10/31/2005             $11,136         $11,231           $10,180
       11/30/2005             $11,871         $11,655           $10,631
       12/31/2005             $11,942         $11,660           $10,599
        1/31/2006             $12,758         $11,968           $10,858
        2/28/2006             $12,830         $12,001           $10,837
        3/31/2006             $13,238         $12,150           $11,031
        4/30/2006             $13,180         $12,313           $11,014
        5/31/2006             $12,146         $11,959           $10,603
        6/30/2006             $12,292         $11,975           $10,565
        7/31/2006             $11,725         $12,049           $10,334
        8/31/2006             $11,820         $12,335           $10,654
        9/30/2006             $12,110         $12,653           $10,929
       10/31/2006             $12,386         $13,065           $11,340
       11/30/2006             $12,808         $13,313           $11,568
       12/31/2006             $12,714         $13,500           $11,602
        1/31/2007             $13,034         $13,704           $11,893
        2/28/2007             $12,830         $13,436           $11,685
        3/31/2007             $13,027         $13,586           $11,752
        4/30/2007             $13,331         $14,188           $12,285

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS R                             4/30/07
--------------------------------------------
 1-Year                               +1.16%
--------------------------------------------
 5-Year                               +8.18%
--------------------------------------------
 Since Inception (1/1/02)             +5.55%
--------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
ADVISOR CLASS                       4/30/07
--------------------------------------------
1-Year                               +1.66%
--------------------------------------------
5-Year                               +8.72%
--------------------------------------------
Since Inception (6/23/99)            +8.84%
--------------------------------------------

ADVISOR CLASS (6/23/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN AGGRESSIVE                    RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
        6/23/1999            $10,000           $10,000             $10,000
        6/30/1999            $10,780           $10,129             $10,160
        7/31/1999            $11,920           $ 9,814             $ 9,838
        8/31/1999            $13,150           $ 9,765             $ 9,960
        9/30/1999            $14,000           $ 9,498             $ 9,778
       10/31/1999            $16,410           $10,098             $10,482
       11/30/1999            $19,770           $10,304             $11,084
       12/31/1999            $24,566           $10,910             $12,291
        1/31/2000            $24,064           $10,362             $11,748
        2/29/2000            $32,615           $10,166             $12,482
        3/31/2000            $30,393           $11,160             $13,188
        4/30/2000            $25,918           $10,824             $12,510
        5/31/2000            $23,337           $10,603             $11,848
        6/30/2000            $28,191           $10,864             $12,788
        7/31/2000            $27,280           $10,695             $12,215
        8/31/2000            $30,290           $11,358             $13,333
        9/30/2000            $28,959           $10,759             $12,112
       10/31/2000            $25,498           $10,713             $11,510
       11/30/2000            $18,402           $ 9,869             $ 9,787
       12/31/2000            $18,285           $ 9,918             $ 9,536
        1/31/2001            $20,652           $10,269             $10,203
        2/28/2001            $15,837           $ 9,334             $ 8,494
        3/31/2001            $13,747           $ 8,743             $ 7,581
        4/30/2001            $15,776           $ 9,422             $ 8,537
        5/31/2001            $15,724           $ 9,485             $ 8,436
        6/30/2001            $15,622           $ 9,254             $ 8,273
        7/31/2001            $14,649           $ 9,163             $ 8,031
        8/31/2001            $13,266           $ 8,590             $ 7,385
        9/30/2001            $10,746           $ 7,896             $ 6,617
       10/31/2001            $12,047           $ 8,047             $ 6,982
       11/30/2001            $13,737           $ 8,664             $ 7,647
       12/31/2001            $14,198           $ 8,740             $ 7,665
        1/31/2002            $13,542           $ 8,612             $ 7,520
        2/28/2002            $12,559           $ 8,446             $ 7,196
        3/31/2002            $13,563           $ 8,764             $ 7,470
        4/30/2002            $12,805           $ 8,233             $ 6,891
        5/31/2002            $12,344           $ 8,172             $ 6,707
        6/30/2002            $11,002           $ 7,590             $ 6,090
        7/31/2002            $ 9,486           $ 6,999             $ 5,714
        8/31/2002            $ 9,281           $ 7,045             $ 5,730
        9/30/2002            $ 8,359           $ 6,280             $ 5,147
       10/31/2002            $ 9,158           $ 6,832             $ 5,605
       11/30/2002            $10,152           $ 7,234             $ 5,925
       12/31/2002            $ 9,148           $ 6,809             $ 5,516
        1/31/2003            $ 9,117           $ 6,631             $ 5,381
        2/28/2003            $ 9,035           $ 6,531             $ 5,349
        3/31/2003            $ 9,148           $ 6,594             $ 5,447
        4/30/2003            $ 9,855           $ 7,138             $ 5,857
        5/31/2003            $10,705           $ 7,513             $ 6,173
        6/30/2003            $10,797           $ 7,609             $ 6,260
        7/31/2003            $11,330           $ 7,743             $ 6,438
        8/31/2003            $11,893           $ 7,894             $ 6,611
        9/30/2003            $11,524           $ 7,811             $ 6,533
       10/31/2003            $12,559           $ 8,252             $ 6,915
       11/30/2003            $12,887           $ 8,325             $ 6,998
       12/31/2003            $13,204           $ 8,761             $ 7,224
        1/31/2004            $13,512           $ 8,922             $ 7,389
        2/29/2004            $13,542           $ 9,046             $ 7,432
        3/31/2004            $13,594           $ 8,909             $ 7,307
        4/30/2004            $13,081           $ 8,770             $ 7,200
        5/31/2004            $13,440           $ 8,890             $ 7,335
        6/30/2004            $13,921           $ 9,063             $ 7,438
        7/31/2004            $12,938           $ 8,763             $ 6,997
        8/31/2004            $12,743           $ 8,798             $ 6,953
        9/30/2004            $13,491           $ 8,893             $ 7,044
       10/31/2004            $13,932           $ 9,029             $ 7,159
       11/30/2004            $14,905           $ 9,394             $ 7,435
       12/31/2004            $15,540           $ 9,714             $ 7,725
        1/31/2005            $14,966           $ 9,477             $ 7,459
        2/28/2005            $14,977           $ 9,676             $ 7,540
        3/31/2005            $14,557           $ 9,505             $ 7,391
        4/30/2005            $13,911           $ 9,325             $ 7,222
        5/31/2005            $14,833           $ 9,621             $ 7,584
        6/30/2005            $15,048           $ 9,635             $ 7,579
        7/31/2005            $15,878           $ 9,993             $ 7,963
        8/31/2005            $15,786           $ 9,902             $ 7,860
        9/30/2005            $16,114           $ 9,982             $ 7,898
       10/31/2005            $16,124           $ 9,816             $ 7,803
       11/30/2005            $17,210           $10,187             $ 8,148
       12/31/2005            $17,312           $10,190             $ 8,124
        1/31/2006            $18,511           $10,460             $ 8,322
        2/28/2006            $18,623           $10,488             $ 8,306
        3/31/2006            $19,217           $10,619             $ 8,455
        4/30/2006            $19,136           $10,761             $ 8,442
        5/31/2006            $17,650           $10,452             $ 8,126
        6/30/2006            $17,865           $10,466             $ 8,098
        7/31/2006            $17,046           $10,531             $ 7,920
        8/31/2006            $17,199           $10,781             $ 8,166
        9/30/2006            $17,630           $11,058             $ 8,376
       10/31/2006            $18,039           $11,418             $ 8,691
       11/30/2006            $18,654           $11,635             $ 8,867
       12/31/2006            $18,531           $11,799             $ 8,892
        1/31/2007            $19,002           $11,977             $ 9,116
        2/28/2007            $18,705           $11,743             $ 8,956
        3/31/2007            $19,013           $11,874             $ 9,007
        4/30/2007            $19,453           $12,400             $ 9,416

ENDNOTES

THE MANAGER OF THE FUND USES AN AGGRESSIVE GROWTH STRATEGY SO AN INVESTMENT IN THE FUND INVOLVES A GREATER DEGREE OF RISK. THE FUND MAY BE MORE VOLATILE THAN A MORE CONSERVATIVE EQUITY FUND, AND IT MAY BE BEST SUITED FOR LONG-TERM INVESTING. THE FUND'S INVESTMENTS IN SMALLER- AND MIDSIZE-COMPANY STOCKS INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALLER REVENUES, LIMITED PRODUCT LINES AND SMALLER MARKET SHARE. SMALLER- AND MIDSIZE-COMPANY STOCKS HISTORICALLY HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.


12 | Annual Report

Your Fund's Expenses

FRANKLIN AGGRESSIVE GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------

                                            BEGINNING ACCOUNT     ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 11/1/06        VALUE 4/30/07   PERIOD* 11/1/06-4/30/07
------------------------------------------------------------------------------------------------------------
Actual                                           $1,000             $1,076.70                $7.31
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000             $1,017.75                $7.10
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                           $1,000             $1,073.00               $10.79
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000             $1,014.38               $10.49
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                           $1,000             $1,073.80               $10.85
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000             $1,014.33               $10.54
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                           $1,000             $1,076.30                $8.34
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000             $1,016.76                $8.10
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                           $1,000             $1,078.40                $5.77
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000             $1,019.24                $5.61
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.42%; B: 2.10%; C: 2.11%; R: 1.62%; and Advisor: 1.12%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


14 | Annual Report

Franklin Flex Cap Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Flex Cap Growth Fund seeks capital appreciation. The Fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has flexibility to invest in companies located, headquartered or operating inside and outside the U.S., across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Flex Cap Growth Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Flex Cap Growth Fund - Class A had a +6.50% cumulative total return. The Fund underperformed its narrow benchmark, the Russell 3000 Growth Index, which returned +11.53%, and its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 1 The Fund also underperformed its peers in the Lipper Multi-Cap Growth Funds Classification Average, which returned +8.49%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

1. Source: Standard & Poor's Micropal. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Lipper Inc. The Lipper Multi-Cap Growth Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Cap Growth Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper Multi-Cap Growth Funds are defined as funds that normally invest in companies, of any size, with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. For the 12-month period ended 4/30/07, there were 503 funds in this category. Lipper calculations do not include sales charges or subsidization by a Fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. The average includes reinvestment of any income or distributions. Past performance does not guarantee future results. One cannot invest directly in the average, nor is the average representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 58.


                                                              Annual Report | 15

PORTFOLIO BREAKDOWN
Franklin Flex Cap Growth Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                        23.3%
Health Technology*                            13.0%
Technology Services*                          11.7%
Finance                                        8.4%
Communications                                 7.6%
Retail Trade                                   5.8%
Health Services                                4.9%
Commercial Services                            4.0%
Transportation                                 3.8%
Producer Manufacturing                         2.8%
Process Industries                             2.6%
Consumer Services                              2.5%
Consumer Non-Durables                          2.1%
Other                                          4.3%
Short-Term Investments & Other Net Assets      3.2%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

INVESTMENT STRATEGY

We are research-driven, fundamental investors pursuing a growth strategy. As "bottom-up" investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that we believe present a good trade-off between that potential earnings growth, business and financial risk, and valuation. We believe that examples of identifiable drivers of future earnings growth are a particular product niche, proven technology, sound financial profits and records, strong management, and industry leadership. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis.

MANAGER'S DISCUSSION

Among the most significant contributors to the Fund's performance relative to the Russell 3000 Growth Index for the year under review were aerospace and power generation castings producer Precision Castparts, prescription and over-the-counter drug manufacturer Schering-Plough, and application maintenance and data warehousing service provider Cognizant Technology Solutions.

From a sector perspective, our investments in the communications sector were the largest contributors to relative performance for the reporting period. Most notably, our overweighted allocation in the wireless telecommunications industry benefited results, where our positions in leading Latin American mobile company America Movil (not an index component) and international mobile carrier NII Holdings were key contributors. Within the major telecommunications industry, a significant contributor was AT&T (not an index component).

Stock selection in the transportation sector also positively affected relative performance. Within the air freight and couriers industry, the Fund benefited from not holding United Parcel Service and FedEx, which had negative returns. Another positive contributor was our holding in C.H. Robinson Worldwide, one of North America's largest third-party logistics providers.

The Fund also had some significant detractors from relative performance during the year, including digital and mixed-signal integrated circuit maker Marvell Technology Group, business research and analysis service provider Corporate Executive Board, and the world's largest private coal producer, Peabody Energy (although Peabody had been a strong positive contributor in prior periods). We sold all three holdings by period-end.

By sector, stock selection in the finance sector weighed heavily on the Fund's relative performance for the period. Within the investment managers industry, our holding in Calamos Asset Management was a key detractor for the period.


16 | Annual Report

Within financial conglomerates, our overweighting in financial services firm National Financial Partners hurt relative results. Our overweighting in the finance, rental and leasing industry, and in particular, Capital One Financial, also hampered the Fund. We sold these positions by period-end.

Additionally, the Fund's relative performance was negatively affected by some holdings in the technology services sector. In the packaged software industry, a position in SAP (not an index component) and an underweighting in Microsoft pressured results (both sold by period-end). An overweighted position in payroll accounting firm Paychex, in the data processing services industry, also detracted from performance.

The Fund's relative returns also suffered from stock selection in the distribution services sector. In particular, our overweighted allocation in certain wholesale distributors industry companies impaired performance, specifically in leading roofing materials distributor Beacon Roofing Supply and electrical products and industrial supplies distributor WESCO International.

Thank you for your continued participation in Franklin Flex Cap Growth Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]                 /s/Conrad B. Herrmann

                                Conrad B. Herrmann, CFA
                                Portfolio Manager
                                Franklin Flex Cap Growth Fund

TOP 10 HOLDINGS
Franklin Flex Cap Growth Fund
4/30/07

--------------------------------------------------------------------------------
 COMPANY                                                              % OF TOTAL
 SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
 NII Holdings Inc.                                                          2.7%
  COMMUNICATIONS
--------------------------------------------------------------------------------
 Cognizant Technology Solutions Corp., A                                    2.6%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
 Schering-Plough Corp.                                                      2.5%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Roche Holding AG, ADR (Switzerland)                                        2.5%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Cisco Systems Inc.                                                         2.1%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
 Google Inc., A                                                             2.1%
  TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
 Apple Inc.                                                                 2.1%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
 Gilead Sciences Inc.                                                       2.0%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 The Goldman Sachs Group Inc.                                               1.9%
  FINANCE
--------------------------------------------------------------------------------
 Microchip Technology Inc.                                                  1.8%
  ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 17

Performance Summary as of 4/30/07

FRANKLIN FLEX CAP GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FKCGX)                        CHANGE     4/30/07      4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$2.70      $45.15       $42.45
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                   $0.0559
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FKCBX)                        CHANGE     4/30/07      4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$2.29      $42.43       $40.14
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FCIIX)                        CHANGE     4/30/07      4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$2.30      $42.52       $40.22
--------------------------------------------------------------------------------
 CLASS R (SYMBOL: FRCGX)                        CHANGE     4/30/07      4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$2.60      $44.61       $42.01
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                   $0.0160
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FKCAX)                  CHANGE     4/30/07      4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$2.78      $45.41       $42.63
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                   $0.0921
--------------------------------------------------------------------------------


 18 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                                     1-YEAR        5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +6.50%       +47.26%           +168.28%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +0.37%        +6.78%             +9.72%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,037       $13,880            $25,286
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          -4.03%        +4.92%             +9.47%
-----------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      0.95%
-----------------------------------------------------------------------------------------------------------
CLASS B                                                     1-YEAR        5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +5.71%       +41.86%            +86.61%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +1.71%        +6.94%             +7.78%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,171       $13,986            $18,661
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          -2.93%        +5.05%             +7.33%
-----------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.70%
-----------------------------------------------------------------------------------------------------------
CLASS C                                                     1-YEAR        5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +5.72%       +41.88%           +149.12%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +4.72%        +7.25%             +9.56%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,472       $14,188            $24,912
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          +0.09%        +5.38%             +9.31%
-----------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.70%
-----------------------------------------------------------------------------------------------------------
CLASS R                                                     1-YEAR        5-YEAR      INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +6.25%       +45.51%            +40.16%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +6.25%        +7.79%             +6.55%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,625       $14,551            $14,016
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          +1.58%        +5.91%             +5.84%
-----------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.20%
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                             1-YEAR        5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +6.77%       +48.23%           +170.05%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +6.77%        +8.19%            +10.44%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,677       $14,823            $27,005
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          +2.08%        +6.31%            +10.19%
-----------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      0.70%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS A                            4/30/07
-------------------------------------------
 1-Year                              +0.37%
-------------------------------------------
 5-Year                              +6.78%
-------------------------------------------
 10-Year                             +9.72%
-------------------------------------------

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN FLEX CAP                     RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 7       GROWTH INDEX 7
--------------------------------------------------------------------------------
         5/1/1997            $ 9,425          $10,000            $10,000
        5/31/1997            $10,331          $10,608            $10,785
        6/30/1997            $10,392          $11,083            $11,211
        7/31/1997            $11,252          $11,965            $12,163
        8/31/1997            $11,183          $11,295            $11,551
        9/30/1997            $12,014          $11,913            $12,155
       10/31/1997            $11,584          $11,516            $11,677
       11/30/1997            $11,706          $12,048            $12,093
       12/31/1997            $11,520          $12,255            $12,215
        1/31/1998            $11,352          $12,391            $12,530
        2/28/1998            $12,248          $13,284            $13,487
        3/31/1998            $12,503          $13,963            $14,027
        4/30/1998            $12,727          $14,104            $14,211
        5/31/1998            $12,055          $13,862            $13,750
        6/30/1998            $12,338          $14,424            $14,529
        7/31/1998            $11,751          $14,271            $14,334
        8/31/1998            $ 9,806          $12,210            $12,087
        9/30/1998            $10,454          $12,992            $13,038
       10/31/1998            $11,036          $14,048            $14,058
       11/30/1998            $11,843          $14,899            $15,128
       12/31/1998            $12,754          $15,757            $16,493
        1/31/1999            $13,573          $16,416            $17,444
        2/28/1999            $12,502          $15,906            $16,589
        3/31/1999            $13,242          $16,542            $17,442
        4/30/1999            $13,541          $17,183            $17,570
        5/31/1999            $13,499          $16,777            $17,072
        6/30/1999            $14,867          $17,708            $18,245
        7/31/1999            $15,009          $17,156            $17,666
        8/31/1999            $15,609          $17,071            $17,886
        9/30/1999            $15,919          $16,603            $17,559
       10/31/1999            $17,888          $17,654            $18,823
       11/30/1999            $20,456          $18,012            $19,904
       12/31/1999            $24,892          $19,073            $22,072
        1/31/2000            $24,913          $18,114            $21,096
        2/29/2000            $31,370          $17,772            $22,414
        3/31/2000            $29,639          $19,509            $23,682
        4/30/2000            $26,392          $18,923            $22,463
        5/31/2000            $24,661          $18,535            $21,275
        6/30/2000            $28,344          $18,992            $22,963
        7/31/2000            $27,592          $18,696            $21,935
        8/31/2000            $31,628          $19,856            $23,943
        9/30/2000            $30,644          $18,808            $21,750
       10/31/2000            $27,976          $18,729            $20,669
       11/30/2000            $22,008          $17,253            $17,575
       12/31/2000            $23,140          $17,338            $17,124
        1/31/2001            $23,548          $17,952            $18,321
        2/28/2001            $19,191          $16,317            $15,253
        3/31/2001            $17,127          $15,284            $13,613
        4/30/2001            $19,045          $16,470            $15,331
        5/31/2001            $19,051          $16,581            $15,148
        6/30/2001            $18,933          $16,177            $14,856
        7/31/2001            $18,223          $16,018            $14,422
        8/31/2001            $17,300          $15,016            $13,261
        9/30/2001            $14,906          $13,804            $11,882
       10/31/2001            $15,935          $14,067            $12,538
       11/30/2001            $17,429          $15,146            $13,732
       12/31/2001            $17,764          $15,279            $13,763
        1/31/2002            $17,384          $15,056            $13,503
        2/28/2002            $16,718          $14,765            $12,922
        3/31/2002            $18,005          $15,321            $13,413
        4/30/2002            $17,171          $14,392            $12,374
        5/31/2002            $16,791          $14,287            $12,043
        6/30/2002            $15,438          $13,269            $10,936
        7/31/2002            $13,838          $12,235            $10,260
        8/31/2002            $13,765          $12,315            $10,289
        9/30/2002            $12,730          $10,978            $ 9,242
       10/31/2002            $13,424          $11,944            $10,065
       11/30/2002            $14,252          $12,646            $10,640
       12/31/2002            $13,334          $11,903            $ 9,905
        1/31/2003            $13,357          $11,592            $ 9,663
        2/28/2003            $13,290          $11,418            $ 9,604
        3/31/2003            $13,407          $11,528            $ 9,781
        4/30/2003            $14,297          $12,478            $10,517
        5/31/2003            $15,370          $13,134            $11,084
        6/30/2003            $15,466          $13,302            $11,241
        7/31/2003            $16,098          $13,537            $11,560
        8/31/2003            $16,881          $13,800            $11,871
        9/30/2003            $16,383          $13,654            $11,731
       10/31/2003            $17,809          $14,426            $12,416
       11/30/2003            $18,374          $14,553            $12,567
       12/31/2003            $18,732          $15,316            $12,973
        1/31/2004            $19,028          $15,597            $13,269
        2/29/2004            $19,191          $15,813            $13,345
        3/31/2004            $19,275          $15,575            $13,121
        4/30/2004            $18,883          $15,331            $12,929
        5/31/2004            $19,448          $15,541            $13,171
        6/30/2004            $19,789          $15,843            $13,356
        7/31/2004            $18,592          $15,318            $12,564
        8/31/2004            $18,492          $15,380            $12,486
        9/30/2004            $19,124          $15,546            $12,649
       10/31/2004            $19,565          $15,784            $12,856
       11/30/2004            $20,393          $16,422            $13,351
       12/31/2004            $21,160          $16,981            $13,871
        1/31/2005            $20,388          $16,567            $13,394
        2/28/2005            $20,757          $16,916            $13,540
        3/31/2005            $20,276          $16,616            $13,271
        4/30/2005            $19,722          $16,301            $12,968
        5/31/2005            $20,695          $16,820            $13,619
        6/30/2005            $20,550          $16,844            $13,610
        7/31/2005            $21,473          $17,470            $14,300
        8/31/2005            $21,316          $17,311            $14,114
        9/30/2005            $21,545          $17,451            $14,183
       10/31/2005            $21,210          $17,160            $14,011
       11/30/2005            $22,440          $17,808            $14,632
       12/31/2005            $22,474          $17,814            $14,588
        1/31/2006            $23,593          $18,286            $14,945
        2/28/2006            $23,621          $18,335            $14,916
        3/31/2006            $23,855          $18,564            $15,182
        4/30/2006            $23,744          $18,813            $15,159
        5/31/2006            $22,351          $18,272            $14,593
        6/30/2006            $22,619          $18,296            $14,541
        7/31/2006            $22,144          $18,409            $14,222
        8/31/2006            $22,530          $18,846            $14,664
        9/30/2006            $22,972          $19,332            $15,041
       10/31/2006            $23,525          $19,961            $15,607
       11/30/2006            $24,079          $20,340            $15,922
       12/31/2006            $23,769          $20,626            $15,968
        1/31/2007            $24,519          $20,937            $16,369
        2/28/2007            $24,077          $20,529            $16,082
        3/31/2007            $24,290          $20,758            $16,174
        4/30/2007            $25,286          $21,677            $16,908

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS B                            4/30/07
-------------------------------------------
 1-Year                              +1.71%
-------------------------------------------
 5-Year                              +6.94%
-------------------------------------------
 Since Inception (1/1/99)            +7.78%
-------------------------------------------

CLASS B (1/1/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN FLEX CAP                      RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 7       GROWTH INDEX 7
--------------------------------------------------------------------------------
         1/1/1999            $10,000           $10,000            $10,000
        1/31/1999            $10,633           $10,418            $10,577
        2/28/1999            $ 9,786           $10,094            $10,058
        3/31/1999            $10,362           $10,498            $10,576
        4/30/1999            $10,588           $10,905            $10,653
        5/31/1999            $10,551           $10,647            $10,351
        6/30/1999            $11,610           $11,238            $11,062
        7/31/1999            $11,709           $10,887            $10,711
        8/31/1999            $12,175           $10,834            $10,845
        9/30/1999            $12,406           $10,537            $10,646
       10/31/1999            $13,932           $11,203            $11,413
       11/30/1999            $15,919           $11,431            $12,068
       12/31/1999            $19,359           $12,104            $13,383
        1/31/2000            $19,359           $11,496            $12,791
        2/29/2000            $24,362           $11,279            $13,590
        3/31/2000            $23,001           $12,381            $14,359
        4/30/2000            $20,473           $12,009            $13,620
        5/31/2000            $19,116           $11,763            $12,900
        6/30/2000            $21,957           $12,053            $13,923
        7/31/2000            $21,363           $11,865            $13,300
        8/31/2000            $24,473           $12,601            $14,517
        9/30/2000            $23,694           $11,936            $13,187
       10/31/2000            $21,615           $11,886            $12,532
       11/30/2000            $16,992           $10,949            $10,656
       12/31/2000            $17,857           $11,003            $10,383
        1/31/2001            $18,160           $11,393            $11,109
        2/28/2001            $14,795           $10,355            $ 9,248
        3/31/2001            $13,193           $ 9,699            $ 8,254
        4/30/2001            $14,668           $10,453            $ 9,295
        5/31/2001            $14,659           $10,523            $ 9,185
        6/30/2001            $14,558           $10,267            $ 9,007
        7/31/2001            $14,005           $10,166            $ 8,744
        8/31/2001            $13,290           $ 9,530            $ 8,040
        9/30/2001            $11,438           $ 8,760            $ 7,205
       10/31/2001            $12,219           $ 8,927            $ 7,602
       11/30/2001            $13,360           $ 9,612            $ 8,326
       12/31/2001            $13,610           $ 9,696            $ 8,345
        1/31/2002            $13,312           $ 9,555            $ 8,187
        2/28/2002            $12,794           $ 9,371            $ 7,835
        3/31/2002            $13,768           $ 9,723            $ 8,133
        4/30/2002            $13,123           $ 9,134            $ 7,503
        5/31/2002            $12,825           $ 9,067            $ 7,302
        6/30/2002            $11,785           $ 8,421            $ 6,631
        7/31/2002            $10,556           $ 7,765            $ 6,221
        8/31/2002            $10,495           $ 7,816            $ 6,238
        9/30/2002            $ 9,701           $ 6,967            $ 5,603
       10/31/2002            $10,219           $ 7,580            $ 6,103
       11/30/2002            $10,846           $ 8,025            $ 6,451
       12/31/2002            $10,140           $ 7,554            $ 6,005
        1/31/2003            $10,148           $ 7,357            $ 5,859
        2/28/2003            $10,091           $ 7,246            $ 5,823
        3/31/2003            $10,175           $ 7,316            $ 5,931
        4/30/2003            $10,846           $ 7,919            $ 6,377
        5/31/2003            $11,649           $ 8,335            $ 6,721
        6/30/2003            $11,719           $ 8,442            $ 6,816
        7/31/2003            $12,189           $ 8,591            $ 7,009
        8/31/2003            $12,772           $ 8,758            $ 7,198
        9/30/2003            $12,386           $ 8,665            $ 7,113
       10/31/2003            $13,457           $ 9,155            $ 7,528
       11/30/2003            $13,873           $ 9,236            $ 7,620
       12/31/2003            $14,137           $ 9,720            $ 7,866
        1/31/2004            $14,356           $ 9,898            $ 8,045
        2/29/2004            $14,466           $10,036            $ 8,091
        3/31/2004            $14,523           $ 9,884            $ 7,956
        4/30/2004            $14,216           $ 9,729            $ 7,839
        5/31/2004            $14,632           $ 9,863            $ 7,986
        6/30/2004            $14,882           $10,054            $ 8,098
        7/31/2004            $13,970           $ 9,722            $ 7,618
        8/31/2004            $13,887           $ 9,761            $ 7,570
        9/30/2004            $14,356           $ 9,866            $ 7,670
       10/31/2004            $14,676           $10,017            $ 7,795
       11/30/2004            $15,286           $10,422            $ 8,095
       12/31/2004            $15,852           $10,777            $ 8,410
        1/31/2005            $15,264           $10,514            $ 8,121
        2/28/2005            $15,532           $10,735            $ 8,210
        3/31/2005            $15,163           $10,545            $ 8,047
        4/30/2005            $14,738           $10,345            $ 7,863
        5/31/2005            $15,453           $10,674            $ 8,258
        6/30/2005            $15,339           $10,690            $ 8,252
        7/31/2005            $16,014           $11,087            $ 8,670
        8/31/2005            $15,892           $10,986            $ 8,558
        9/30/2005            $16,054           $11,075            $ 8,600
       10/31/2005            $15,791           $10,890            $ 8,495
       11/30/2005            $16,699           $11,301            $ 8,872
       12/31/2005            $16,708           $11,306            $ 8,845
        1/31/2006            $17,528           $11,605            $ 9,061
        2/28/2006            $17,541           $11,636            $ 9,044
        3/31/2006            $17,704           $11,781            $ 9,205
        4/30/2006            $17,612           $11,939            $ 9,192
        5/31/2006            $16,567           $11,596            $ 8,848
        6/30/2006            $16,756           $11,611            $ 8,817
        7/31/2006            $16,392           $11,683            $ 8,623
        8/31/2006            $16,668           $11,960            $ 8,891
        9/30/2006            $16,984           $12,268            $ 9,120
       10/31/2006            $17,383           $12,668            $ 9,463
       11/30/2006            $17,778           $12,909            $ 9,654
       12/31/2006            $17,541           $13,090            $ 9,682
        1/31/2007            $18,095           $13,287            $ 9,925
        2/28/2007            $17,770           $13,028            $ 9,751
        3/31/2007            $17,926           $13,174            $ 9,807
        4/30/2007            $18,661           $13,757            $10,252


 20 | Annual Report

CLASS C (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN FLEX CAP                      RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 7       GROWTH INDEX 7
--------------------------------------------------------------------------------
         5/1/1997            $10,000           $10,000           $10,000
        5/31/1997            $10,950           $10,608           $10,785
        6/30/1997            $10,970           $11,083           $11,211
        7/31/1997            $11,916           $11,965           $12,163
        8/31/1997            $11,833           $11,295           $11,551
        9/30/1997            $12,706           $11,913           $12,155
       10/31/1997            $12,243           $11,516           $11,677
       11/30/1997            $12,363           $12,048           $12,093
       12/31/1997            $12,160           $12,255           $12,215
        1/31/1998            $11,981           $12,391           $12,530
        2/28/1998            $12,921           $13,284           $13,487
        3/31/1998            $13,175           $13,963           $14,027
        4/30/1998            $13,407           $14,104           $14,211
        5/31/1998            $12,694           $13,862           $13,750
        6/30/1998            $12,981           $14,424           $14,529
        7/31/1998            $12,354           $14,271           $14,334
        8/31/1998            $10,307           $12,210           $12,087
        9/30/1998            $10,982           $12,992           $13,038
       10/31/1998            $11,587           $14,048           $14,058
       11/30/1998            $12,419           $14,899           $15,128
       12/31/1998            $13,372           $15,757           $16,493
        1/31/1999            $14,223           $16,416           $17,444
        2/28/1999            $13,096           $15,906           $16,589
        3/31/1999            $13,859           $16,542           $17,442
        4/30/1999            $14,168           $17,183           $17,570
        5/31/1999            $14,113           $16,777           $17,072
        6/30/1999            $15,533           $17,708           $18,245
        7/31/1999            $15,671           $17,156           $17,666
        8/31/1999            $16,291           $17,071           $17,886
        9/30/1999            $16,601           $16,603           $17,559
       10/31/1999            $18,647           $17,654           $18,823
       11/30/1999            $21,308           $18,012           $19,904
       12/31/1999            $25,916           $19,073           $22,072
        1/31/2000            $25,922           $18,114           $21,096
        2/29/2000            $32,621           $17,772           $22,414
        3/31/2000            $30,801           $19,509           $23,682
        4/30/2000            $27,410           $18,923           $22,463
        5/31/2000            $25,595           $18,535           $21,275
        6/30/2000            $29,396           $18,992           $22,963
        7/31/2000            $28,599           $18,696           $21,935
        8/31/2000            $32,759           $19,856           $23,943
        9/30/2000            $31,719           $18,808           $21,750
       10/31/2000            $28,936           $18,729           $20,669
       11/30/2000            $22,746           $17,253           $17,575
       12/31/2000            $23,910           $17,338           $17,124
        1/31/2001            $24,308           $17,952           $18,321
        2/28/2001            $19,803           $16,317           $15,253
        3/31/2001            $17,659           $15,284           $13,613
        4/30/2001            $19,627           $16,470           $15,331
        5/31/2001            $19,621           $16,581           $15,148
        6/30/2001            $19,481           $16,177           $14,856
        7/31/2001            $18,737           $16,018           $14,422
        8/31/2001            $17,782           $15,016           $13,261
        9/30/2001            $15,309           $13,804           $11,882
       10/31/2001            $16,352           $14,067           $12,538
       11/30/2001            $17,881           $15,146           $13,732
       12/31/2001            $18,209           $15,279           $13,763
        1/31/2002            $17,811           $15,056           $13,503
        2/28/2002            $17,120           $14,765           $12,922
        3/31/2002            $18,426           $15,321           $13,413
        4/30/2002            $17,559           $14,392           $12,374
        5/31/2002            $17,161           $14,287           $12,043
        6/30/2002            $15,772           $13,269           $10,936
        7/31/2002            $14,126           $12,235           $10,260
        8/31/2002            $14,044           $12,315           $10,289
        9/30/2002            $12,983           $10,978           $ 9,242
       10/31/2002            $13,675           $11,944           $10,065
       11/30/2002            $14,512           $12,646           $10,640
       12/31/2002            $13,569           $11,903           $ 9,905
        1/31/2003            $13,581           $11,592           $ 9,663
        2/28/2003            $13,505           $11,418           $ 9,604
        3/31/2003            $13,616           $11,528           $ 9,781
        4/30/2003            $14,512           $12,478           $10,517
        5/31/2003            $15,590           $13,134           $11,084
        6/30/2003            $15,678           $13,302           $11,241
        7/31/2003            $16,305           $13,537           $11,560
        8/31/2003            $17,090           $13,800           $11,871
        9/30/2003            $16,575           $13,654           $11,731
       10/31/2003            $18,004           $14,426           $12,416
       11/30/2003            $18,567           $14,553           $12,567
       12/31/2003            $18,918           $15,316           $12,973
        1/31/2004            $19,205           $15,597           $13,269
        2/29/2004            $19,358           $15,813           $13,345
        3/31/2004            $19,434           $15,575           $13,121
        4/30/2004            $19,024           $15,331           $12,929
        5/31/2004            $19,580           $15,541           $13,171
        6/30/2004            $19,914           $15,843           $13,356
        7/31/2004            $18,696           $15,318           $12,564
        8/31/2004            $18,578           $15,380           $12,486
        9/30/2004            $19,205           $15,546           $12,649
       10/31/2004            $19,639           $15,784           $12,856
       11/30/2004            $20,453           $16,422           $13,351
       12/31/2004            $21,209           $16,981           $13,871
        1/31/2005            $20,424           $16,567           $13,394
        2/28/2005            $20,781           $16,916           $13,540
        3/31/2005            $20,289           $16,616           $13,271
        4/30/2005            $19,721           $16,301           $12,968
        5/31/2005            $20,676           $16,820           $13,619
        6/30/2005            $20,524           $16,844           $13,610
        7/31/2005            $21,426           $17,470           $14,300
        8/31/2005            $21,262           $17,311           $14,114
        9/30/2005            $21,479           $17,451           $14,183
       10/31/2005            $21,127           $17,160           $14,011
       11/30/2005            $22,340           $17,808           $14,632
       12/31/2005            $22,357           $17,814           $14,588
        1/31/2006            $23,453           $18,286           $14,945
        2/28/2006            $23,477           $18,335           $14,916
        3/31/2006            $23,687           $18,564           $15,182
        4/30/2006            $23,564           $18,813           $15,159
        5/31/2006            $22,164           $18,272           $14,593
        6/30/2006            $22,422           $18,296           $14,541
        7/31/2006            $21,936           $18,409           $14,222
        8/31/2006            $22,299           $18,846           $14,664
        9/30/2006            $22,727           $19,332           $15,041
       10/31/2006            $23,260           $19,961           $15,607
       11/30/2006            $23,793           $20,340           $15,922
       12/31/2006            $23,471           $20,626           $15,968
        1/31/2007            $24,197           $20,937           $16,369
        2/28/2007            $23,746           $20,529           $16,082
        3/31/2007            $23,945           $20,758           $16,174
        4/30/2007            $24,912           $21,677           $16,908

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS C                            4/30/07
-------------------------------------------
 1-Year                              +4.72%
-------------------------------------------
 5-Year                              +7.25%
-------------------------------------------
 10-Year                             +9.56%
-------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN FLEX CAP                      RUSSELL 3000
           DATE             GROWTH FUND       S&P 500 7       GROWTH INDEX 7
--------------------------------------------------------------------------------
          1/1/2002           $10,000           $10,000           $10,000
         1/31/2002           $ 9,758           $ 9,854           $ 9,811
         2/28/2002           $ 9,384           $ 9,664           $ 9,389
         3/31/2002           $10,103           $10,028           $ 9,746
         4/30/2002           $ 9,632           $ 9,420           $ 8,991
         5/31/2002           $ 9,415           $ 9,351           $ 8,750
         6/30/2002           $ 8,659           $ 8,685           $ 7,946
         7/31/2002           $ 7,760           $ 8,008           $ 7,455
         8/31/2002           $ 7,719           $ 8,061           $ 7,476
         9/30/2002           $ 7,139           $ 7,185           $ 6,715
        10/31/2002           $ 7,525           $ 7,817           $ 7,313
        11/30/2002           $ 7,987           $ 8,277           $ 7,730
        12/31/2002           $ 7,471           $ 7,791           $ 7,197
         1/31/2003           $ 7,481           $ 7,587           $ 7,021
         2/28/2003           $ 7,443           $ 7,473           $ 6,978
         3/31/2003           $ 7,506           $ 7,545           $ 7,107
         4/30/2003           $ 8,005           $ 8,167           $ 7,641
         5/31/2003           $ 8,602           $ 8,596           $ 8,053
         6/30/2003           $ 8,655           $ 8,706           $ 8,167
         7/31/2003           $ 9,007           $ 8,860           $ 8,399
         8/31/2003           $ 9,444           $ 9,032           $ 8,626
         9/30/2003           $ 9,165           $ 8,937           $ 8,524
        10/31/2003           $ 9,955           $ 9,442           $ 9,021
        11/30/2003           $10,273           $ 9,525           $ 9,131
        12/31/2003           $10,470           $10,024           $ 9,426
         1/31/2004           $10,634           $10,208           $ 9,641
         2/29/2004           $10,722           $10,350           $ 9,696
         3/31/2004           $10,765           $10,194           $ 9,533
         4/30/2004           $10,543           $10,034           $ 9,394
         5/31/2004           $10,857           $10,171           $ 9,570
         6/30/2004           $11,046           $10,369           $ 9,704
         7/31/2004           $10,376           $10,026           $ 9,129
         8/31/2004           $10,317           $10,066           $ 9,072
         9/30/2004           $10,669           $10,175           $ 9,191
        10/31/2004           $10,913           $10,331           $ 9,341
        11/30/2004           $11,369           $10,749           $ 9,701
        12/31/2004           $11,796           $11,114           $10,078
         1/31/2005           $11,363           $10,843           $ 9,732
         2/28/2005           $11,566           $11,071           $ 9,838
         3/31/2005           $11,296           $10,876           $ 9,643
         4/30/2005           $10,986           $10,669           $ 9,422
         5/31/2005           $11,522           $11,009           $ 9,895
         6/30/2005           $11,441           $11,024           $ 9,889
         7/31/2005           $11,952           $11,434           $10,390
         8/31/2005           $11,865           $11,330           $10,255
         9/30/2005           $11,990           $11,422           $10,305
        10/31/2005           $11,799           $11,231           $10,180
        11/30/2005           $12,484           $11,655           $10,631
        12/31/2005           $12,496           $11,660           $10,599
         1/31/2006           $13,114           $11,968           $10,858
         2/28/2006           $13,130           $12,001           $10,837
         3/31/2006           $13,256           $12,150           $11,031
         4/30/2006           $13,190           $12,313           $11,014
         5/31/2006           $12,414           $11,959           $10,603
         6/30/2006           $12,562           $11,975           $10,565
         7/31/2006           $12,295           $12,049           $10,334
         8/31/2006           $12,506           $12,335           $10,654
         9/30/2006           $12,747           $12,653           $10,929
        10/31/2006           $13,056           $13,065           $11,340
        11/30/2006           $13,357           $13,313           $11,568
        12/31/2006           $13,182           $13,500           $11,602
         1/31/2007           $13,597           $13,704           $11,893
         2/28/2007           $13,349           $13,436           $11,685
         3/31/2007           $13,466           $13,586           $11,752
         4/30/2007           $14,016           $14,188           $12,285

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS R                            4/30/07
-------------------------------------------
 1-Year                              +6.25%
-------------------------------------------
 5-Year                              +7.79%
-------------------------------------------
 Since Inception (1/1/02)            +6.55%
-------------------------------------------


                                                              Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 ADVISOR CLASS 6                    4/30/07
-------------------------------------------
 1-Year                              +6.77%
-------------------------------------------
 5-Year                              +8.19%
-------------------------------------------
 10-Year                            +10.44%
-------------------------------------------

ADVISOR CLASS (5/1/97-4/30/07) 6

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN FLEX CAP                     RUSSELL 3000
          DATE              GROWTH FUND       S&P 500 7      GROWTH INDEX 7
--------------------------------------------------------------------------------
         5/1/1997             $10,000          $10,000          $10,000
        5/31/1997             $10,961          $10,608          $10,785
        6/30/1997             $11,025          $11,083          $11,211
        7/31/1997             $11,938          $11,965          $12,163
        8/31/1997             $11,865          $11,295          $11,551
        9/30/1997             $12,747          $11,913          $12,155
       10/31/1997             $12,291          $11,516          $11,677
       11/30/1997             $12,420          $12,048          $12,093
       12/31/1997             $12,222          $12,255          $12,215
        1/31/1998             $12,044          $12,391          $12,530
        2/28/1998             $12,995          $13,284          $13,487
        3/31/1998             $13,266          $13,963          $14,027
        4/30/1998             $13,503          $14,104          $14,211
        5/31/1998             $12,790          $13,862          $13,750
        6/30/1998             $13,090          $14,424          $14,529
        7/31/1998             $12,467          $14,271          $14,334
        8/31/1998             $10,404          $12,210          $12,087
        9/30/1998             $11,092          $12,992          $13,038
       10/31/1998             $11,709          $14,048          $14,058
       11/30/1998             $12,565          $14,899          $15,128
       12/31/1998             $13,532          $15,757          $16,493
        1/31/1999             $14,400          $16,416          $17,444
        2/28/1999             $13,265          $15,906          $16,589
        3/31/1999             $14,050          $16,542          $17,442
        4/30/1999             $14,367          $17,183          $17,570
        5/31/1999             $14,322          $16,777          $17,072
        6/30/1999             $15,774          $17,708          $18,245
        7/31/1999             $15,924          $17,156          $17,666
        8/31/1999             $16,561          $17,071          $17,886
        9/30/1999             $16,890          $16,603          $17,559
       10/31/1999             $18,978          $17,654          $18,823
       11/30/1999             $21,703          $18,012          $19,904
       12/31/1999             $26,410          $19,073          $22,072
        1/31/2000             $26,432          $18,114          $21,096
        2/29/2000             $33,284          $17,772          $22,414
        3/31/2000             $31,447          $19,509          $23,682
        4/30/2000             $28,001          $18,923          $22,463
        5/31/2000             $26,164          $18,535          $21,275
        6/30/2000             $30,073          $18,992          $22,963
        7/31/2000             $29,275          $18,696          $21,935
        8/31/2000             $33,557          $19,856          $23,943
        9/30/2000             $32,513          $18,808          $21,750
       10/31/2000             $29,682          $18,729          $20,669
       11/30/2000             $23,350          $17,253          $17,575
       12/31/2000             $24,551          $17,338          $17,124
        1/31/2001             $24,984          $17,952          $18,321
        2/28/2001             $20,361          $16,317          $15,253
        3/31/2001             $18,171          $15,284          $13,613
        4/30/2001             $20,207          $16,470          $15,331
        5/31/2001             $20,213          $16,581          $15,148
        6/30/2001             $20,088          $16,177          $14,856
        7/31/2001             $19,334          $16,018          $14,422
        8/31/2001             $18,355          $15,016          $13,261
        9/30/2001             $15,815          $13,804          $11,882
       10/31/2001             $16,907          $14,067          $12,538
       11/30/2001             $18,492          $15,146          $13,732
       12/31/2001             $18,848          $15,279          $13,763
        1/31/2002             $18,444          $15,056          $13,503
        2/28/2002             $17,738          $14,765          $12,922
        3/31/2002             $19,103          $15,321          $13,413
        4/30/2002             $18,219          $14,392          $12,374
        5/31/2002             $17,815          $14,287          $12,043
        6/30/2002             $16,379          $13,269          $10,936
        7/31/2002             $14,682          $12,235          $10,260
        8/31/2002             $14,605          $12,315          $10,289
        9/30/2002             $13,507          $10,978          $ 9,242
       10/31/2002             $14,243          $11,944          $10,065
       11/30/2002             $15,121          $12,646          $10,640
       12/31/2002             $14,148          $11,903          $ 9,905
        1/31/2003             $14,171          $11,592          $ 9,663
        2/28/2003             $14,100          $11,418          $ 9,604
        3/31/2003             $14,225          $11,528          $ 9,781
        4/30/2003             $15,168          $12,478          $10,517
        5/31/2003             $16,308          $13,134          $11,084
        6/30/2003             $16,409          $13,302          $11,241
        7/31/2003             $17,079          $13,537          $11,560
        8/31/2003             $17,910          $13,800          $11,871
        9/30/2003             $17,382          $13,654          $11,731
       10/31/2003             $18,895          $14,426          $12,416
       11/30/2003             $19,495          $14,553          $12,567
       12/31/2003             $19,874          $15,316          $12,973
        1/31/2004             $20,189          $15,597          $13,269
        2/29/2004             $20,361          $15,813          $13,345
        3/31/2004             $20,450          $15,575          $13,121
        4/30/2004             $20,035          $15,331          $12,929
        5/31/2004             $20,634          $15,541          $13,171
        6/30/2004             $20,996          $15,843          $13,356
        7/31/2004             $19,726          $15,318          $12,564
        8/31/2004             $19,619          $15,380          $12,486
        9/30/2004             $20,296          $15,546          $12,649
       10/31/2004             $20,770          $15,784          $12,856
       11/30/2004             $21,649          $16,422          $13,351
       12/31/2004             $22,468          $16,981          $13,871
        1/31/2005             $21,655          $16,567          $13,394
        2/28/2005             $22,052          $16,916          $13,540
        3/31/2005             $21,542          $16,616          $13,271
        4/30/2005             $20,960          $16,301          $12,968
        5/31/2005             $21,993          $16,820          $13,619
        6/30/2005             $21,850          $16,844          $13,610
        7/31/2005             $22,830          $17,470          $14,300
        8/31/2005             $22,675          $17,311          $14,114
        9/30/2005             $22,925          $17,451          $14,183
       10/31/2005             $22,569          $17,160          $14,011
       11/30/2005             $23,886          $17,808          $14,632
       12/31/2005             $23,922          $17,814          $14,588
        1/31/2006             $25,114          $18,286          $14,945
        2/28/2006             $25,156          $18,335          $14,916
        3/31/2006             $25,405          $18,564          $15,182
        4/30/2006             $25,292          $18,813          $15,159
        5/31/2006             $23,815          $18,272          $14,593
        6/30/2006             $24,106          $18,296          $14,541
        7/31/2006             $23,607          $18,409          $14,222
        8/31/2006             $24,017          $18,846          $14,664
        9/30/2006             $24,497          $19,332          $15,041
       10/31/2006             $25,097          $19,961          $15,607
       11/30/2006             $25,684          $20,340          $15,922
       12/31/2006             $25,364          $20,626          $15,968
        1/31/2007             $26,167          $20,937          $16,369
        2/28/2007             $25,703          $20,529          $16,082
        3/31/2007             $25,935          $20,758          $16,174
        4/30/2007             $27,005          $21,677          $16,908

ENDNOTES

THE FUND MAY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH INVOLVES INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND ALSO INVESTS IN TECHNOLOGY STOCKS, WHICH CAN BE HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +36.45% and +12.00%.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.


22 | Annual Report

Your Fund's Expenses

FRANKLIN FLEX CAP GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                          VALUE 11/1/06        VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,074.90                $5.09
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,019.89                $4.96
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,070.90                $8.88
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,016.22                $8.65
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,071.00                $8.83
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,016.27                $8.60
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,073.50                $6.38
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,018.65                $6.21
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,076.10                $3.81
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,021.12                $3.71
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.99%; B: 1.73%; C: 1.72%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


24 | Annual Report

Franklin Small Cap Growth Fund II

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Small Cap Growth Fund II seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small-capitalization companies with market capitalizations not exceeding that of the highest market capitalization in the Russell 2000(R) Index or $1.5 billion, whichever is greater, at the time of purchase. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Small Cap Growth Fund II covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Small Cap Growth Fund II - Class A had a +4.02% cumulative total return. The Fund underperformed its narrow benchmark, the Russell 2000 Growth Index, which had a +4.53% return, and its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

INVESTMENT STRATEGY

We are research-driven, fundamental investors pursuing a growth strategy. As "bottom-up" investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, strong management and industry leadership are all factors we believe may contribute to strong growth potential.

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

2. Source: Standard & Poor's Micropal. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 67.


                                                              Annual Report | 25

PORTFOLIO BREAKDOWN
Franklin Small Cap Growth Fund II
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                        24.6%
Technology Services*                          11.4%
Finance                                       10.1%
Consumer Services                              8.9%
Health Technology*                             7.5%
Health Services                                6.4%
Producer Manufacturing                         4.2%
Energy Minerals                                4.2%
Commercial Services                            3.7%
Retail Trade                                   3.5%
Industrial Services                            3.4%
Consumer Durables                              3.0%
Process Industries                             2.6%
Real Estate Investment Trusts                  2.6%
Other                                          2.1%
Short-Term Investments & Other Net Assets      1.8%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

MANAGER'S DISCUSSION

Among the most significant contributors to the Fund's performance relative to the Russell 2000 Growth Index for the year under review were leading semiconductor processing equipment manufacturer Varian Semiconductor Equipment Associates, thermal imaging camera maker FLIR Systems, and speech and digital imaging software developer Nuance Communications.

From a sector perspective, our investments in the electronic technology sector were the largest contributors to relative performance for the reporting period. Most notably, our stock selection in the electronic production equipment industry benefited performance, where our position in the aforementioned Varian Semiconductor Equipment Associates was the key contributor.

Driven by stock selection, the health services sector also positively affected relative performance for the period. Significant contributors were Allscripts Healthcare Solutions, a provider of clinical software and information systems for doctors, and PAREXEL International, a top contract research organization serving the world's largest drug, biotechnology and medical device firms.

Our investments in the energy minerals sector also contributed to the Fund's relative performance. Stock selection in the oil and gas production industry, notably Mariner Energy and Bill Barrett, boosted returns.

The Fund also had significant detractors from relative performance during the year, including glucose monitoring systems developer Dexcom, leading large-scale data center servers and storage provider Rackable Systems (sold by period-end), and performance-based advertising and search marketing services company Marchex.

By sector, stock selection in the health technology sector weighed on the Fund's relative performance for the period. Within the medical specialties industry, our holding in Dexcom was a key detractor. Some of our positions in the bio-technology industry, which included Telik (sold by period-end) and Angiotech Pharmaceuticals, also hurt relative results.


26 | Annual Report

Additionally, the Fund's relative performance was negatively affected by stock selection in the technology services sector.

Stock selection in the retail trade sector also detracted from relative performance. In particular, specialty store Cost Plus and moderately priced private-label women's fashion store Christopher & Banks hampered Fund returns.

Thank you for your continued participation in Franklin Small Cap Growth Fund II. We look forward to serving your future investment needs.


[PHOTO OMITTED]       /s/Michael P. McCarthy

                      Michael P. McCarthy, CFA
                      Portfolio Manager
                      Franklin Small Cap Growth Fund II

TOP 10 HOLDINGS
Franklin Small Cap Growth Fund II
4/30/07

------------------------------------------------------------------------------
COMPANY                                                             % OF TOTAL
SECTOR/INDUSTRY                                                     NET ASSETS
------------------------------------------------------------------------------
Power Integrations Inc.                                                   2.2%
 ELECTRONIC TECHNOLOGY
------------------------------------------------------------------------------
Sapient Corp.                                                             2.1%
 TECHNOLOGY SERVICES
------------------------------------------------------------------------------
FLIR Systems Inc.                                                         1.9%
 ELECTRONIC TECHNOLOGY
------------------------------------------------------------------------------
Penn National Gaming Inc.                                                 1.9%
 CONSUMER SERVICES
------------------------------------------------------------------------------
Netlogic Microsystems Inc.                                                1.8%
 ELECTRONIC TECHNOLOGY
------------------------------------------------------------------------------
Helix Energy Solutions Group Inc.                                         1.6%
 INDUSTRIAL SERVICES
------------------------------------------------------------------------------
Orient-Express Hotels Ltd., A                                             1.6%
 CONSUMER SERVICES
------------------------------------------------------------------------------
Mariner Energy Inc.                                                       1.6%
 ENERGY MINERALS
------------------------------------------------------------------------------
Microsemi Corp.                                                           1.6%
 ELECTRONIC TECHNOLOGY
------------------------------------------------------------------------------
Trimble Navigation Ltd.                                                   1.5%
 ELECTRONIC TECHNOLOGY
------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 4/30/07

FRANKLIN SMALL CAP GROWTH FUND II

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FSGRX)                         CHANGE    4/30/07     4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           -$0.85     $13.05      $13.90
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Short-Term Capital Gain             $0.1379
--------------------------------------------------------------------------------
 Long-Term Capital Gain              $1.1949
--------------------------------------------------------------------------------
          TOTAL                      $1.3328
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FBSGX)                         CHANGE    4/30/07     4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           -$0.97     $12.35      $13.32
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Short-Term Capital Gain             $0.1379
--------------------------------------------------------------------------------
 Long-Term Capital Gain              $1.1949
--------------------------------------------------------------------------------
          TOTAL                      $1.3328
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FCSGX)                         CHANGE    4/30/07     4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           -$0.97     $12.36      $13.33
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Short-Term Capital Gain             $0.1379
--------------------------------------------------------------------------------
 Long-Term Capital Gain              $1.1949
--------------------------------------------------------------------------------
          TOTAL                      $1.3328
--------------------------------------------------------------------------------
 CLASS R (SYMBOL: FSSRX)                         CHANGE    4/30/07     4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           -$0.89     $12.86      $13.75
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Short-Term Capital Gain             $0.1379
--------------------------------------------------------------------------------
 Long-Term Capital Gain              $1.1949
--------------------------------------------------------------------------------
          TOTAL                      $1.3328
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FSSAX)                   CHANGE    4/30/07     4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           -$0.81     $13.34      $14.15
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Short-Term Capital Gain             $0.1379
--------------------------------------------------------------------------------
 Long-Term Capital Gain              $1.1949
--------------------------------------------------------------------------------
          TOTAL                      $1.3328
--------------------------------------------------------------------------------


28 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR      5-YEAR     INCEPTION (5/1/00)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +4.02%     +47.70%          +44.59%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              -1.97%      +6.83%           +4.52%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $9,803     $13,917          $13,628
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -4.55%      +5.69%           +4.23%
------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.16%
------------------------------------------------------------------------------------------------------
CLASS B                                                    1-YEAR      5-YEAR     INCEPTION (5/1/00)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +3.27%     +42.40%          +37.56%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              -0.44%      +7.02%           +4.66%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $9,956     $14,040          $13,756
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -3.13%      +5.84%           +4.37%
------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.91%
------------------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR      5-YEAR     INCEPTION (5/1/00)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +3.27%     +42.35%          +37.66%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +2.34%      +7.32%           +4.67%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                            $10,234     $14,235          $13,766
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         -0.35%      +6.18%           +4.38%
------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.92%
------------------------------------------------------------------------------------------------------
CLASS R                                                   1-YEAR      5-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +3.77%     +45.74%          +44.42%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +3.77%      +7.82%           +7.15%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                            $10,377     $14,574          $14,442
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         +1.06%      +6.69%           +6.80%
------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      1.42%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                              1-YEAR      5-YEAR     INCEPTION (5/1/00)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +4.24%     +49.59%          +47.50%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +4.24%      +8.39%           +5.71%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                            $10,424     $14,959          $14,750
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         +1.54%      +7.25%           +5.43%
------------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5      0.92%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------
 CLASS A                            4/30/07
-----------------------------------------------------
 1-Year                              -1.97%
-----------------------------------------------------
 5-Year                              +6.83%
-----------------------------------------------------
 Since Inception (5/1/00)            +4.52%
-----------------------------------------------------

CLASS A (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN SMALL                      RUSSELL 3000
              DATE       CAP GROWTH FUND II   S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
             5/1/2000        $ 9,425            $10,000            $10,000
            5/31/2000        $ 8,982            $ 9,795            $ 9,124
            6/30/2000        $11,178            $10,037            $10,303
            7/31/2000        $10,688            $ 9,880            $ 9,420
            8/31/2000        $12,319            $10,493            $10,411
            9/30/2000        $11,744            $ 9,940            $ 9,894
           10/31/2000        $11,008            $ 9,897            $ 9,091
           11/30/2000        $ 9,048            $ 9,118            $ 7,440
           12/31/2000        $ 9,623            $ 9,162            $ 7,895
            1/31/2001        $10,707            $ 9,487            $ 8,534
            2/28/2001        $ 9,161            $ 8,623            $ 7,365
            3/31/2001        $ 8,539            $ 8,077            $ 6,695
            4/30/2001        $ 9,680            $ 8,704            $ 7,515
            5/31/2001        $ 9,623            $ 8,762            $ 7,689
            6/30/2001        $ 9,906            $ 8,549            $ 7,898
            7/31/2001        $ 9,444            $ 8,465            $ 7,225
            8/31/2001        $ 8,954            $ 7,936            $ 6,773
            9/30/2001        $ 7,333            $ 7,295            $ 5,680
           10/31/2001        $ 8,096            $ 7,434            $ 6,227
           11/30/2001        $ 8,822            $ 8,004            $ 6,747
           12/31/2001        $ 9,303            $ 8,074            $ 7,167
            1/31/2002        $ 9,161            $ 7,957            $ 6,912
            2/28/2002        $ 8,775            $ 7,803            $ 6,464
            3/31/2002        $ 9,510            $ 8,097            $ 7,026
            4/30/2002        $ 9,227            $ 7,606            $ 6,874
            5/31/2002        $ 8,803            $ 7,550            $ 6,472
            6/30/2002        $ 8,096            $ 7,012            $ 5,923
            7/31/2002        $ 6,814            $ 6,466            $ 5,013
            8/31/2002        $ 6,795            $ 6,508            $ 5,011
            9/30/2002        $ 6,013            $ 5,802            $ 4,649
           10/31/2002        $ 6,579            $ 6,312            $ 4,884
           11/30/2002        $ 7,220            $ 6,683            $ 5,368
           12/31/2002        $ 6,767            $ 6,290            $ 4,998
            1/31/2003        $ 6,692            $ 6,126            $ 4,862
            2/28/2003        $ 6,550            $ 6,034            $ 4,733
            3/31/2003        $ 6,428            $ 6,092            $ 4,804
            4/30/2003        $ 7,031            $ 6,594            $ 5,259
            5/31/2003        $ 7,729            $ 6,941            $ 5,851
            6/30/2003        $ 7,851            $ 7,030            $ 5,964
            7/31/2003        $ 8,238            $ 7,154            $ 6,415
            8/31/2003        $ 9,048            $ 7,293            $ 6,760
            9/30/2003        $ 8,577            $ 7,216            $ 6,589
           10/31/2003        $ 9,595            $ 7,624            $ 7,158
           11/30/2003        $ 9,953            $ 7,691            $ 7,391
           12/31/2003        $10,047            $ 8,094            $ 7,424
            1/31/2004        $10,415            $ 8,242            $ 7,814
            2/29/2004        $10,358            $ 8,357            $ 7,802
            3/31/2004        $10,320            $ 8,231            $ 7,839
            4/30/2004        $ 9,943            $ 8,102            $ 7,445
            5/31/2004        $10,236            $ 8,213            $ 7,593
            6/30/2004        $10,622            $ 8,372            $ 7,846
            7/31/2004        $ 9,774            $ 8,095            $ 7,142
            8/31/2004        $ 9,548            $ 8,128            $ 6,988
            9/30/2004        $10,057            $ 8,216            $ 7,374
           10/31/2004        $10,207            $ 8,341            $ 7,553
           11/30/2004        $10,782            $ 8,679            $ 8,192
           12/31/2004        $11,159            $ 8,974            $ 8,486
            1/31/2005        $10,707            $ 8,755            $ 8,104
            2/28/2005        $10,999            $ 8,939            $ 8,215
            3/31/2005        $10,688            $ 8,781            $ 7,907
            4/30/2005        $10,019            $ 8,615            $ 7,404
            5/31/2005        $10,669            $ 8,889            $ 7,926
            6/30/2005        $11,018            $ 8,901            $ 8,182
            7/31/2005        $11,640            $ 9,232            $ 8,754
            8/31/2005        $11,404            $ 9,148            $ 8,631
            9/30/2005        $11,508            $ 9,222            $ 8,699
           10/31/2005        $10,971            $ 9,068            $ 8,378
           11/30/2005        $11,762            $ 9,411            $ 8,852
           12/31/2005        $11,659            $ 9,414            $ 8,839
            1/31/2006        $12,592            $ 9,664            $ 9,691
            2/28/2006        $12,743            $ 9,690            $ 9,640
            3/31/2006        $13,148            $ 9,810            $10,108
            4/30/2006        $13,101            $ 9,942            $10,079
            5/31/2006        $12,224            $ 9,656            $ 9,370
            6/30/2006        $12,205            $ 9,669            $ 9,375
            7/31/2006        $11,480            $ 9,729            $ 8,888
            8/31/2006        $11,772            $ 9,960            $ 9,149
            9/30/2006        $11,744            $10,216            $ 9,211
           10/31/2006        $12,356            $10,549            $ 9,807
           11/30/2006        $12,771            $10,749            $10,042
           12/31/2006        $12,761            $10,900            $10,018
            1/31/2007        $13,106            $11,065            $10,205
            2/28/2007        $13,263            $10,849            $10,172
            3/31/2007        $13,315            $10,970            $10,266
            4/30/2007        $13,628            $11,456            $10,535


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS B                            4/30/07
-------------------------------------------
 1-Year                              -0.44%
-------------------------------------------
 5-Year                              +7.02%
-------------------------------------------
 Since Inception (5/1/00)            +4.66%
-------------------------------------------

CLASS B (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN SMALL                      RUSSELL 3000
          DATE           CAP GROWTH FUND II   S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
         5/1/2000            $10,000          $10,000              $10,000
        5/31/2000            $ 9,530          $ 9,795              $ 9,124
        6/30/2000            $11,850          $10,037              $10,303
        7/31/2000            $11,330          $ 9,880              $ 9,420
        8/31/2000            $13,040          $10,493              $10,411
        9/30/2000            $12,430          $ 9,940              $ 9,894
       10/31/2000            $11,640          $ 9,897              $ 9,091
       11/30/2000            $ 9,570          $ 9,118              $ 7,440
       12/31/2000            $10,170          $ 9,162              $ 7,895
        1/31/2001            $11,300          $ 9,487              $ 8,534
        2/28/2001            $ 9,670          $ 8,623              $ 7,365
        3/31/2001            $ 9,010          $ 8,077              $ 6,695
        4/30/2001            $10,200          $ 8,704              $ 7,515
        5/31/2001            $10,140          $ 8,762              $ 7,689
        6/30/2001            $10,430          $ 8,549              $ 7,898
        7/31/2001            $ 9,940          $ 8,465              $ 7,225
        8/31/2001            $ 9,420          $ 7,936              $ 6,773
        9/30/2001            $ 7,710          $ 7,295              $ 5,680
       10/31/2001            $ 8,510          $ 7,434              $ 6,227
       11/30/2001            $ 9,270          $ 8,004              $ 6,747
       12/31/2001            $ 9,760          $ 8,074              $ 7,167
        1/31/2002            $ 9,610          $ 7,957              $ 6,912
        2/28/2002            $ 9,200          $ 7,803              $ 6,464
        3/31/2002            $ 9,970          $ 8,097              $ 7,026
        4/30/2002            $ 9,660          $ 7,606              $ 6,874
        5/31/2002            $ 9,220          $ 7,550              $ 6,472
        6/30/2002            $ 8,470          $ 7,012              $ 5,923
        7/31/2002            $ 7,130          $ 6,466              $ 5,013
        8/31/2002            $ 7,100          $ 6,508              $ 5,011
        9/30/2002            $ 6,280          $ 5,802              $ 4,649
       10/31/2002            $ 6,870          $ 6,312              $ 4,884
       11/30/2002            $ 7,540          $ 6,683              $ 5,368
       12/31/2002            $ 7,060          $ 6,290              $ 4,998
        1/31/2003            $ 6,980          $ 6,126              $ 4,862
        2/28/2003            $ 6,830          $ 6,034              $ 4,733
        3/31/2003            $ 6,690          $ 6,092              $ 4,804
        4/30/2003            $ 7,330          $ 6,594              $ 5,259
        5/31/2003            $ 8,040          $ 6,941              $ 5,851
        6/30/2003            $ 8,160          $ 7,030              $ 5,964
        7/31/2003            $ 8,560          $ 7,154              $ 6,415
        8/31/2003            $ 9,400          $ 7,293              $ 6,760
        9/30/2003            $ 8,900          $ 7,216              $ 6,589
       10/31/2003            $ 9,950          $ 7,624              $ 7,158
       11/30/2003            $10,320          $ 7,691              $ 7,391
       12/31/2003            $10,410          $ 8,094              $ 7,424
        1/31/2004            $10,780          $ 8,242              $ 7,814
        2/29/2004            $10,710          $ 8,357              $ 7,802
        3/31/2004            $10,670          $ 8,231              $ 7,839
        4/30/2004            $10,270          $ 8,102              $ 7,445
        5/31/2004            $10,560          $ 8,213              $ 7,593
        6/30/2004            $10,960          $ 8,372              $ 7,846
        7/31/2004            $10,070          $ 8,095              $ 7,142
        8/31/2004            $ 9,840          $ 8,128              $ 6,988
        9/30/2004            $10,350          $ 8,216              $ 7,374
       10/31/2004            $10,500          $ 8,341              $ 7,553
       11/30/2004            $11,090          $ 8,679              $ 8,192
       12/31/2004            $11,470          $ 8,974              $ 8,486
        1/31/2005            $10,990          $ 8,755              $ 8,104
        2/28/2005            $11,290          $ 8,939              $ 8,215
        3/31/2005            $10,960          $ 8,781              $ 7,907
        4/30/2005            $10,260          $ 8,615              $ 7,404
        5/31/2005            $10,930          $ 8,889              $ 7,926
        6/30/2005            $11,280          $ 8,901              $ 8,182
        7/31/2005            $11,910          $ 9,232              $ 8,754
        8/31/2005            $11,660          $ 9,148              $ 8,631
        9/30/2005            $11,750          $ 9,222              $ 8,699
       10/31/2005            $11,200          $ 9,068              $ 8,378
       11/30/2005            $12,000          $ 9,411              $ 8,852
       12/31/2005            $11,890          $ 9,414              $ 8,839
        1/31/2006            $12,830          $ 9,664              $ 9,691
        2/28/2006            $12,980          $ 9,690              $ 9,640
        3/31/2006            $13,380          $ 9,810              $10,108
        4/30/2006            $13,320          $ 9,942              $10,079
        5/31/2006            $12,420          $ 9,656              $ 9,370
        6/30/2006            $12,400          $ 9,669              $ 9,375
        7/31/2006            $11,650          $ 9,729              $ 8,888
        8/31/2006            $11,940          $ 9,960              $ 9,149
        9/30/2006            $11,910          $10,216              $ 9,211
       10/31/2006            $12,520          $10,549              $ 9,807
       11/30/2006            $12,930          $10,749              $10,042
       12/31/2006            $12,920          $10,900              $10,018
        1/31/2007            $13,254          $11,065              $10,205
        2/28/2007            $13,410          $10,849              $10,172
        3/31/2007            $13,444          $10,970              $10,266
        4/30/2007            $13,756          $11,456              $10,535


30 | Annual Report

CLASS C (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN SMALL                      RUSSELL 3000
          DATE           CAP GROWTH FUND II   S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
        5/1/2000            $10,000             $10,000            $10,000
       5/31/2000            $ 9,530             $ 9,795            $ 9,124
       6/30/2000            $11,840             $10,037            $10,303
       7/31/2000            $11,330             $ 9,880            $ 9,420
       8/31/2000            $13,040             $10,493            $10,411
       9/30/2000            $12,430             $ 9,940            $ 9,894
      10/31/2000            $11,650             $ 9,897            $ 9,091
      11/30/2000            $ 9,570             $ 9,118            $ 7,440
      12/31/2000            $10,180             $ 9,162            $ 7,895
       1/31/2001            $11,310             $ 9,487            $ 8,534
       2/28/2001            $ 9,680             $ 8,623            $ 7,365
       3/31/2001            $ 9,020             $ 8,077            $ 6,695
       4/30/2001            $10,210             $ 8,704            $ 7,515
       5/31/2001            $10,150             $ 8,762            $ 7,689
       6/30/2001            $10,440             $ 8,549            $ 7,898
       7/31/2001            $ 9,950             $ 8,465            $ 7,225
       8/31/2001            $ 9,420             $ 7,936            $ 6,773
       9/30/2001            $ 7,720             $ 7,295            $ 5,680
      10/31/2001            $ 8,520             $ 7,434            $ 6,227
      11/30/2001            $ 9,270             $ 8,004            $ 6,747
      12/31/2001            $ 9,770             $ 8,074            $ 7,167
       1/31/2002            $ 9,620             $ 7,957            $ 6,912
       2/28/2002            $ 9,210             $ 7,803            $ 6,464
       3/31/2002            $ 9,970             $ 8,097            $ 7,026
       4/30/2002            $ 9,670             $ 7,606            $ 6,874
       5/31/2002            $ 9,230             $ 7,550            $ 6,472
       6/30/2002            $ 8,470             $ 7,012            $ 5,923
       7/31/2002            $ 7,130             $ 6,466            $ 5,013
       8/31/2002            $ 7,110             $ 6,508            $ 5,011
       9/30/2002            $ 6,280             $ 5,802            $ 4,649
      10/31/2002            $ 6,870             $ 6,312            $ 4,884
      11/30/2002            $ 7,550             $ 6,683            $ 5,368
      12/31/2002            $ 7,070             $ 6,290            $ 4,998
       1/31/2003            $ 6,990             $ 6,126            $ 4,862
       2/28/2003            $ 6,830             $ 6,034            $ 4,733
       3/31/2003            $ 6,700             $ 6,092            $ 4,804
       4/30/2003            $ 7,330             $ 6,594            $ 5,259
       5/31/2003            $ 8,050             $ 6,941            $ 5,851
       6/30/2003            $ 8,170             $ 7,030            $ 5,964
       7/31/2003            $ 8,570             $ 7,154            $ 6,415
       8/31/2003            $ 9,400             $ 7,293            $ 6,760
       9/30/2003            $ 8,910             $ 7,216            $ 6,589
      10/31/2003            $ 9,960             $ 7,624            $ 7,158
      11/30/2003            $10,330             $ 7,691            $ 7,391
      12/31/2003            $10,410             $ 8,094            $ 7,424
       1/31/2004            $10,780             $ 8,242            $ 7,814
       2/29/2004            $10,720             $ 8,357            $ 7,802
       3/31/2004            $10,670             $ 8,231            $ 7,839
       4/30/2004            $10,270             $ 8,102            $ 7,445
       5/31/2004            $10,570             $ 8,213            $ 7,593
       6/30/2004            $10,960             $ 8,372            $ 7,846
       7/31/2004            $10,080             $ 8,095            $ 7,142
       8/31/2004            $ 9,840             $ 8,128            $ 6,988
       9/30/2004            $10,360             $ 8,216            $ 7,374
      10/31/2004            $10,500             $ 8,341            $ 7,553
      11/30/2004            $11,090             $ 8,679            $ 8,192
      12/31/2004            $11,480             $ 8,974            $ 8,486
       1/31/2005            $11,000             $ 8,755            $ 8,104
       2/28/2005            $11,290             $ 8,939            $ 8,215
       3/31/2005            $10,970             $ 8,781            $ 7,907
       4/30/2005            $10,270             $ 8,615            $ 7,404
       5/31/2005            $10,930             $ 8,889            $ 7,926
       6/30/2005            $11,280             $ 8,901            $ 8,182
       7/31/2005            $11,920             $ 9,232            $ 8,754
       8/31/2005            $11,660             $ 9,148            $ 8,631
       9/30/2005            $11,760             $ 9,222            $ 8,699
      10/31/2005            $11,210             $ 9,068            $ 8,378
      11/30/2005            $12,010             $ 9,411            $ 8,852
      12/31/2005            $11,900             $ 9,414            $ 8,839
       1/31/2006            $12,840             $ 9,664            $ 9,691
       2/28/2006            $12,990             $ 9,690            $ 9,640
       3/31/2006            $13,380             $ 9,810            $10,108
       4/30/2006            $13,330             $ 9,942            $10,079
       5/31/2006            $12,430             $ 9,656            $ 9,370
       6/30/2006            $12,400             $ 9,669            $ 9,375
       7/31/2006            $11,660             $ 9,729            $ 8,888
       8/31/2006            $11,950             $ 9,960            $ 9,149
       9/30/2006            $11,920             $10,216            $ 9,211
      10/31/2006            $12,530             $10,549            $ 9,807
      11/30/2006            $12,940             $10,749            $10,042
      12/31/2006            $12,919             $10,900            $10,018
       1/31/2007            $13,264             $11,065            $10,205
       2/28/2007            $13,420             $10,849            $10,172
       3/31/2007            $13,454             $10,970            $10,266
       4/30/2007            $13,766             $11,456            $10,535

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS C                             4/30/07
--------------------------------------------
 1-Year                               +2.34%
--------------------------------------------
 5-Year                               +7.32%
--------------------------------------------
 Since Inception (5/1/00)             +4.67%
--------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN SMALL                      RUSSELL 3000
          DATE           CAP GROWTH FUND II   S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
       1/1/2002              $10,000          $10,000          $10,000
      1/31/2002              $ 9,838          $ 9,854          $ 9,644
      2/28/2002              $ 9,423          $ 9,664          $ 9,020
      3/31/2002              $10,213          $10,028          $ 9,804
      4/30/2002              $ 9,909          $ 9,420          $ 9,592
      5/31/2002              $ 9,463          $ 9,351          $ 9,031
      6/30/2002              $ 8,694          $ 8,685          $ 8,265
      7/31/2002              $ 7,318          $ 8,008          $ 6,995
      8/31/2002              $ 7,288          $ 8,061          $ 6,992
      9/30/2002              $ 6,447          $ 7,185          $ 6,487
     10/31/2002              $ 7,045          $ 7,817          $ 6,815
     11/30/2002              $ 7,743          $ 8,277          $ 7,490
     12/31/2002              $ 7,257          $ 7,791          $ 6,974
      1/31/2003              $ 7,176          $ 7,587          $ 6,784
      2/28/2003              $ 7,014          $ 7,473          $ 6,603
      3/31/2003              $ 6,883          $ 7,545          $ 6,703
      4/30/2003              $ 7,540          $ 8,167          $ 7,338
      5/31/2003              $ 8,280          $ 8,596          $ 8,165
      6/30/2003              $ 8,400          $ 8,706          $ 8,322
      7/31/2003              $ 8,816          $ 8,860          $ 8,951
      8/31/2003              $ 9,686          $ 9,032          $ 9,432
      9/30/2003              $ 9,180          $ 8,937          $ 9,193
     10/31/2003              $10,263          $ 9,442          $ 9,987
     11/30/2003              $10,647          $ 9,525          $10,313
     12/31/2003              $10,739          $10,024          $10,359
      1/31/2004              $11,124          $10,208          $10,903
      2/29/2004              $11,063          $10,350          $10,886
      3/31/2004              $11,022          $10,194          $10,937
      4/30/2004              $10,617          $10,034          $10,388
      5/31/2004              $10,921          $10,171          $10,595
      6/30/2004              $11,335          $10,369          $10,948
      7/31/2004              $10,425          $10,026          $ 9,965
      8/31/2004              $10,193          $10,066          $ 9,750
      9/30/2004              $10,729          $10,175          $10,289
     10/31/2004              $10,881          $10,331          $10,539
     11/30/2004              $11,498          $10,749          $11,430
     12/31/2004              $11,903          $11,114          $11,841
      1/31/2005              $11,406          $10,843          $11,308
      2/28/2005              $11,720          $11,071          $11,463
      3/31/2005              $11,386          $10,876          $11,033
      4/30/2005              $10,668          $10,669          $10,331
      5/31/2005              $11,356          $11,009          $11,059
      6/30/2005              $11,731          $11,024          $11,417
      7/31/2005              $12,388          $11,434          $12,215
      8/31/2005              $12,136          $11,330          $12,043
      9/30/2005              $12,237          $11,422          $12,138
     10/31/2005              $11,670          $11,231          $11,690
     11/30/2005              $12,510          $11,655          $12,351
     12/31/2005              $12,398          $11,660          $12,333
      1/31/2006              $13,390          $11,968          $13,523
      2/28/2006              $13,542          $12,001          $13,450
      3/31/2006              $13,968          $12,150          $14,104
      4/30/2006              $13,917          $12,313          $14,063
      5/31/2006              $12,976          $11,959          $13,074
      6/30/2006              $12,955          $11,975          $13,082
      7/31/2006              $12,186          $12,049          $12,402
      8/31/2006              $12,500          $12,335          $12,765
      9/30/2006              $12,469          $12,653          $12,852
     10/31/2006              $13,118          $13,065          $13,685
     11/30/2006              $13,542          $13,313          $14,012
     12/31/2006              $13,532          $13,500          $13,979
      1/31/2007              $13,891          $13,704          $14,239
      2/28/2007              $14,060          $13,436          $14,194
      3/31/2007              $14,116          $13,586          $14,325
      4/30/2007              $14,442          $14,188          $14,700

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS R                            4/30/07
-------------------------------------------
 1-Year                              +3.77%
-------------------------------------------
 5-Year                              +7.82%
-------------------------------------------
 Since Inception (1/1/02)            +7.15%
-------------------------------------------


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 ADVISOR CLASS                      4/30/07
-------------------------------------------
 1-Year                              +4.24%
-------------------------------------------
 5-Year                              +8.39%
-------------------------------------------
 Since Inception (5/1/00)            +5.71%
-------------------------------------------

ADVISOR CLASS (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN SMALL                      RUSSELL 3000
          DATE           CAP GROWTH FUND II   S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
          5/1/2000            $10,000          $10,000             $10,000
         5/31/2000            $ 9,530          $ 9,795             $ 9,124
         6/30/2000            $11,870          $10,037             $10,303
         7/31/2000            $11,350          $ 9,880             $ 9,420
         8/31/2000            $13,080          $10,493             $10,411
         9/30/2000            $12,490          $ 9,940             $ 9,894
        10/31/2000            $11,710          $ 9,897             $ 9,091
        11/30/2000            $ 9,630          $ 9,118             $ 7,440
        12/31/2000            $10,240          $ 9,162             $ 7,895
         1/31/2001            $11,390          $ 9,487             $ 8,534
         2/28/2001            $ 9,760          $ 8,623             $ 7,365
         3/31/2001            $ 9,100          $ 8,077             $ 6,695
         4/30/2001            $10,310          $ 8,704             $ 7,515
         5/31/2001            $10,250          $ 8,762             $ 7,689
         6/30/2001            $10,560          $ 8,549             $ 7,898
         7/31/2001            $10,070          $ 8,465             $ 7,225
         8/31/2001            $ 9,550          $ 7,936             $ 6,773
         9/30/2001            $ 7,830          $ 7,295             $ 5,680
        10/31/2001            $ 8,640          $ 7,434             $ 6,227
        11/30/2001            $ 9,420          $ 8,004             $ 6,747
        12/31/2001            $ 9,930          $ 8,074             $ 7,167
         1/31/2002            $ 9,780          $ 7,957             $ 6,912
         2/28/2002            $ 9,370          $ 7,803             $ 6,464
         3/31/2002            $10,160          $ 8,097             $ 7,026
         4/30/2002            $ 9,860          $ 7,606             $ 6,874
         5/31/2002            $ 9,420          $ 7,550             $ 6,472
         6/30/2002            $ 8,660          $ 7,012             $ 5,923
         7/31/2002            $ 7,290          $ 6,466             $ 5,013
         8/31/2002            $ 7,270          $ 6,508             $ 5,011
         9/30/2002            $ 6,430          $ 5,802             $ 4,649
        10/31/2002            $ 7,040          $ 6,312             $ 4,884
        11/30/2002            $ 7,740          $ 6,683             $ 5,368
        12/31/2002            $ 7,250          $ 6,290             $ 4,998
         1/31/2003            $ 7,180          $ 6,126             $ 4,862
         2/28/2003            $ 7,030          $ 6,034             $ 4,733
         3/31/2003            $ 6,890          $ 6,092             $ 4,804
         4/30/2003            $ 7,550          $ 6,594             $ 5,259
         5/31/2003            $ 8,300          $ 6,941             $ 5,851
         6/30/2003            $ 8,430          $ 7,030             $ 5,964
         7/31/2003            $ 8,850          $ 7,154             $ 6,415
         8/31/2003            $ 9,720          $ 7,293             $ 6,760
         9/30/2003            $ 9,220          $ 7,216             $ 6,589
        10/31/2003            $10,310          $ 7,624             $ 7,158
        11/30/2003            $10,700          $ 7,691             $ 7,391
        12/31/2003            $10,800          $ 8,094             $ 7,424
         1/31/2004            $11,190          $ 8,242             $ 7,814
         2/29/2004            $11,140          $ 8,357             $ 7,802
         3/31/2004            $11,100          $ 8,231             $ 7,839
         4/30/2004            $10,690          $ 8,102             $ 7,445
         5/31/2004            $11,010          $ 8,213             $ 7,593
         6/30/2004            $11,430          $ 8,372             $ 7,846
         7/31/2004            $10,510          $ 8,095             $ 7,142
         8/31/2004            $10,280          $ 8,128             $ 6,988
         9/30/2004            $10,820          $ 8,216             $ 7,374
        10/31/2004            $10,980          $ 8,341             $ 7,553
        11/30/2004            $11,610          $ 8,679             $ 8,192
        12/31/2004            $12,020          $ 8,974             $ 8,486
         1/31/2005            $11,530          $ 8,755             $ 8,104
         2/28/2005            $11,850          $ 8,939             $ 8,215
         3/31/2005            $11,520          $ 8,781             $ 7,907
         4/30/2005            $10,790          $ 8,615             $ 7,404
         5/31/2005            $11,500          $ 8,889             $ 7,926
         6/30/2005            $11,880          $ 8,901             $ 8,182
         7/31/2005            $12,550          $ 9,232             $ 8,754
         8/31/2005            $12,300          $ 9,148             $ 8,631
         9/30/2005            $12,410          $ 9,222             $ 8,699
        10/31/2005            $11,840          $ 9,068             $ 8,378
        11/30/2005            $12,690          $ 9,411             $ 8,852
        12/31/2005            $12,590          $ 9,414             $ 8,839
         1/31/2006            $13,600          $ 9,664             $ 9,691
         2/28/2006            $13,760          $ 9,690             $ 9,640
         3/31/2006            $14,200          $ 9,810             $10,108
         4/30/2006            $14,150          $ 9,942             $10,079
         5/31/2006            $13,200          $ 9,656             $ 9,370
         6/30/2006            $13,190          $ 9,669             $ 9,375
         7/31/2006            $12,400          $ 9,729             $ 8,888
         8/31/2006            $12,730          $ 9,960             $ 9,149
         9/30/2006            $12,700          $10,216             $ 9,211
        10/31/2006            $13,370          $10,549             $ 9,807
        11/30/2006            $13,810          $10,749             $10,042
        12/31/2006            $13,810          $10,900             $10,018
         1/31/2007            $14,186          $11,065             $10,205
         2/28/2007            $14,363          $10,849             $10,172
         3/31/2007            $14,418          $10,970             $10,266
         4/30/2007            $14,750          $11,456             $10,535

ENDNOTES

SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND IS INTENDED FOR LONG-TERM INVESTORS WHO ARE COMFORTABLE WITH SHORT-TERM FLUCTUATIONS IN SHARE PRICE. THERE ARE SPECIAL RISKS INVOLVED WITH SIGNIFICANT EXPOSURE TO A PARTICULAR SECTOR, INCLUDING INCREASED SUSCEPTIBILITY RELATED TO ECONOMIC, BUSINESS, OR OTHER DEVELOPMENTS AFFECTING THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS AND INVOLVES SPECIAL RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.


32 | Annual Report

Your Fund's Expenses

FRANKLIN SMALL CAP GROWTH FUND II

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 /$1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06      VALUE 4/30/07    PERIOD* 1/1/06-4/30/07
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,102.90                $6.31
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,018.79                $6.06
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,098.70               $10.20
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,015.08                $9.79
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,098.60               $10.20
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,015.08                $9.79
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,101.00                $7.66
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,017.50                $7.35
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,103.20                $5.06
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,019.98                $4.86
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.21%; B: 1.96%; C: 1.96%; R: 1.47%; and Advisor: 0.97%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


34 | Annual Report

Franklin Small-Mid Cap Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Small-Mid Cap Growth Fund seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those having market values less than $1.5 billion or the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. 1 Mid-cap companies are those with market cap values not exceeding $8.5 billion.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Small-Mid Cap Growth Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Small-Mid Cap Growth Fund - Class A had a +10.38% cumulative total return. The Fund underperformed its narrow benchmark, the Russell Midcap(R) Growth Index, which returned +11.13%, and its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which had a total return of +15.23% for the same period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 38.

INVESTMENT STRATEGY

We are research-driven, fundamental investors pursuing a growth strategy. As "bottom-up" investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, strong management and industry leadership are all factors we believe may contribute to strong growth potential.

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

2. Source: Standard & Poor's Micropal. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 76.


                                                              Annual Report | 35

PORTFOLIO BREAKDOWN
Franklin Small-Mid Cap Growth Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Electronic Technology*                        22.6%
Health Technology*                            11.3%
Technology Services*                           7.5%
Finance                                        7.1%
Producer Manufacturing                         6.5%
Health Services                                6.4%
Consumer Durables                              5.8%
Retail Trade                                   5.6%
Communications                                 5.0%
Consumer Services                              3.6%
Energy Minerals                                3.0%
Commercial Services                            2.8%
Industrial Services                            2.6%
Transportation                                 2.2%
Consumer Non-Durables                          2.0%
Other                                          3.5%
Short-Term Investments & Other Net Assets      2.5%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

MANAGER'S DISCUSSION

Among the most significant contributors to the Fund's performance relative to the Russell Midcap Growth Index for the year under review were construction equipment manufacturer Terex, business intelligence software and development application provider Hyperion Solutions (sold by period-end), and Precision Castparts, a leading maker of investment castings used in aerospace and power generation applications.

From a sector perspective, our investments in electronic technology were the largest contributors to relative performance for the period under review. Most notably, an overweighted position in the aerospace and defense industry benefited relative performance. An underweighted position in electronic components and stock selection in computer peripherals also aided relative results.

Driven by stock selection, some holdings in the producer manufacturing sector also positively affected relative performance for the period. Overweighted positions in Terex and railcar manufacturer Trinity Industries underpinned positive performance. Our position in weighing instruments maker Mettler-Toledo International was among the top contributors to relative performance for the sector and the Fund.

The technology services sector benefited relative performance due to stock selection. Hyperion Solutions, in the packaged software industry, and Cognizant Technology Solutions, in the information technology services industry, were some of the sector's biggest contributors to absolute and relative performance.

By contrast, among the Fund's most significant detractors from relative performance were testing and measurement equipment maker Tektronix, specialty retailer Chico's FAS (sold by period-end), and direct satellite radio broadcaster XM Satellite Radio Holdings.

On a sector basis, retail trade represented the Fund's most notable detractor relative to the Russell Midcap Growth Index. Specifically, our position in discount store chain Dollar General (sold by period-end) detracted from relative performance.

Driven largely by stock selection in the investment banks and brokers industry, our investments in the finance sector underperformed relative to the benchmark. A significantly overweighted position in online broker E*TRADE Financial weighed on performance, and our position in non-index company optionsXpress Holdings also pressured results in the sector.



36 | Annual Report

The health technology sector detracted from relative returns mainly due to stock selection. X-ray and oncology products manufacturer Varian Medical Systems and leading urological devices maker American Medical Systems Holdings were among this sector's poorest performers.

We continue to follow our investment strategy, focusing on companies that exhibit what we consider to be clear growth drivers. We invest in those companies we believe provide the best trade-off between growth opportunity, and business and valuation risk. Our emphasis continues to be on owning "growth leaders" that have the opportunity to significantly increase their sales, earnings and cash flow over a three-to-five-year period.

Thank you for your continued participation in Franklin Small-Mid Cap Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]        /s/Edward B. Jamieson

                       Edward B. Jamieson
                       Portfolio Manager
                       Franklin Small-Mid Cap Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
Franklin Small-Mid Cap Growth Fund
4/30/07

-------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
-------------------------------------------------------------------------------
NII Holdings Inc.                                                          2.4%
 COMMUNICATIONS
-------------------------------------------------------------------------------
Harris Corp.                                                               2.3%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
Trimble Navigation Ltd.                                                    2.1%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
Trinity Industries Inc.                                                    1.9%
 PRODUCER MANUFACTURING
-------------------------------------------------------------------------------
Affiliated Managers Group Inc.                                             1.9%
 FINANCE
-------------------------------------------------------------------------------
Embraer-Empresa Brasileira
de Aeronautica SA, ADR (Brazil)                                            1.7%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
Microsemi Corp.                                                            1.7%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
Precision Castparts Corp.                                                  1.7%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., A                                    1.6%
 TECHNOLOGY SERVICES
-------------------------------------------------------------------------------
Activision Inc.                                                            1.6%
 CONSUMER DURABLES
-------------------------------------------------------------------------------


                                                              Annual Report | 37

Performance Summary as of 4/30/07

FRANKLIN SMALL-MID CAP GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FRSGX)                        CHANGE    4/30/07       4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$1.12     $41.54        $40.42
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Long-Term Capital Gain             $2.8408
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FBSMX)                        CHANGE    4/30/07       4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.69     $40.00        $39.31
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Long-Term Capital Gain             $2.8408
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FRSIX)                        CHANGE    4/30/07       4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.60     $38.85        $38.25
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Long-Term Capital Gain             $2.8408
--------------------------------------------------------------------------------
 CLASS R (SYMBOL: FSMRX)                        CHANGE    4/30/07       4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.98     $40.96        $39.98
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Long-Term Capital Gain             $2.8408
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FSGAX)                  CHANGE    4/30/07       4/30/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$1.29     $42.22        $40.93
--------------------------------------------------------------------------------
 DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
 Long-Term Capital Gain             $2.8408
--------------------------------------------------------------------------------


38 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                                 1-YEAR       5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +10.38%      +54.78%         +156.18%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +4.02%       +7.85%           +9.21%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $10,402      $14,588          $24,140
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      -0.14%       +5.98%           +8.87%
---------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5     0.97%
---------------------------------------------------------------------------------------------------
CLASS B                                                 1-YEAR       3-YEAR     INCEPTION (7/1/02)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +9.53%      +47.05%          +76.97%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +5.53%      +12.94%          +12.28%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $10,553      $14,405          $17,497
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      +1.22%       +9.99%          +11.62%
---------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5     1.72%
---------------------------------------------------------------------------------------------------
CLASS C                                                 1-YEAR       5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +9.56%      +49.19%         +137.87%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +8.56%       +8.33%           +9.05%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $10,856      $14,919          $23,787
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      +4.17%       +6.45%           +8.71%
---------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5     1.72%
---------------------------------------------------------------------------------------------------
CLASS R                                                 1-YEAR       5-YEAR     INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +10.11%      +52.90%          +41.37%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +10.11%       +8.86%           +6.72%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,011      $15,290          $14,137
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      +5.68%       +6.97%           +6.07%
---------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5     1.22%
---------------------------------------------------------------------------------------------------
ADVISOR CLASS                                           1-YEAR       5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                              +10.65%      +56.73%         +162.91%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2                          +10.65%       +9.40%          +10.15%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                         $11,065      $15,673          $26,291
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      +6.22%       +7.52%           +9.81%
---------------------------------------------------------------------------------------------------
       Total Annual Operating Expenses 5     0.72%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 39

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS A                             4/30/07
--------------------------------------------
 1-Year                               +4.02%
--------------------------------------------
 5-Year                               +7.85%
--------------------------------------------
 10-Year                              +9.21%
--------------------------------------------

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      FRANKLIN SMALL-MID                      RUSSELL MIDCAP
          DATE          CAP GROWTH FUND        S&P 500 6      GROWTH INDEX 6
--------------------------------------------------------------------------------
        5/1/1997            $ 9,423             $10,000           $10,000
       5/31/1997            $10,751             $10,608           $10,896
       6/30/1997            $11,114             $11,083           $11,198
       7/31/1997            $11,785             $11,965           $12,269
       8/31/1997            $11,880             $11,295           $12,150
       9/30/1997            $12,984             $11,913           $12,765
      10/31/1997            $12,377             $11,516           $12,126
      11/30/1997            $12,074             $12,048           $12,253
      12/31/1997            $11,930             $12,255           $12,414
       1/31/1998            $11,841             $12,391           $12,190
       2/28/1998            $12,783             $13,284           $13,336
       3/31/1998            $13,262             $13,963           $13,896
       4/30/1998            $13,490             $14,104           $14,084
       5/31/1998            $12,590             $13,862           $13,505
       6/30/1998            $12,653             $14,424           $13,887
       7/31/1998            $11,430             $14,271           $13,292
       8/31/1998            $ 8,865             $12,210           $10,755
       9/30/1998            $ 9,672             $12,992           $11,569
      10/31/1998            $10,280             $14,048           $12,421
      11/30/1998            $11,082             $14,899           $13,258
      12/31/1998            $11,927             $15,757           $14,631
       1/31/1999            $12,588             $16,416           $15,070
       2/28/1999            $11,473             $15,906           $14,333
       3/31/1999            $12,144             $16,542           $15,131
       4/30/1999            $13,026             $17,183           $15,821
       5/31/1999            $12,974             $16,777           $15,617
       6/30/1999            $14,057             $17,708           $16,708
       7/31/1999            $13,983             $17,156           $16,176
       8/31/1999            $14,194             $17,071           $16,008
       9/30/1999            $14,712             $16,603           $15,871
      10/31/1999            $16,435             $17,654           $17,098
      11/30/1999            $18,887             $18,012           $18,869
      12/31/1999            $23,506             $19,073           $22,136
       1/31/2000            $23,150             $18,114           $22,132
       2/29/2000            $29,195             $17,772           $26,785
       3/31/2000            $26,729             $19,509           $26,812
       4/30/2000            $24,226             $18,923           $24,210
       5/31/2000            $22,633             $18,535           $22,445
       6/30/2000            $26,138             $18,992           $24,826
       7/31/2000            $24,556             $18,696           $23,254
       8/31/2000            $27,928             $19,856           $26,761
       9/30/2000            $26,995             $18,808           $25,453
      10/31/2000            $24,907             $18,729           $23,711
      11/30/2000            $19,570             $17,253           $18,558
      12/31/2000            $21,203             $17,338           $19,536
       1/31/2001            $22,249             $17,952           $20,652
       2/28/2001            $18,044             $16,317           $17,079
       3/31/2001            $16,092             $15,284           $14,635
       4/30/2001            $18,410             $16,470           $17,075
       5/31/2001            $18,249             $16,581           $16,994
       6/30/2001            $18,054             $16,177           $17,003
       7/31/2001            $17,111             $16,018           $15,857
       8/31/2001            $15,941             $15,016           $14,707
       9/30/2001            $13,515             $13,804           $12,277
      10/31/2001            $14,669             $14,067           $13,567
      11/30/2001            $16,022             $15,146           $15,028
      12/31/2001            $16,850             $15,279           $15,599
       1/31/2002            $16,196             $15,056           $15,092
       2/28/2002            $15,277             $14,765           $14,237
       3/31/2002            $16,386             $15,321           $15,323
       4/30/2002            $15,596             $14,392           $14,512
       5/31/2002            $15,094             $14,287           $14,079
       6/30/2002            $13,661             $13,269           $12,525
       7/31/2002            $11,926             $12,235           $11,308
       8/31/2002            $11,861             $12,315           $11,269
       9/30/2002            $10,817             $10,978           $10,374
      10/31/2002            $11,758             $11,944           $11,177
      11/30/2002            $12,774             $12,646           $12,052
      12/31/2002            $11,866             $11,903           $11,324
       1/31/2003            $11,709             $11,592           $11,213
       2/28/2003            $11,563             $11,418           $11,115
       3/31/2003            $11,580             $11,528           $11,322
       4/30/2003            $12,509             $12,478           $12,093
       5/31/2003            $13,683             $13,134           $13,257
       6/30/2003            $13,758             $13,302           $13,446
       7/31/2003            $14,104             $13,537           $13,926
       8/31/2003            $14,834             $13,800           $14,693
       9/30/2003            $14,364             $13,654           $14,408
      10/31/2003            $15,510             $14,426           $15,570
      11/30/2003            $16,040             $14,553           $15,986
      12/31/2003            $16,337             $15,316           $16,161
       1/31/2004            $16,802             $15,597           $16,694
       2/29/2004            $16,813             $15,813           $16,974
       3/31/2004            $16,705             $15,575           $16,942
       4/30/2004            $16,050             $15,331           $16,464
       5/31/2004            $16,553             $15,541           $16,852
       6/30/2004            $17,051             $15,843           $17,120
       7/31/2004            $15,910             $15,318           $15,987
       8/31/2004            $15,699             $15,380           $15,789
       9/30/2004            $16,332             $15,546           $16,379
      10/31/2004            $16,905             $15,784           $16,935
      11/30/2004            $17,753             $16,422           $17,809
      12/31/2004            $18,467             $16,981           $18,662
       1/31/2005            $17,959             $16,567           $18,163
       2/28/2005            $18,397             $16,916           $18,623
       3/31/2005            $17,780             $16,616           $18,351
       4/30/2005            $16,926             $16,301           $17,624
       5/31/2005            $17,953             $16,820           $18,634
       6/30/2005            $18,494             $16,844           $18,980
       7/31/2005            $19,618             $17,470           $20,088
       8/31/2005            $19,602             $17,311           $19,965
       9/30/2005            $19,797             $17,451           $20,224
      10/31/2005            $19,343             $17,160           $19,628
      11/30/2005            $20,359             $17,808           $20,693
      12/31/2005            $20,414             $17,814           $20,920
       1/31/2006            $21,551             $18,286           $22,173
       2/28/2006            $21,507             $18,335           $21,900
       3/31/2006            $21,940             $18,564           $22,512
       4/30/2006            $21,870             $18,813           $22,608
       5/31/2006            $20,685             $18,272           $21,543
       6/30/2006            $20,631             $18,296           $21,455
       7/31/2006            $19,965             $18,409           $20,686
       8/31/2006            $20,474             $18,846           $21,163
       9/30/2006            $20,663             $19,332           $21,646
      10/31/2006            $21,318             $19,961           $22,477
      11/30/2006            $22,157             $20,340           $23,359
      12/31/2006            $21,950             $20,626           $23,150
       1/31/2007            $22,612             $20,937           $23,992
       2/28/2007            $22,868             $20,529           $23,940
       3/31/2007            $23,246             $20,758           $24,066
       4/30/2007            $24,140             $21,677           $25,123

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS B                             4/30/07
--------------------------------------------
 1-Year                               +5.53%
--------------------------------------------
 3-Year                              +12.94%
--------------------------------------------
 Since Inception (7/1/02)            +12.28%
--------------------------------------------

CLASS B (7/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN SMALL-MID                    RUSSELL MIDCAP
          DATE            CAP GROWTH FUND     S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
       7/1/2002              $10,000           $10,000            $10,000
      7/31/2002              $ 9,063           $ 9,221            $ 9,028
      8/31/2002              $ 9,001           $ 9,281            $ 8,997
      9/30/2002              $ 8,208           $ 8,273            $ 8,282
     10/31/2002              $ 8,915           $ 9,001            $ 8,924
     11/30/2002              $ 9,684           $ 9,530            $ 9,622
     12/31/2002              $ 8,989           $ 8,971            $ 9,041
      1/31/2003              $ 8,861           $ 8,736            $ 8,952
      2/28/2003              $ 8,751           $ 8,605            $ 8,874
      3/31/2003              $ 8,755           $ 8,687            $ 9,039
      4/30/2003              $ 9,453           $ 9,403            $ 9,655
      5/31/2003              $10,329           $ 9,898            $10,584
      6/30/2003              $10,382           $10,025            $10,735
      7/31/2003              $10,637           $10,202            $11,119
      8/31/2003              $11,180           $10,400            $11,731
      9/30/2003              $10,814           $10,290            $11,503
     10/31/2003              $11,673           $10,872            $12,430
     11/30/2003              $12,063           $10,967            $12,763
     12/31/2003              $12,277           $11,542            $12,902
      1/31/2004              $12,618           $11,754            $13,328
      2/29/2004              $12,622           $11,917            $13,552
      3/31/2004              $12,532           $11,737            $13,526
      4/30/2004              $12,035           $11,554            $13,144
      5/31/2004              $12,400           $11,712            $13,454
      6/30/2004              $12,766           $11,939            $13,669
      7/31/2004              $11,903           $11,544            $12,763
      8/31/2004              $11,739           $11,591            $12,606
      9/30/2004              $12,207           $11,716            $13,077
     10/31/2004              $12,626           $11,895            $13,520
     11/30/2004              $13,251           $12,376            $14,218
     12/31/2004              $13,777           $12,797            $14,900
      1/31/2005              $13,391           $12,485            $14,501
      2/28/2005              $13,707           $12,748            $14,868
      3/31/2005              $13,239           $12,522            $14,651
      4/30/2005              $12,598           $12,285            $14,071
      5/31/2005              $13,350           $12,676            $14,877
      6/30/2005              $13,744           $12,694            $15,153
      7/31/2005              $14,570           $13,166            $16,038
      8/31/2005              $14,550           $13,046            $15,940
      9/30/2005              $14,686           $13,151            $16,146
     10/31/2005              $14,340           $12,932            $15,671
     11/30/2005              $15,080           $13,420            $16,521
     12/31/2005              $15,113           $13,425            $16,702
      1/31/2006              $15,943           $13,781            $17,702
      2/28/2006              $15,902           $13,818            $17,485
      3/31/2006              $16,219           $13,990            $17,973
      4/30/2006              $16,157           $14,178            $18,049
      5/31/2006              $15,269           $13,770            $17,200
      6/30/2006              $15,216           $13,788            $17,130
      7/31/2006              $14,718           $13,873            $16,516
      8/31/2006              $15,080           $14,203            $16,896
      9/30/2006              $15,212           $14,569            $17,282
     10/31/2006              $15,688           $15,043            $17,945
     11/30/2006              $16,293           $15,329            $18,649
     12/31/2006              $16,131           $15,544            $18,482
      1/31/2007              $16,608           $15,779            $19,155
      2/28/2007              $16,785           $15,471            $19,113
      3/31/2007              $17,051           $15,644            $19,214
      4/30/2007              $17,497           $16,336            $20,057


40 | Annual Report

CLASS C (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN SMALL-MID                    RUSSELL MIDCAP
          DATE            CAP GROWTH FUND     S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
           5/1/1997           $10,000           $10,000          $10,000
          5/31/1997           $11,401           $10,608          $10,896
          6/30/1997           $11,774           $11,083          $11,198
          7/31/1997           $12,483           $11,965          $12,269
          8/31/1997           $12,573           $11,295          $12,150
          9/30/1997           $13,735           $11,913          $12,765
         10/31/1997           $13,085           $11,516          $12,126
         11/30/1997           $12,760           $12,048          $12,253
         12/31/1997           $12,591           $12,255          $12,414
          1/31/1998           $12,497           $12,391          $12,190
          2/28/1998           $13,480           $13,284          $13,336
          3/31/1998           $13,980           $13,963          $13,896
          4/30/1998           $14,208           $14,104          $14,084
          5/31/1998           $13,252           $13,862          $13,505
          6/30/1998           $13,308           $14,424          $13,887
          7/31/1998           $12,014           $14,271          $13,292
          8/31/1998           $ 9,314           $12,210          $10,755
          9/30/1998           $10,159           $12,992          $11,569
         10/31/1998           $10,792           $14,048          $12,421
         11/30/1998           $11,619           $14,899          $13,258
         12/31/1998           $12,507           $15,757          $14,631
          1/31/1999           $13,185           $16,416          $15,070
          2/28/1999           $12,014           $15,906          $14,333
          3/31/1999           $12,714           $16,542          $15,131
          4/30/1999           $13,628           $17,183          $15,821
          5/31/1999           $13,566           $16,777          $15,617
          6/30/1999           $14,687           $17,708          $16,708
          7/31/1999           $14,603           $17,156          $16,176
          8/31/1999           $14,810           $17,071          $16,008
          9/30/1999           $15,342           $16,603          $15,871
         10/31/1999           $17,130           $17,654          $17,098
         11/30/1999           $19,674           $18,012          $18,869
         12/31/1999           $24,466           $19,073          $22,136
          1/31/2000           $24,082           $18,114          $22,132
          2/29/2000           $30,356           $17,772          $26,785
          3/31/2000           $27,772           $19,509          $26,812
          4/30/2000           $25,154           $18,923          $24,210
          5/31/2000           $23,484           $18,535          $22,445
          6/30/2000           $27,106           $18,992          $24,826
          7/31/2000           $25,447           $18,696          $23,254
          8/31/2000           $28,923           $19,856          $26,761
          9/30/2000           $27,941           $18,808          $25,453
         10/31/2000           $25,763           $18,729          $23,711
         11/30/2000           $20,228           $17,253          $18,558
         12/31/2000           $21,899           $17,338          $19,536
          1/31/2001           $22,972           $17,952          $20,652
          2/28/2001           $18,612           $16,317          $17,079
          3/31/2001           $16,592           $15,284          $14,635
          4/30/2001           $18,964           $16,470          $17,075
          5/31/2001           $18,794           $16,581          $16,994
          6/30/2001           $18,578           $16,177          $17,003
          7/31/2001           $17,596           $16,018          $15,857
          8/31/2001           $16,387           $15,016          $14,707
          9/30/2001           $13,878           $13,804          $12,277
         10/31/2001           $15,059           $14,067          $13,567
         11/30/2001           $16,433           $15,146          $15,028
         12/31/2001           $17,273           $15,279          $15,599
          1/31/2002           $16,592           $15,056          $15,092
          2/28/2002           $15,644           $14,765          $14,237
          3/31/2002           $16,768           $15,321          $15,323
          4/30/2002           $15,944           $14,392          $14,512
          5/31/2002           $15,422           $14,287          $14,079
          6/30/2002           $13,952           $13,269          $12,525
          7/31/2002           $12,175           $12,235          $11,308
          8/31/2002           $12,096           $12,315          $11,269
          9/30/2002           $11,029           $10,978          $10,374
         10/31/2002           $11,977           $11,944          $11,177
         11/30/2002           $13,004           $12,646          $12,052
         12/31/2002           $12,073           $11,903          $11,324
          1/31/2003           $11,903           $11,592          $11,213
          2/28/2003           $11,750           $11,418          $11,115
          3/31/2003           $11,755           $11,528          $11,322
          4/30/2003           $12,698           $12,478          $12,093
          5/31/2003           $13,878           $13,134          $13,257
          6/30/2003           $13,946           $13,302          $13,446
          7/31/2003           $14,293           $13,537          $13,926
          8/31/2003           $15,019           $13,800          $14,693
          9/30/2003           $14,531           $13,654          $14,408
         10/31/2003           $15,683           $14,426          $15,570
         11/30/2003           $16,206           $14,553          $15,986
         12/31/2003           $16,495           $15,316          $16,161
          1/31/2004           $16,955           $15,597          $16,694
          2/29/2004           $16,961           $15,813          $16,974
          3/31/2004           $16,841           $15,575          $16,942
          4/30/2004           $16,172           $15,331          $16,464
          5/31/2004           $16,665           $15,541          $16,852
          6/30/2004           $17,165           $15,843          $17,120
          7/31/2004           $16,007           $15,318          $15,987
          8/31/2004           $15,786           $15,380          $15,789
          9/30/2004           $16,416           $15,546          $16,379
         10/31/2004           $16,983           $15,784          $16,935
         11/30/2004           $17,823           $16,422          $17,809
         12/31/2004           $18,516           $16,981          $18,662
          1/31/2005           $17,994           $16,567          $18,163
          2/28/2005           $18,425           $16,916          $18,623
          3/31/2005           $17,789           $16,616          $18,351
          4/30/2005           $16,926           $16,301          $17,624
          5/31/2005           $17,943           $16,820          $18,634
          6/30/2005           $18,470           $16,844          $18,980
          7/31/2005           $19,583           $17,470          $20,088
          8/31/2005           $19,555           $17,311          $19,965
          9/30/2005           $19,736           $17,451          $20,224
         10/31/2005           $19,271           $17,160          $19,628
         11/30/2005           $20,270           $17,808          $20,693
         12/31/2005           $20,315           $17,814          $20,920
          1/31/2006           $21,428           $18,286          $22,173
          2/28/2006           $21,377           $18,335          $21,900
          3/31/2006           $21,797           $18,564          $22,512
          4/30/2006           $21,712           $18,813          $22,608
          5/31/2006           $20,520           $18,272          $21,543
          6/30/2006           $20,451           $18,296          $21,455
          7/31/2006           $19,782           $18,409          $20,686
          8/31/2006           $20,270           $18,846          $21,163
          9/30/2006           $20,446           $19,332          $21,646
         10/31/2006           $21,081           $19,961          $22,477
         11/30/2006           $21,899           $20,340          $23,359
         12/31/2006           $21,675           $20,626          $23,150
          1/31/2007           $22,324           $20,937          $23,992
          2/28/2007           $22,563           $20,529          $23,940
          3/31/2007           $22,918           $20,758          $24,066
          4/30/2007           $23,787           $21,677          $25,123

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS C                             4/30/07
--------------------------------------------
 1-Year                               +8.56%
--------------------------------------------
 5-Year                               +8.33%
--------------------------------------------
 10-Year                              +9.05%
--------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN SMALL-MID                    RUSSELL MIDCAP
          DATE            CAP GROWTH FUND     S&P 500 6       GROWTH INDEX 6
--------------------------------------------------------------------------------
          1/1/2002            $10,000           $10,000           $10,000
         1/31/2002            $ 9,612           $ 9,854           $ 9,675
         2/28/2002            $ 9,067           $ 9,664           $ 9,127
         3/31/2002            $ 9,722           $10,028           $ 9,823
         4/30/2002            $ 9,247           $ 9,420           $ 9,303
         5/31/2002            $ 8,952           $ 9,351           $ 9,026
         6/30/2002            $ 8,104           $ 8,685           $ 8,030
         7/31/2002            $ 7,074           $ 8,008           $ 7,250
         8/31/2002            $ 7,029           $ 8,061           $ 7,224
         9/30/2002            $ 6,413           $ 7,185           $ 6,650
        10/31/2002            $ 6,965           $ 7,817           $ 7,165
        11/30/2002            $ 7,568           $ 8,277           $ 7,726
        12/31/2002            $ 7,026           $ 7,791           $ 7,259
         1/31/2003            $ 6,933           $ 7,587           $ 7,188
         2/28/2003            $ 6,846           $ 7,473           $ 7,126
         3/31/2003            $ 6,852           $ 7,545           $ 7,258
         4/30/2003            $ 7,401           $ 8,167           $ 7,753
         5/31/2003            $ 8,094           $ 8,596           $ 8,499
         6/30/2003            $ 8,132           $ 8,706           $ 8,620
         7/31/2003            $ 8,338           $ 8,860           $ 8,928
         8/31/2003            $ 8,766           $ 9,032           $ 9,419
         9/30/2003            $ 8,486           $ 8,937           $ 9,237
        10/31/2003            $ 9,163           $ 9,442           $ 9,981
        11/30/2003            $ 9,471           $ 9,525           $10,248
        12/31/2003            $ 9,645           $10,024           $10,360
         1/31/2004            $ 9,917           $10,208           $10,702
         2/29/2004            $ 9,924           $10,350           $10,882
         3/31/2004            $ 9,856           $10,194           $10,861
         4/30/2004            $ 9,468           $10,034           $10,554
         5/31/2004            $ 9,763           $10,171           $10,803
         6/30/2004            $10,052           $10,369           $10,975
         7/31/2004            $ 9,378           $10,026           $10,248
         8/31/2004            $ 9,253           $10,066           $10,122
         9/30/2004            $ 9,625           $10,175           $10,500
        10/31/2004            $ 9,962           $10,331           $10,856
        11/30/2004            $10,456           $10,749           $11,417
        12/31/2004            $10,877           $11,114           $11,964
         1/31/2005            $10,575           $10,843           $11,644
         2/28/2005            $10,833           $11,071           $11,938
         3/31/2005            $10,466           $10,876           $11,764
         4/30/2005            $ 9,962           $10,669           $11,298
         5/31/2005            $10,562           $11,009           $11,946
         6/30/2005            $10,881           $11,024           $12,168
         7/31/2005            $11,538           $11,434           $12,878
         8/31/2005            $11,526           $11,330           $12,799
         9/30/2005            $11,638           $11,422           $12,965
        10/31/2005            $11,368           $11,231           $12,583
        11/30/2005            $11,962           $11,655           $13,266
        12/31/2005            $11,995           $11,660           $13,411
         1/31/2006            $12,656           $11,968           $14,214
         2/28/2006            $12,630           $12,001           $14,040
         3/31/2006            $12,884           $12,150           $14,432
         4/30/2006            $12,839           $12,313           $14,493
         5/31/2006            $12,143           $11,959           $13,811
         6/30/2006            $12,104           $11,975           $13,754
         7/31/2006            $11,716           $12,049           $13,261
         8/31/2006            $12,008           $12,335           $13,567
         9/30/2006            $12,117           $12,653           $13,877
        10/31/2006            $12,502           $13,065           $14,409
        11/30/2006            $12,990           $13,313           $14,975
        12/31/2006            $12,864           $13,500           $14,840
         1/31/2007            $13,251           $13,704           $15,381
         2/28/2007            $13,396           $13,436           $15,347
         3/31/2007            $13,617           $13,586           $15,428
         4/30/2007            $14,137           $14,188           $16,105

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS R                             4/30/07
--------------------------------------------
 1-Year                              +10.11%
--------------------------------------------
 5-Year                               +8.86%
--------------------------------------------
 Since Inception (1/1/02)             +6.72%
--------------------------------------------


                                                              Annual Report | 41

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS               4/30/07
-----------------------------------
1-Year                      +10.65%
-----------------------------------
5-Year                       +9.40%
-----------------------------------
10-Year                     +10.15%
-----------------------------------

ADVISOR CLASS (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN SMALL-MID                  RUSSELL MIDCAP
          DATE            CAP GROWTH FUND      S&P 500 6     GROWTH INDEX 6
--------------------------------------------------------------------------------
         5/1/1997              $10,000          $10,000          $10,000
        5/31/1997              $11,413          $10,608          $10,896
        6/30/1997              $11,798          $11,083          $11,198
        7/31/1997              $12,514          $11,965          $12,269
        8/31/1997              $12,615          $11,295          $12,150
        9/30/1997              $13,790          $11,913          $12,765
       10/31/1997              $13,147          $11,516          $12,126
       11/30/1997              $12,831          $12,048          $12,253
       12/31/1997              $12,677          $12,255          $12,414
        1/31/1998              $12,595          $12,391          $12,190
        2/28/1998              $13,594          $13,284          $13,336
        3/31/1998              $14,103          $13,963          $13,896
        4/30/1998              $14,362          $14,104          $14,084
        5/31/1998              $13,407          $13,862          $13,505
        6/30/1998              $13,478          $14,424          $13,887
        7/31/1998              $12,180          $14,271          $13,292
        8/31/1998              $ 9,446          $12,210          $10,755
        9/30/1998              $10,308          $12,992          $11,569
       10/31/1998              $10,965          $14,048          $12,421
       11/30/1998              $11,816          $14,899          $13,258
       12/31/1998              $12,722          $15,757          $14,631
        1/31/1999              $13,430          $16,416          $15,070
        2/28/1999              $12,244          $15,906          $14,333
        3/31/1999              $12,975          $16,542          $15,131
        4/30/1999              $13,914          $17,183          $15,821
        5/31/1999              $13,858          $16,777          $15,617
        6/30/1999              $15,016          $17,708          $16,708
        7/31/1999              $14,943          $17,156          $16,176
        8/31/1999              $15,168          $17,071          $16,008
        9/30/1999              $15,725          $16,603          $15,871
       10/31/1999              $17,575          $17,654          $17,098
       11/30/1999              $20,207          $18,012          $18,869
       12/31/1999              $25,146          $19,073          $22,136
        1/31/2000              $24,772          $18,114          $22,132
        2/29/2000              $31,243          $17,772          $26,785
        3/31/2000              $28,611          $19,509          $26,812
        4/30/2000              $25,940          $18,923          $24,210
        5/31/2000              $24,244          $18,535          $22,445
        6/30/2000              $28,004          $18,992          $24,826
        7/31/2000              $26,314          $18,696          $23,254
        8/31/2000              $29,932          $19,856          $26,761
        9/30/2000              $28,940          $18,808          $25,453
       10/31/2000              $26,706          $18,729          $23,711
       11/30/2000              $20,989          $17,253          $18,558
       12/31/2000              $22,742          $17,338          $19,536
        1/31/2001              $23,875          $17,952          $20,652
        2/28/2001              $19,356          $16,317          $17,079
        3/31/2001              $17,269          $15,284          $14,635
        4/30/2001              $19,758          $16,470          $17,075
        5/31/2001              $19,592          $16,581          $16,994
        6/30/2001              $19,385          $16,177          $17,003
        7/31/2001              $18,379          $16,018          $15,857
        8/31/2001              $17,120          $15,016          $14,707
        9/30/2001              $14,516          $13,804          $12,277
       10/31/2001              $15,757          $14,067          $13,567
       11/30/2001              $17,212          $15,146          $15,028
       12/31/2001              $18,111          $15,279          $15,599
        1/31/2002              $17,405          $15,056          $15,092
        2/28/2002              $16,427          $14,765          $14,237
        3/31/2002              $17,619          $15,321          $15,323
        4/30/2002              $16,774          $14,392          $14,512
        5/31/2002              $16,236          $14,287          $14,079
        6/30/2002              $14,698          $13,269          $12,525
        7/31/2002              $12,835          $12,235          $11,308
        8/31/2002              $12,766          $12,315          $11,269
        9/30/2002              $11,650          $10,978          $10,374
       10/31/2002              $12,656          $11,944          $11,177
       11/30/2002              $13,761          $12,646          $12,052
       12/31/2002              $12,783          $11,903          $11,324
        1/31/2003              $12,615          $11,592          $11,213
        2/28/2003              $12,465          $11,418          $11,115
        3/31/2003              $12,482          $11,528          $11,322
        4/30/2003              $13,489          $12,478          $12,093
        5/31/2003              $14,756          $13,134          $13,257
        6/30/2003              $14,842          $13,302          $13,446
        7/31/2003              $15,218          $13,537          $13,926
        8/31/2003              $16,011          $13,800          $14,693
        9/30/2003              $15,502          $13,654          $14,408
       10/31/2003              $16,745          $14,426          $15,570
       11/30/2003              $17,318          $14,553          $15,986
       12/31/2003              $17,642          $15,316          $16,161
        1/31/2004              $18,151          $15,597          $16,694
        2/29/2004              $18,168          $15,813          $16,974
        3/31/2004              $18,053          $15,575          $16,942
        4/30/2004              $17,347          $15,331          $16,464
        5/31/2004              $17,897          $15,541          $16,852
        6/30/2004              $18,434          $15,843          $17,120
        7/31/2004              $17,208          $15,318          $15,987
        8/31/2004              $16,983          $15,380          $15,789
        9/30/2004              $17,671          $15,546          $16,379
       10/31/2004              $18,296          $15,784          $16,935
       11/30/2004              $19,215          $16,422          $17,809
       12/31/2004              $19,996          $16,981          $18,662
        1/31/2005              $19,452          $16,567          $18,163
        2/28/2005              $19,927          $16,916          $18,623
        3/31/2005              $19,262          $16,616          $18,351
        4/30/2005              $18,342          $16,301          $17,624
        5/31/2005              $19,458          $16,820          $18,634
        6/30/2005              $20,048          $16,844          $18,980
        7/31/2005              $21,269          $17,470          $20,088
        8/31/2005              $21,257          $17,311          $19,965
        9/30/2005              $21,477          $17,451          $20,224
       10/31/2005              $20,985          $17,160          $19,628
       11/30/2005              $22,090          $17,808          $20,693
       12/31/2005              $22,159          $17,814          $20,920
        1/31/2006              $23,395          $18,286          $22,173
        2/28/2006              $23,349          $18,335          $21,900
        3/31/2006              $23,831          $18,564          $22,512
        4/30/2006              $23,761          $18,813          $22,608
        5/31/2006              $22,478          $18,272          $21,543
        6/30/2006              $22,420          $18,296          $21,455
        7/31/2006              $21,706          $18,409          $20,686
        8/31/2006              $22,258          $18,846          $21,163
        9/30/2006              $22,472          $19,332          $21,646
       10/31/2006              $23,192          $19,961          $22,477
       11/30/2006              $24,104          $20,340          $23,359
       12/31/2006              $23,881          $20,626          $23,150
        1/31/2007              $24,616          $20,937          $23,992
        2/28/2007              $24,896          $20,529          $23,940
        3/31/2007              $25,314          $20,758          $24,066
        4/30/2007              $26,291          $21,677          $25,123

ENDNOTES

SMALL AND MIDSIZE COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.


42 | Annual Report

Your Fund's Expenses

FRANKLIN SMALL-MID CAP GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06       VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,132.40                $5.18
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,019.93                $4.91
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,128.00                $9.13
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,016.22                $8.65
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,128.40                $9.13
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,016.22                $8.65
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,130.80                $6.50
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,018.70                $6.16
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,133.60                $3.86
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,021.17                $3.66
---------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.98%; B: 1.73%; C: 1.73%; R: 1.23%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


44 | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN AGGRESSIVE GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS A                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.30      $  13.33      $  12.57      $   9.50      $  12.39
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.12)        (0.15)        (0.14)        (0.15)        (0.13)

 Net realized and unrealized gains (losses) .        0.36          5.12          0.90          3.22         (2.76)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.24          4.97          0.76          3.07         (2.89)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.54      $  18.30      $  13.33      $  12.57      $   9.50
                                                 ================================================================

Total return c ..............................        1.31%        37.28%         6.05%        32.32%       (23.33)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.38% e       1.39% e       1.51% e       1.62%         1.80%

Net investment income (loss) ................       (0.70)%       (0.92)%       (1.05)%       (1.26)%       (1.35)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $105,407      $113,713      $ 80,611      $ 86,983      $ 67,934

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  17.53      $  12.87      $  12.22      $   9.30      $  12.20
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.26)        (0.23)        (0.22)        (0.19)

 Net realized and unrealized gains (losses) .        0.34          4.92          0.88          3.14         (2.71)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.11          4.66          0.65          2.92         (2.90)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  17.64      $  17.53      $  12.87      $  12.22      $   9.30
                                                 ================================================================

Total return c ..............................        0.63%        36.21%         5.32%        31.40%       (23.77)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        2.08% e       2.13% e       2.21% e       2.28%         2.47%

Net investment income (loss) ................       (1.40)%       (1.66)%       (1.75)%       (1.92)%       (2.02)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 15,638      $ 19,508      $ 17,017      $ 18,059      $ 13,100

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  17.49      $  12.84      $  12.19      $   9.28      $  12.18
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.26)        (0.23)        (0.22)        (0.19)

 Net realized and unrealized gains (losses) .        0.35          4.91          0.88          3.13         (2.71)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.12          4.65          0.65          2.91         (2.90)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  17.61      $  17.49      $  12.84      $  12.19      $   9.28
                                                 ================================================================

Total return c ..............................        0.69%        36.21%         5.33%        31.36%       (23.81)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        2.09% e       2.14% e       2.22% e       2.29%         2.48%

Net investment income (loss) ................       (1.41)%       (1.67)%       (1.76)%       (1.93)%       (2.03)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 31,518      $ 31,167      $ 24,450      $ 30,054      $ 25,660

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.12      $  13.24      $  12.51      $   9.47      $  12.38
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.16)        (0.19)        (0.17)        (0.17)        (0.14)

 Net realized and unrealized gains (losses) .        0.37          5.07          0.90          3.21         (2.77)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.21          4.88          0.73          3.04         (2.91)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.33      $  18.12      $  13.24      $  12.51      $   9.47
                                                 ================================================================

Total return c ..............................        1.16%        36.86%         5.84%        32.10%       (23.51)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.59% e       1.64% e       1.72% e       1.79%         1.98%

Net investment income (loss) ................       (0.91)%       (1.17)%       (1.26)%       (1.43)%       (1.53)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $  7,413      $  5,171      $  3,041      $  1,761      $    608

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.68      $  13.58      $  12.77      $   9.62      $  12.51
                                                 ----------------------------------------------------------------
Income from investment operations a:
 Net investment income (loss) b .............       (0.07)        (0.11)        (0.10)        (0.11)        (0.10)

 Net realized and unrealized gains (losses) .        0.38          5.21          0.91          3.26         (2.79)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.31          5.10          0.81          3.15         (2.89)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.99      $  18.68      $  13.58      $  12.77      $   9.62
                                                 ================================================================

Total return ................................        1.66%        37.56%         6.34%        32.74%       (23.10)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.09% d       1.14% d       1.22% d       1.29%         1.48%

Net investment income (loss) ................       (0.41)%       (0.67)%       (0.76)%       (0.93)%       (1.03)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 85,486      $ 36,744      $ 22,731      $ 22,374      $ 17,369

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-------------------------------------------------------------------------------------------
      FRANKLIN AGGRESSIVE GROWTH FUND                COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 99.3%
      COMMON STOCKS 99.0%
      COMMERCIAL SERVICES 4.2%
    a Concur Technologies Inc. ...............    United States      133,450    $ 2,371,406
    a Focus Media Holding Ltd., ADR ..........        China           95,800      3,544,600
      Moody's Corp. ..........................    United States       27,200      1,798,464
      SEI Investments Co. ....................    United States       40,660      2,481,480
                                                                                -----------
                                                                                 10,195,950
                                                                                -----------
      COMMUNICATIONS 9.1%
      America Movil SAB de CV, L, ADR ........       Mexico           98,000      5,147,940
    a Clearwire Corp., A .....................    United States       60,000      1,075,800
    a Crown Castle International Corp. .......    United States       53,900      1,850,926
    a MetroPCS Communications Inc. ...........    United States       25,100        704,055
    a NII Holdings Inc. ......................    United States       96,880      7,435,540
    a SBA Communications Corp. ...............    United States      209,060      6,150,545
                                                                                -----------
                                                                                 22,364,806
                                                                                -----------
      CONSUMER DURABLES 1.8%
a,b,c Force Protection Inc., 144A, PIPES .....    United States       88,400      1,587,377
      Nintendo Co. Ltd. ......................        Japan            8,700      2,742,423
                                                                                -----------
                                                                                  4,329,800
                                                                                -----------
      CONSUMER NON-DURABLES 3.4%
    a Coach Inc. .............................    United States       83,130      4,059,238
    a Hansen Natural Corp. ...................    United States      111,700      4,266,940
                                                                                -----------
                                                                                  8,326,178
                                                                                -----------
      CONSUMER SERVICES 5.8%
    a Comcast Corp. ..........................    United States       88,100      2,348,746
    a Las Vegas Sands Corp. ..................    United States       13,800      1,175,622
    a Panera Bread Co. .......................    United States       42,720      2,379,077
    a Starbucks Corp. ........................    United States      205,590      6,377,402
      Strayer Education Inc. .................    United States       16,000      1,989,440
                                                                                -----------
                                                                                 14,270,287
                                                                                -----------
      DISTRIBUTION SERVICES 1.7%
    a Houston Wire & Cable Co. ...............    United States       97,400      2,871,352
    a MWI Veterinary Supply Inc. .............    United States       35,144      1,305,951
                                                                                -----------
                                                                                  4,177,303
                                                                                -----------
      ELECTRONIC TECHNOLOGY 20.7%
    a Apple Inc. .............................    United States       80,600      8,043,880
    a ASML Holding NV, N.Y. shs ..............     Netherlands        94,530      2,575,942
    a BigBand Networks Inc. ..................    United States       51,500      1,054,205
    a Broadcom Corp., A ......................    United States       88,000      2,864,400
    a Cisco Systems Inc. .....................    United States      192,700      5,152,798
    a Corning Inc. ...........................    United States       80,300      1,904,716
      Harris Corp. ...........................    United States       24,730      1,269,886
    a Hittite Microwave Corp. ................    United States       44,200      1,996,956
    a Juniper Networks Inc. ..................    United States      132,890      2,971,420
    a MEMC Electronic Materials Inc. .........    United States       20,600      1,130,528


50 | Annual Report

Franklin Strategic Series

-------------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND              COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Microchip Technology Inc. ............    United States       83,920    $ 3,385,333
a Micron Technology Inc. ...............    United States      103,400      1,185,998
a Network Appliance Inc. ...............    United States       35,260      1,312,025
a NVIDIA Corp. .........................    United States      127,290      4,186,568
  Precision Castparts Corp. ............    United States       35,230      3,667,795
  QUALCOMM Inc. ........................    United States       93,280      4,085,664
a SiRF Technology Holdings Inc. ........    United States       40,900        992,234
a Trimble Navigation Ltd. ..............    United States      108,740      3,118,663
                                                                          -----------
                                                                           50,899,011
                                                                          -----------
  FINANCE 8.0%
  BlackRock Inc. .......................    United States       32,980      4,937,106
  Chicago Mercantile Exchange Holdings Inc. United States        8,680      4,485,390
  Fortress Investment Group, A .........    United States       52,900      1,534,629
  The Goldman Sachs Group Inc. .........    United States       28,550      6,241,315
  optionsXpress Holdings Inc. ..........    United States      101,150      2,496,382
                                                                          -----------
                                                                           19,694,822
                                                                          -----------
  HEALTH SERVICES 3.8%
a Allscripts Healthcare Solutions Inc. .    United States       89,760      2,374,152
a Covance Inc. .........................    United States       40,760      2,465,980
a WellPoint Inc. .......................    United States       57,900      4,572,363
                                                                          -----------
                                                                            9,412,495
                                                                          -----------
  HEALTH TECHNOLOGY 14.1%
  Allergan Inc. ........................    United States       20,100      2,436,120
a Celgene Corp. ........................    United States       97,200      5,944,752
a Gen-Probe Inc. .......................    United States       34,400      1,758,184
a Genentech Inc. .......................    United States       29,690      2,374,903
a Gilead Sciences Inc. .................    United States       71,030      5,804,572
  Medtronic Inc. .......................    United States       51,020      2,700,489
a Myriad Genetics Inc. .................    United States       65,490      2,393,659
  Roche Holding AG, ADR ................     Switzerland        80,800      7,634,066
  Stryker Corp. ........................    United States       53,900      3,500,266
                                                                          -----------
                                                                           34,547,011
                                                                          -----------
  INDUSTRIAL SERVICES 1.8%
a FMC Technologies Inc. ................    United States       29,590      2,097,339
  Schlumberger Ltd. ....................    United States       32,880      2,427,531
                                                                          -----------
                                                                            4,524,870
                                                                          -----------
  RETAIL TRADE 8.4%
  Abercrombie & Fitch Co., A ...........    United States       16,200      1,322,892
  bebe stores Inc. .....................    United States       68,000      1,190,000
  Best Buy Co. Inc. ....................    United States       76,640      3,575,256
a Coldwater Creek Inc. .................    United States       60,000      1,242,000
a Dick's Sporting Goods Inc. ...........    United States       42,800      2,400,652
  Fastenal Co. .........................    United States       34,970      1,437,966


                                                              Annual Report | 51

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN AGGRESSIVE GROWTH FUND                                             COUNTRY        SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAIL TRADE (CONTINUED)
    a Kohl's Corp. ........................................................    United States       55,920    $   4,140,317
      The Men's Wearhouse Inc. ............................................    United States       40,500        1,752,435
    a Urban Outfitters Inc. ...............................................    United States       67,500        1,738,800
    a Zumiez Inc. .........................................................    United States       44,690        1,763,467
                                                                                                             -------------
                                                                                                                20,563,785
                                                                                                             -------------
      TECHNOLOGY SERVICES 13.1%
    a Adobe Systems Inc. ..................................................    United States      119,260        4,956,446
    a Akamai Technologies Inc. ............................................    United States       60,470        2,665,518
    a Autodesk Inc. .......................................................    United States       59,960        2,474,549
    a Cognizant Technology Solutions Corp., A .............................    United States       70,160        6,272,304
    a Equinix Inc. ........................................................    United States       42,100        3,514,087
    a Google Inc., A ......................................................    United States       17,390        8,197,298
    a Internap Network Services Corp. .....................................    United States       36,540          561,254
    a Omniture Inc. .......................................................    United States       67,800        1,277,352
    a Salesforce.com Inc. .................................................    United States       55,520        2,331,840
                                                                                                             -------------
                                                                                                                32,250,648
                                                                                                             -------------
      TRANSPORTATION 3.1%
    a American Commercial Lines Inc. ......................................    United States      120,200        3,542,294
      C.H. Robinson Worldwide Inc. ........................................    United States       74,530        3,984,374
                                                                                                             -------------
                                                                                                                 7,526,668
                                                                                                             -------------
      TOTAL COMMON STOCKS (COST $198,108,442) .............................                                    243,083,634
                                                                                                             -------------
      PREFERRED STOCK (COST $873,300) 0.3%
      ELECTRONIC TECHNOLOGY 0.3%
a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ..     United States      374,806          873,298
                                                                                                             -------------
      TOTAL LONG TERM INVESTMENTS (COST $198,981,742) .....................                                    243,956,932
                                                                                                             -------------
      SHORT TERM INVESTMENT (COST $2,361,369) 1.0%
      MONEY MARKET FUND 1.0%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%     United States    2,361,369        2,361,369
                                                                                                             -------------
      TOTAL INVESTMENTS (COST $201,343,111) 100.3% ........................                                    246,318,301
      OTHER ASSETS, LESS LIABILITIES (0.3)% ...............................                                       (854,786)
                                                                                                             -------------
      NET ASSETS 100.0% ...................................................                                  $ 245,463,515
                                                                                                             =============

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b     See Note 8 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $2,460,675, representing 1.00% of net assets.

d See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN FLEX CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
CLASS A                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     42.45      $     35.26     $     33.76      $     25.56      $     30.71
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............           0.06             0.11           (0.10)           (0.09)           (0.08)

 Net realized and unrealized gains (losses) .           2.70             7.08            1.60             8.29            (5.07)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.76             7.19            1.50             8.20            (5.15)
                                                 ------------------------------------------------------------------------------
Less distributions from net investment income          (0.06)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     45.15      $     42.45     $     35.26      $     33.76      $     25.56
                                                 ==============================================================================

Total return c ..............................           6.50%           20.39%           4.44%           32.08%          (16.77)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           0.96% e          0.93% e         0.96% e          1.01%            1.07%

Net investment income (loss) ................           0.15%            0.27%          (0.29)%          (0.29)%          (0.31)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 1,977,605      $ 2,070,364     $ 1,505,342      $ 1,456,685      $ 1,025,348

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Strategic Series

FRANKLIN FLEX CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS B                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.14      $     33.59     $     32.40      $     24.72      $     29.92
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.23)           (0.19)          (0.35)           (0.31)           (0.26)

 Net realized and unrealized gains (losses) .           2.52             6.74            1.54             7.99            (4.94)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.29             6.55            1.19             7.68            (5.20)
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     42.43      $     40.14     $     33.59      $     32.40      $     24.72
                                                 ==============================================================================

Total return c ..............................           5.71%           19.50%           3.67%           31.07%          (17.38)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.71% e          1.68% e         1.70% e          1.76%            1.82%

Net investment income (loss) ................          (0.60)%          (0.48)%         (1.03)%          (1.04)%          (1.06)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $   118,806      $   143,477     $   136,052      $   134,589      $    92,632

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN FLEX CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS C                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.22      $     33.66     $     32.47      $     24.77      $     29.98
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.23)           (0.18)          (0.35)           (0.31)           (0.26)

 Net realized and unrealized gains (losses) .           2.53             6.74            1.54             8.01            (4.95)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.30             6.56            1.19             7.70            (5.21)
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     42.52      $     40.22     $     33.66      $     32.47      $     24.77
                                                 ==============================================================================

Total return c ..............................           5.72%           19.49%           3.67%           31.09%          (17.38)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.69% e          1.68% e         1.71% e          1.76%            1.82%

Net investment income (loss) ................          (0.58)%          (0.48)%         (1.04)%          (1.04)%          (1.06)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $   371,164      $   388,478     $   296,868      $   298,114      $   219,023

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Strategic Series

FRANKLIN FLEX CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS R                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     42.01      $     34.98     $     33.57      $     25.49      $     30.68
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.04)            0.01           (0.19)           (0.18)           (0.16)

 Net realized and unrealized gains (losses) .           2.66             7.02            1.60             8.26            (5.03)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.62             7.03            1.41             8.08            (5.19)
                                                 ------------------------------------------------------------------------------
Less distributions from net investment income          (0.02)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     44.61      $     42.01     $     34.98      $     33.57      $     25.49
                                                 ==============================================================================

Total return c ..............................           6.25%           20.07%           4.20%           31.70%          (16.92)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.21% e          1.18% e         1.21% e          1.26%            1.32%

Net investment income (loss) ................          (0.10)%           0.02%          (0.54)%          (0.54)%          (0.56)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $    81,398      $    91,229     $    69,103      $    44,988      $    15,123

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN FLEX CAP GROWTH FUND

                                                 -----------------------------------
                                                           YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006       2005 e
                                                 -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $  42.63      $  35.32     $  33.35
                                                 -----------------------------------
Income from investment operations a:

 Net investment income (loss) b .............        0.16          0.23        (0.01)

 Net realized and unrealized gains (losses) .        2.71          7.08         1.98
                                                 -----------------------------------
Total from investment operations ............        2.87          7.31         1.97
                                                 -----------------------------------
Less distributions from net investment income       (0.09)           --           --
                                                 -----------------------------------
Redemption fees .............................          -- c          -- c         -- c
                                                 -----------------------------------
Net asset value, end of year ................    $  45.41      $  42.63     $  35.32
                                                 ===================================

Total return ................................        6.77%        20.67%        5.91%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.71% d       0.68% d      0.71% d,f

Net investment income (loss) ................        0.40%         0.52%       (0.04)% f

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $297,856      $209,680     $ 71,193

Portfolio turnover rate .....................       62.54%        66.63%       41.91%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.

e     For the period August 2, 2004 (effective date) to April 30, 2005.

f     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

--------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH FUND                       SHARES           VALUE
--------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.8%
  COMMON STOCKS 95.7%
  COMMERCIAL SERVICES 4.0%
  FactSet Research Systems Inc. ...............        593,200      $ 36,487,732
  Moody's Corp. ...............................        543,800        35,956,056
  SEI Investments Co. .........................        692,100        42,238,863
                                                                    ------------
                                                                     114,682,651
                                                                    ------------
  COMMUNICATIONS 7.6%
  America Movil SAB de CV, L, ADR (Mexico) ....        790,900        41,545,977
a American Tower Corp., A .....................      1,285,300        48,841,400
  AT&T Inc. ...................................      1,285,300        49,766,816
a NII Holdings Inc. ...........................        988,700        75,882,725
                                                                    ------------
                                                                     216,036,918
                                                                    ------------
  CONSUMER NON-DURABLES 2.1%
  PepsiCo Inc. ................................        443,700        29,324,133
  The Procter & Gamble Co. ....................        469,600        30,199,976
                                                                    ------------
                                                                      59,524,109
                                                                    ------------
  CONSUMER SERVICES 2.5%
  Carnival Corp. ..............................        296,600        14,500,774
a Starbucks Corp. .............................        889,800        27,601,596
  The Walt Disney Co. .........................        790,900        27,665,682
                                                                    ------------
                                                                      69,768,052
                                                                    ------------
  DISTRIBUTION SERVICES 0.8%
a WESCO International Inc. ....................        350,000        22,109,500
                                                                    ------------
  ELECTRONIC TECHNOLOGY 23.3%
a Apple Inc. ..................................        593,200        59,201,360
a Cisco Systems Inc. ..........................      2,273,900        60,804,086
a FLIR Systems Inc. ...........................        939,200        38,028,208
  Garmin Ltd. (Cayman Islands) ................        593,200        34,518,308
  Harris Corp. ................................        741,500        38,076,025
  Hewlett-Packard Co. .........................      1,087,500        45,827,250
a Juniper Networks Inc. .......................        840,400        18,791,344
a Lam Research Corp. ..........................        494,300        26,583,454
  Microchip Technology Inc. ...................      1,300,000        52,442,000
a NETGEAR Inc. ................................        790,900        26,582,149
a Network Appliance Inc. ......................        770,100        28,655,421
a NVIDIA Corp. ................................        889,800        29,265,522
  Precision Castparts Corp. ...................        394,500        41,071,395
  QUALCOMM Inc. ...............................      1,186,400        51,964,320
  Rockwell Collins Inc. .......................        296,600        19,477,722
a SiRF Technology Holdings Inc. ...............        790,900        19,187,234
  Texas Instruments Inc. ......................        988,700        33,981,619
a Trimble Navigation Ltd. .....................      1,350,000        38,718,000
                                                                    ------------
                                                                     663,175,417
                                                                    ------------


58 | Annual Report

Franklin Strategic Series

--------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                       SHARES             VALUE
--------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ENERGY MINERALS 0.6%
  a Southwestern Energy Co. ....................       400,000      $ 16,800,000
                                                                    ------------
    FINANCE 8.4%
    Assurant Inc. ..............................       400,000        23,012,000
    CapitalSource Inc. .........................     1,428,925        36,823,397
    Chicago Mercantile Exchange Holdings Inc. ..        98,900        51,106,575
    The Goldman Sachs Group Inc. ...............       247,200        54,040,392
    T. Rowe Price Group Inc. ...................       889,800        44,205,264
    Wells Fargo & Co. ..........................       799,900        28,708,411
                                                                    ------------
                                                                     237,896,039
                                                                    ------------
    HEALTH SERVICES 4.9%
  a Allscripts Healthcare Solutions Inc. .......     1,137,000        30,073,650
  a Laboratory Corp. of America Holdings .......       300,000        23,682,000
  a Stericycle Inc. ............................       543,800        47,386,732
  a VCA Antech Inc. ............................       988,700        38,984,441
                                                                    ------------
                                                                     140,126,823
                                                                    ------------
    HEALTH TECHNOLOGY 11.9%
  a Celgene Corp. ..............................       494,300        30,231,388
  a Genentech Inc. .............................       346,000        27,676,540
  a Gilead Sciences Inc. .......................       692,100        56,558,412
    Johnson & Johnson ..........................       642,600        41,267,772
  a ResMed Inc. ................................       400,000        16,904,000
    Roche Holding AG, ADR (Switzerland) ........       741,500        70,057,674
    Schering-Plough Corp. ......................     2,224,500        70,583,385
  a Varian Medical Systems Inc. ................       600,000        25,326,000
                                                                    ------------
                                                                     338,605,171
                                                                    ------------
    INDUSTRIAL SERVICES 1.6%
    Smith International Inc. ...................       889,800        46,661,112
                                                                    ------------
    PROCESS INDUSTRIES 2.6%
    Ecolab Inc. ................................       741,500        31,877,085
    Praxair Inc. ...............................       642,600        41,479,830
                                                                    ------------
                                                                      73,356,915
                                                                    ------------
    PRODUCER MANUFACTURING 2.8%
  a Gardner Denver Inc. ........................       692,100        26,161,380
a,b SunPower Corp., A ..........................       350,000        21,238,000
    United Technologies Corp. ..................       494,300        33,182,359
                                                                    ------------
                                                                      80,581,739
                                                                    ------------
    REAL ESTATE DEVELOPMENT 1.3%
    Jones Lang LaSalle Inc. ....................       346,000        37,191,540
                                                                    ------------


                                                              Annual Report | 59

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAIL TRADE 5.8%
      Best Buy Co. Inc. ................................................          400,000    $   18,660,000
      CVS/Caremark Corp. ...............................................        1,000,000        36,240,000
    a Dick's Sporting Goods Inc. .......................................          609,400        34,181,246
      PETsMART Inc. ....................................................        1,100,000        36,509,000
      Target Corp. .....................................................          593,200        35,218,284
    a Zumiez Inc. ......................................................          145,400         5,737,484
                                                                                             --------------
                                                                                                166,546,014
                                                                                             --------------
      TECHNOLOGY SERVICES 11.7%
    a Adobe Systems Inc. ...............................................          939,200        39,033,152
    a Akamai Technologies Inc. .........................................          550,000        24,244,000
    a Autodesk Inc. ....................................................          494,300        20,399,761
    a Cognizant Technology Solutions Corp., A ..........................          840,400        75,131,760
    a Google Inc., A ...................................................          128,500        60,572,330
    a Internap Network Services Corp. ..................................          840,400        12,908,544
    a Oracle Corp. .....................................................        2,175,000        40,890,000
      Paychex Inc. .....................................................        1,050,000        38,955,000
    a Salesforce.com Inc. ..............................................          494,300        20,760,600
                                                                                             --------------
                                                                                                332,895,147
                                                                                             --------------
      TRANSPORTATION 3.8%
      C.H. Robinson Worldwide Inc. .....................................          741,500        39,640,590
      Canadian National Railway Co. (Canada) ...........................          642,600        32,284,224
      Expeditors International of Washington Inc. ......................          900,000        37,620,000
                                                                                             --------------
                                                                                                109,544,814
                                                                                             --------------
      TOTAL COMMON STOCKS (COST $1,990,615,073) ........................                      2,725,501,961
                                                                                             --------------
      CONVERTIBLE PREFERRED STOCKS 1.1%
      ELECTRONIC TECHNOLOGY 0.0% c
a,d,e Anda Networks, cvt. pfd., D ......................................          145,772            65,131
                                                                                             --------------
      HEALTH TECHNOLOGY 1.1%
a,d,e Fibrogen Inc., cvt. pfd., E ......................................        2,227,171        13,385,298
  d,e Masimo Corp., cvt. pfd., F .......................................          772,727        17,687,721
                                                                                             --------------
                                                                                                 31,073,019
                                                                                             --------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,499,995) ............                         31,138,150
                                                                                             --------------
      TOTAL LONG TERM INVESTMENTS (COST $2,011,115,068) ................                      2,756,640,111
                                                                                             --------------
      SHORT TERM INVESTMENTS 4.2%
      MONEY MARKET FUND (COST $98,246,268) 3.5%
    f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%     98,246,268        98,246,268
                                                                                             --------------


60 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
  FRANKLIN FLEX CAP GROWTH FUND                                                                 AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
g INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.7%
h REPURCHASE AGREEMENTS 0.7%
  Banc of America Securities LLC, 5.24%, 5/01/07 (Maturity Value $4,000,582)
    Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 7/01/35 ........    $  4,000,000    $     4,000,000
  Barclays Capital Inc., 5.24%, 5/01/07 (Maturity Value $4,000,582)
    Collateralized by U.S. Government Agency Securities, 3.50% - 15.00%,
     5/01/07 - 5/01/47 ...................................................................       4,000,000          4,000,000
  Deutsche Bank Securities Inc., 5.24%, 5/01/07 (Maturity Value $4,481,652)
    Collateralized by U.S. Government Agency Securities, 4.50% - 9.50%,
     6/01/17 - 4/01/37 ...................................................................       4,481,000          4,481,000
  Merrill Lynch Government Securities Inc., 5.20%, 5/01/07 (Maturity Value $4,300,621)
    Collateralized by U.S. Government Agency Securities, 2.50% - 7.375%, 5/15/07 - 8/06/38
     and i U.S. Government Agency Discount Notes, 5/15/07 - 6/09/33 ......................       4,300,000          4,300,000
  Morgan Stanley & Co. Inc., 5.25%, 5/01/07 (Maturity Value $3,959,577)
    Collateralized by U.S. Government Agency Securities, 2.75% - 6.875%, 5/15/07 - 4/16/37
     and i U.S. Government Agency Discount Note, 6/05/28 .................................       3,959,000          3,959,000
                                                                                                              ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    (COST $20,740,000) ...................................................................                         20,740,000
                                                                                                              ---------------
  TOTAL INVESTMENTS (COST $2,130,101,336) 101.0% .........................................                      2,875,626,379
  OTHER ASSETS, LESS LIABILITIES (1.0)% ..................................................                        (28,796,335)
                                                                                                              ---------------
  NET ASSETS 100.0% ......................................................................                    $ 2,846,830,044
                                                                                                              ===============

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b     A portion or all of the security is on loan as of April 30, 2007. See Note
      1(e).

c     Rounds to less than 0.1% of net assets.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $31,138,150, representing 1.09% of net assets.

e     See Note 8 regarding restricted securities.

f See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

g     See Note 1(e) regarding securities on loan.

h     See Note 1(c) regarding repurchase agreements.

i     The security is traded on a discount basis with no stated coupon rate.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS A                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.90      $  10.63      $  10.55      $   7.46      $   9.79
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.10)        (0.08)        (0.09)        (0.07)        (0.06)

 Net realized and unrealized gains (losses) .        0.58          3.35          0.17          3.16         (2.27)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.48          3.27          0.08          3.09         (2.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  13.05      $  13.90      $  10.63      $  10.55      $   7.46
                                                 ================================================================

Total return c ..............................        4.02%        30.76%         0.76%        41.42%       (23.80)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.20% e       1.16% e       1.15% e          1.08%         1.32%

Net investment income (loss) ................       (0.77)%       (0.61)%       (0.84)%       (0.70)%       (0.76)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $549,733      $693,084      $765,216      $908,599      $696,642

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


62 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.32      $  10.26      $  10.27      $   7.33      $   9.66
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.18)        (0.16)        (0.17)        (0.15)        (0.10)

 Net realized and unrealized gains (losses) .        0.54          3.22          0.16          3.09         (2.23)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.36          3.06         (0.01)         2.94         (2.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.35      $  13.32      $  10.26      $  10.27      $   7.33
                                                 ================================================================

Total return c ..............................        3.27%        29.82%        (0.10)%       40.11%       (24.12)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.96% e       1.91% e       1.91% e       1.92%         1.97%

Net investment income (loss) ................       (1.53)%       (1.36)%       (1.60)%       (1.54)%       (1.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 85,684      $111,458      $105,070      $122,004      $ 96,077

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 63

Franklin Strategic Series

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                      YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.33      $  10.27      $  10.27      $   7.33      $   9.67
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.18)        (0.16)        (0.17)        (0.15)        (0.10)

 Net realized and unrealized gains (losses) .        0.54          3.22          0.17          3.09         (2.24)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.36          3.06            --          2.94         (2.34)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.36      $  13.33      $  10.27      $  10.27      $   7.33
                                                 ================================================================

Total return c ..............................        3.27%        29.80%           -- %      40.11%       (24.20)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.95% e       1.92% e       1.91% e       1.92%         1.97%

Net investment income (loss) ................       (1.52)%       (1.37)%       (1.60)%       (1.54)%       (1.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $120,900      $170,159      $164,117      $200,037      $163,466

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


64 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.75      $  10.54      $  10.49      $   7.45      $   9.79
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.13)        (0.11)        (0.12)        (0.10)        (0.07)

 Net realized and unrealized gains (losses) .        0.57          3.32          0.17          3.14         (2.27)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.44          3.21          0.05          3.04         (2.34)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.86      $  13.75      $  10.54      $  10.49      $   7.45
                                                 ================================================================

Total return c ..............................        3.77%        30.46%         0.48%        40.81%       (23.90)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.46% e       1.42% e       1.41% e       1.42%         1.47%

Net investment income (loss) ................       (1.03)%       (0.87)%       (1.10)%       (1.04)%       (0.91)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $  5,759      $  6,328      $  4,392      $  4,542      $  2,562

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 65

Franklin Strategic Series

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  14.15      $  10.79      $  10.69      $   7.55      $   9.86
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.07)        (0.05)        (0.07)        (0.05)        (0.03)

 Net realized and unrealized gains (losses) .        0.59          3.41          0.17          3.19         (2.28)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.52          3.36          0.10          3.14         (2.31)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  13.34      $  14.15      $  10.79      $  10.69      $   7.55
                                                 ================================================================

Total return ................................        4.24%        31.14%         0.94%        41.59%       (23.43)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.96% d       0.92% d       0.91% d       0.92%         0.97%

Net investment income (loss) ................       (0.53)%       (0.37)%       (0.60)%       (0.54)%       (0.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $325,425      $326,475      $235,101      $211,271      $135,529

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


66 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007


--------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II               SHARES            VALUE
--------------------------------------------------------------------------------
      COMMON STOCKS 98.2%
      COMMERCIAL SERVICES 3.7%
    a CoStar Group Inc. ..........................     144,900      $  7,072,569
    a Huron Consulting Group Inc. ................      78,800         4,771,340
    a LECG Corp. .................................     496,800         7,278,120
    a Stamps.com Inc. ............................     191,800         2,706,298
    a Universal Technical Institute Inc. .........     293,500         7,358,045
    a ValueClick Inc. ............................     388,200        11,102,520
                                                                    ------------
                                                                      40,288,892
                                                                    ------------
      CONSUMER DURABLES 3.0%
a,b,c Force Protection Inc., 144A, PIPES .........     601,000        10,792,007
    a Select Comfort Corp. .......................     135,000         2,502,900
    a Tenneco Inc. ...............................     323,200         9,679,840
    a THQ Inc. ...................................     281,300         9,386,981
                                                                    ------------
                                                                      32,361,728
                                                                    ------------
      CONSUMER SERVICES 8.9%
    a BJ's Restaurants Inc. ......................     311,500         6,413,785
    a Chipotle Mexican Grill Inc., B .............     234,500        14,051,240
    a Gaylord Entertainment Co., A ...............     179,300         9,825,640
    a Lions Gate Entertainment Corp. .............     181,100         2,069,973
      Orient-Express Hotels Ltd., A ..............     333,300        17,548,245
    a Panera Bread Co. ...........................     262,500        14,618,625
    a Penn National Gaming Inc. ..................     421,800        20,389,812
    a Red Lion Hotels Corp. ......................     343,400         4,378,350
      Strayer Education Inc. .....................      63,100         7,845,854
                                                                    ------------
                                                                      97,141,524
                                                                    ------------
      ELECTRONIC TECHNOLOGY 24.6%
    a Argon ST Inc. ..............................     507,200        13,293,712
    a Arris Group Inc. ...........................     715,500        10,603,710
    a Atheros Communications .....................     465,500        12,470,745
    a FLIR Systems Inc. ..........................     512,500        20,751,125
    a FormFactor Inc. ............................     238,400         9,843,536
    a Hittite Microwave Corp. ....................     181,800         8,213,724
    a Ixia .......................................   1,307,300        11,216,634
    a Microsemi Corp. ............................     734,800        16,981,228
    a Microtune Inc. .............................   1,275,800         5,498,698
      National Instruments Corp. .................     360,302        10,038,014
    a Netlogic Microsystems Inc. .................     636,500        19,578,740
    a OpNext Inc. ................................     415,700         5,578,694
    a Power Integrations Inc. ....................     918,200        23,735,470
    a Silicon Laboratories Inc. ..................     422,000        13,845,820
    a Super Micro Computer Inc. ..................     384,300         4,000,563
      Tektronix Inc. .............................     407,700        11,982,303
    a Trimble Navigation Ltd. ....................     583,400        16,731,912
    a Varian Inc. ................................     274,000        15,881,040
    a Varian Semiconductor Equipment Associates Inc.   167,450        11,111,982


                                                              Annual Report | 67

Franklin Strategic Series

--------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                      SHARES         VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a ViaSat Inc. .....................................      483,000    $ 16,566,900
a Xyratex Ltd. (Bermuda) ..........................      421,500       9,433,170
                                                                    ------------
                                                                     267,357,720
                                                                    ------------
  ENERGY MINERALS 4.2%
a Bill Barrett Corp. ..............................      430,300      15,878,070
a Denbury Resources Inc. ..........................      379,500      12,557,655
a Mariner Energy Inc. .............................      758,400      17,101,920
                                                                    ------------
                                                                      45,537,645
                                                                    ------------
  FINANCE 10.0%
  BankUnited Financial Corp., A ...................      188,000       4,070,200
  CapitalSource Inc. ..............................      145,865       3,758,941
a Clayton Holdings Inc. ...........................      736,799      12,960,294
  East West Bancorp Inc. ..........................      304,600      12,141,356
  Financial Federal Corp. .........................      189,600       4,982,688
  Hancock Holding Co. .............................       44,700       1,748,664
a Mobile Mini Inc. ................................      202,600       6,071,922
  National Financial Partners Corp. ...............      177,600       8,182,032
  NewStar Financial Inc. ..........................      620,600       9,985,454
  optionsXpress Holdings Inc. .....................      575,800      14,210,744
a Signature Bank ..................................      275,226       8,658,610
  UCBH Holdings Inc. ..............................      503,700       9,046,452
  UMB Financial Corp. .............................       87,400       3,419,088
  Whitney Holding Corp. ...........................      327,500      10,077,175
                                                                    ------------
                                                                     109,313,620
                                                                    ------------
  HEALTH SERVICES 6.4%
a Allscripts Healthcare Solutions Inc. ............      438,000      11,585,100
a Healthways Inc. .................................      191,400       8,119,188
a PAREXEL International Corp. .....................      408,000      16,026,240
a Psychiatric Solutions Inc. ......................      328,600      11,524,002
a TriZetto Group Inc. .............................      584,100      11,378,268
a VCA Antech Inc. .................................      281,300      11,091,659
                                                                    ------------
                                                                      69,724,457
                                                                    ------------
  HEALTH TECHNOLOGY 7.5%
a Adams Respiratory Therapeutics Inc. .............      344,700      12,929,697
a American Medical Systems Holdings Inc. ..........      584,300      10,359,639
a Angiotech Pharmaceuticals Inc. ..................      833,000       4,539,850
a Cadence Pharmaceuticals Inc. ....................      327,100       5,305,562
a Coley Pharmaceutical Group Inc. .................      515,800       5,127,052
a Dexcom Inc. .....................................      750,900       5,984,673
a Impax Laboratories Inc. .........................      526,900       5,321,690
a Keryx Biopharmaceuticals Inc. ...................      511,700       5,219,340
a The Medicines Co. ...............................      307,600       7,007,128
a Myriad Genetics Inc. ............................      294,800      10,774,940
a Panacos Pharmaceuticals Inc. ....................      299,500       1,425,620
a Penwest Pharmaceuticals Co. .....................      634,100       7,596,518
                                                                    ------------
                                                                      81,591,709
                                                                    ------------

68 | Annual Report

Franklin Strategic Series

--------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                     SHARES          VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL SERVICES 3.5%
a FMC Technologies Inc. ...........................      105,116    $  7,450,622
a Helix Energy Solutions Group Inc. ...............      463,300      17,725,858
a Superior Energy Services Inc. ...................      361,600      13,136,928
                                                                    ------------
                                                                      38,313,408
                                                                    ------------
  MUTUAL FUNDS 1.2%
  Ares Capital Corp. ..............................      234,565       4,212,787
  Kohlberg Capital Corp. ..........................      503,900       9,039,966
                                                                    ------------
                                                                      13,252,753
                                                                    ------------
  PROCESS INDUSTRIES 2.6%
  Cabot Corp. .....................................      126,700       5,739,510
  FMC Corp. .......................................      117,700       9,054,661
a Headwaters Inc. .................................      287,500       6,230,125
  Minerals Technologies Inc. ......................      115,100       7,322,662
                                                                    ------------
                                                                      28,346,958
                                                                    ------------
  PRODUCER MANUFACTURING 4.2%
a Drew Industries Inc. ............................      393,800      11,329,626
  Flowserve Corp. .................................      203,000      12,385,030
  Manitowoc Co. Inc. ..............................      169,000      11,530,870
a RTI International Metals Inc. ...................      113,600      10,709,072
                                                                    ------------
                                                                      45,954,598
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS 2.6%
  FelCor Lodging Trust Inc. .......................      489,400      12,494,382
  LaSalle Hotel Properties ........................      193,800       8,998,134
  RAIT Financial Trust ............................      234,000       6,587,100
                                                                    ------------
                                                                      28,079,616
                                                                    ------------
  RETAIL TRADE 3.5%
  Big 5 Sporting Goods Corp. ......................      262,600       6,722,560
  Christopher & Banks Corp. .......................      383,100       6,631,461
a Cost Plus Inc. ..................................      273,800       2,669,550
a Guitar Center Inc. ..............................      176,100       8,153,430
a J Crew Group Inc. ...............................       84,100       3,405,209
a Tractor Supply Co. ..............................      196,700      10,177,258
                                                                    ------------
                                                                      37,759,468
                                                                    ------------
  TECHNOLOGY SERVICES 11.4%
a Ariba Inc. ......................................      607,300       5,356,386
a BearingPoint Inc. ...............................    1,081,400       7,937,476
a Entrust Inc. ....................................    1,802,000       6,757,500
d Heartland Payment Systems Inc. ..................      341,900       8,523,567
a Internap Network Services Corp. .................      719,700      11,054,592
  Marchex Inc., B .................................      813,000      10,398,270
a MICROS Systems Inc. .............................      208,100      11,403,880
a Nuance Communications Inc. ......................      747,500      11,518,975
a Quest Software Inc. .............................      933,600      15,880,536
a RightNow Technologies Inc. ......................      640,100       9,511,886


                                                              Annual Report | 69

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES (CONTINUED)
a Sapient Corp. ..........................................................................         3,089,200    $   22,334,916
a VA Software Corp. ......................................................................           971,600         3,526,908
                                                                                                                --------------
                                                                                                                   124,204,892
                                                                                                                --------------
  TRANSPORTATION 0.9%
  Knight Transportation Inc. .............................................................           485,050         9,443,924
                                                                                                                --------------
  TOTAL COMMON STOCKS (COST $818,305,819) ................................................                       1,068,672,912
                                                                                                                --------------
  SHORT TERM INVESTMENTS 1.3%
  MONEY MARKET FUND (COST $8,256,412) 0.8%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...................         8,256,412         8,256,412
                                                                                                                --------------


                                                                                             ----------------
                                                                                             PRINCIPAL AMOUNT
                                                                                             ----------------
f INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
g REPURCHASE AGREEMENTS 0.5%
  Banc of America Securities LLC, 5.24%, 5/01/07 (Maturity Value $1,200,175)
    Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 7/01/35 ........    $    1,200,000         1,200,000
  Barclays Capital Inc., 5.24%, 5/01/07 (Maturity Value $1,200,175)
    Collateralized by U.S. Government Agency Securities, 3.50% - 15.00%,
     5/01/07 - 5/01/47 ...................................................................         1,200,000         1,200,000
  Deutsche Bank Securities Inc., 5.24%, 5/01/07 (Maturity Value $1,200,175)
    Collateralized by U.S. Government Agency Securities, 4.50% - 9.50%,
     6/01/17 - 4/01/37 ...................................................................         1,200,000         1,200,000
  Merrill Lynch Government Securities Inc., 5.20%, 5/01/07 (Maturity Value $715,103)
    Collateralized by U.S. Government Agency Securities, 2.50% - 7.375%, 5/15/07 - 8/06/38
     and h U.S. Government Agency Discount Notes, 5/15/07 - 6/09/33 ......................           715,000           715,000
  Morgan Stanley & Co. Inc., 5.25%, 5/01/07 (Maturity Value $1,231,180)
    Collateralized by U.S. Government Agency Securities, 2.75% - 6.875%, 5/15/07 - 4/16/37
     and h U.S. Government Agency Discount Note, 6/05/28 .................................         1,231,000         1,231,000
                                                                                                                --------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    (COST $5,546,000) ....................................................................                           5,546,000
                                                                                                                --------------
  TOTAL INVESTMENTS (COST $832,108,231) 99.5% ............................................                       1,082,475,324
  OTHER ASSETS, LESS LIABILITIES 0.5% ....................................................                           5,024,553
                                                                                                                --------------
  NET ASSETS 100.0% ......................................................................                      $1,087,499,877
                                                                                                                ==============

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b     See Note 8 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the value of this security was $10,792,007, representing 0.99% of net assets.

d     A portion or all of the security is on loan as of April 30, 2007. See Note
      1(e).

e See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

f     See Note 1(e) regarding securities on loan.

g     See Note 1(c) regarding repurchase agreements.

h     The security is traded on a discount basis with no stated coupon rate.


70 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN SMALL-MID CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS A                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.42      $     31.31     $     29.69      $     23.14      $     28.85
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.13)              -- d         (0.08)           (0.14)           (0.09)

 Net realized and unrealized gains (losses) .           4.09             9.15            1.70             6.69            (5.62)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           3.96             9.15            1.62             6.55            (5.71)
                                                 ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................             --            (0.04)             --               --               --

 Net realized gains .........................          (2.84)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Total distributions .........................          (2.84)           (0.04)             --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             -- d             --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     41.54      $     40.42     $     31.31      $     29.69      $     23.14
                                                 ==============================================================================

Total return c ..............................          10.38%           29.21%           5.46%           28.31%          (19.79)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           0.98% e          0.96% e         0.97% e          0.98%            1.02%

Net investment income (loss) ................          (0.33)%             --% f        (0.27)%          (0.51)%          (0.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 5,619,694      $ 6,532,284     $ 6,636,792      $ 7,355,269      $ 5,791,141

Portfolio turnover rate .....................          52.76%           39.84%          42.96%           52.84%           36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Strategic Series

FRANKLIN SMALL-MID CAP GROWTH FUND


                                                 ----------------------------------------------------------------
                                                                          YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004        2003 f
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  39.31      $  30.65      $  29.28      $  23.00      $  24.33
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.40)        (0.27)        (0.31)        (0.36)        (0.23)

 Net realized and unrealized gains (losses) .        3.93          8.93          1.68          6.64         (1.10)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.53          8.66          1.37          6.28         (1.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  40.00      $  39.31      $  30.65      $  29.28      $  23.00
                                                 ================================================================

Total return c ..............................        9.53%        28.25%         4.68%        27.30%        (5.47)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................     1.73% e       1.71% e       1.72% e          1.73%         1.77% g

Net investment income (loss) ................       (1.08)%       (0.75)%       (1.02)%       (1.26)%       (1.16)% g

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 32,570      $ 36,911      $ 31,733      $ 26,161      $  7,601

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period July 1, 2002 (effective date) to April 30, 2003.

g     Annualized.


72 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN SMALL-MID CAP GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  38.25      $  29.82      $  28.49      $  22.37      $  28.09
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.39)        (0.26)        (0.31)        (0.34)        (0.26)

 Net realized and unrealized gains (losses) .        3.83          8.69          1.64          6.46         (5.46)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.44          8.43          1.33          6.12         (5.72)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  38.85      $  38.25      $  29.82      $  28.49      $  22.37
                                                 ================================================================

Total return c ..............................        9.56%        28.27%         4.67%        27.36%       (20.36)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.72% e       1.71% e       1.72% e       1.71%         1.77%

Net investment income (loss) ................       (1.07)%       (0.75)%       (1.02)%       (1.24)%       (1.16)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $653,529      $728,710      $654,549      $762,602      $639,524

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 73

Franklin Strategic Series

FRANKLIN SMALL-MID CAP GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  39.98      $  31.04      $  29.50      $  23.06      $  28.81
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.08)        (0.15)        (0.22)        (0.17)

 Net realized and unrealized gains (losses) .        4.05          9.04          1.69          6.66         (5.58)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.82          8.96          1.54          6.44         (5.75)
                                                 ----------------------------------------------------------------
Less distributions from:

 Net investment income ......................          --         (0.02)           --            --            --

 Net realized gains .........................       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Total distributions .........................       (2.84)        (0.02)           --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  40.96      $  39.98      $  31.04      $  29.50      $  23.06
                                                 ================================================================

Total return c ..............................       10.11%        28.88%         5.22%        27.93%       (19.96)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.23% e       1.21% e       1.22% e       1.23%         1.27%

Net investment income (loss) ................       (0.58)%       (0.25)%       (0.52)%       (0.76)%       (0.66)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $118,387      $ 93,916      $ 54,139      $ 41,404      $ 15,309

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


74 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN SMALL-MID CAP GROWTH FUND

                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  40.93      $  31.71      $  29.99      $  23.32      $  29.00
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.03)         0.10            -- c       (0.07)        (0.04)

 Net realized and unrealized gains (losses) .        4.16          9.26          1.72          6.74         (5.64)
                                                 ----------------------------------------------------------------
Total from investment operations ............        4.13          9.36          1.72          6.67         (5.68)
                                                 ----------------------------------------------------------------
Less distributions from:

 Net investment income ......................          --         (0.14)           --            --            --

 Net realized gains .........................       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Total distributions .........................       (2.84)        (0.14)           --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          -- c          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  42.22      $  40.93      $  31.71      $  29.99      $  23.32
                                                 ================================================================

Total return ................................       10.65%        29.55%         5.74%        28.60%       (19.59)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.73% d       0.71% d       0.72% d       0.73%         0.77%

Net investment income (loss) ................       (0.08)%        0.25%        (0.02)%       (0.26)%       (0.16)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $803,365      $794,395      $347,518      $320,154      $266,723

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 75

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-----------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                             SHARES          VALUE
-----------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 97.5%
        COMMON STOCKS 97.4%
        COMMERCIAL SERVICES 2.8%
        FactSet Research Systems Inc. ............................    1,010,400    $ 62,149,704
      a Kenexa Corp. .............................................      445,400      13,789,584
        Robert Half International Inc. ...........................    2,036,800      67,825,440
        SEI Investments Co. ......................................      904,200      55,183,326
                                                                                   ------------
                                                                                    198,948,054
                                                                                   ------------
        COMMUNICATIONS 5.0%
    a,b Clearwire Corp., A .......................................    1,428,700      25,616,591
      a Crown Castle International Corp. .........................    2,013,900      69,157,326
      a MetroPCS Communications Inc. .............................      736,200      20,650,410
      a NII Holdings Inc. ........................................    2,239,340     171,869,345
      a SBA Communications Corp. .................................    2,526,900      74,341,398
      a Telecorp. PCS Inc., Escrow Account .......................    4,569,500              --
                                                                                   ------------
                                                                                    361,635,070
                                                                                   ------------
        CONSUMER DURABLES 5.8%
      a Activision Inc. ..........................................    5,692,700     113,854,000
a,c,d,e Force Protection Inc., 144A, PIPES .......................    4,316,100      77,503,129
        Harman International Industries Inc. .....................      742,758      90,534,772
      a NVR Inc. .................................................       71,400      58,833,600
      a Scientific Games Corp., A ................................    2,308,900      76,863,281
                                                                                   ------------
                                                                                    417,588,782
                                                                                   ------------
        CONSUMER NON-DURABLES 2.0%
      a Bare Escentuals Inc. .....................................      451,000      18,233,930
      a Hansen Natural Corp. .....................................    1,220,600      46,626,920
      c Wolverine World Wide Inc. ................................    2,824,210      80,715,922
                                                                                   ------------
                                                                                    145,576,772
                                                                                   ------------
        CONSUMER SERVICES 3.5%
      a Chipotle Mexican Grill Inc., B ...........................      766,400      45,922,688
        Hilton Hotels Corp. ......................................    2,034,800      69,183,200
        Orient-Express Hotels Ltd., A ............................      663,900      34,954,335
      a Panera Bread Co. .........................................    1,248,500      69,528,965
      a XM Satellite Radio Holdings Inc., A ......................    2,924,100      34,211,970
                                                                                   ------------
                                                                                    253,801,158
                                                                                   ------------
        DISTRIBUTION SERVICES 1.3%
      a Henry Schein Inc. ........................................      844,000      43,997,720
      a WESCO International Inc. .................................      822,800      51,976,276
                                                                                   ------------
                                                                                     95,973,996
                                                                                   ------------
        ELECTRONIC TECHNOLOGY 22.6%
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)    2,687,100     126,051,861
      a F5 Networks Inc. .........................................    1,142,100      87,690,438
    a,b FLIR Systems Inc. ........................................    2,757,900     111,667,371
      a FormFactor Inc. ..........................................    1,917,400      79,169,446
        Garmin Ltd. (Cayman Islands) .............................    1,020,300      59,371,257


76 | Annual Report

Franklin Strategic Series

--------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND              SHARES            VALUE
--------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
    Harris Corp. ..............................     3,287,800     $  168,828,530
    Intersil Corp., A .........................     1,779,800         53,020,242
  a Juniper Networks Inc. .....................     3,571,500         79,858,740
  a Lam Research Corp. ........................     1,088,000         58,512,640
  a Logitech International SA (Switzerland) ...     2,393,400         64,406,394
    Microchip Technology Inc. .................     2,216,200         89,401,508
a,c Microsemi Corp. ...........................     5,279,800        122,016,178
  a Network Appliance Inc. ....................     1,365,200         50,799,092
    Precision Castparts Corp. .................     1,148,610        119,581,787
    Rockwell Collins Inc. .....................     1,061,471         69,706,801
  a Silicon Laboratories Inc. .................     1,708,600         56,059,166
    Tektronix Inc. ............................     2,214,298         65,078,218
  a Trimble Navigation Ltd. ...................     5,279,460        151,414,913
  a Varian Inc. ...............................       356,830         20,681,867
                                                                  --------------
                                                                   1,633,316,449
                                                                  --------------
    ENERGY MINERALS 3.0%
  a Bill Barrett Corp. ........................     1,611,800         59,475,420
  a Mariner Energy Inc. .......................     3,893,600         87,800,730
  a Southwestern Energy Co. ...................     1,667,800         70,047,600
                                                                  --------------
                                                                     217,323,750
                                                                  --------------
    FINANCE 7.1%
  a Affiliated Managers Group Inc. ............     1,153,300        135,662,679
    CapitalSource Inc. ........................     4,313,682        111,163,585
    City National Corp. .......................       259,400         18,993,268
  a E*TRADE Financial Corp. ...................     3,519,200         77,703,936
    East West Bancorp Inc. ....................       779,150         31,056,919
    Nuveen Investments Inc., A ................     1,528,200         81,453,060
    optionsXpress Holdings Inc. ...............     2,267,030         55,950,301
                                                                  --------------
                                                                     511,983,748
                                                                  --------------
    HEALTH SERVICES 6.4%
a,c Allscripts Healthcare Solutions Inc. ......     3,259,900         86,224,355
  a Cerner Corp. ..............................       656,000         34,925,440
  a Community Health Systems Inc. .............       508,164         18,700,435
  a Coventry Health Care Inc. .................     1,228,500         71,044,155
  a Emdeon Corp. ..............................     1,575,500         25,428,570
  a Express Scripts Inc. ......................       786,200         75,121,410
    Pharmaceutical Product Development Inc. ...     2,070,000         74,664,900
  a VCA Antech Inc. ...........................     1,840,400         72,566,972
                                                                  --------------
                                                                     458,676,237
                                                                  --------------
    HEALTH TECHNOLOGY 11.3%
  a Adams Respiratory Therapeutics Inc. .......     1,505,400         56,467,554
a,c American Medical Systems Holdings Inc. ....     3,689,900         65,421,927
    C. R. Bard Inc. ...........................       974,600         81,018,498


                                                              Annual Report | 77

Franklin Strategic Series

----------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                 SHARES           VALUE
----------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      HEALTH TECHNOLOGY (CONTINUED)
    a Cytyc Corp. ...................................    2,436,000    $ 85,820,280
    a Digene Corp. ..................................      507,800      23,282,630
    a Endo Pharmaceuticals Holdings Inc. ............    2,166,000      67,016,040
    a Intuitive Surgical Inc. .......................      539,700      69,977,502
    a Keryx Biopharmaceuticals Inc. .................    1,449,200      14,781,840
    a Mannkind Corp. ................................    1,133,300      16,478,182
    a The Medicines Co. .............................      975,800      22,228,724
      Mylan Laboratories Inc. .......................    1,526,900      33,484,917
    a Myriad Genetics Inc. ..........................      532,500      19,462,875
    a Onyx Pharmaceuticals Inc. .....................    1,351,900      36,176,844
    a PDL BioPharma Inc. ............................    1,707,000      43,118,820
  a,b Stereotaxis Inc. ..............................    1,463,200      15,231,912
    a Varian Medical Systems Inc. ...................    2,166,400      91,443,744
    a Waters Corp. ..................................    1,272,900      75,648,447
                                                                      ------------
                                                                       817,060,736
                                                                      ------------
      INDUSTRIAL SERVICES 2.6%
    a FMC Technologies Inc. .........................      289,000      20,484,320
    a Helix Energy Solutions Group Inc. .............    1,392,300      53,269,398
    a National-Oilwell Varco Inc. ...................    1,334,346     113,219,258
                                                                      ------------
                                                                       186,972,976
                                                                      ------------
      PROCESS INDUSTRIES 0.3%
    a US BioEnergy Corp. ............................    1,676,300      24,658,373
                                                                      ------------
      PRODUCER MANUFACTURING 6.5%
      AMETEK Inc. ...................................      622,813      22,595,656
      Herman Miller Inc. ............................    1,435,942      49,410,764
      Joy Global Inc. ...............................      544,800      27,583,224
    a Mettler-Toledo International Inc. (Switzerland)    1,001,500      97,766,430
a,d,e Mirapoint Inc., 144A ..........................      682,128              --
    a RTI International Metals Inc. .................      374,700      35,322,969
    a Spirit Aerosystems Holdings Inc. ..............      630,800      19,952,204
    a Terex Corp. ...................................    1,041,800      81,104,130
      Trinity Industries Inc. .......................    2,982,600     138,392,640
                                                                      ------------
                                                                       472,128,017
                                                                      ------------
      REAL ESTATE DEVELOPMENT 1.0%
      Jones Lang LaSalle Inc. .......................      661,800      71,136,882
                                                                      ------------
      REAL ESTATE INVESTMENT TRUST 0.3%
      FelCor Lodging Trust Inc. .....................      924,900      23,612,697
                                                                      ------------
      RETAIL TRADE 5.6%
      Abercrombie & Fitch Co., A ....................      664,500      54,263,070
      Advance Auto Parts Inc. .......................    1,386,550      57,125,860
    a Dick's Sporting Goods Inc. ....................    1,088,200      61,037,138
      Fastenal Co. ..................................    1,277,800      52,543,136
      The Men's Wearhouse Inc. ......................    1,295,100      56,038,977


78 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL-MID CAP GROWTH FUND                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAIL TRADE (CONTINUED)
      PETsMART Inc. ......................................................      2,028,260    $   67,317,949
      Ross Stores Inc. ...................................................        725,900        24,063,585
    a Tractor Supply Co. .................................................        632,500        32,725,550
                                                                                             --------------
                                                                                                405,115,265
                                                                                             --------------
      TECHNOLOGY SERVICES 7.5%
    a Akamai Technologies Inc. ...........................................      1,593,100        70,223,848
    a Alliance Data Systems Corp. ........................................        946,200        60,235,092
    a Cognizant Technology Solutions Corp., A ............................      1,330,600       118,955,640
    a Equinix Inc. .......................................................        515,500        43,028,785
      Global Payments Inc. ...............................................      2,335,500        88,702,290
    a Internap Network Services Corp. ....................................      1,943,400        29,850,624
    a NeuStar Inc., A ....................................................      1,859,600        53,482,096
    a Nuance Communications Inc. .........................................      3,512,800        54,132,248
    a Omniture Inc. ......................................................        457,600         8,621,184
    a Salesforce.com Inc. ................................................        411,300        17,274,600
                                                                                             --------------
                                                                                                544,506,407
                                                                                             --------------
      TRANSPORTATION 2.2%
      C.H. Robinson Worldwide Inc. .......................................      1,471,900        78,687,774
      Expeditors International of Washington Inc. ........................      1,162,800        48,605,040
      J.B. Hunt Transport Services Inc. ..................................      1,264,122        34,207,141
                                                                                             --------------
                                                                                                161,499,955
                                                                                             --------------
      UTILITIES 0.6%
      International Power PLC (United Kingdom) ...........................      4,522,000        39,809,243
                                                                                             --------------
      TOTAL COMMON STOCKS (COST $5,101,813,527) ..........................                    7,041,324,567
                                                                                             --------------
      PREFERRED STOCK (COST $561,391) 0.0% f
      PRODUCER MANUFACTURING 0.0% f
a,d,e Mirapoint Inc., pfd. ...............................................        301,660           304,677
                                                                                             --------------
      CONVERTIBLE PREFERRED STOCKS 0.1%
      CONSUMER SERVICES 0.1%
a,d,e Foveon Inc., cvt. pfd., D, 144A ....................................      1,792,573         2,591,164
a,d,e Foveon Inc., cvt. pfd., E, 144A ....................................      2,597,593         5,270,049
                                                                                             --------------
                                                                                                  7,861,213
                                                                                             --------------
      ELECTRONIC TECHNOLOGY 0.0% f
a,d,e Anda Networks, cvt. pfd., D ........................................        364,431           162,828
                                                                                             --------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,635,020) ..............                        8,024,041
                                                                                             --------------
      TOTAL LONG TERM INVESTMENTS (COST $5,124,009,938) ..................                    7,049,653,285
                                                                                             --------------
      SHORT TERM INVESTMENTS 3.6%
      MONEY MARKET FUND (COST $214,760,548) 3.0%
    g Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%    214,760,548       214,760,548
                                                                                             --------------


                                                              Annual Report | 79

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
  FRANKLIN SMALL-MID CAP GROWTH FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
h REPURCHASE AGREEMENT (COST $7,512,264) 0.1%
  Joint Repurchase Agreement, 5.16%, 5/01/07 (Maturity Value $7,513,341) ................    $7,512,264    $     7,512,264
     ABN AMRO Bank, NV, New York Branch (Maturity Value $688,297)
     Banc of America Securities LLC (Maturity Value $627,890)
     Barclays Capital Inc. (Maturity Value $688,297)
     Bear, Stearns & Co. Inc. (Maturity Value $483,108)
     BNP Paribas Securities Corp. (Maturity Value $627,890)
     Deutsche Bank Securities Inc. (Maturity Value $627,890)
     Goldman, Sachs & Co. (Maturity Value $627,890)
     Greenwich Capital Markets Inc. (Maturity Value $627,890)
     Lehman Brothers Inc. (Maturity Value $570,112)
     Merrill Lynch Government Securities Inc. (Maturity Value $627,890)
     Morgan Stanley & Co. Inc. (Maturity Value $627,890)
     UBS Securities LLC (Maturity Value $688,297)
       Collateralized by U.S. Government Agency Securities, 3.00% - 6.375%,
        5/15/07 - 4/02/12; i U.S. Government Agency Discount Notes, 7/06/07 - 9/27/07;
          U.S. Treasury Bill, 8/02/07 and U.S. Treasury Notes, 0.875% - 6.00%,
          8/15/07 - 1/31/12
                                                                                                           ---------------
j INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
h REPURCHASE AGREEMENTS 0.5%
  Banc of America Securities LLC, 5.24%, 5/01/07 (Maturity Value $7,001,019)
    Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 - 7/01/35 .......     7,000,000          7,000,000
  Barclays Capital Inc., 5.24%, 5/01/07 (Maturity Value $5,341,777)
    Collateralized by U.S. Government Agency Securities, 3.50% - 15.00%,
     5/01/07 - 5/01/47 ..................................................................     5,341,000          5,341,000
  Deutsche Bank Securities Inc., 5.22%, 5/01/07 (Maturity Value $8,001,160)
    Collateralized by U.S. Government Agency Securities, 2.50% - 7.375%,
     5/15/07 - 4/16/37 and i U.S Government Agency Discount Notes, 5/31/07 - 2/15/08 ....     8,000,000          8,000,000
  Merrill Lynch Government Securities Inc., 5.20%, 5/01/07 (Maturity Value $7,001,011)
    Collateralized by U.S. Government Agency Securities, 2.50% - 7.37%, 5/15/07 - 4/16/37
     and i U.S. Government Agency Discount Notes, 5/15/07 - 6/09/33 .....................     7,000,000          7,000,000
  Morgan Stanley & Co. Inc., 5.25%, 5/01/07 (Maturity Value $7,001,021)
    Collateralized by U.S. Government Agency Securities, 2.75% - 6.87%,
     5/15/07 - 4/16/37 and i U.S. Government Agency Discount Notes, 6/05/28 .............     7,000,000          7,000,000
                                                                                                           ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    (COST $34,341,000) ..................................................................                       34,341,000
                                                                                                           ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $41,853,264) ........................................                       41,853,264
                                                                                                           ---------------
  TOTAL INVESTMENTS (COST $5,380,623,750) 101.1% ........................................                    7,306,267,097
  OTHER ASSETS, LESS LIABILITIES (1.1)% .................................................                      (78,721,706)
                                                                                                           ---------------
  NET ASSETS 100.0% .....................................................................                  $ 7,227,545,391
                                                                                                           ===============


80 | Annual Report

Franklin Strategic Series

--------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH FUND
--------------------------------------------------------------------------------

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b     A portion or all of the security is on loan as of April 30, 2007. See Note
      1(e).

c     See Note 9 regarding holdings of 5% voting securities.

d     See Note 8 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $85,831,847, representing 1.19% of net assets.

f     Rounds to less than 0.1% of net assets.

g See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

h     See Note 1(c) regarding repurchase agreements.

i     The security is traded on a discount basis with no stated coupon rate.

j     See Note 1(e) regarding securities on loan.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 81

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

SELECTED PORTFOLIO ABBREVIATIONS

ADR     - American Depository Receipt
PIPES   - Private Investment in Public Equity Security


82 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007

                                                        --------------------------------------------------------------------------
                                                           FRANKLIN            FRANKLIN            FRANKLIN           FRANKLIN
                                                          AGGRESSIVE           FLEX CAP            SMALL CAP        SMALL-MID CAP
                                                          GROWTH FUND         GROWTH FUND       GROWTH FUND II       GROWTH FUND
                                                        --------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ......................    $   198,981,742     $ 2,011,115,068     $   818,305,819    $ 4,762,582,492
  Cost - Non-controlled affiliated issuers (Note 9)                  --                  --                  --        361,427,446
  Cost - Sweep Money Fund (Note 7) .................          2,361,369          98,246,268           8,256,412        214,760,548
  Cost - Repurchase agreements .....................                 --          20,740,000           5,546,000         41,853,264
                                                        --------------------------------------------------------------------------
  Total cost of investments ........................    $   201,343,111     $ 2,130,101,336     $   832,108,231    $ 5,380,623,750
                                                        ==========================================================================
  Value - Unaffiliated issuers .....................    $   243,956,932     $ 2,756,640,111     $ 1,068,672,912    $ 6,617,771,774
  Value - Non-controlled affiliated issuers (Note 9)                 --                  --                  --        431,881,511
  Value - Sweep Money Fund (Note 7) ................          2,361,369          98,246,268           8,256,412        214,760,548
  Value - Repurchase agreements ....................                 --          20,740,000           5,546,000         41,853,264
                                                        --------------------------------------------------------------------------
  Total value of investments a .....................        246,318,301       2,875,626,379       1,082,475,324      7,306,267,097
                                                        --------------------------------------------------------------------------
 Receivables:
  Investment securities sold .......................                 --           6,070,670          25,506,134         82,434,234
  Capital shares sold ..............................            163,384           2,839,582           1,009,706          5,809,529
  Dividends and interest ...........................             59,331           2,889,146              77,688            581,029
                                                        --------------------------------------------------------------------------
        Total assets ...............................        246,541,016       2,887,425,777       1,109,068,852      7,395,091,889
                                                        --------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..................                 --           7,832,023          10,329,872         53,359,712
  Capital shares redeemed ..........................            690,974           8,392,579           3,833,856         70,135,827
  Affiliates .......................................            245,554           2,139,118           1,006,040          5,352,351
  Unaffiliated transfer agent fees .................            116,728           1,303,297             772,061          3,834,210
 Payable upon return of securities loaned ..........                 --          20,740,000           5,546,000         34,341,000
 Accrued expenses and other liabilities ............             24,245             188,716              81,146            523,398
                                                        --------------------------------------------------------------------------
        Total liabilities ..........................          1,077,501          40,595,733          21,568,975        167,546,498
                                                        --------------------------------------------------------------------------
          Net assets, at value .....................    $   245,463,515     $ 2,846,830,044     $ 1,087,499,877    $ 7,227,545,391
                                                        ==========================================================================
Net assets consist of:
 Paid-in capital ...................................    $   346,676,034     $ 2,137,109,164     $   782,532,093    $ 4,728,176,007
 Undistributed net investment income ...............              6,480           1,262,749                  --                 --
 Net unrealized appreciation (depreciation) ........         44,974,633         745,525,043         250,367,093      1,925,643,347
 Accumulated net realized gain (loss) ..............       (146,193,632)        (37,066,912)         54,600,691        573,726,037
                                                        --------------------------------------------------------------------------
          Net assets, at value .....................    $   245,463,515     $ 2,846,830,044     $ 1,087,499,877    $ 7,227,545,391
                                                        ==========================================================================

a Includes securities loaned .......................    $            --     $    20,716,455     $     5,317,569    $    33,048,385


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 83

Franklin Strategic Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                        --------------------------------------------------------------------------
                                                           FRANKLIN            FRANKLIN            FRANKLIN           FRANKLIN
                                                          AGGRESSIVE           FLEX CAP            SMALL CAP        SMALL-MID CAP
                                                          GROWTH FUND         GROWTH FUND       GROWTH FUND II       GROWTH FUND
                                                        --------------------------------------------------------------------------
CLASS A:
 Net assets, at value ..............................    $   105,407,285     $ 1,977,605,456     $   549,733,161    $ 5,619,693,772
                                                        ==========================================================================
 Shares outstanding ................................          5,684,450          43,797,528          42,140,902        135,278,609
                                                        ==========================================================================
 Net asset value per share a .......................    $         18.54     $         45.15     $         13.05    $         41.54
                                                        ==========================================================================
 Maximum offering price per share (net asset value
  per share / 94.25%) ..............................    $         19.67     $         47.90     $         13.85    $         44.07
                                                        ==========================================================================
CLASS B:
 Net assets, at value ..............................    $    15,638,475     $   118,805,591     $    85,683,521    $    32,570,005
                                                        ==========================================================================
 Shares outstanding ................................            886,351           2,799,999           6,939,672            814,200
                                                        ==========================================================================
 Net asset value and maximum offering price
  per share a ......................................    $         17.64     $         42.43     $         12.35    $         40.00
                                                        ==========================================================================
CLASS C:
 Net assets, at value ..............................    $    31,518,185     $   371,164,414     $   120,899,740    $   653,528,744
                                                        ==========================================================================
 Shares outstanding ................................          1,790,163           8,728,763           9,784,697         16,822,356
                                                        ==========================================================================
 Net asset value and maximum offering price
  per share a ......................................    $         17.61     $         42.52     $         12.36    $         38.85
                                                        ==========================================================================
CLASS R:
 Net assets, at value ..............................    $     7,413,399     $    81,398,322     $     5,758,912    $   118,387,427
                                                        ==========================================================================
 Shares outstanding ................................            404,529           1,824,540             447,975          2,890,417
                                                        ==========================================================================
 Net asset value and maximum offering price
  per share a ......................................    $         18.33     $         44.61     $         12.86    $         40.96
                                                        ==========================================================================
ADVISOR CLASS:
 Net assets, at value ..............................    $    85,486,171     $   297,856,261     $   325,424,543    $   803,365,443
                                                        ==========================================================================
 Shares outstanding ................................          4,500,708           6,558,835          24,391,903         19,026,194
                                                        ==========================================================================
 Net asset value and maximum offering price
  per share a ......................................    $         18.99     $         45.41     $         13.34    $         42.22
                                                        ==========================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


84 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF OPERATIONS
for the year ended April 30, 2007

                                                             -------------------------------------------------------------------
                                                               FRANKLIN          FRANKLIN          FRANKLIN          FRANKLIN
                                                              AGGRESSIVE         FLEX CAP          SMALL CAP       SMALL-MID CAP
                                                              GROWTH FUND       GROWTH FUND      GROWTH FUND II     GROWTH FUND
                                                             -------------------------------------------------------------------
Investment income:
 Dividends: (net of foreign taxes)
  Unaffiliated issuers ..................................    $     873,195     $  25,402,286     $   4,121,034     $  34,878,697
  Non-controlled affiliated issuers (Note 9) ............               --                --                --         1,944,406
  Sweep Money Fund (Note 7) .............................          630,117         5,198,426           519,664         5,992,185
 Interest ...............................................               --               948               976         1,897,993
 Income from securities loaned - net ....................               --           536,710           161,366         1,181,531
 Other income (Note 10) .................................           57,711           323,170            89,572         1,575,773
                                                             -------------------------------------------------------------------
        Total investment income .........................        1,561,023        31,461,540         4,892,612        47,470,585
                                                             -------------------------------------------------------------------
Expenses:
 Management fees (Note 3a) ..............................        1,104,222        12,623,797         5,450,721        32,521,987
 Administrative fees (Note 3b) ..........................          459,709                --         2,241,583                --
 Distribution fees: (Note 3c)
  Class A ...............................................          305,434         4,916,072         1,403,037        14,266,224
  Class B ...............................................          165,912         1,260,087           921,658           325,544
  Class C ...............................................          287,934         3,592,341         1,325,581         6,464,553
  Class R ...............................................           31,592           416,156            29,004           541,890
 Transfer agent fees (Note 3e) ..........................          731,804         6,709,745         2,568,906        18,746,805
 Custodian fees (Note 4) ................................            6,823            56,016            25,481           185,359
 Reports to shareholders ................................           71,365           465,136           241,537           908,978
 Registration and filing fees ...........................           83,378           164,759           164,478           298,991
 Professional fees ......................................           37,293            77,797            53,557           151,011
 Trustees' fees and expenses ............................            2,094            44,199            11,256           149,824
 Other ..................................................            9,163            73,700            33,956           195,260
                                                             -------------------------------------------------------------------
        Total expenses ..................................        3,296,723        30,399,805        14,470,755        74,756,426
        Expense reductions (Note 4) .....................             (341)           (1,336)             (195)           (2,441)
                                                             -------------------------------------------------------------------
          Net expenses ..................................        3,296,382        30,398,469        14,470,560        74,753,985
                                                             -------------------------------------------------------------------
           Net investment income (loss) .................       (1,735,359)        1,063,071        (9,577,948)      (27,283,400)
                                                             -------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
    Unaffiliated issuers ................................        5,758,748       155,323,931       140,281,138       711,931,381
    Non-controlled affiliated issuers (Note 9) ..........               --                --                --       (12,758,167)
  Foreign currency transactions .........................           20,492            (5,396)              (72)           67,555
                                                             -------------------------------------------------------------------
           Net realized gain (loss) .....................        5,779,240       155,318,535       140,281,066       699,240,769
                                                             -------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................        2,602,340        17,121,276      (102,034,052)      (23,627,634)
  Translation of assets and liabilities denominated in
    foreign currencies ..................................             (792)               --                --                --
                                                             -------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) ...        2,601,548        17,121,276      (102,034,052)      (23,627,634)
                                                             -------------------------------------------------------------------
Net realized and unrealized gain (loss) .................        8,380,788       172,439,811        38,247,014       675,613,135
                                                             -------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ........................................    $   6,645,429     $ 173,502,882     $  28,669,066     $ 648,329,735
                                                             ===================================================================

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 85

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                   -----------------------------------------------------------------
                                                       FRANKLIN AGGRESSIVE                 FRANKLIN FLEX CAP
                                                           GROWTH FUND                        GROWTH FUND
                                                   -----------------------------------------------------------------
                                                       YEAR ENDED APRIL 30,               YEAR ENDED APRIL 30,
                                                       2007            2006              2007              2006
                                                   -----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................  $  (1,735,359)  $  (1,884,598)  $     1,063,071   $     3,321,181
  Net realized gain (loss) from investments and
    foreign currency transactions ...............      5,779,240      28,052,906       155,318,535       172,708,459
  Net change in unrealized appreciation
    (depreciation) on investments and translation
    of assets and liabilities  denominated in
    foreign currencies ..........................      2,601,548      27,182,678        17,121,276       280,571,461
                                                   -----------------------------------------------------------------
        Net increase (decrease) in net assets
              resulting from operations .........      6,645,429      53,350,986       173,502,882       456,601,101
                                                   -----------------------------------------------------------------
 Distributions to shareholders from:
 Net investment income:
    Class A .....................................             --              --        (2,590,377)               --
    Class R .....................................             --              --           (31,880)               --
    Advisor Class ...............................             --              --          (689,783)               --
                                                   -----------------------------------------------------------------
 Total distributions to shareholders ............             --              --        (3,312,040)               --
                                                   -----------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A .....................................     (9,162,668)      3,841,739      (213,191,173)      231,283,630
    Class B .....................................     (3,780,075)     (3,069,804)      (30,582,659)      (17,621,287)
    Class C .....................................        279,209      (1,562,557)      (36,808,204)       31,480,674
    Class R .....................................      2,016,694         922,892       (14,456,927)        7,059,122
    Advisor Class ...............................     43,161,590       4,967,511        68,440,245       115,831,126
                                                   -----------------------------------------------------------------
 Total capital share transactions ...............     32,514,750       5,099,781      (226,598,718)      368,033,265
                                                   -----------------------------------------------------------------
 Redemption fees ................................            957           1,583             8,359            37,072
                                                   -----------------------------------------------------------------
        Net increase (decrease) in net assets ...     39,161,136      58,452,350       (56,399,517)      824,671,438
Net assets:
 Beginning of year ..............................    206,302,379     147,850,029     2,903,229,561     2,078,558,123
                                                   -----------------------------------------------------------------
 End of year ....................................  $ 245,463,515   $ 206,302,379   $ 2,846,830,044   $ 2,903,229,561
                                                   =================================================================
Undistributed net investment income included in
 net assets:
  End of year ...................................  $       6,480   $          --   $     1,262,749   $     3,309,364
                                                   =================================================================


86 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   ---------------------------------------------------------------------
                                                          FRANKLIN SMALL CAP               FRANKLIN SMALL-MID CAP
                                                             GROWTH FUND II                      GROWTH FUND
                                                   ---------------------------------------------------------------------
                                                          YEAR ENDED APRIL 30,               YEAR ENDED APRIL 30,
                                                        2007              2006              2007              2006
                                                   ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................  $    (9,577,948)  $    (9,203,931)  $   (27,283,400)  $    (4,414,772)
  Net realized gain (loss) from investments and
    foreign currency transactions ...............      140,281,066       153,433,848       699,240,769       978,462,440
  Net change in unrealized appreciation
    (depreciation) on investments ...............     (102,034,052)      205,294,990       (23,627,634)    1,138,414,709
                                                   ---------------------------------------------------------------------
       Net increase (decrease) in net assets
             resulting from operations ..........       28,669,066       349,524,907       648,329,735     2,112,462,377
                                                   ---------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .....................................               --                --                --        (7,827,908)
    Class R .....................................               --                --                --           (49,576)
    Advisor Class ...............................               --                --                --        (2,541,576)
  Net realized gains:
    Class A .....................................      (54,986,996)               --      (396,182,023)               --
    Class B .....................................       (9,457,325)               --        (2,356,258)               --
    Class C .....................................      (13,365,094)               --       (48,066,828)               --
    Class R .....................................         (591,340)               --        (8,369,958)               --
    Advisor Class ...............................      (29,874,687)               --       (51,154,142)               --
                                                   ---------------------------------------------------------------------
 Total distributions to shareholders ............     (108,275,442)               --      (506,129,209)      (10,419,060)
                                                   ---------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A .....................................     (101,711,711)     (270,933,948)   (1,022,578,329)   (1,867,554,403)
    Class B .....................................      (17,641,525)      (22,332,447)       (4,688,884)       (3,374,069)
    Class C .....................................      (36,691,357)      (38,628,324)      (81,677,506)     (100,224,044)
    Class R .....................................         (170,452)          562,893        20,580,598        22,534,840
    Advisor Class ...............................       15,813,676        15,411,822       (12,559,860)      308,008,942
                                                   ---------------------------------------------------------------------
 Total capital share transactions ...............     (140,401,369)     (315,920,004)   (1,100,923,981)   (1,640,608,734)
                                                   ---------------------------------------------------------------------
 Redemption fees ................................            4,293             2,423            53,592            49,246
                                                   ---------------------------------------------------------------------
       Net increase (decrease) in net assets ....     (220,003,452)       33,607,326      (958,669,863)      461,483,829
Net assets (there is no undistributed net
  investment income at beginning or end of year):
  Beginning of year .............................    1,307,503,329     1,273,896,003     8,186,215,254     7,724,731,425
                                                   ---------------------------------------------------------------------
  End of year ...................................  $ 1,087,499,877   $ 1,307,503,329   $ 7,227,545,391   $ 8,186,215,254
                                                   =====================================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 87

Franklin Strategic Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twelve separate funds. All funds included in this report (the Funds) are diversified, except the Franklin Flex Cap Growth Fund, which is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Franklin Small Cap Growth Fund II was closed to new investors effective July 9, 2002.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


88 | Annual Report

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Repurchase agreements are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Certain funds may also enter into joint repurchase agreements whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. All repurchase agreements held by the Funds at year end had been entered into on April 30, 2007. Repurchase agreements are valued at cost.

D. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.


                                                              Annual Report | 89

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. SECURITIES LENDING

The Funds may loan securities to certain brokers through a securities lending agent for which they receive initial cash and securities collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in short-term instruments as noted in the Statements of Investments. The funds receive interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The funds bear the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the funds in the case of default of any securities borrower.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


90 | Annual Report

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 91

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                -------------------------------------------------------
                                        FRANKLIN                    FRANKLIN
                                 AGGRESSIVE GROWTH FUND        FLEX CAP GROWTH FUND
                                -------------------------------------------------------
                                  SHARES        AMOUNT        SHARES          AMOUNT
                                -------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2007
 Shares sold .................   1,439,647   $ 25,226,865     8,485,071   $ 352,610,680
 Shares issued in reinvestment
  of distributions ...........          --             --        49,920       2,157,532
 Shares redeemed .............  (1,970,580)   (34,389,533)  (13,503,990)   (567,959,385)
                                -------------------------------------------------------
 Net increase (decrease) .....    (530,933)  $ (9,162,668)   (4,968,999)  $(213,191,173)
                                =======================================================
Year ended April 30, 2006
 Shares sold .................   1,938,786   $ 32,103,821    17,172,117   $ 670,049,863
 Shares redeemed .............  (1,768,839)   (28,262,082)  (11,098,789)   (438,766,233)
                                -------------------------------------------------------
 Net increase (decrease) .....     169,947   $  3,841,739     6,073,328   $ 231,283,630
                                =======================================================
CLASS B SHARES:
Year ended April 30, 2007
 Shares sold .................      73,515   $  1,225,983        91,261   $   3,584,497
 Shares redeemed .............    (300,150)    (5,006,058)     (865,451)    (34,167,156)
                                -------------------------------------------------------
 Net increase (decrease) .....    (226,635)  $ (3,780,075)     (774,190)  $ (30,582,659)
                                =======================================================
Year ended April 30, 2006
 Shares sold .................     100,932   $  1,636,541       275,686   $  10,465,446
 Shares redeemed .............    (310,393)    (4,706,345)     (751,776)    (28,086,733)
                                -------------------------------------------------------
 Net increase (decrease) .....    (209,461)  $ (3,069,804)     (476,090)  $ (17,621,287)
                                =======================================================
CLASS C SHARES:
Year ended April 30, 2007
 Shares sold .................     556,467   $  9,330,339     1,233,577   $  48,625,278
 Shares redeemed .............    (548,163)    (9,051,130)   (2,162,839)    (85,433,482)
                                -------------------------------------------------------
 Net increase (decrease) .....       8,304   $    279,209      (929,262)  $ (36,808,204)
                                =======================================================
Year ended April 30, 2006
 Shares sold .................     386,316   $  6,242,267     2,690,646   $ 100,933,769
 Shares redeemed .............    (508,287)    (7,804,824)   (1,852,778)    (69,453,095)
                                -------------------------------------------------------
 Net increase (decrease) .....    (121,971)  $ (1,562,557)      837,868   $  31,480,674
                                =======================================================
CLASS R SHARES:
Year ended April 30, 2007
 Shares sold .................     234,993   $  4,037,779       410,766   $  16,932,262
 Shares issued in reinvestment
  of distributions ...........          --             --           743          31,742
 Shares redeemed .............    (115,853)    (2,021,085)     (758,468)    (31,420,931)
                                -------------------------------------------------------
 Net increase (decrease) .....     119,140   $  2,016,694      (346,959)  $ (14,456,927)
                                =======================================================
Year ended April 30, 2006
 Shares sold .................     118,991   $  1,953,202       769,708   $  29,699,435
 Shares redeemed .............     (63,311)    (1,030,310)     (573,698)    (22,640,313)
                                -------------------------------------------------------
 Net increase (decrease) .....      55,680   $    922,892       196,010   $   7,059,122
                                =======================================================


92 | Annual Report

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   ------------------------------------------------------------
                                          FRANKLIN                         FRANKLIN
                                    AGGRESSIVE GROWTH FUND            FLEX CAP GROWTH FUND
                                   ------------------------------------------------------------
                                     SHARES        AMOUNT           SHARES           AMOUNT
                                   ------------------------------------------------------------
ADVISOR CLASS SHARES:
Year ended April 30, 2007
 Shares sold .................      2,882,354   $  49,364,281       2,893,712   $   123,038,695
 Shares issued in reinvestment
  of distributions ...........             --              --          15,840           687,926
 Shares redeemed .............       (348,285)     (6,202,691)     (1,269,489)      (55,286,376)
                                   ------------------------------------------------------------
 Net increase (decrease) .....      2,534,069   $  43,161,590       1,640,063   $    68,440,245
                                   ============================================================
Year ended April 30, 2006
 Shares sold .................      1,942,749   $  32,580,594       2,970,779   $   118,604,130
 Shares redeemed .............     (1,649,650)    (27,613,083)        (67,870)       (2,773,004)
                                   ------------------------------------------------------------
 Net increase (decrease) .....        293,099   $   4,967,511       2,902,909   $   115,831,126
                                   ============================================================

                                  -------------------------------------------------------------
                                          FRANKLIN                           FRANKLIN
                                   SMALL CAP GROWTH FUND II         SMALL-MID CAP GROWTH FUND
                                  -------------------------------------------------------------
                                   SHARES          AMOUNT          SHARES                AMOUNT
                                  -------------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2007
 Shares sold .................      6,601,245   $  84,054,237      23,221,061   $   901,953,205
 Shares issued in reinvestment
  of distributions ...........      4,022,258      49,634,667       8,628,896       332,212,487
 Shares redeemed .............    (18,348,107)   (235,400,615)    (58,200,426)   (2,256,744,021)
                                  -------------------------------------------------------------
 Net increase (decrease) .....     (7,724,604)  $(101,711,711)    (26,350,469)  $(1,022,578,329)
                                  =============================================================
Year ended April 30, 2006
 Shares sold .................      9,784,344   $ 122,342,429      33,346,377   $ 1,232,434,700
 Shares issued in reinvestment
  of distributions ...........             --              --         179,810         6,881,342
 Shares redeemed .............    (31,930,047)   (393,276,377)    (83,856,206)   (3,106,870,445)
                                  -------------------------------------------------------------
 Net increase (decrease) .....    (22,145,703)  $(270,933,948)    (50,330,019)  $(1,867,554,403)
                                  =============================================================
CLASS B SHARES:
Year ended April 30, 2007
 Shares sold .................         67,198   $     796,471          38,764   $     1,457,181
 Shares issued in reinvestment
  of distributions ...........        704,083       8,244,812          58,200         2,163,878
 Shares redeemed .............     (2,196,607)    (26,682,808)       (221,805)       (8,309,943)
                                  -------------------------------------------------------------
 Net increase (decrease) .....     (1,425,326)  $ (17,641,525)       (124,841)  $    (4,688,884)
                                  =============================================================
Year ended April 30, 2006
 Shares sold .................         34,472   $     422,616         100,910   $     3,688,056
 Shares redeemed .............     (1,905,363)    (22,755,063)       (197,349)       (7,062,125)
                                  -------------------------------------------------------------
 Net increase (decrease) .....     (1,870,891)  $ (22,332,447)        (96,439)  $    (3,374,069)
                                  =============================================================
CLASS C SHARES:
Year ended April 30, 2007
 Shares sold .................        324,860   $   3,897,185       1,093,536   $    39,872,961
 Shares issued in reinvestment
  of distributions ...........      1,020,013      11,954,555       1,121,575        40,488,859
 Shares redeemed .............     (4,323,598)    (52,543,097)     (4,443,643)     (162,039,326)
                                  -------------------------------------------------------------
 Net increase (decrease) .....     (2,978,725)  $ (36,691,357)     (2,228,532)  $   (81,677,506)
                                  =============================================================


                                                              Annual Report | 93

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                  -----------------------------------------------------------
                                          FRANKLIN                          FRANKLIN
                                   SMALL CAP GROWTH FUND II        SMALL-MID CAP GROWTH FUND
                                  -----------------------------------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                  -----------------------------------------------------------
CLASS C SHARES: (CONTINUED)
Year ended April 30, 2006
 Shares sold .................        397,650   $   4,745,136       1,384,453   $  48,881,333
 Shares redeemed .............     (3,613,785)    (43,373,460)     (4,281,748)   (149,105,377)
                                  -----------------------------------------------------------
 Net increase (decrease) .....     (3,216,135)  $ (38,628,324)     (2,897,295)  $(100,224,044)
                                  ===========================================================
CLASS R SHARES:
Year ended April 30, 2007
 Shares sold .................        155,318   $   1,957,827       1,479,310   $  56,718,701
 Shares issued in reinvestment
  of distributions ...........         48,590         591,340         216,659       8,230,890
 Shares redeemed .............       (216,160)     (2,719,619)     (1,154,391)    (44,368,993)
                                  -----------------------------------------------------------
 Net increase (decrease) .....        (12,252)  $    (170,452)        541,578   $  20,580,598
                                  ===========================================================
Year ended April 30, 2006
 Shares sold .................        108,115   $   1,365,015       1,358,151   $  49,581,778
 Shares issued in reinvestment
  of distributions ...........             --              --           1,277          48,392
 Shares redeemed .............        (64,636)       (802,122)       (754,871)    (27,095,330)
                                  -----------------------------------------------------------
 Net increase (decrease) .....         43,479   $     562,893         604,557   $  22,534,840
                                  ===========================================================
ADVISOR CLASS SHARES:
Year ended April 30, 2007
 Shares sold .................      4,241,617   $  55,466,570       7,266,710   $ 286,200,648
 Shares issued in reinvestment
  of distributions ...........      2,227,334      28,086,677         942,970      36,860,696
 Shares redeemed .............     (5,147,534)    (67,739,571)     (8,592,362)   (335,621,204)
                                  -----------------------------------------------------------
 Net increase (decrease) .....      1,321,417   $  15,813,676        (382,682)  $ (12,559,860)
                                  ===========================================================
Year ended April 30, 2006
 Shares sold .................      4,863,208   $  60,972,247      14,278,979   $ 527,317,204
 Shares issued in reinvestment
  of distributions ...........             --              --          42,059       1,628,949
 Shares redeemed .............     (3,573,788)    (45,560,425)     (5,871,385)   (220,937,211)
                                  -----------------------------------------------------------
 Net increase (decrease) .....      1,289,420   $  15,411,822       8,449,653   $ 308,008,942
                                  ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


94 | Annual Report

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund pay an investment management fee to Advisers based on the average daily net assets of each of the funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.625%         Up to and including $100 million
        0.500%         Over $100 million, up to and including $250 million
        0.450%         Over $250 million, up to and including $10 billion
        0.440%         Over $10 billion, up to and including $12.5 billion
        0.420%         Over $12.5 billion, up to and including $15 billion
        0.400%         In excess of $15 billion

The Franklin Aggressive Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.500%         Up to and including $500 million
        0.400%         Over $500 million, up to and including $1 billion
        0.350%         Over $1 billion, up to and including $1.5 billion
        0.300%         Over $1.5 billion, up to and including $6.5 billion
        0.275%         Over $6.5 billion, up to and including $11.5 billion
        0.250%         Over $11.5 billion, up to and including $16.5 billion
        0.240%         Over $16.5 billion, up to and including $19 billion
        0.230%         Over $19 billion, up to and including $21.5 billion
        0.220%         In excess of $21.5 billion

The Franklin Small Cap Growth Fund II pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.550%         Up to and including $500 million
        0.450%         Over $500 million, up to and including $1 billion
        0.400%         Over $1 billion, up to and including $1.5 billion
        0.350%         Over $1.5 billion, up to and including $6.5 billion
        0.325%         Over $6.5 billion, up to and including $11.5 billion
        0.300%         Over $11.5 billion, up to and including $16.5 billion
        0.290%         Over $16.5 billion, up to and including $19 billion
        0.280%         Over $19 billion, up to and including $21.5 billion
        0.270%         In excess of $21.5 billion

B. ADMINISTRATIVE FEES

The Franklin Aggressive Growth Fund and the Franklin Small Cap Growth Fund II pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds.


                                                              Annual Report | 95

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES (CONTINUED)

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                         -------------------------------------------------------
                          FRANKLIN     FRANKLIN     FRANKLIN         FRANKLIN
                          AGGRESSIVE   FLEX CAP     SMALL CAP      SMALL-MID CAP
                         GROWTH FUND  GROWTH FUND  GROWTH FUND II   GROWTH FUND
                         -------------------------------------------------------
Reimbursement Plans:
Class A ............        0.35%        0.25%          --             0.25%

Compensation Plans:
Class A ............          --           --         0.35%              --
Class B ............        1.00%        1.00%        1.00%            1.00%
Class C ............        1.00%        1.00%        1.00%            1.00%
Class R ............        0.50%        0.50%        0.50%            0.50%

For Class A, the Franklin Small Cap Growth Fund II pays Distributors up to 0.35% when the fund is open to new investors and up to 0.25% when the fund is closed to new investors.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                              ------------------------------------------------------------------
                                               FRANKLIN          FRANKLIN          FRANKLIN          FRANKLIN
                                              AGGRESSIVE         FLEX CAP          SMALL CAP       SMALL-MID CAP
                                              GROWTH FUND       GROWTH FUND     GROWTH FUND II      GROWTH FUND
                                              ------------------------------------------------------------------
Sales charges retained net of commissions
  paid to unaffiliated broker/dealers ...       $55,519          $847,300           $18,165          $355,497
Contingent deferred sales charges
  retained ..............................       $28,869          $191,891           $95,751           $98,619


96 | Annual Report

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                        ------------------------------------------------------------------
                         FRANKLIN          FRANKLIN          FRANKLIN          FRANKLIN
                        AGGRESSIVE         FLEX CAP          SMALL CAP       SMALL-MID CAP
                        GROWTH FUND       GROWTH FUND     GROWTH FUND II      GROWTH FUND
                        ------------------------------------------------------------------
Transfer agent fees..     $488,941        $3,685,890        $1,231,703        $9,672,352

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2007, the capital loss carryforwards were as follows:

                                                    ----------------------------
                                                      FRANKLIN       FRANKLIN
                                                     AGGRESSIVE      FLEX CAP
                                                     GROWTH FUND    GROWTH FUND
                                                    ----------------------------
Capital loss carryforwards expiring in:
2010 .............................................   $ 97,952,500   $         --
2011 .............................................     47,112,100     35,901,783
                                                     ---------------------------
                                                     $145,064,600   $ 35,901,783
                                                     ===========================

During the year ended April 30, 2007, the Franklin Aggressive Growth Fund and the Franklin Flex Cap Growth Fund utilized $6,415,377 and $156,546,275, respectively, of capital loss carryforwards.

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Franklin Flex Cap Growth Fund deferred realized currency losses of $15,320.


                                                              Annual Report | 97

Franklin Strategic Series

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                              --------------------------------------------------------
                                  FRANKLIN FLEX CAP            FRANKLIN SMALL CAP
                                     GROWTH FUND                 GROWTH FUND II
                              --------------------------------------------------------
                                 2007           2006           2007           2006
                              --------------------------------------------------------
 Distributions paid from:
  Ordinary income .......     $3,312,040   $         --   $ 11,202,529   $         --
  Long term capital gain              --             --     97,072,913             --
                              -------------------------------------------------------
                              $3,312,040   $         --   $108,275,442   $         --
                              =======================================================

                            ---------------------------
                              FRANKLIN SMALL-MIDCAP
                                     GROWTH FUND
                            ---------------------------
                                 2007           2006
                            ---------------------------
Distributions paid from:
  Ordinary income .......   $         --    $10,419,060
  Long term capital gain     506,129,209             --
                            ---------------------------
                            $506,129,209    $10,419,060
                            ===========================

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                         ----------------------------------
                                                            FRANKLIN           FRANKLIN
                                                           AGGRESSIVE          FLEX CAP
                                                           GROWTH FUND        GROWTH FUND
                                                         ----------------------------------
Cost of investments ..................................   $   202,472,142    $ 2,131,251,143
                                                         ==================================

Unrealized appreciation ..............................   $    46,805,552    $   759,907,184
Unrealized depreciation ..............................        (2,959,393)       (15,531,948)
                                                         ----------------------------------
Net unrealized appreciation (depreciation) ...........   $    43,846,159    $   744,375,236
                                                         ==================================

Distributable earnings - undistributed ordinary income   $            --    $     1,262,749
                                                         ==================================


                                                         ----------------------------------
                                                            FRANKLIN           FRANKLIN
                                                            SMALL CAP        SMALL-MID CAP
                                                         GROWTH FUND II       GROWTH FUND
                                                         ----------------------------------
Cost of investments ..................................   $   833,324,606    $ 5,381,638,975
                                                         ==================================

Unrealized appreciation ..............................   $   300,658,524    $ 1,996,607,094
Unrealized depreciation ..............................       (51,507,806)       (71,978,972)
                                                         ----------------------------------
Net unrealized appreciation (depreciation) ...........   $   249,150,718    $ 1,924,628,122
                                                         ==================================

Undistributed ordinary income ........................   $     5,709,255    $    41,352,065
Undistributed long term capital gains ................        50,107,806        533,389,198
                                                         ----------------------------------
Distributable earnings ...............................   $    55,817,061    $   574,741,263
                                                         ==================================


98 | Annual Report

Franklin Strategic Series

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2007, were as follows:

               ---------------------------------------------------------------------
                  FRANKLIN          FRANKLIN          FRANKLIN          FRANKLIN
                 AGGRESSIVE         FLEX CAP          SMALL CAP       SMALL-MID CAP
                 GROWTH FUND       GROWTH FUND     GROWTH FUND II      GROWTH FUND
               ---------------------------------------------------------------------
Purchases ..   $   425,773,308   $ 1,713,824,031   $   577,309,984   $ 3,770,399,910
Sales ......   $   384,794,426   $ 1,888,797,711   $   847,696,058   $ 5,260,871,942

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Funds may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.


                                                              Annual Report | 99

Franklin Strategic Series

8. RESTRICTED SECURITIES (CONTINUED)

At April 30, 2007, the Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------
                                                                    ACQUISITION
SHARES       ISSUER                                                     DATE           COST          VALUE
------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
     374,806 Dilithium Networks Inc., depository receipt, D,
              pfd., 144A, PIPES ..................................     7/13/06     $   873,300   $   873,298
      88,400 Force Protection Inc., 144A, PIPES ..................    12/19/06       1,038,700     1,587,377
                                                                                                 -----------
                 TOTAL RESTRICTED SECURITIES (1.00% of Net Assets) ...........................   $ 2,460,675
                                                                                                 ===========
FRANKLIN FLEX CAP GROWTH FUND
     145,772 Anda Networds, cvt. pfd., D .........................     3/24/00     $ 2,000,000   $    65,131
   2,227,171 Fibrogen Inc., cvt. pfd., E .........................     5/19/00       9,999,998    13,385,298
     772,727 Masimo Corp., cvt. pfd., F ..........................     5/15/00       8,499,997    17,687,721
                                                                                                 -----------
                 TOTAL RESTRICTED SECURITIES (1.09% of Net Assets) ...........................   $31,138,150
                                                                                                 ===========
FRANKLIN SMALL CAP GROWTH FUND II
     601,000 Force Protection Inc., 144A, PIPES ..................    12/19/06     $ 7,061,750   $10,792,007
                                                                                                 -----------
                 TOTAL RESTRICTED SECURITIES (0.99% of Net Assets) ...........................   $10,792,007
                                                                                                 ===========
FRANKLIN SMALL-MID CAP GROWTH FUND
     364,431 Anda Networks, cvt. pfd., D .........................     3/24/00     $ 5,000,000   $   162,828
   4,316,100 Force Protection Inc., 144A, PIPES ..................    12/19/06      50,714,175    77,503,129
   1,792,573 Foveon Inc., cvt. pfd., D, 144A .....................     4/08/02      13,999,995     2,591,164
   2,597,593 Foveon Inc., cvt. pfd., E, 144A .....................     5/31/05       2,635,024     5,270,049
     682,128 Mirapoint Inc., 144A ................................     9/09/99       4,999,998            --
     301,660 Mirapoint Inc., pfd. ................................     7/07/05         561,391       304,677
                                                                                                 -----------
                 TOTAL RESTRICTED SECURITIES (1.19% of Net Assets) ...........................   $85,831,847
                                                                                                 ===========

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund for the year ended April 30, 2007 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER                              NUMBER
                                           OF SHARES                           OF SHARES
                                            HELD AT                             HELD AT                                  REALIZED
                                           BEGINNING     GROSS       GROSS       END OF      VALUE AT     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR    ADDITIONS   REDUCTIONS     YEAR     END OF YEAR      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
Allscripts Healthcare Solutions Inc. ....   2,169,700   1,090,200          --   3,259,900  $ 86,224,355  $         --  $         --
American Medical Systems Holdings Inc. ..   1,162,300   2,527,600          --   3,689,900    65,421,927            --            --
Force Protection Inc., 144A, PIPES ......          --   4,316,100          --   4,316,100    77,503,129            --            --
Microsemi Corp. .........................   3,002,600   2,581,500     304,300   5,279,800   122,016,178            --    (2,190,882)
Tektronix Inc. ..........................   4,660,300     175,400   2,621,402   2,214,298             a     1,051,170   (10,923,522)
Wolverine World Wide Inc. ...............   2,081,200     815,710      72,700   2,824,210    80,715,922       893,236       356,237
                                                                                           ----------------------------------------
TOTAL AFFILIATED SECURITIES
  (5.98% of Net Assets)                                                                    $431,881,511  $  1,944,406  $(12,758,167)
                                                                                           ========================================

a     As of April 30, 2007, no longer an affiliate.


100 | Annual Report

Franklin Strategic Series

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006 and is recorded as other income.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be


                                                             Annual Report | 101

Franklin Strategic Series

11. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi annual reporting period in 2007. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


102 | Annual Report

Franklin Strategic Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Aggressive Growth Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund II and Franklin Small-Mid Cap Growth Fund (each a fund of Franklin Strategic Series, hereafter referred to as the "Funds") at April 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007


                                                             Annual Report | 103

Franklin Strategic Series

                          TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended April 30, 2007:

                  -----------------------------------------
                     FRANKLIN                    FRANKLIN
                    SMALL CAP                 SMALL-MID CAP
                  GROWTH FUND II               GROWTH FUND
                  -----------------------------------------
                  $112,483,482                $630,547,522

Under Section 871(k)(2)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as short term capital gain for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007:

                  -----------------------------------------
                     FRANKLIN                    FRANKLIN
                    SMALL CAP                 SMALL-MID CAP
                  GROWTH FUND II               GROWTH FUND
                  -----------------------------------------
                   $26,489,804                 $68,576,512

Under Section 854(b)(2) of the Code, the Franklin Flex Cap Growth Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2007.

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2007:

                 ------------------------------------------------
                   FRANKLIN         FRANKLIN          FRANKLIN
                   FLEX CAP         SMALL CAP       SMALL-MID CAP
                  GROWTH FUND    GROWTH FUND II      GROWTH FUND
                 ------------------------------------------------
                 $20,968,525         $3,619,555      $37,265,774

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Franklin Flex Cap Growth Fund designates the maximum amount allowable but no less than $175,973 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.


104 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals:
To approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Franklin Aggressive Growth Fund's, Franklin Flex Cap Growth Fund's, Franklin Small-Mid Cap Growth Fund's and Franklin Small Cap Growth Fund II's (each, a "Fund") fundamental investment restrictions (including several Sub-Proposals); and to approve the elimination of certain of the Funds' fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank
W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

------------------------------------------------------------------------------------------------------------
                                                   % OF         % OF                      % OF       % OF
                                               OUTSTANDING      VOTED                 OUTSTANDING    VOTED
NAME                               FOR            SHARES       SHARES      WITHHELD      SHARES      SHARES
------------------------------------------------------------------------------------------------------------
Harris J. Ashton .........   311,655,371.661     52.373%      97.344%   8,502,668.357    1.429%      2.656%
Robert F. Carlson ........   311,914,977.335     52.417%      97.425%   8,243,062.683    1.385%      2.575%
Sam L. Ginn ..............   311,750,285.407     52.389%      97.374%   8,407,754.611    1.413%      2.626%
Edith E. Holiday .........   312,038,503.426     52.438%      97.464%   8,119,536.592    1.364%      2.536%
Frank W. T. LaHaye .......   310,972,009.594     52.259%      97.131%   9,186,030.424    1.543%      2.869%
Frank A. Olson ...........   311,666,078.380     52.375%      97.348%   8,491,961,638    1.427%      2.652%
Larry D. Thompson ........   312,335,632.313     52.488%      97.557%   7,822,407.705    1.314%      2.443%
John B. Wilson ...........   312,463,241.020     52.509%      97.597%   7,694,798.998    1.293%      2.403%
Charles B. Johnson .......   311,564,717.060     52.358%      97.316%   8,593,322.958    1.444%      2.684%
Rupert H. Johnson Jr. ....   312,415,045.475     52.501%      97.582%   7,742,994.543    1.301%      2.418%

                                                             Annual Report | 105

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      6,709,596.705       49.954%       80.685%
Against ....................         73,214.847        0.545%        0.880%
Abstain ....................        268,323.450        1.997%        3.227%
Broker Non-votes ...........      1,264,659.000        9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................      8,315,794.002       61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,895,508.857      44.175%       71.864%
Against ....................         484,181.454       0.716%        1.164%
Abstain ....................       1,243,651.165       1.838%        2.989%
Broker Non-votes ...........       9,976,601.000      14.742%       23.983%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      58,158,298.033      31.026%       72.651%
Against ....................       3,323,890.602       1.773%        4.153%
Abstain ....................       1,684,061.157       0.899%        2.103%
Broker Non-votes ...........      16,884,905.000       9.007%       21.093%
----------------------------------------------------------------------------
TOTAL ......................      80,051,154.792      42.705%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      31,235,779.017      35.066%       67.544%
Against ....................         833,084.178       0.936%        1.802%
Abstain ....................       1,955,926.035       2.196%        4.229%
Broker Non-votes ...........      12,220,027.000      13.718%       26.425%
----------------------------------------------------------------------------
TOTAL ......................      46,244,816.230      51.916%      100.000%


106 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      6,616,145.560       49.258%       79.561%
Against ....................        168,277.390        1.253%        2.024%
Abstain ....................        266,712.052        1.985%        3.207%
Broker Non-votes ...........      1,264,659.000        9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................      8,315,794.002       61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,500,247.609      43.591%       70.914%
Against ....................         800,683.417       1.183%        1.925%
Abstain ....................       1,322,410.450       1.955%        3.179%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      67,557,061.437      36.040%       72.817%
Against ....................       3,662,166.294       1.954%        3.947%
Abstain ....................       6,540,334.113       3.489%        7.050%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,136,116.352      36.077%       67.725%
Against ....................       1,918,744.938       2.154%        4.043%
Abstain ....................       1,529,762.823       1.718%        3.224%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


                                                             Annual Report | 107

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,635,728.742      43.792%       71.240%
Against ....................         657,259.359       0.971%        1.580%
Abstain ....................       1,330,353.375       1.966%        3.198%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      68,169,464.872      36.367%       73.477%
Against ....................       3,059,131.640       1.632%        3.297%
Abstain ....................       6,530,965.332       3.484%        7.040%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      6,630,254.472       49.363%       79.731%
Against ....................        153,131.079        1.140%        1.841%
Abstain ....................        267,749.451        1.993%        3.220%
Broker Non-votes ...........      1,264,659.000        9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................      8,315,794.002       61.912%      100.000%


108 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,567,776.785      43.691%       71.076%
Against ....................         751,940.455       1.111%        1.808%
Abstain ....................       1,303,624.236       1.927%        3.133%
Broker Non-votes ...........       9,976,601.000      14.742%       23.983%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      67,932,031.702      36.240%       73.221%
Against ....................       3,302,167.517       1.762%        3.559%
Abstain ....................       6,525,362.625       3.481%        7.034%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,195,616.994      36.144%       67.850%
Against ....................       1,913,122.448       2.148%        4.032%
Abstain ....................       1,475,884.671       1.657%        3.110%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


                                                             Annual Report | 109

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      6,647,702.208       49.493%       79.941%
Against ....................        136,515.998        1.016%        1.641%
Abstain ....................        266,916.796        1.987%        3.210%
Broker Non-votes ...........      1,264,659.000        9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................      8,315,794.002       61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,622,376.934      43.772%       71.208%
Against ....................         688,993.433       1.018%        1.656%
Abstain ....................       1,311,971.109       1.939%        3.154%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      66,139,259.424      35.284%       71.289%
Against ....................       5,128,416.890       2.736%        5.527%
Abstain ....................       6,491,885.530       3.463%        6.998%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,933,753.215      36.973%       69.405%
Against ....................       1,106,282.170       1.242%        2.332%
Abstain ....................       1,544,588.728       1.734%        3.255%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


110 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................       6,652,149.628      49.526%       79.994%
Against ....................         134,864.472       1.004%        1.622%
Abstain ....................         264,120.902       1.966%        3.176%
Broker Non-votes ...........       1,264,659.000       9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................       8,315,794.002      61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,572,149.919      43.698%       71.087%
Against ....................         749,478.046       1.107%        1.802%
Abstain ....................       1,301,713.511       1.924%        3.129%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      65,633,825.325      35.014%       70.744%
Against ....................       5,592,217.220       2.983%        6.028%
Abstain ....................       5,533,519.299       3.486%        7.042%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,241,539.156      36.196%       67.947%
Against ....................       1,864,199.819       2.092%        3.928%
Abstain ....................       1,478,885.138       1.661%        3.117%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


                                                             Annual Report | 111

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................       6,654,369.133      49.542%       80.021%
Against ....................         134,880.473       1.005%        1.622%
Abstain ....................         261,885.396       1.949%        3.149%
Broker Non-votes ...........       1,264,659.000       9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................       8,315,794.002      61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,606,468.462      43.748%       71.169%
Against ....................         678,736.086       1.003%        1.632%
Abstain ....................       1,338,136.928       1.978%        3.216%
Broker Non-votes ...........       9,976,601.000      14.742%       23.983%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      68,322,632.070      36.448%       73.642%
Against ....................       2,837,591.738       1.514%        3.059%
Abstain ....................       6,599,338.036       3.521%        7.113%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,333,455.307      36.299%       68.140%
Against ....................       1,752,466.064       1.967%        3.694%
Abstain ....................       1,498,702.742       1.683%        3.158%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


112 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,628,646.117      43.781%       71.223%
Against ....................         675,542.293       0.998%        1.624%
Abstain ....................       1,319,153.066       1.950%        3.171%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      68,333,729.613      36.454%       73.654%
Against ....................       2,839,133.393       1.515%        3.060%
Abstain ....................       6,586,698.838       3.514%        7.100%
Broker Non-votes ...........      15,016,989.000       8.011%       16.187%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      32,350,076.708      36.317%       68.175%
Against ....................       1,701,236.581       1.910%        3.586%
Abstain ....................       1,533,310.824       1.722%        3.231%
Broker Non-votes ...........      11,866,598.000      14.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


                                                             Annual Report | 113

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN AGGRESSIVE                                OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................       6,663,962.678      49.614%       80.136%
Against ....................         121,219.157       0.902%        1.458%
Abstain ....................         265,953.167       1.980%        3.198%
Broker Non-votes ...........       1,264,659.000       9.416%       15.208%
----------------------------------------------------------------------------
TOTAL ......................       8,315,794.002      61.912%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      69,366,633.426      37.005%       74.767%
Against ....................       1,972,084.310       1.052%        2.126%
Abstain ....................       6,420,844.108       3.426%        6.920%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL CAP                                 OUTSTANDING      VOTED
GROWTH FUND II                     SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      33,017,998.917      37.067%       69.583%
Against ....................       1,010,611.124       1.135%        2.130%
Abstain ....................       1,556,014.072       1.747%        3.279%
Broker Non-votes ...........      11,866,598.000      13.322%       25.008%
----------------------------------------------------------------------------
TOTAL ......................      47,451,222.113      53.271%      100.000%


114 | Annual Report

Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND
FRANKLIN FLEX CAP GROWTH FUND
FRANKLIN SMALL-MID CAP GROWTH FUND
FRANKLIN SMALL CAP GROWTH FUND II

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN FLEX CAP                                  OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      29,543,961.696      43.656%       71.019%
Against ....................         786,033.702       1.161%        1.890%
Abstain ....................       1,293,346.078       1.912%        3.109%
Broker Non-votes ...........       9,976,601.000      14.742%       23.982%
----------------------------------------------------------------------------
TOTAL ......................      41,599,942.476      61.471%      100.000%

----------------------------------------------------------------------------
                                                      % OF          % OF
FRANKLIN SMALL-MID CAP                             OUTSTANDING      VOTED
GROWTH FUND                        SHARES VOTED       SHARES        SHARES
----------------------------------------------------------------------------
For ........................      67,700,891.106      36.117%       72.972%
Against ....................       3,400,599.694       1.814%        3.665%
Abstain ....................       6,658,071.044       3.552%        7.177%
Broker Non-votes ...........      15,016,989.000       8.011%       16.186%
----------------------------------------------------------------------------
TOTAL ......................      92,776,550.844      49.494%      100.000%


                                                             Annual Report | 115

Franklin Strategic Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION         TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee          Since 1991       139                         Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                         company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee          Since April      120                         None
One Franklin Parkway                            2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)             Trustee          Since April      120                         Director, Chevron Corporation (global
One Franklin Parkway                            2007                                         energy company) and ICO Global
San Mateo, CA 94403-1906                                                                     Communications (Holdings) Limited
                                                                                             (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY,Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee          Since 1998       139                         Director, Hess Corporation (formerly,
One Franklin Parkway                                                                         Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                     and refining of oil and gas),
                                                                                             H.J. Heinz Company (processed foods
                                                                                             and allied products), RTI
                                                                                             International Metals, Inc.
                                                                                             (manufacture and distribution
                                                                                             of titanium), Canadian National
                                                                                             Railway (railroad) and White
                                                                                             Mountains Insurance Group, Ltd.
                                                                                             (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


116 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION      TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee       Since 1991         120                        Director, Center for Creative Land
One Franklin Parkway                                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee       Since April 2007   139                        Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                   and refining of oil and gas) and
                                                                                           Sentient Jet (private jet service);
                                                                                           and FORMERLY, Director, Becton Dickinson
                                                                                           and Company (medical technology),
                                                                                           Cooper Industries, Inc. (electrical
                                                                                           products and tools and hardware),
                                                                                           Health Net, Inc. (formerly, Foundation
                                                                                           Health) (integrated managed care),
                                                                                           The Hertz Corporation (car rental),
                                                                                           Pacific Southwest Airlines, The RCA
                                                                                           Corporation, Unicom (formerly,
                                                                                           Commonwealth Edison), UAL
                                                                                           Corporation (airlines) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)       Trustee       Since April 2007   140                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)          Trustee       Since 2006         120                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice
President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company
(1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 117

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and   Trustee since     139                      None
One Franklin Parkway              Chairman of   1991 and
San Mateo, CA 94403-1906          the Board     Chairman of the
                                                Board since 1993
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,      Trustee since     55                       None
One Franklin Parkway              President     1991 and
San Mateo, CA 94403-1906          and Chief     President and
                                  Executive     Chief Executive
                                  Officer       Officer -
                                  - Investment  Investment
                                  Management    Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief         Chief Compliance  Not Applicable           Not Applicable
One Franklin Parkway              Compliance    Officer since 2004
San Mateo, CA 94403-1906          Officer and   and Vice
                                  Vice          President - AML
                                  President     Compliance since
                                  - AML         2006
                                  Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer     Since 2004        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


118 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED     BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice   Since 2002      Not Applicable               Not Applicable
500 East Broward Blvd.           President
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice          Since 2000      Not Applicable               Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice          Since 2000      Not Applicable               Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD B. JAMIESON (1948)        Vice          Since 2000      Not Applicable               Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY (1962)   Vice          Since 2000      Not Applicable               Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 119

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President  Since 2006        Not Applicable           Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since 2005        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004        Not Applicable           Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to April 30, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


120 | Annual Report

Franklin Strategic Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy


                                                             Annual Report | 121

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed its investment performance or that of its Class A shares for those having multiple share classes, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2007, and previous periods ended that date of up to 10 years depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN AGGRESSIVE GROWTH FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed the Fund's total return for the one-year period to be in the next to lowest quintile of its performance universe, but on an annualized basis to be in the next to highest quintile of such universe during each of the previous three- and five-year periods. The Fund has not been in operation for a full ten-year period. The Board found such performance to be acceptable.


122 | Annual Report

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN FLEX CAP GROWTH FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report showed the Fund's total return to be in the second-lowest quintile of such performance universe for the one-year period. Such report also showed the Fund's total return on an annualized basis to be in the middle quintile of the performance universe during the previous three-year period, and in the second-highest quintile of such universe during each of the previous five- and ten-year periods. The Board was satisfied with such performance noting the Fund's focus on higher quality companies.

FRANKLIN SMALL-MID CAP GROWTH FUND - The performance universe for this Fund consisted of all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper report comparison for the Fund showed its total return during the one-year period was in the middle quintile of such performance universe, and on an annualized basis was in the middle quintile of such universe during each of the previous three-, five- and ten-year periods. The Board found such performance to be acceptable.

FRANKLIN SMALL CAP GROWTH FUND II - The performance universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper report comparison for the Fund showed its total return to be in the middle quintile of such performance universe during the one-year period and to also be in the middle quintile of such universe for the previous three- and five-year periods on an annualized basis. The Fund's operations cover a five-year period. The Board found such performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report for each Fund. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares for those Funds with multiple share classes. The results of such expense comparisons showed the contractual investment management fee rates and actual total expenses for each of Franklin Aggressive Growth Fund, Franklin Flex Cap Growth Fund and Franklin Small-Mid Cap Growth Fund were in the least expensive quintile of their respective Lipper expense groups. The contractual investment management fee rate and actual total expenses for Franklin Small Cap Growth Fund II were in the second least expensive quintile of its Lipper expense group. The Board was satisfied with the contractual management fees and total expenses of each Fund in comparison to its expense group as shown in the Lipper reports.

                                                             Annual Report | 123

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board noted that economies of scale were shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment management agreements for all of the Funds contains breakpoints that continued to asset levels that


124 | Annual Report

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

exceeded their asset size at December 31, 2006. In view of such structure and the favorable fee and expense comparisons of these Funds within their respective expense groups, the Board believed that to the extent economies of scale may be realized by the manager of these Funds and its affiliates, that there was a sharing of benefits with each of these Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                             Annual Report | 125

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income
Fund

STATE-SPECIFIC

Alabama                                Michigan 7
Arizona                                Minnesota 7
California 8                           Missouri
Colorado                               New Jersey
Connecticut                            New York 8
Florida 8                              North Carolina
Georgia                                Ohio 7
Kentucky                               Oregon
Louisiana                              Pennsylvania
Maryland                               Tennessee
Massachusetts 7                        Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07

                                                   Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON    One Franklin Parkway
   INVESTMENTS        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FSS1 A2007 06/07







                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                         APRIL 30, 2007
--------------------------------------------------------------------------------

                                                Franklin Biotechnology
                                                Discovery Fund

                                                Franklin Global
                                                Communications Fund

                                                Franklin Global Health Care Fund

                                                Franklin Natural Resources Fund

                                                Franklin Technology Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER                  SECTOR
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
            FRANKLIN STRATEGIC SERIES
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ......................................................      1

ANNUAL REPORT

Economic and Market Overview ............................................      3

Franklin Biotechnology Discovery Fund ...................................      5

Franklin Global Communications Fund .....................................     12

Franklin Global Health Care Fund ........................................     21

Franklin Natural Resources Fund .........................................     29

Franklin Technology Fund ................................................     39

Financial Highlights and Statements of Investments ......................     49

Financial Statements ....................................................     81

Notes to Financial Statements ...........................................     90

Report of Independent Registered Public Accounting Firm .................    105

Tax Designation .........................................................    106

Meeting of Shareholders .................................................    107

Board Members and Officers ..............................................    117

Shareholder Information .................................................    122

--------------------------------------------------------------------------------
Annual Report

Economic and Market Overview

During the 12 months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Although gross domestic product (GDP) grew 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. The economy slowed toward period-end, and GDP grew an estimated annualized 0.6% in first quarter 2007.

The unemployment rate decreased from 4.7% to 4.5%, though overall job growth slowed in the face of rising labor costs. 1 In the latter half of the reporting period, jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned toward period-end, and large purchases, including those for vehicles and homes, dropped substantially. After a welcome drop in energy costs during the latter half of 2006, elevated gasoline prices returned in first quarter 2007 as oil hit a six-month high in response to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 2

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. The Fed raised the federal funds target rate from 4.75% at the beginning of the period to 5.25% in June 2006, where it remained for the rest of the reporting period. In March, the Fed indicated a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                               Annual Report | 3

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the year under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +17.58%, and the broader Standard & Poor's 500 Index (S&P 500) returned +15.23%, while the technology-heavy NASDAQ Composite Index returned +9.51%. 3 Utilities, telecommunications and health care stocks performed particularly well.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF APRIL 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Biotechnology Discovery Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Biotechnology Discovery Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Biotechnology Discovery Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Biotechnology .............................................    76.6%
Other Pharmaceuticals .....................................    12.2%
Medical Specialties .......................................     4.3%
Short-Term Investments & Other Net Assets .................     6.9%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Biotechnology Discovery Fund's annual report for the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Biotechnology Discovery Fund - Class A had a +14.39% cumulative total return for the 12 months under review. The Fund outperformed its narrow benchmark, the NASDAQ Biotechnology Index, which returned +6.03% over the same period. 1 The Fund underperformed its broad benchmark, the

1. Source: Standard & Poor's Micropal. The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery and development of novel treatments or cures for human disease, and which also meet other eligibility requirements. The index is calculated using a modified capitalization-weighted methodology. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 50.


                                                               Annual Report | 5

TOP 10 HOLDINGS
Franklin Biotechnology Discovery Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Celgene Corp.                                                               9.5%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Gilead Sciences Inc.                                                        8.8%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Genzyme Corp.                                                               7.7%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Genentech Inc.                                                              7.0%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                                  5.2%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Biogen Idec Inc.                                                            5.1%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
PDL BioPharma Inc.                                                          3.8%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Sepracor Inc.                                                               2.5%
   OTHER PHARMACEUTICALS
--------------------------------------------------------------------------------
Myriad Genetics Inc.                                                        1.8%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------
Keryx Biopharmaceuticals Inc.                                               1.5%
   BIOTECHNOLOGY
--------------------------------------------------------------------------------

Standard & Poor's 500 Index (S&P 500), which returned +15.23%. 2 For comparison, the NASDAQ Composite Index had a 12-month return of +9.51%. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

The Fund is managed using a bottom-up approach to individual stock selection, with a focus on fundamental analysis and primary research. We look for biotechnology, biopharmaceutical and platform technology companies that possess products with favorable competitive profiles, large market opportunities and strong intellectual property, supported by thoughtful clinical and market development strategies. Our assessment of these products is based on extensive primary research and due diligence and includes, but is not limited to, a thorough review of medical literature, consultation of community and academic physicians, and attendance at scientific meetings and symposia. Additionally, we favor companies with excellent management, strong financial characteristics and attractive valuations.

MANAGER'S DISCUSSION

Among the significant contributors to the Fund's performance for the year under review were three of our core biotechnology industry holdings: MedImmune (sold by period-end), which makes drugs to treat infectious diseases, cancer, and respiratory and inflammatory conditions; Celgene, which develops drugs primarily for cancer and inflammatory diseases; and Gilead Sciences, whose specialties include HIV/AIDS therapies and hepatitis drugs.

Elsewhere, the Fund benefited from holdings in the medical specialties and other pharmaceuticals industries. Most of the Fund's gains within the medical specialties industry stemmed from our investment in Advanced Magnetics, which makes organ-specific diagnostic contrast agents that provide clearer images during magnetic resonance imaging (MRI) tests used to detect tumors and other abnormalities. The Fund's position in other pharmaceuticals was aided primarily by Sepracor, which focuses its drug development efforts on respiratory and central nervous system disorders.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

3. Source: Standard & Poor's Micropal. The NASDAQ Composite Index measures all domestic and international based common type stocks listed on The NASDAQ Composite Stock Market. The index is market value weighted and includes more than 3,000 companies.

      The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Annual Report

Despite the Fund's positive performance, there were some detractors from our overall results during the year under review. Biotechnology company Adolor, which develops drugs to alleviate the side effects of some pain management treatments, hurt the Fund's return. Adolor's share price decline stemmed largely from unsatisfactory fall 2006 phase 3 trials of its opioid-induced bowel dysfunction treatment, and from a safety study that later revealed an increased incidence of tumors associated with the drug. The Fund's performance was also negatively affected by Keryx Biopharmaceuticals, which develops treatments for life-threatening illnesses such as cancer and diabetes.

Other significant detractors from performance during the Fund's fiscal year included Neurocrine Biosciences, a development-stage developer of treatments for neurological and endocrine-related diseases such as insomnia, anxiety, depression and pain. Neurocrine's share price was negatively impacted when its insomnia drug, Indiplon, was rejected by the FDA. We sold the shares during the period.

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Evan McCulloch

                        Evan McCulloch, CFA
                        Portfolio Manager
                        Franklin Biotechnology Discovery Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 4/30/07

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FBDIX)                                 CHANGE       4/30/07       4/30/06
------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$8.09        $64.53        $56.44
------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------
CLASS A                                          1-YEAR     5-YEAR     INCEPTION (9/15/97)
------------------------------------------------------------------------------------------
Cumulative Total Return 2                       +14.39%    +51.05%         +164.38%
------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +7.82%     +7.32%           +9.95%
------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $ 10,782   $ 14,236         $ 24,913
------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -8.61%     +2.21%           +8.96%
------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   1.26%
------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (9/15/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Biotechnology                         NASDAQ
   Date           Discovery Fund        S&P 500 7    Biotechnology Index 7
--------------------------------------------------------------------------
 9/15/1997            $ 9,423            $10,000            $10,000
 9/30/1997            $10,019            $10,274            $10,501
10/31/1997            $ 9,668            $ 9,931            $ 9,868
11/30/1997            $ 9,514            $10,390            $ 9,621
12/31/1997            $ 8,774            $10,569            $ 9,305
 1/31/1998            $ 9,121            $10,685            $ 9,273
 2/28/1998            $ 9,665            $11,456            $ 9,668
 3/31/1998            $ 9,514            $12,042            $10,391
 4/30/1998            $10,156            $12,163            $10,157
 5/31/1998            $ 9,843            $11,954            $ 9,802
 6/30/1998            $ 8,932            $12,439            $ 9,738
 7/31/1998            $ 8,592            $12,307            $10,033
 8/31/1998            $ 6,678            $10,530            $ 7,828
 9/30/1998            $ 7,988            $11,204            $ 9,777
10/31/1998            $ 8,660            $12,115            $10,594
11/30/1998            $ 9,189            $12,849            $10,961
12/31/1998            $ 9,715            $13,589            $13,425
 1/31/1999            $10,195            $14,157            $14,798
 2/28/1999            $ 9,365            $13,717            $13,931
 3/31/1999            $ 9,200            $14,265            $15,297
 4/30/1999            $ 8,992            $14,818            $13,955
 5/31/1999            $ 9,061            $14,468            $15,029
 6/30/1999            $ 9,957            $15,271            $15,571
 7/31/1999            $11,053            $14,795            $17,584
 8/31/1999            $12,064            $14,721            $19,290
 9/30/1999            $11,918            $14,318            $18,094
10/31/1999            $12,148            $15,224            $18,401
11/30/1999            $13,728            $15,533            $20,782
12/31/1999            $19,227            $16,448            $27,070
 1/31/2000            $23,031            $15,621            $31,184
 2/29/2000            $35,831            $15,326            $45,321
 3/31/2000            $27,186            $16,824            $33,652
 4/30/2000            $23,270            $16,318            $29,249
 5/31/2000            $22,165            $15,984            $28,431
 6/30/2000            $31,095            $16,379            $37,353
 7/31/2000            $28,981            $16,123            $34,490
 8/31/2000            $34,969            $17,124            $41,841
 9/30/2000            $35,739            $16,220            $40,374
10/31/2000            $32,238            $16,151            $37,089
11/30/2000            $26,578            $14,879            $32,198
12/31/2000            $28,183            $14,952            $33,294
 1/31/2001            $26,091            $15,482            $32,008
 2/28/2001            $23,767            $14,071            $29,543
 3/31/2001            $19,122            $13,180            $23,533
 4/30/2001            $22,307            $14,204            $27,996
 5/31/2001            $23,246            $14,299            $30,321
 6/30/2001            $24,338            $13,951            $31,110
 7/31/2001            $21,006            $13,814            $26,680
 8/31/2001            $21,327            $12,950            $26,955
 9/30/2001            $18,543            $11,904            $22,800
10/31/2001            $20,694            $12,131            $26,515
11/30/2001            $22,060            $13,061            $29,048
12/31/2001            $22,412            $13,176            $27,899
 1/31/2002            $19,782            $12,984            $23,946
 2/28/2002            $18,728            $12,733            $22,875
 3/31/2002            $19,145            $13,212            $23,726
 4/30/2002            $16,493            $12,412            $19,996
 5/31/2002            $15,269            $12,321            $17,803
 6/30/2002            $13,528            $11,443            $15,658
 7/31/2002            $13,424            $10,551            $15,759
 8/31/2002            $12,783            $10,621            $15,021
 9/30/2002            $12,212            $ 9,467            $14,273
10/31/2002            $13,080            $10,300            $15,701
11/30/2002            $14,030            $10,905            $17,127
12/31/2002            $12,891            $10,265            $15,253
 1/31/2003            $12,571            $ 9,997            $14,924
 2/28/2003            $12,435            $ 9,846            $14,717
 3/31/2003            $13,184            $ 9,941            $15,723
 4/30/2003            $14,381            $10,760            $17,625
 5/31/2003            $16,489            $11,327            $20,964
 6/30/2003            $16,107            $11,471            $20,635
 7/31/2003            $17,451            $11,674            $22,495
 8/31/2003            $17,462            $11,901            $22,743
 9/30/2003            $17,366            $11,775            $22,118
10/31/2003            $17,466            $12,441            $21,958
11/30/2003            $17,674            $12,550            $21,346
12/31/2003            $18,505            $13,208            $22,230
 1/31/2004            $19,246            $13,450            $23,783
 2/29/2004            $19,682            $13,637            $23,941
 3/31/2004            $19,937            $13,431            $23,887
 4/30/2004            $20,562            $13,221            $23,999
 5/31/2004            $20,435            $13,402            $23,414
 6/30/2004            $20,080            $13,662            $23,311
 7/31/2004            $18,423            $13,210            $21,094
 8/31/2004            $19,060            $13,263            $21,235
 9/30/2004            $19,856            $13,407            $21,936
10/31/2004            $19,242            $13,612            $21,341
11/30/2004            $19,535            $14,162            $22,080
12/31/2004            $20,717            $14,644            $23,593
 1/31/2005            $19,439            $14,287            $22,265
 2/28/2005            $18,080            $14,588            $21,311
 3/31/2005            $17,454            $14,330            $19,972
 4/30/2005            $17,779            $14,058            $19,854
 5/31/2005            $18,717            $14,505            $20,819
 6/30/2005            $19,497            $14,526            $21,195
 7/31/2005            $21,941            $15,066            $23,730
 8/31/2005            $21,794            $14,928            $23,791
 9/30/2005            $21,825            $15,049            $24,095
10/31/2005            $20,894            $14,798            $23,171
11/30/2005            $21,709            $15,357            $24,043
12/31/2005            $21,867            $15,363            $24,262
 1/31/2006            $23,045            $15,769            $25,284
 2/28/2006            $23,944            $15,812            $26,396
 3/31/2006            $23,377            $16,009            $25,824
 4/30/2006            $21,778            $16,224            $24,368
 5/31/2006            $20,636            $15,757            $23,065
 6/30/2006            $20,408            $15,778            $22,805
 7/31/2006            $19,914            $15,875            $22,490
 8/31/2006            $20,520            $16,253            $23,155
 9/30/2006            $20,740            $16,671            $23,155
10/31/2006            $22,508            $17,214            $25,016
11/30/2006            $23,114            $17,541            $25,243
12/31/2006            $22,968            $17,787            $24,510
 1/31/2007            $23,643            $18,056            $25,115
 2/28/2007            $22,921            $17,704            $24,267
 3/31/2007            $22,666            $17,901            $23,852
 4/30/2007            $24,913            $18,694            $25,838

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                      4/30/07
------------------------------------
1-Year                        +7.82%
------------------------------------
5-Year                        +7.32%
------------------------------------
Since Inception (9/15/97)     +9.95%
------------------------------------

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE BIOTECHNOLOGY SECTOR INVOLVES SPECIAL RISKS SUCH AS PATENT CONSIDERATIONS, PRODUCT LIABILITY, GOVERNMENT REGULATORY REQUIREMENTS AND REGULATORY APPROVAL FOR NEW DRUGS AND MEDICAL PRODUCTS. BIOTECHNOLOGY COMPANIES ARE OFTEN SMALL AND/OR RELATIVELY NEW. SMALLER COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGES IN ECONOMIC CONDITIONS AND HAVE LESS CERTAIN GROWTH PROSPECTS THAN LARGER, MORE ESTABLISHED COMPANIES AND CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery and development of novel treatments or cures for human disease, and which also meet other eligibility requirements. The index is calculated using a modified capitalization-weighted methodology. Prior to 10/1/98, the index's returns are based on price appreciation; after 10/1/98, returns include reinvested dividends.


                                                               Annual Report | 9

Your Fund's Expenses

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                              VALUE 11/1/06        VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
-------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,106.90                $7.21
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,017.95                $6.90
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                              Annual Report | 11

Franklin Global Communications Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Global Communications Fund seeks total return, without undue risk (total return consists of capital appreciation and current dividend and interest income), by investing at least 80% of its net assets in equity securities of companies that are involved in the development, manufacture or sale of communications services and communications equipment.


--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Franklin Global Communications Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Americas                                         77.2%
Asia                                             13.4%
Europe                                            6.4%
Middle East & Africa                              0.5%
Short-Term Investments & Other Net Assets         2.5%

This annual report for Franklin Global Communications Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Global Communications Fund - Class A had a +16.58% cumulative total return for the 12 months under review. The Fund underperformed its narrow benchmark, the Bloomberg World Communications Index, which returned +20.16%, but outperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 1 The Fund performed comparably to the Lipper Telecommunications Funds Classification Average's +17.19% return for the same 12-month period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.


INVESTMENT STRATEGY

We use a fundamental, research-driven approach, focusing primarily on individual securities to choose companies we believe are positioned to grow earnings and cash flow at a faster pace than is implied by the security's current valuation.

1. Source: Standard & Poor's Micropal. The Bloomberg World Communications Index is a market capitalization-weighted index designed to measure equity performance of the communications sector of the Bloomberg World Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Lipper Inc. The Lipper Telecommunications Funds Classification Average is calculated by averaging the total return of all funds within the Lipper Telecommunications Funds classification in the Lipper Open-End underlying fund universe. Lipper Telecommunications Funds are defined as funds that invest at least 65% of their assets in the equity securities of domestic and foreign companies engaged in the development, manufacture or sale of telecommunications services or equipment. For the 12 months ended 4/30/07, there were 38 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a Fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results. The average includes reinvestment of any income or distributions. One cannot invest directly in the average, nor is the average representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 56.


12 | Annual Report

We consider a company's market price relative to our evaluation of its long-term earnings, asset value and cash flow potential. The quality of the management team and the company's strategic position within its industry are also major considerations in our investment process. We also consider investment themes that we believe may have possible effects on the communications sector and individual companies.

MANAGER'S DISCUSSION

During the year under review, the wireless telecommunications industry was a significant contributor to our overall results. We continued to favor wireless over wireline as we believed strong growth trends would continue. Wireless access in less developed countries with low wireless service penetration rates, or number of users, grew more rapidly than many industry analysts expected. Many of these markets continued to hold the potential for strong wireless growth. Relative global economic stability, combined with the rollout of prepaid wireless plans, also fueled the industry's growth.

Among the major contributors to Fund performance was Rogers Communications, a diversified Canadian communications and media company engaged in three primary lines of business. In Canada, Rogers Wireless is the largest wireless voice and data communications services provider, Rogers Media owns category-leading media assets with businesses in radio and television broadcasting, and Rogers Cable and Telecom deals with high-speed Internet access, residential telephony services and cable television.

Bharti Airtel, one of India's leading providers of telecommunications services, was another significant contributor to Fund performance during the period. The company's three divisions cover mobile, broadband and telephone, and enterprise services. During the year under review, Bharti Airtel's base grew substantially, to nearly 39 million customers.

America Movil was another of the Fund's notable contributors during the fiscal year. America Movil is Mexico's dominant wireless services provider and operates wireless service businesses across Latin America in countries such as Brazil, Argentina, Peru and Colombia. These countries' markets had relatively low wireless penetration rates that experienced rapid growth driven by stabilized economies and the introduction of prepaid wireless plans. Wireless telecommunication is a cost-effective alternative to wireline in these countries.

PORTFOLIO BREAKDOWN
Franklin Global Communications Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Wireless Communications                          28.0%
Major Telecommunications                         13.2%
Specialty Telecommunications                      7.6%
Recreational Products                             7.2%
Telecommunications Equipment                      6.9%
Internet Software & Services                      6.3%
Computer Communications                           4.0%
Semiconductors                                    4.0%
Computer Processing Hardware                      3.8%
Cable & Satellite TV                              3.6%
Broadcasting                                      3.6%
Other                                             9.3%
Short-Term Investments & Other Net Assets         2.5%


                                                              Annual Report | 13

TOP 10 HOLDINGS
Franklin Global Communications Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Rogers Communications Inc., B                                               6.7%
   WIRELESS COMMUNICATIONS, CANADA
--------------------------------------------------------------------------------
America Movil SA de CV, L, ADR                                              6.7%
   WIRELESS COMMUNICATIONS, MEXICO
--------------------------------------------------------------------------------
NII Holdings Inc.                                                           5.4%
   WIRELESS COMMUNICATIONS, U.S.
--------------------------------------------------------------------------------
American Tower Corp., A                                                     4.4%
   SPECIALTY TELECOMMUNICATIONS, U.S.
--------------------------------------------------------------------------------
Apple Inc.                                                                  3.8%
   COMPUTER PROCESSING HARDWARE, U.S.
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR                                          3.6%
   WIRELESS COMMUNICATIONS, CHINA
--------------------------------------------------------------------------------
Grupo Televisa SA, ADR                                                      3.2%
   BROADCASTING, MEXICO
--------------------------------------------------------------------------------
Nokia Corp., ADR                                                            3.1%
   TELECOMMUNICATIONS EQUIPMENT,
   FINLAND
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                           3.0%
   RECREATIONAL PRODUCTS, JAPAN
--------------------------------------------------------------------------------
Bharti Airtel Ltd.                                                          3.0%
   MAJOR TELECOMMUNICATIONS, INDIA
--------------------------------------------------------------------------------

There were also some detractors from our overall results. In particular, the electronic technology sector experienced weak performance during the Fund's fiscal year. 3 QUALCOMM, which engineers and develops wireless communications systems and equipment for a wide variety of applications, was a major detractor from Fund performance. The semiconductor industry faced tough competition, seasonal slowdowns and excess inventory. Slowing U.S. economic growth also negatively impacted this highly economically sensitive industry. Related Fund holdings, including shares of Broadcom, Silicon Laboratories and Marvell Technology Group, each fell for the year under review. We eliminated our position in Marvell Technology Group during the period.

Yahoo! is a global Internet media company offering an online guide to the web, aggregated information content, communication services and commerce. Despite online advertising becoming mainstream, Yahoo! struggled and detracted from Fund performance as new competitors grew in scale and eroded the company's advertising market share. In our analysis of the competitive landscape, we believed the competition would continue; therefore, we sold the stock by period-end.

NeuStar, which also had a negative impact on Fund performance, is a leading provider of essential clearinghouse services to the global communications and Internet-related industries. The company manages virtually all telephone area codes and numbers, enables the dynamic routing of calls among thousands of competing communications service providers in the U.S. and Canada, and recently added its services to Internet service providers (ISPs), cable television operators and voice over Internet protocol (VoIP) providers.

3. The electronic technology sector comprises computer communications, computer processing hardware, semiconductors and telecommunications equipment in the SOI.


14 | Annual Report

Thank you for your continued participation in Franklin Global Communications Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]     /s/ Grant Bowers
                    Grant Bowers
                    Portfolio Manager
                    Franklin Global Communications Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 15

Performance Summary as of 4/30/07

FRANKLIN GLOBAL COMMUNICATIONS FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

-------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRGUX)                                            CHANGE   4/30/07   4/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                              +$1.90    $13.36    $11.46
-------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                              CHANGE   4/30/07   4/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                              +$1.72    $12.66    $10.94
-------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUTX)                                            CHANGE   4/30/07   4/30/06
-------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                              +$1.71    $12.67    $10.96
-------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR     5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +16.58%    +97.36%        +51.38%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +9.87%    +13.21%         +3.62%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $10,987    $18,596        $14,270
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                          +9.38%    +10.33%         +3.28%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5             1.40%
-------------------------------------------------------------------------------------------------
CLASS B                                                    1-YEAR     5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +15.71%    +90.35%         +7.34%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +11.71%    +13.50%         +0.85%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $11,171    $18,835        $10,734
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         +11.14%    +10.57%         +0.37%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5             2.14%
-------------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR     5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  +15.69%    +90.06%        +40.61%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              +14.69%    +13.70%         +3.47%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $11,469    $19,006        $14,061
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                         +14.12%    +10.81%         +3.12%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5             2.15%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin Global                        Bloomberg World
   Date       Communications Fund       S&P 500 6    Communications Index 6
--------------------------------------------------------------------------
  5/1/1997          $ 9,426              $10,000
 5/31/1997          $10,130              $10,608
 6/30/1997          $10,501              $11,083
 7/31/1997          $10,819              $11,965
 8/31/1997          $10,323              $11,295
 9/30/1997          $11,030              $11,913
10/31/1997          $10,574              $11,516
11/30/1997          $11,103              $12,048
12/31/1997          $11,777              $12,255
 1/31/1998          $11,643              $12,391
 2/28/1998          $12,246              $13,284
 3/31/1998          $13,146              $13,963
 4/30/1998          $12,916              $14,104
 5/31/1998          $12,410              $13,862
 6/30/1998          $12,796              $14,424
 7/31/1998          $12,586              $14,271
 8/31/1998          $10,691              $12,210
 9/30/1998          $11,141              $12,992
10/31/1998          $11,545              $14,048
11/30/1998          $11,845              $14,899
12/31/1998          $12,540              $15,757
 1/31/1999          $12,540              $16,416
 2/28/1999          $12,057              $15,906
 3/31/1999          $12,421              $16,542
 4/30/1999          $13,435              $17,183
 5/31/1999          $13,585              $16,777
 6/30/1999          $14,299              $17,708
 7/31/1999          $14,307              $17,156
 8/31/1999          $14,098              $17,071
 9/30/1999          $14,147              $16,603
10/31/1999          $15,489              $17,654
11/30/1999          $16,767              $18,012
12/31/1999          $19,010              $19,073
 1/31/2000          $19,057              $18,114
 2/29/2000          $21,066              $17,772
 3/31/2000          $21,103              $19,509
 4/30/2000          $18,665              $18,923
 5/31/2000          $17,357              $18,535
 6/30/2000          $18,982              $18,992
 7/31/2000          $17,731              $18,696
 8/31/2000          $18,702              $19,856
 9/30/2000          $17,226              $18,808
10/31/2000          $16,432              $18,729
11/30/2000          $13,013              $17,253
12/31/2000          $12,846              $17,338
 1/31/2001          $14,588              $17,952
 2/28/2001          $11,548              $16,317
 3/31/2001          $10,059              $15,284
 4/30/2001          $11,294              $16,470
 5/31/2001          $10,893              $16,581
 6/30/2001          $10,492              $16,177
 7/31/2001          $10,207              $16,018
 8/31/2001          $ 9,247              $15,016
 9/30/2001          $ 8,370              $13,804
10/31/2001          $ 8,318              $14,067
11/30/2001          $ 8,888              $15,146
12/31/2001          $ 9,014              $15,279
 1/31/2002          $ 8,265              $15,056
 2/28/2002          $ 7,684              $14,765
 3/31/2002          $ 7,895              $15,321
 4/30/2002          $ 7,230              $14,392
 5/31/2002          $ 7,220              $14,287
 6/30/2002          $ 6,460              $13,269
 7/31/2002          $ 5,858              $12,235
 8/31/2002          $ 5,837              $12,315
 9/30/2002          $ 5,278              $10,978
10/31/2002          $ 5,943              $11,944
11/30/2002          $ 6,407              $12,646
12/31/2002          $ 5,911              $11,903
 1/31/2003          $ 5,901              $11,592
 2/28/2003          $ 5,679              $11,418
 3/31/2003          $ 5,668              $11,528
 4/30/2003          $ 6,249              $12,478
 5/31/2003          $ 6,808              $13,134
 6/30/2003          $ 6,914              $13,302
 7/31/2003          $ 7,083              $13,537
 8/31/2003          $ 7,325              $13,800
 9/30/2003          $ 7,262              $13,654            $ 7,185
10/31/2003          $ 7,737              $14,426            $ 7,641
11/30/2003          $ 7,917              $14,553            $ 7,800
12/31/2003          $ 8,212              $15,316            $ 8,265
 1/31/2004          $ 8,571              $15,597            $ 8,589
 2/29/2004          $ 8,772              $15,813            $ 8,669
 3/31/2004          $ 8,508              $15,575            $ 8,544
 4/30/2004          $ 8,054              $15,331            $ 8,078
 5/31/2004          $ 8,128              $15,541            $ 8,067
 6/30/2004          $ 8,286              $15,843            $ 8,247
 7/31/2004          $ 7,811              $15,318            $ 7,748
 8/31/2004          $ 7,674              $15,380            $ 7,726
 9/30/2004          $ 8,149              $15,546            $ 7,843
10/31/2004          $ 8,782              $15,784            $ 8,228
11/30/2004          $ 9,099              $16,422            $ 8,754
12/31/2004          $ 9,343              $16,981            $ 9,063
 1/31/2005          $ 8,973              $16,567            $ 8,665
 2/28/2005          $ 9,015              $16,916            $ 8,674
 3/31/2005          $ 8,740              $16,616            $ 8,561
 4/30/2005          $ 8,401              $16,301            $ 8,265
 5/31/2005          $ 8,878              $16,820            $ 8,470
 6/30/2005          $ 9,132              $16,844            $ 8,464
 7/31/2005          $ 9,639              $17,470            $ 8,784
 8/31/2005          $ 9,671              $17,311            $ 8,825
 9/30/2005          $10,073              $17,451            $ 8,956
10/31/2005          $ 9,978              $17,160            $ 8,726
11/30/2005          $10,634              $17,808            $ 8,842
12/31/2005          $10,724              $17,814            $ 9,000
 1/31/2006          $11,664              $18,286            $ 9,291
 2/28/2006          $11,450              $18,335            $ 9,221
 3/31/2006          $11,813              $18,564            $ 9,521
 4/30/2006          $12,241              $18,813            $ 9,708
 5/31/2006          $11,290              $18,272            $ 9,277
 6/30/2006          $11,247              $18,296            $ 9,250
 7/31/2006          $11,023              $18,409            $ 9,119
 8/31/2006          $11,386              $18,846            $ 9,458
 9/30/2006          $11,941              $19,332            $ 9,771
10/31/2006          $12,486              $19,961            $10,321
11/30/2006          $13,266              $20,340            $10,789
12/31/2006          $13,298              $20,626            $11,100
 1/31/2007          $13,736              $20,937            $11,271
 2/28/2007          $13,448              $20,529            $11,165
 3/31/2007          $13,704              $20,758            $11,332
 4/30/2007          $14,270              $21,677            $11,666

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                      4/30/07
------------------------------------
1-Year                        +9.87%
------------------------------------
5-Year                       +13.21%
------------------------------------
10-Year                       +3.62%
------------------------------------

CLASS B (1/1/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin Global                        Bloomberg World
   Date       Communications Fund       S&P 500 6    Communications Index 6
--------------------------------------------------------------------------
  1/1/1999          $10,000              $10,000
 1/31/1999          $ 9,994              $10,418
 2/28/1999          $ 9,602              $10,094
 3/31/1999          $ 9,886              $10,498
 4/30/1999          $10,682              $10,905
 5/31/1999          $10,802              $10,647
 6/30/1999          $11,355              $11,238
 7/31/1999          $11,355              $10,887
 8/31/1999          $11,182              $10,834
 9/30/1999          $11,214              $10,537
10/31/1999          $12,271              $11,203
11/30/1999          $13,277              $11,431
12/31/1999          $15,044              $12,104
 1/31/2000          $15,074              $11,496
 2/29/2000          $16,646              $11,279
 3/31/2000          $16,668              $12,381
 4/30/2000          $14,739              $12,009
 5/31/2000          $13,704              $11,763
 6/30/2000          $14,970              $12,053
 7/31/2000          $13,972              $11,865
 8/31/2000          $14,731              $12,601
 9/30/2000          $13,562              $11,936
10/31/2000          $12,929              $11,886
11/30/2000          $10,233              $10,949
12/31/2000          $10,100              $11,003
 1/31/2001          $11,457              $11,393
 2/28/2001          $ 9,063              $10,355
 3/31/2001          $ 7,883              $ 9,699
 4/30/2001          $ 8,852              $10,453
 5/31/2001          $ 8,523              $10,523
 6/30/2001          $ 8,211              $10,267
 7/31/2001          $ 7,984              $10,166
 8/31/2001          $ 7,225              $ 9,530
 9/30/2001          $ 6,534              $ 8,760
10/31/2001          $ 6,492              $ 8,927
11/30/2001          $ 6,930              $ 9,612
12/31/2001          $ 7,031              $ 9,696
 1/31/2002          $ 6,441              $ 9,555
 2/28/2002          $ 5,986              $ 9,371
 3/31/2002          $ 6,146              $ 9,723
 4/30/2002          $ 5,623              $ 9,134
 5/31/2002          $ 5,615              $ 9,067
 6/30/2002          $ 5,025              $ 8,421
 7/31/2002          $ 4,553              $ 7,765
 8/31/2002          $ 4,527              $ 7,816
 9/30/2002          $ 4,089              $ 6,967
10/31/2002          $ 4,603              $ 7,580
11/30/2002          $ 4,957              $ 8,025
12/31/2002          $ 4,569              $ 7,554
 1/31/2003          $ 4,561              $ 7,357
 2/28/2003          $ 4,392              $ 7,246
 3/31/2003          $ 4,384              $ 7,316
 4/30/2003          $ 4,831              $ 7,919
 5/31/2003          $ 5,261              $ 8,335
 6/30/2003          $ 5,337              $ 8,442
 7/31/2003          $ 5,463              $ 8,591
 8/31/2003          $ 5,649              $ 8,758
 9/30/2003          $ 5,590              $ 8,665             $5,541
10/31/2003          $ 5,952              $ 9,155             $5,892
11/30/2003          $ 6,087              $ 9,236             $6,016
12/31/2003          $ 6,306              $ 9,720             $6,374
 1/31/2004          $ 6,584              $ 9,898             $6,624
 2/29/2004          $ 6,728              $10,036             $6,685
 3/31/2004          $ 6,525              $ 9,884             $6,589
 4/30/2004          $ 6,171              $ 9,729             $6,230
 5/31/2004          $ 6,230              $ 9,863             $6,221
 6/30/2004          $ 6,340              $10,054             $6,360
 7/31/2004          $ 5,977              $ 9,722             $5,975
 8/31/2004          $ 5,868              $ 9,761             $5,958
 9/30/2004          $ 6,222              $ 9,866             $6,048
10/31/2004          $ 6,711              $10,017             $6,345
11/30/2004          $ 6,947              $10,422             $6,751
12/31/2004          $ 7,124              $10,777             $6,989
 1/31/2005          $ 6,846              $10,514             $6,683
 2/28/2005          $ 6,871              $10,735             $6,689
 3/31/2005          $ 6,660              $10,545             $6,602
 4/30/2005          $ 6,399              $10,345             $6,374
 5/31/2005          $ 6,753              $10,674             $6,532
 6/30/2005          $ 6,938              $10,690             $6,528
 7/31/2005          $ 7,326              $11,087             $6,774
 8/31/2005          $ 7,343              $10,986             $6,806
 9/30/2005          $ 7,647              $11,075             $6,907
10/31/2005          $ 7,571              $10,890             $6,729
11/30/2005          $ 8,060              $11,301             $6,819
12/31/2005          $ 8,119              $11,306             $6,941
 1/31/2006          $ 8,828              $11,605             $7,165
 2/28/2006          $ 8,659              $11,636             $7,111
 3/31/2006          $ 8,930              $11,781             $7,342
 4/30/2006          $ 9,251              $11,939             $7,487
 5/31/2006          $ 8,524              $11,596             $7,155
 6/30/2006          $ 8,482              $11,611             $7,133
 7/31/2006          $ 8,313              $11,683             $7,032
 8/31/2006          $ 8,583              $11,960             $7,294
 9/30/2006          $ 8,997              $12,268             $7,535
10/31/2006          $ 9,394              $12,668             $7,959
11/30/2006          $ 9,977              $12,909             $8,321
12/31/2006          $10,003              $13,090             $8,560
 1/31/2007          $10,332              $13,287             $8,692
 2/28/2007          $10,115              $13,028             $8,610
 3/31/2007          $10,308              $13,174             $8,740
 4/30/2007          $10,734              $13,757             $8,996

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS B                      4/30/07
------------------------------------
1-Year                       +11.71%
------------------------------------
5-Year                       +13.50%
------------------------------------
Since Inception (1/1/99)      +0.85%
------------------------------------


                                                              Annual Report | 17

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS C                      4/30/07
------------------------------------
1-Year                       +14.69%
------------------------------------
5-Year                       +13.70%
------------------------------------
10-Year                       +3.47%
------------------------------------

CLASS C (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin Global                         Bloomberg World
   Date       Communications Fund       S&P 500 6    Communications Index 6
--------------------------------------------------------------------------
  5/1/1997          $10,000              $10,000
 5/31/1997          $10,745              $10,608
 6/30/1997          $11,142              $11,083
 7/31/1997          $11,466              $11,965
 8/31/1997          $10,938              $11,295
 9/30/1997          $11,677              $11,913
10/31/1997          $11,184              $11,516
11/30/1997          $11,740              $12,048
12/31/1997          $12,444              $12,255
 1/31/1998          $12,302              $12,391
 2/28/1998          $12,926              $13,284
 3/31/1998          $13,873              $13,963
 4/30/1998          $13,621              $14,104
 5/31/1998          $13,076              $13,862
 6/30/1998          $13,472              $14,424
 7/31/1998          $13,241              $14,271
 8/31/1998          $11,242              $12,210
 9/30/1998          $11,710              $12,992
10/31/1998          $12,123              $14,048
11/30/1998          $12,432              $14,899
12/31/1998          $13,162              $15,757
 1/31/1999          $13,145              $16,416
 2/28/1999          $12,628              $15,906
 3/31/1999          $13,003              $16,542
 4/30/1999          $14,055              $17,183
 5/31/1999          $14,214              $16,777
 6/30/1999          $14,938              $17,708
 7/31/1999          $14,938              $17,156
 8/31/1999          $14,718              $17,071
 9/30/1999          $14,752              $16,603
10/31/1999          $16,147              $17,654
11/30/1999          $17,474              $18,012
12/31/1999          $19,798              $19,073
 1/31/2000          $19,837              $18,114
 2/29/2000          $21,904              $17,772
 3/31/2000          $21,933              $19,509
 4/30/2000          $19,386              $18,923
 5/31/2000          $18,005              $18,535
 6/30/2000          $19,690              $18,992
 7/31/2000          $18,377              $18,696
 8/31/2000          $19,376              $19,856
 9/30/2000          $17,838              $18,808
10/31/2000          $17,006              $18,729
11/30/2000          $13,460              $17,253
12/31/2000          $13,270              $17,338
 1/31/2001          $15,062              $17,952
 2/28/2001          $11,921              $16,317
 3/31/2001          $10,373              $15,284
 4/30/2001          $11,645              $16,470
 5/31/2001          $11,213              $16,581
 6/30/2001          $10,804              $16,177
 7/31/2001          $10,494              $16,018
 8/31/2001          $ 9,510              $15,016
 9/30/2001          $ 8,603              $13,804
10/31/2001          $ 8,537              $14,067
11/30/2001          $ 9,123              $15,146
12/31/2001          $ 9,256              $15,279
 1/31/2002          $ 8,471              $15,056
 2/28/2002          $ 7,874              $14,765
 3/31/2002          $ 8,084              $15,321
 4/30/2002          $ 7,398              $14,392
 5/31/2002          $ 7,387              $14,287
 6/30/2002          $ 6,602              $13,269
 7/31/2002          $ 5,983              $12,235
 8/31/2002          $ 5,949              $12,315
 9/30/2002          $ 5,385              $10,978
10/31/2002          $ 6,060              $11,944
11/30/2002          $ 6,525              $12,646
12/31/2002          $ 6,016              $11,903
 1/31/2003          $ 6,005              $11,592
 2/28/2003          $ 5,773              $11,418
 3/31/2003          $ 5,761              $11,528
 4/30/2003          $ 6,348              $12,478
 5/31/2003          $ 6,912              $13,134
 6/30/2003          $ 7,011              $13,302
 7/31/2003          $ 7,177              $13,537
 8/31/2003          $ 7,420              $13,800            $ 7,420
 9/30/2003          $ 7,354              $13,654            $ 7,278
10/31/2003          $ 7,818              $14,426            $ 7,740
11/30/2003          $ 7,995              $14,553            $ 7,902
12/31/2003          $ 8,294              $15,316            $ 8,372
 1/31/2004          $ 8,659              $15,597            $ 8,700
 2/29/2004          $ 8,847              $15,813            $ 8,781
 3/31/2004          $ 8,581              $15,575            $ 8,655
 4/30/2004          $ 8,117              $15,331            $ 8,183
 5/31/2004          $ 8,183              $15,541            $ 8,172
 6/30/2004          $ 8,338              $15,843            $ 8,354
 7/31/2004          $ 7,852              $15,318            $ 7,849
 8/31/2004          $ 7,719              $15,380            $ 7,826
 9/30/2004          $ 8,183              $15,546            $ 7,944
10/31/2004          $ 8,825              $15,784            $ 8,335
11/30/2004          $ 9,123              $16,422            $ 8,867
12/31/2004          $ 9,367              $16,981            $ 9,180
 1/31/2005          $ 8,991              $16,567            $ 8,778
 2/28/2005          $ 9,024              $16,916            $ 8,786
 3/31/2005          $ 8,747              $16,616            $ 8,672
 4/30/2005          $ 8,404              $16,301            $ 8,372
 5/31/2005          $ 8,869              $16,820            $ 8,580
 6/30/2005          $ 9,123              $16,844            $ 8,574
 7/31/2005          $ 9,621              $17,470            $ 8,898
 8/31/2005          $ 9,643              $17,311            $ 8,939
 9/30/2005          $10,041              $17,451            $ 9,072
10/31/2005          $ 9,942              $17,160            $ 8,839
11/30/2005          $10,583              $17,808            $ 8,957
12/31/2005          $10,668              $17,814            $ 9,116
 1/31/2006          $11,599              $18,286            $ 9,411
 2/28/2006          $11,377              $18,335            $ 9,341
 3/31/2006          $11,732              $18,564            $ 9,644
 4/30/2006          $12,154              $18,813            $ 9,834
 5/31/2006          $11,200              $18,272            $ 9,398
 6/30/2006          $11,145              $18,296            $ 9,370
 7/31/2006          $10,923              $18,409            $ 9,237
 8/31/2006          $11,278              $18,846            $ 9,580
 9/30/2006          $11,810              $19,332            $ 9,898
10/31/2006          $12,342              $19,961            $10,454
11/30/2006          $13,107              $20,340            $10,929
12/31/2006          $13,141              $20,626            $11,244
 1/31/2007          $13,551              $20,937            $11,417
 2/28/2007          $13,263              $20,529            $11,309
 3/31/2007          $13,506              $20,758            $11,479
 4/30/2007          $14,061              $21,677            $11,817

ENDNOTES

INVESTING IN A NONDIVERSIFIED, GLOBAL FUND INVOLVES CERTAIN RISKS, INCLUDING EXPOSURE TO CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES. INVESTING IN DEVELOPING MARKETS INVOLVES HEIGHTENED RISKS RELATED TO THE SAME FACTORS. BY FOCUSING ON COMMUNICATIONS COMPANIES, THE FUND CARRIES GREATER RISK OF ADVERSE ECONOMIC, POLITICAL AND REGULATORY DEVELOPMENTS AFFECTING THESE COMPANIES THAN A MORE BROADLY INVESTED FUND. THE FUND INVESTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN LARGER COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Bloomberg World Communications Index is a market capitalization-weighted index designed to measure equity performance of the communications sector of the Bloomberg World Index. Due to data availability, performance for the Bloomberg World Communications Index is shown starting 8/31/03 using the Fund's value on that date.


18 | Annual Report

Your Fund's Expenses

FRANKLIN GLOBAL COMMUNICATIONS FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 11/1/06      VALUE 4/30/07   PERIOD* 11/1/06-4/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,142.90             $ 7.49
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,017.80             $ 7.05
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,139.40             $11.40
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,014.13             $10.74
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,139.30             $11.46
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,014.08             $10.79
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.41%; B: 2.15%; and C: 2.16%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Annual Report

Franklin Global Health Care Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Global Health Care Fund seeks capital appreciation by investing at least 80% of its net assets in equity securities of health care companies located throughout the world.


--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Franklin Global Health Care Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S.                                                  74.5%
Switzerland                                           10.4%
Germany                                                4.2%
U.K.                                                   1.4%
Brazil                                                 1.2%
Israel                                                 1.0%
Other Countries                                        1.1%
Short-Term Investments & Other Net Assets              6.2%

This annual report for Franklin Global Health Care Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Global Health Care Fund - Class A had a cumulative total return of +11.80% for the 12 months under review. The Fund underperformed its narrow benchmark, the S&P 500 Health Care Index, which returned +18.73%, and underperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

We use a fundamental, research-driven approach, focusing primarily on individual securities to choose companies we believe are positioned for rapid revenue, earnings or asset growth. We look for companies with competitive advantages such as a proprietary technology, economies of scale or captive customers, and strong management. We use bottom-up analysis to derive an intrinsic value for the security, which we compare to the market price to help us assess whether there is potential for meaningful capital appreciation.

MANAGER'S DISCUSSION

During the year under review, several factors affected Fund performance. From an industry perspective, stock selection in the medical specialties industry helped the Fund's performance relative to the benchmark S&P 500 Health Care Index. Also, our underweighting and stock selection in generic pharmaceuticals contributed to relative performance. Specifically, our decision not to

1. Source: Standard & Poor's Micropal. The S&P 500 Health Care Index includes all the companies in the health care industry that are in the S&P 500. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 62.


                                                              Annual Report | 21

PORTFOLIO BREAKDOWN
Franklin Global Health Care Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Major Pharmaceuticals                              34.2%
Biotechnology                                      15.3%
Medical Specialties                                14.8%
Services to the Health Industry                     8.2%
Managed Health Care                                 6.0%
Other Pharmaceuticals                               5.1%
Medical & Nursing Services                          3.8%
Medical Distributors                                2.6%
Hospital & Nursing Management                       2.1%
Other                                               1.7%
Short-Term Investments & Other Net Assets           6.2%

own shares of Barr Pharmaceuticals proved beneficial to the Fund's relative results, as the company's stock fell in value during the Fund's fiscal year.

In terms of individual securities, the Fund's position in Schering-Plough was a major contributor to performance during the period under review. Rising sales of the company's cholesterol medication Vytorin drove profit growth, while settlement of a government investigation into sales practices and the acquisition of Organon Biosciences reduced the company's risk profile.

Our overweighted position in Fisher Scientific International relative to the benchmark index helped the Fund's relative performance, as the stock outperformed the S&P 500 Health Care Index during the period. Underweighted positions in Pfizer and Boston Scientific also benefited the Fund's relative returns, as these stocks underperformed the benchmark index. Pfizer suffered a setback when the company terminated its development of Torcetrapib, an experimental cholesterol medication. Boston Scientific struggled due to studies that raised safety concerns over utilization of implantable cardiac devices and drug-eluting stents, and we sold it by period-end.

Although Fund holdings in the major pharmaceuticals industry delivered strong absolute returns, an underweighting relative to the benchmark index hindered relative results. In particular, our underweighted position in Abbott Laboratories and no position in Merck & Co. hurt relative Fund performance. Merck received FDA approval to market Zostavax, a vaccine for shingles, and Januvia, a medication for diabetes. Merck also successfully defended itself in a majority of lawsuits regarding the painkiller Vioxx.

The Fund's stock selection among services to the health industry companies hindered the Fund's relative performance during the reporting period. Following several years of strong performance, many stocks in this industry declined in value. Holdings such as nursing home operator Omnicare and medical imaging management software maker Emageon fell in value and detracted from Fund performance. 2 Regarding Omnicare, the company experienced an adverse contract development with UnitedHealth Group and suffered from a fire at a major drug repackaging facility, which negatively impacted its operations.

2.    Not part of the S&P 500 Health Care Index.


22 | Annual Report

Stock selection in the biotechnology and other pharmaceuticals industries detracted from the Fund's relative performance. In particular, Adolor, Keryx Biopharmaceuticals and Angiotech Pharmaceuticals declined in value and hurt the Fund's absolute and relative performance. 2 In regard to Keryx Biopharmaceuticals, the company's shares trended lower in concert with waning investor interest in the emerging biotechnology industry.

Thank you for your continued participation in Franklin Global Health Care Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ Matthew Willey

                  Matthew Willey, CFA
                  Portfolio Manager
                  Franklin Global Health Care Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
Franklin Global Health Care Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG                                                            6.5%
   MAJOR PHARMACEUTICALS, SWITZERLAND
--------------------------------------------------------------------------------
Schering-Plough Corp.                                                       6.0%
   MAJOR PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
WellPoint Inc.                                                              4.4%
   MANAGED HEALTH CARE, U.S.
--------------------------------------------------------------------------------
Johnson & Johnson                                                           4.3%
   MAJOR PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
Merck KGaA                                                                  4.2%
   MAJOR PHARMACEUTICALS, GERMANY
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 3.9%
   MAJOR PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
Novartis AG                                                                 3.9%
   MAJOR PHARMACEUTICALS, SWITZERLAND
--------------------------------------------------------------------------------
Wyeth                                                                       3.8%
   MAJOR PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
Pharmaceutical Product Development Inc.                                     2.7%
   SERVICES TO THE HEALTH INDUSTRY, U.S.
--------------------------------------------------------------------------------
Thermo Fisher Scientific Inc.                                               2.3%
   MEDICAL SPECIALTIES, U.S.
--------------------------------------------------------------------------------


                                                              Annual Report | 23

Performance Summary as of 4/30/07

FRANKLIN GLOBAL HEALTH CARE FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKGHX)                              CHANGE    4/30/07         4/30/06
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$2.61     $25.92          $23.31
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
-------------------------------------------------------------------------------------------
Dividend Income                          $0.1295
-------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FGHBX)                              CHANGE    4/30/07         4/30/06
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$2.42     $24.50          $22.08
-------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FGIIX)                              CHANGE    4/30/07         4/30/06
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$2.39     $24.26          $21.87
-------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------
CLASS A                                              1-YEAR     5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +11.80%    +29.89%         +91.47%
-------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +5.37%     +4.13%          +6.08%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,537    $12,241         $18,049
-------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                    -2.36%     +2.02%          +5.05%
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5        1.28%
-------------------------------------------------------------------------------------------
CLASS B                                              1-YEAR     5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +10.96%    +25.18%         +59.64%
-------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +6.96%     +4.26%          +5.78%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,696    $12,318         $15,964
-------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                    -1.17%     +2.10%          +5.17%
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5        2.02%
-------------------------------------------------------------------------------------------
CLASS C                                              1-YEAR     5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +10.93%    +25.10%         +77.68%
-------------------------------------------------------------------------------------------
Average Annual Total Return 2                         +9.93%     +4.58%          +5.92%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $10,993    $12,510         $17,768
-------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                    +1.81%     +2.45%          +4.89%
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5        2.03%
-------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


24 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin Global                      S&P 500 Health
   Date        Health Care Fund      S&P 500 6       Care Index 6
------------------------------------------------------------------
  5/1/1997          $ 9,427           $10,000           $10,000
 5/31/1997          $10,544           $10,608           $10,609
 6/30/1997          $11,445           $11,083           $11,596
 7/31/1997          $11,773           $11,965           $11,830
 8/31/1997          $11,673           $11,295           $10,889
 9/30/1997          $12,949           $11,913           $11,515
10/31/1997          $12,183           $11,516           $11,631
11/30/1997          $11,726           $12,048           $12,141
12/31/1997          $11,517           $12,255           $12,663
 1/31/1998          $11,504           $12,391           $13,539
 2/28/1998          $11,780           $13,284           $14,286
 3/31/1998          $12,169           $13,963           $14,804
 4/30/1998          $12,087           $14,104           $15,155
 5/31/1998          $11,354           $13,862           $14,856
 6/30/1998          $11,140           $14,424           $15,937
 7/31/1998          $10,451           $14,271           $16,005
 8/31/1998          $ 8,106           $12,210           $14,211
 9/30/1998          $ 9,166           $12,992           $15,886
10/31/1998          $ 9,485           $14,048           $16,447
11/30/1998          $10,075           $14,899           $17,457
12/31/1998          $10,648           $15,757           $18,219
 1/31/1999          $10,730           $16,416           $18,155
 2/28/1999          $ 9,506           $15,906           $18,326
 3/31/1999          $ 9,337           $16,542           $18,763
 4/30/1999          $ 8,709           $17,183           $17,509
 5/31/1999          $ 8,709           $16,777           $17,011
 6/30/1999          $ 9,186           $17,708           $17,795
 7/31/1999          $ 9,299           $17,156           $16,809
 8/31/1999          $ 9,161           $17,071           $17,380
 9/30/1999          $ 8,791           $16,603           $15,976
10/31/1999          $ 8,960           $17,654           $17,739
11/30/1999          $ 9,632           $18,012           $17,864
12/31/1999          $10,566           $19,073           $16,276
 1/31/2000          $11,388           $18,114           $17,243
 2/29/2000          $14,112           $17,772           $15,455
 3/31/2000          $12,919           $19,509           $16,302
 4/30/2000          $12,731           $18,923           $17,599
 5/31/2000          $13,359           $18,535           $18,580
 6/30/2000          $15,517           $18,992           $20,125
 7/31/2000          $14,971           $18,696           $18,996
 8/31/2000          $17,349           $19,856           $19,127
 9/30/2000          $18,278           $18,808           $20,077
10/31/2000          $17,663           $18,729           $20,814
11/30/2000          $16,703           $17,253           $21,700
12/31/2000          $17,886           $17,338           $22,307
 1/31/2001          $16,739           $17,952           $20,486
 2/28/2001          $16,118           $16,317           $20,536
 3/31/2001          $14,284           $15,284           $19,010
 4/30/2001          $15,532           $16,470           $19,531
 5/31/2001          $15,998           $16,581           $19,770
 6/30/2001          $16,639           $16,177           $18,851
 7/31/2001          $15,872           $16,018           $19,865
 8/31/2001          $15,665           $15,016           $19,162
 9/30/2001          $14,651           $13,804           $19,441
10/31/2001          $14,705           $14,067           $19,347
11/30/2001          $15,165           $15,146           $20,286
12/31/2001          $15,653           $15,279           $19,642
 1/31/2002          $14,911           $15,056           $19,457
 2/28/2002          $14,050           $14,765           $19,534
 3/31/2002          $14,611           $15,321           $19,574
 4/30/2002          $13,896           $14,392           $18,363
 5/31/2002          $13,221           $14,287           $18,013
 6/30/2002          $11,925           $13,269           $16,359
 7/31/2002          $11,030           $12,235           $16,023
 8/31/2002          $11,030           $12,315           $16,221
 9/30/2002          $10,502           $10,978           $15,179
10/31/2002          $10,415           $11,944           $16,090
11/30/2002          $10,816           $12,646           $16,525
12/31/2002          $10,269           $11,903           $15,945
 1/31/2003          $10,082           $11,592           $15,884
 2/28/2003          $ 9,811           $11,418           $15,598
 3/31/2003          $10,179           $11,528           $16,134
 4/30/2003          $10,761           $12,478           $16,698
 5/31/2003          $11,537           $13,134           $17,013
 6/30/2003          $12,015           $13,302           $17,746
 7/31/2003          $12,153           $13,537           $17,492
 8/31/2003          $11,973           $13,800           $16,851
 9/30/2003          $12,112           $13,654           $16,917
10/31/2003          $12,250           $14,426           $17,042
11/30/2003          $12,576           $14,553           $17,327
12/31/2003          $13,241           $15,316           $18,346
 1/31/2004          $13,608           $15,597           $18,850
 2/29/2004          $13,830           $15,813           $19,018
 3/31/2004          $13,671           $15,575           $18,245
 4/30/2004          $13,761           $15,331           $18,810
 5/31/2004          $13,872           $15,541           $18,783
 6/30/2004          $13,892           $15,843           $18,738
 7/31/2004          $12,957           $15,318           $17,729
 8/31/2004          $12,964           $15,380           $18,047
 9/30/2004          $13,130           $15,546           $17,729
10/31/2004          $13,103           $15,784           $17,341
11/30/2004          $13,636           $16,422           $17,646
12/31/2004          $14,578           $16,981           $18,653
 1/31/2005          $14,031           $16,567           $18,063
 2/28/2005          $14,287           $16,916           $18,629
 3/31/2005          $14,052           $16,616           $18,541
 4/30/2005          $14,107           $16,301           $19,170
 5/31/2005          $14,585           $16,820           $19,369
 6/30/2005          $14,786           $16,844           $19,307
 7/31/2005          $15,354           $17,470           $19,753
 8/31/2005          $15,368           $17,311           $19,699
 9/30/2005          $15,257           $17,451           $19,577
10/31/2005          $14,946           $17,160           $19,001
11/30/2005          $15,264           $17,808           $19,204
12/31/2005          $15,514           $17,814           $19,858
 1/31/2006          $16,130           $18,286           $20,152
 2/28/2006          $16,546           $18,335           $20,358
 3/31/2006          $16,532           $18,564           $20,107
 4/30/2006          $16,144           $18,813           $19,475
 5/31/2006          $15,652           $18,272           $19,098
 6/30/2006          $15,611           $18,296           $19,104
 7/31/2006          $15,916           $18,409           $20,154
 8/31/2006          $16,470           $18,846           $20,759
 9/30/2006          $16,269           $19,332           $21,056
10/31/2006          $16,491           $19,961           $21,160
11/30/2006          $16,657           $20,340           $21,097
12/31/2006          $16,802           $20,626           $21,353
 1/31/2007          $17,338           $20,937           $22,014
 2/28/2007          $16,997           $20,529           $21,515
 3/31/2007          $17,129           $20,758           $21,573
 4/30/2007          $18,049           $21,677           $23,123

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                      4/30/07
------------------------------------
1-Year                        +5.37%
------------------------------------
5-Year                        +4.13%
------------------------------------
10-Year                       +6.08%
------------------------------------

CLASS B (1/1/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin Global                      S&P 500 Health
   Date        Health Care Fund      S&P 500 6       Care Index 6
------------------------------------------------------------------
  1/1/1999          $10,000           $10,000           $10,000
 1/31/1999          $10,059           $10,418           $ 9,965
 2/28/1999          $ 8,910           $10,094           $10,059
 3/31/1999          $ 8,745           $10,498           $10,299
 4/30/1999          $ 8,156           $10,905           $ 9,611
 5/31/1999          $ 8,150           $10,647           $ 9,337
 6/30/1999          $ 8,592           $11,238           $ 9,768
 7/31/1999          $ 8,692           $10,887           $ 9,226
 8/31/1999          $ 8,556           $10,834           $ 9,540
 9/30/1999          $ 8,209           $10,537           $ 8,769
10/31/1999          $ 8,362           $11,203           $ 9,736
11/30/1999          $ 8,975           $11,431           $ 9,805
12/31/1999          $ 9,847           $12,104           $ 8,934
 1/31/2000          $10,607           $11,496           $ 9,465
 2/29/2000          $13,129           $11,279           $ 8,483
 3/31/2000          $12,021           $12,381           $ 8,948
 4/30/2000          $11,839           $12,009           $ 9,660
 5/31/2000          $12,416           $11,763           $10,198
 6/30/2000          $14,414           $12,053           $11,046
 7/31/2000          $13,889           $11,865           $10,427
 8/31/2000          $16,081           $12,601           $10,499
 9/30/2000          $16,930           $11,936           $11,020
10/31/2000          $16,352           $11,886           $11,425
11/30/2000          $15,457           $10,949           $11,911
12/31/2000          $16,544           $11,003           $12,244
 1/31/2001          $15,469           $11,393           $11,244
 2/28/2001          $14,888           $10,355           $11,272
 3/31/2001          $13,188           $ 9,699           $10,434
 4/30/2001          $14,332           $10,453           $10,720
 5/31/2001          $14,750           $10,523           $10,851
 6/30/2001          $15,332           $10,267           $10,347
 7/31/2001          $14,613           $10,166           $10,903
 8/31/2001          $14,419           $ 9,530           $10,518
 9/30/2001          $13,475           $ 8,760           $10,671
10/31/2001          $13,513           $ 8,927           $10,619
11/30/2001          $13,925           $ 9,612           $11,135
12/31/2001          $14,371           $ 9,696           $10,781
 1/31/2002          $13,682           $ 9,555           $10,680
 2/28/2002          $12,880           $ 9,371           $10,722
 3/31/2002          $13,387           $ 9,723           $10,744
 4/30/2002          $12,724           $ 9,134           $10,079
 5/31/2002          $12,098           $ 9,067           $ 9,887
 6/30/2002          $10,908           $ 8,421           $ 8,979
 7/31/2002          $10,075           $ 7,765           $ 8,795
 8/31/2002          $10,075           $ 7,816           $ 8,903
 9/30/2002          $ 9,587           $ 6,967           $ 8,331
10/31/2002          $ 9,505           $ 7,580           $ 8,831
11/30/2002          $ 9,862           $ 8,025           $ 9,070
12/31/2002          $ 9,355           $ 7,554           $ 8,752
 1/31/2003          $ 9,180           $ 7,357           $ 8,719
 2/28/2003          $ 8,926           $ 7,246           $ 8,561
 3/31/2003          $ 9,258           $ 7,316           $ 8,856
 4/30/2003          $ 9,784           $ 7,919           $ 9,165
 5/31/2003          $10,480           $ 8,335           $ 9,338
 6/30/2003          $10,909           $ 8,442           $ 9,741
 7/31/2003          $11,026           $ 8,591           $ 9,601
 8/31/2003          $10,857           $ 8,758           $ 9,249
 9/30/2003          $10,974           $ 8,665           $ 9,285
10/31/2003          $11,097           $ 9,155           $ 9,354
11/30/2003          $11,383           $ 9,236           $ 9,510
12/31/2003          $11,975           $ 9,720           $10,070
 1/31/2004          $12,300           $ 9,898           $10,347
 2/29/2004          $12,495           $10,036           $10,439
 3/31/2004          $12,339           $ 9,884           $10,014
 4/30/2004          $12,417           $ 9,729           $10,324
 5/31/2004          $12,508           $ 9,863           $10,310
 6/30/2004          $12,521           $10,054           $10,285
 7/31/2004          $11,669           $ 9,722           $ 9,731
 8/31/2004          $11,669           $ 9,761           $ 9,905
 9/30/2004          $11,812           $ 9,866           $ 9,731
10/31/2004          $11,773           $10,017           $ 9,518
11/30/2004          $12,248           $10,422           $ 9,685
12/31/2004          $13,087           $10,777           $10,238
 1/31/2005          $12,593           $10,514           $ 9,915
 2/28/2005          $12,814           $10,735           $10,225
 3/31/2005          $12,599           $10,545           $10,177
 4/30/2005          $12,638           $10,345           $10,522
 5/31/2005          $13,054           $10,674           $10,631
 6/30/2005          $13,230           $10,690           $10,597
 7/31/2005          $13,730           $11,087           $10,842
 8/31/2005          $13,730           $10,986           $10,812
 9/30/2005          $13,626           $11,075           $10,746
10/31/2005          $13,334           $10,890           $10,429
11/30/2005          $13,613           $11,301           $10,541
12/31/2005          $13,828           $11,306           $10,900
 1/31/2006          $14,367           $11,605           $11,061
 2/28/2006          $14,731           $11,636           $11,174
 3/31/2006          $14,705           $11,781           $11,036
 4/30/2006          $14,354           $11,939           $10,690
 5/31/2006          $13,906           $11,596           $10,482
 6/30/2006          $13,860           $11,611           $10,486
 7/31/2006          $14,120           $11,683           $11,062
 8/31/2006          $14,608           $11,960           $11,394
 9/30/2006          $14,419           $12,268           $11,557
10/31/2006          $14,608           $12,668           $11,614
11/30/2006          $14,744           $12,909           $11,580
12/31/2006          $14,861           $13,090           $11,720
 1/31/2007          $15,335           $13,287           $12,083
 2/28/2007          $15,033           $13,028           $11,809
 3/31/2007          $15,150           $13,174           $11,841
 4/30/2007          $15,964           $13,757           $12,692

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS B                     4/30/07
------------------------------------
1-Year                       +6.96%
------------------------------------
5-Year                       +4.26%
------------------------------------
Since Inception (1/1/99)     +5.78%
------------------------------------


                                                              Annual Report | 25

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS C                      4/30/07
------------------------------------
1-Year                        +9.93%
------------------------------------
5-Year                        +4.58%
------------------------------------
10-Year                       +5.92%
------------------------------------

CLASS C (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin Global                      S&P 500 Health
    Date       Health Care Fund      S&P 500 6       Care Index 6
------------------------------------------------------------------
  5/1/1997          $10,000           $10,000           $10,000
 5/31/1997          $11,170           $10,608           $10,609
 6/30/1997          $12,122           $11,083           $11,596
 7/31/1997          $12,458           $11,965           $11,830
 8/31/1997          $12,346           $11,295           $10,889
 9/30/1997          $13,690           $11,913           $11,515
10/31/1997          $12,862           $11,516           $11,631
11/30/1997          $12,371           $12,048           $12,141
12/31/1997          $12,145           $12,255           $12,663
 1/31/1998          $12,125           $12,391           $13,539
 2/28/1998          $12,404           $13,284           $14,286
 3/31/1998          $12,808           $13,963           $14,804
 4/30/1998          $12,722           $14,104           $15,155
 5/31/1998          $11,939           $13,862           $14,856
 6/30/1998          $11,713           $14,424           $15,937
 7/31/1998          $10,983           $14,271           $16,005
 8/31/1998          $ 8,508           $12,210           $14,211
 9/30/1998          $ 9,616           $12,992           $15,886
10/31/1998          $ 9,941           $14,048           $16,447
11/30/1998          $10,552           $14,899           $17,457
12/31/1998          $11,152           $15,757           $18,219
 1/31/1999          $11,232           $16,416           $18,155
 2/28/1999          $ 9,943           $15,906           $18,326
 3/31/1999          $ 9,764           $16,542           $18,763
 4/30/1999          $ 9,106           $17,183           $17,509
 5/31/1999          $ 9,100           $16,777           $17,011
 6/30/1999          $ 9,598           $17,708           $17,795
 7/31/1999          $ 9,711           $17,156           $16,809
 8/31/1999          $ 9,552           $17,071           $17,380
 9/30/1999          $ 9,166           $16,603           $15,976
10/31/1999          $ 9,332           $17,654           $17,739
11/30/1999          $10,023           $18,012           $17,864
12/31/1999          $10,993           $19,073           $16,276
 1/31/2000          $11,843           $18,114           $17,243
 2/29/2000          $14,659           $17,772           $15,455
 3/31/2000          $13,417           $19,509           $16,302
 4/30/2000          $13,211           $18,923           $17,599
 5/31/2000          $13,856           $18,535           $18,580
 6/30/2000          $16,087           $18,992           $20,125
 7/31/2000          $15,503           $18,696           $18,996
 8/31/2000          $17,961           $19,856           $19,127
 9/30/2000          $18,904           $18,808           $20,077
10/31/2000          $18,259           $18,729           $20,814
11/30/2000          $17,256           $17,253           $21,700
12/31/2000          $18,463           $17,338           $22,307
 1/31/2001          $17,267           $17,952           $20,486
 2/28/2001          $16,619           $16,317           $20,536
 3/31/2001          $14,719           $15,284           $19,010
 4/30/2001          $15,993           $16,470           $19,531
 5/31/2001          $16,464           $16,581           $19,770
 6/30/2001          $17,112           $16,177           $18,851
 7/31/2001          $16,309           $16,018           $19,865
 8/31/2001          $16,091           $15,016           $19,162
 9/30/2001          $15,042           $13,804           $19,441
10/31/2001          $15,085           $14,067           $19,347
11/30/2001          $15,549           $15,146           $20,286
12/31/2001          $16,043           $15,279           $19,642
 1/31/2002          $15,275           $15,056           $19,457
 2/28/2002          $14,379           $14,765           $19,534
 3/31/2002          $14,943           $15,321           $19,574
 4/30/2002          $14,203           $14,392           $18,363
 5/31/2002          $13,505           $14,287           $18,013
 6/30/2002          $12,172           $13,269           $16,359
 7/31/2002          $11,248           $12,235           $16,023
 8/31/2002          $11,248           $12,315           $16,221
 9/30/2002          $10,698           $10,978           $15,179
10/31/2002          $10,606           $11,944           $16,090
11/30/2002          $11,008           $12,646           $16,525
12/31/2002          $10,444           $11,903           $15,945
 1/31/2003          $10,246           $11,592           $15,884
 2/28/2003          $ 9,961           $11,418           $15,598
 3/31/2003          $10,327           $11,528           $16,134
 4/30/2003          $10,913           $12,478           $16,698
 5/31/2003          $11,689           $13,134           $17,013
 6/30/2003          $12,173           $13,302           $17,746
 7/31/2003          $12,305           $13,537           $17,492
 8/31/2003          $12,114           $13,800           $16,851
 9/30/2003          $12,246           $13,654           $16,917
10/31/2003          $12,378           $14,426           $17,042
11/30/2003          $12,707           $14,553           $17,327
12/31/2003          $13,359           $15,316           $18,346
 1/31/2004          $13,725           $15,597           $18,850
 2/29/2004          $13,945           $15,813           $19,018
 3/31/2004          $13,769           $15,575           $18,245
 4/30/2004          $13,857           $15,331           $18,810
 5/31/2004          $13,960           $15,541           $18,783
 6/30/2004          $13,967           $15,843           $18,738
 7/31/2004          $13,022           $15,318           $17,729
 8/31/2004          $13,022           $15,380           $18,047
 9/30/2004          $13,176           $15,546           $17,729
10/31/2004          $13,140           $15,784           $17,341
11/30/2004          $13,667           $16,422           $17,646
12/31/2004          $14,604           $16,981           $18,653
 1/31/2005          $14,048           $16,567           $18,063
 2/28/2005          $14,289           $16,916           $18,629
 3/31/2005          $14,048           $16,616           $18,541
 4/30/2005          $14,092           $16,301           $19,170
 5/31/2005          $14,568           $16,820           $19,369
 6/30/2005          $14,758           $16,844           $19,307
 7/31/2005          $15,315           $17,470           $19,753
 8/31/2005          $15,322           $17,311           $19,699
 9/30/2005          $15,198           $17,451           $19,577
10/31/2005          $14,875           $17,160           $19,001
11/30/2005          $15,190           $17,808           $19,204
12/31/2005          $15,425           $17,814           $19,858
 1/31/2006          $16,025           $18,286           $20,152
 2/28/2006          $16,428           $18,335           $20,358
 3/31/2006          $16,406           $18,564           $20,107
 4/30/2006          $16,018           $18,813           $19,475
 5/31/2006          $15,513           $18,272           $19,098
 6/30/2006          $15,461           $18,296           $19,104
 7/31/2006          $15,747           $18,409           $20,154
 8/31/2006          $16,289           $18,846           $20,759
 9/30/2006          $16,084           $19,332           $21,056
10/31/2006          $16,296           $19,961           $21,160
11/30/2006          $16,443           $20,340           $21,097
12/31/2006          $16,582           $20,626           $21,353
 1/31/2007          $17,095           $20,937           $22,014
 2/28/2007          $16,758           $20,529           $21,515
 3/31/2007          $16,868           $20,758           $21,573
 4/30/2007          $17,768           $21,677           $23,123

ENDNOTES

INVESTING IN A NONDIVERSIFIED, GLOBAL FUND CONCENTRATING IN A SINGLE INDUSTRY INVOLVES SPECIAL RISKS SUCH AS EXPOSURE TO CURRENCY FLUCTUATION, POLITICAL UNCERTAINTY AND INCREASED SUSCEPTIBILITY TO ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING HEALTH CARE COMPANIES. THE FUND INVESTS IN BIOTECHNOLOGY COMPANIES, WHICH ARE OFTEN SMALL OR RELATIVELY NEW, AND IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN ONE OF THE MARKET'S MOST VOLATILE SECTORS. SMALLER-COMPANY STOCKS CAN ALSO INVOLVE SPECIAL RISKS ASSOCIATED WITH SMALLER REVENUES AND MARKET SHARE, AND MORE LIMITED PRODUCT LINES, AND CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Health Care Index includes all the companies in the health care industry that are in the S&P 500.


26 | Annual Report

Your Fund's Expenses

FRANKLIN GLOBAL HEALTH CARE FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                              VALUE 11/1/06       VALUE 4/30/07      PERIOD* 11/1/06-4/30/07
-------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,094.50                $ 6.65
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.45                $ 6.41
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,090.30                $10.47
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,014.78                $10.09
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,090.30                $10.47
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,014.78                $10.09
-------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.28%; B: 2.02%; and C: 2.02%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


28 | Annual Report

Franklin Natural Resources Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Natural Resources Fund seeks high total return (total return consists of both capital appreciation and current dividend and interest income) by investing at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services for natural resources companies.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Franklin Natural Resources Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

North America                                     83.1%
Europe                                             6.2%
Latin America                                      2.3%
Australia & New Zealand                            2.0%
Middle East & Africa                               1.3%
Caribbean                                          1.0%
Short-Term Investments & Other Net Assets          4.1%

We are pleased to bring you Franklin Natural Resources Fund's annual report for the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Natural Resources Fund - Class A had a +12.86% cumulative total return for the 12 months under review. The Fund outperformed its narrow benchmark, the Goldman Sachs Natural Resources Index, which returned +8.27%, but underperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 33.


INVESTMENT STRATEGY

We use a fundamental, research-driven approach to identify industries in the natural resources sector that we believe offer the strongest underlying attributes including, but not limited to, favorable supply and demand characteristics, barriers to entry, and pricing power. Within those industries, we seek to identify individual companies that appear to offer the best total return potential. The Fund's holdings are typically concentrated in the energy sector, but also include investments in the metals and mining, chemicals, paper and forest products, and other related sectors.

1. Sources: Goldman Sachs; Standard & Poor's Micropal. The Goldman Sachs Natural Resources Index is a capitalization-weighted index that includes companies in the energy, timber, forestry, paper and agricultural industries. This is a price-only index and does not include dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 68.


                                                              Annual Report | 29

PORTFOLIO BREAKDOWN
Franklin Natural Resources Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Energy Minerals                                   42.6%
Industrial Services                               30.5%
Non-Energy Minerals                               14.1%
Process Industries                                 6.4%
Transportation                                     1.6%
Producer Manufacturing                             0.7%
Short-Term Investments & Other Net Assets          4.1%

MANAGER'S DISCUSSION

Natural resource equities, and metals and mining stocks in particular, posted healthy returns over the year under review as surging commodity prices and increased merger and acquisition activity renewed investor interest. Although still below 2006's record levels, crude oil rebounded in early 2007, reaching $65.71 per barrel by period-end. Natural gas prices were more resilient and increased to $7.70 per thousand cubic feet by period-end, but also experienced periods of weakness in 2006. Both commodities' prices moderated as last summer's relatively mild hurricane season benefited supplies, and a warm start to winter moderated heating demand. However, both commodities strengthened in early 2007 due to a colder-than-normal February and resilient consumer demand.

Prices were relatively stable for most major metals with the exception of copper, which experienced a significant price decline through January, only to rebound strongly by the end of April, driven by a decrease in inventories and tightening supply and demand fundamentals. Several other metals, such as nickel and zinc, experienced significant price increases in the second half of the Fund's fiscal year, driving equity values of many mining companies higher. Another standout was the price of uranium, which increased to record levels as utilities sought to secure supplies in a tightening market. We began investing in uranium producers in late 2005 in anticipation of a strengthening environment and due to our assessment of such companies' attractive production growth potential. These investments performed well over the past year, driven mainly by rising prices and merger and acquisition activity.

Among the most significant contributors to the Fund's performance in the year under review were Chevron, America's second-largest integrated oil company; Southwestern Energy, an oil and natural gas exploration, production, marketing and transportation company operating in five U.S. states; and UrAsia Energy, a Canadian uranium exploration and mining company that operates predominantly in Khazakstan. In addition to benefiting from the rapidly rising price for uranium, UrAsia received an acquisition offer from another Fund holding, SXR Uranium One, in February 2007, driving UrAsia's share price higher. At period-end, the Fund continued to own the combined company, SXR Uranium One, which is now the world's second-largest uranium miner.

From a sector perspective, our investments in energy minerals were some of the best contributors to performance for the period under review. Most notably, our oil and gas production industry holdings benefited performance, where our position in Noble Energy, a natural gas and crude oil producer, was a key contributor. Other major contributors from the sector were oil and gas explorers and producers Kerr-McGee (sold by period-end after the company received


30 | Annual Report
an acquisition offer from Anadarko Petroleum) and Devon Energy, and Exxon Mobil, an industry leader in the energy and petrochemical business. Western Refining, an independent crude oil refiner and marketer of refined products, also helped the Fund's performance.

Many holdings in the non-energy minerals sector also positively affected Fund performance for the period. Within the precious metals industry, our position in Canada-based Rio Narcea Gold Mines, which operates gold and other mines in Europe and Western Africa, drove performance. Toward period-end, Rio Narcea was also positively impacted by an acquisition offer by Vancouver's Lundin Mining. Within other metals and minerals industries, significant contributors were Brazil's Companhia Vale do Rio Doce, the world's top producer of iron ore for steel production, and the aforementioned SXR Uranium One, which explores and develops uranium properties in Canada and Australia.

In contrast, our investments in the coal, contract drilling and industrial specialties industries weighed on the Fund's performance during the fiscal year. Among the Fund's coal holdings in the energy minerals sector, our investment in Alpha Natural Resources, involved in low-sulfur steam coal production predominantly for the electricity markets, fell during the reporting period. Coal markets suffered in 2006 due to softening demand related to weather and rising production and inventory levels. Although our outlook remained positive with respect to the coal sector's long-term supply and demand fundamentals, we subsequently sold the Fund's position in Alpha to focus investment in two larger holdings, Foundation Coal and Peabody Energy, which we believed had better growth potential. In the industrial services sector, shares of Rowan Companies, an offshore drilling rig contractor, declined in value. Rowan suffered, in part, from softening demand in the Gulf of Mexico, rising costs and downtime related to rig mobilizations. In our analysis, some of the issues the company faced were short term in nature, and we therefore continued to hold a position at period-end. Within the process industries sector, Headwaters, a coal, construction materials and alternative energy developer in the industrial specialties industry, detracted from Fund performance. Headwaters performed poorly due to a reduction in its coal treatment business combined with concerns related to a potential softening in its building materials businesses. Although we reduced the Fund's exposure to Headwaters during the fiscal year, in line with our investment strategy, we continued to hold a position due to the company's investments in alternative energy and other developing technologies, which we believe should provide long-term growth potential.

TOP 10 HOLDINGS
Franklin Natural Resources Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Halliburton Co.                                                             3.0%
   INDUSTRIAL SERVICES, U.S.
--------------------------------------------------------------------------------
Devon Energy Corp.                                                          3.0%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                  3.0%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
ConocoPhilips                                                               2.9%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                                 2.7%
   INDUSTRIAL SERVICES, U.S.
--------------------------------------------------------------------------------
Helix Energy Solutions Group Inc.                                           2.7%
   INDUSTRIAL SERVICES, U.S.
--------------------------------------------------------------------------------
Peabody Energy Corp.                                                        2.5%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
Chevron Corp.                                                               2.5%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                     2.4%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.3%
   ENERGY MINERALS, U.S.
--------------------------------------------------------------------------------


                                                              Annual Report | 31

Thank you for your continued participation in Franklin Natural Resources Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Frederick G. Fromm

                        Frederick G. Fromm, CFA
                        Portfolio Manager
                        Franklin Natural Resources Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


32 | Annual Report

Performance Summary as of 4/30/07

FRANKLIN NATURAL RESOURCES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNRX)                                      CHANGE         4/30/07         4/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.92          $37.84          $35.92
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                              $0.2471
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.3964
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $1.8169
----------------------------------------------------------------------------------------------------
   TOTAL                                     $2.4604
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNCRX)                                      CHANGE         4/30/07         4/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$1.79          $37.58          $35.79
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                              $0.0719
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.3964
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $1.8169
----------------------------------------------------------------------------------------------------
   TOTAL                                     $2.2852
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FNRAX)                                CHANGE         4/30/07         4/30/06
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$2.14          $39.71          $37.57
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
----------------------------------------------------------------------------------------------------
Dividend Income                              $0.3452
----------------------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.3964
----------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $1.8169
----------------------------------------------------------------------------------------------------
   TOTAL                                     $2.5585
----------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A 1                                              1-YEAR      5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +12.86%    +148.61%       +235.72%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                           +6.37%     +18.56%        +12.21%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $10,637     $23,425        $31,638
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                      +5.85%     +17.13%        +11.53%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6         1.03%
-------------------------------------------------------------------------------------------------
CLASS C                                                            1-YEAR   INCEPTION (9/1/05)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                          +12.01%        +31.59%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                      +11.01%        +17.98%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                     $11,101        $13,159
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                                 +10.46%        +14.21%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6         1.68%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS 1                                        1-YEAR      5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +13.20%    +153.17%       +258.94%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +13.20%     +20.42%        +13.63%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $11,320     $25,317        $35,894
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                     +12.58%     +18.95%        +12.94%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6         0.70%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


34 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/97-4/30/07) 1

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Franklin Natural                     Goldman Sachs Natural
    Date          Resources Fund       S&P 500 7        Resources Index 7
---------------------------------------------------------------------------
   5/1/1997           $ 9,424           $10,000              $10,000
  5/31/1997           $10,255           $10,608              $10,734
  6/30/1997           $10,360           $11,083              $10,902
  7/31/1997           $10,690           $11,965              $11,809
  8/31/1997           $11,080           $11,295              $11,694
  9/30/1997           $11,902           $11,913              $12,448
 10/31/1997           $11,498           $11,516              $12,110
 11/30/1997           $10,326           $12,048              $11,450
 12/31/1997           $10,277           $12,255              $11,329
  1/31/1998           $ 9,653           $12,391              $10,647
  2/28/1998           $10,169           $13,284              $11,192
  3/31/1998           $10,671           $13,963              $11,599
  4/30/1998           $11,079           $14,104              $11,930
  5/31/1998           $10,198           $13,862              $11,263
  6/30/1998           $ 9,573           $14,424              $10,876
  7/31/1998           $ 8,491           $14,271              $ 9,957
  8/31/1998           $ 6,480           $12,210              $ 8,417
  9/30/1998           $ 7,698           $12,992              $ 9,853
 10/31/1998           $ 8,232           $14,048              $10,118
 11/30/1998           $ 7,619           $14,899              $ 9,728
 12/31/1998           $ 7,602           $15,757              $ 9,539
  1/31/1999           $ 7,232           $16,416              $ 8,887
  2/28/1999           $ 7,015           $15,906              $ 8,689
  3/31/1999           $ 8,079           $16,542              $10,308
  4/30/1999           $ 9,592           $17,183              $11,961
  5/31/1999           $ 9,136           $16,777              $11,408
  6/30/1999           $ 9,786           $17,708              $11,930
  7/31/1999           $10,040           $17,156              $12,013
  8/31/1999           $10,193           $17,071              $12,348
  9/30/1999           $ 9,953           $16,603              $11,873
 10/31/1999           $ 9,502           $17,654              $11,608
 11/30/1999           $ 9,560           $18,012              $11,662
 12/31/1999           $10,150           $19,073              $11,935
  1/31/2000           $ 9,888           $18,114              $11,447
  2/29/2000           $ 9,800           $17,772              $10,908
  3/31/2000           $11,540           $19,509              $12,445
  4/30/2000           $11,460           $18,923              $12,212
  5/31/2000           $12,414           $18,535              $13,072
  6/30/2000           $12,166           $18,992              $12,408
  7/31/2000           $11,322           $18,696              $11,986
  8/31/2000           $12,916           $19,856              $13,244
  9/30/2000           $12,902           $18,808              $13,125
 10/31/2000           $12,028           $18,729              $12,725
 11/30/2000           $11,256           $17,253              $11,980
 12/31/2000           $13,684           $17,338              $13,626
  1/31/2001           $13,193           $17,952              $13,276
  2/28/2001           $13,274           $16,317              $13,142
  3/31/2001           $13,252           $15,284              $12,738
  4/30/2001           $14,159           $16,470              $14,126
  5/31/2001           $14,474           $16,581              $13,853
  6/30/2001           $12,791           $16,177              $12,515
  7/31/2001           $12,315           $16,018              $12,444
  8/31/2001           $11,496           $15,016              $11,971
  9/30/2001           $10,142           $13,804              $10,777
 10/31/2001           $10,779           $14,067              $11,204
 11/30/2001           $10,632           $15,146              $10,830
 12/31/2001           $11,399           $15,279              $11,322
  1/31/2002           $11,069           $15,056              $11,076
  2/28/2002           $11,691           $14,765              $11,527
  3/31/2002           $12,674           $15,321              $12,366
  4/30/2002           $12,726           $14,392              $11,985
  5/31/2002           $12,696           $14,287              $11,879
  6/30/2002           $12,096           $13,269              $11,417
  7/31/2002           $10,184           $12,235              $ 9,927
  8/31/2002           $10,469           $12,315              $10,054
  9/30/2002           $ 9,847           $10,978              $ 9,075
 10/31/2002           $10,087           $11,944              $ 9,241
 11/30/2002           $10,649           $12,646              $ 9,659
 12/31/2002           $10,801           $11,903              $ 9,699
  1/31/2003           $10,335           $11,592              $ 9,463
  2/28/2003           $10,380           $11,418              $ 9,574
  3/31/2003           $10,132           $11,528              $ 9,485
  4/30/2003           $10,229           $12,478              $ 9,569
  5/31/2003           $11,523           $13,134              $10,589
  6/30/2003           $11,440           $13,302              $10,598
  7/31/2003           $10,884           $13,537              $10,357
  8/31/2003           $11,696           $13,800              $10,956
  9/30/2003           $11,433           $13,654              $10,767
 10/31/2003           $11,689           $14,426              $11,117
 11/30/2003           $11,997           $14,553              $11,341
 12/31/2003           $13,499           $15,316              $12,755
  1/31/2004           $13,446           $15,597              $12,501
  2/29/2004           $14,094           $15,813              $13,156
  3/31/2004           $14,222           $15,575              $13,146
  4/30/2004           $14,154           $15,331              $12,879
  5/31/2004           $14,154           $15,541              $12,953
  6/30/2004           $15,140           $15,843              $13,682
  7/31/2004           $15,472           $15,318              $13,937
  8/31/2004           $15,216           $15,380              $13,734
  9/30/2004           $16,593           $15,546              $14,976
 10/31/2004           $16,593           $15,784              $15,035
 11/30/2004           $18,046           $16,422              $16,051
 12/31/2004           $17,715           $16,981              $15,639
  1/31/2005           $17,911           $16,567              $15,815
  2/28/2005           $20,320           $16,916              $17,895
  3/31/2005           $19,612           $16,616              $17,490
  4/30/2005           $18,310           $16,301              $16,435
  5/31/2005           $18,890           $16,820              $16,807
  6/30/2005           $20,109           $16,844              $18,071
  7/31/2005           $21,954           $17,470              $19,260
  8/31/2005           $23,362           $17,311              $20,478
  9/30/2005           $24,875           $17,451              $21,739
 10/31/2005           $23,015           $17,160              $19,934
 11/30/2005           $23,610           $17,808              $20,458
 12/31/2005           $24,358           $17,814              $21,026
  1/31/2006           $27,956           $18,286              $24,041
  2/28/2006           $25,099           $18,335              $21,790
  3/31/2006           $26,395           $18,564              $22,848
  4/30/2006           $28,034           $18,813              $24,339
  5/31/2006           $26,840           $18,272              $23,522
  6/30/2006           $27,058           $18,296              $23,782
  7/31/2006           $27,136           $18,409              $24,252
  8/31/2006           $26,410           $18,846              $23,348
  9/30/2006           $24,740           $19,332              $22,180
 10/31/2006           $26,441           $19,961              $23,173
 11/30/2006           $28,627           $20,340              $24,872
 12/31/2006           $27,826           $20,626              $24,204
  1/31/2007           $27,516           $20,937              $24,069
  2/28/2007           $27,968           $20,529              $23,870
  3/31/2007           $29,640           $20,758              $25,052
  4/30/2007           $31,638           $21,677              $26,352

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS A 1                            4/30/07
--------------------------------------------
1-Year                                +6.37%
--------------------------------------------
5-Year                               +18.56%
--------------------------------------------
10-Year                              +12.21%
--------------------------------------------

CLASS C (9/1/05-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Franklin Natural                     Goldman Sachs Natural
    Date          Resources Fund       S&P 500 7        Resources Index 7
---------------------------------------------------------------------------
   9/1/2005           $10,000           $10,000              $10,000
  9/30/2005           $10,459           $10,081              $10,616
 10/31/2005           $ 9,670           $ 9,913              $ 9,734
 11/30/2005           $ 9,918           $10,287              $ 9,990
 12/31/2005           $10,227           $10,291              $10,267
  1/31/2006           $11,734           $10,564              $11,740
  2/28/2006           $10,529           $10,592              $10,640
  3/31/2006           $11,064           $10,724              $11,157
  4/30/2006           $11,747           $10,868              $11,885
  5/31/2006           $11,238           $10,555              $11,486
  6/30/2006           $11,320           $10,569              $11,613
  7/31/2006           $11,347           $10,635              $11,843
  8/31/2006           $11,038           $10,887              $11,401
  9/30/2006           $10,333           $11,168              $10,831
 10/31/2006           $11,038           $11,531              $11,316
 11/30/2006           $11,938           $11,750              $12,146
 12/31/2006           $11,597           $11,915              $11,819
  1/31/2007           $11,464           $12,095              $11,754
  2/28/2007           $11,643           $11,859              $11,656
  3/31/2007           $12,332           $11,992              $12,234
  4/30/2007           $13,159           $12,523              $12,868

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS C                              4/30/07
--------------------------------------------
1-Year                               +11.01%
--------------------------------------------
Since Inception (9/1/05)             +17.98%
--------------------------------------------


                                                              Annual Report | 35

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
ADVISOR CLASS 1                      4/30/07
--------------------------------------------
1-Year                               +13.20%
--------------------------------------------
5-Year                               +20.42%
--------------------------------------------
10-Year                              +13.63%
--------------------------------------------

ADVISOR CLASS (5/1/97-4/30/07) 1

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin Natural                        Goldman Sachs Natural
    Date         Resources Fund     S&P 500 Index 7       Resources Index 7
-----------------------------------------------------------------------------
   5/1/1997          $10,000            $10,000                $10,000
  5/31/1997          $10,888            $10,608                $10,734
  6/30/1997          $10,995            $11,083                $10,902
  7/31/1997          $11,353            $11,965                $11,809
  8/31/1997          $11,782            $11,295                $11,694
  9/30/1997          $12,648            $11,913                $12,448
 10/31/1997          $12,226            $11,516                $12,110
 11/30/1997          $10,988            $12,048                $11,450
 12/31/1997          $10,926            $12,255                $11,329
  1/31/1998          $10,269            $12,391                $10,647
  2/28/1998          $10,826            $13,284                $11,192
  3/31/1998          $11,376            $13,963                $11,599
  4/30/1998          $11,811            $14,104                $11,930
  5/31/1998          $10,872            $13,862                $11,263
  6/30/1998          $10,214            $14,424                $10,876
  7/31/1998          $ 9,066            $14,271                $ 9,957
  8/31/1998          $ 6,925            $12,210                $ 8,417
  9/30/1998          $ 8,219            $12,992                $ 9,853
 10/31/1998          $ 8,796            $14,048                $10,118
 11/30/1998          $ 8,149            $14,899                $ 9,728
 12/31/1998          $ 8,130            $15,757                $ 9,539
  1/31/1999          $ 7,734            $16,416                $ 8,887
  2/28/1999          $ 7,509            $15,906                $ 8,689
  3/31/1999          $ 8,657            $16,542                $10,308
  4/30/1999          $10,573            $17,183                $11,961
  5/31/1999          $10,077            $16,777                $11,408
  6/30/1999          $10,797            $17,708                $11,930
  7/31/1999          $11,078            $17,156                $12,013
  8/31/1999          $11,258            $17,071                $12,348
  9/30/1999          $10,993            $16,603                $11,873
 10/31/1999          $10,501            $17,654                $11,608
 11/30/1999          $10,563            $18,012                $11,662
 12/31/1999          $11,219            $19,073                $11,935
  1/31/2000          $10,938            $18,114                $11,447
  2/29/2000          $10,836            $17,772                $10,908
  3/31/2000          $12,765            $19,509                $12,445
  4/30/2000          $12,679            $18,923                $12,212
  5/31/2000          $13,741            $18,535                $13,072
  6/30/2000          $13,467            $18,992                $12,408
  7/31/2000          $12,531            $18,696                $11,986
  8/31/2000          $14,311            $19,856                $13,244
  9/30/2000          $14,295            $18,808                $13,125
 10/31/2000          $13,327            $18,729                $12,725
 11/30/2000          $12,484            $17,253                $11,980
 12/31/2000          $15,179            $17,338                $13,626
  1/31/2001          $14,636            $17,952                $13,276
  2/28/2001          $14,731            $16,317                $13,142
  3/31/2001          $14,715            $15,284                $12,738
  4/30/2001          $15,730            $16,470                $14,126
  5/31/2001          $16,076            $16,581                $13,853
  6/30/2001          $14,211            $16,177                $12,515
  7/31/2001          $13,692            $16,018                $12,444
  8/31/2001          $12,787            $15,016                $11,971
  9/30/2001          $11,276            $13,804                $10,777
 10/31/2001          $11,992            $14,067                $11,204
 11/30/2001          $11,827            $15,146                $10,830
 12/31/2001          $12,685            $15,279                $11,322
  1/31/2002          $12,322            $15,056                $11,076
  2/28/2002          $13,024            $14,765                $11,527
  3/31/2002          $14,113            $15,321                $12,366
  4/30/2002          $14,178            $14,392                $11,985
  5/31/2002          $14,153            $14,287                $11,879
  6/30/2002          $13,484            $13,269                $11,417
  7/31/2002          $11,353            $12,235                $ 9,927
  8/31/2002          $11,684            $12,315                $10,054
  9/30/2002          $10,982            $10,978                $ 9,075
 10/31/2002          $11,257            $11,944                $ 9,241
 11/30/2002          $11,886            $12,646                $ 9,659
 12/31/2002          $12,060            $11,903                $ 9,699
  1/31/2003          $11,540            $11,592                $ 9,463
  2/28/2003          $11,597            $11,418                $ 9,574
  3/31/2003          $11,337            $11,528                $ 9,485
  4/30/2003          $11,459            $12,478                $ 9,569
  5/31/2003          $12,904            $13,134                $10,589
  6/30/2003          $12,815            $13,302                $10,598
  7/31/2003          $12,198            $13,537                $10,357
  8/31/2003          $13,116            $13,800                $10,956
  9/30/2003          $12,823            $13,654                $10,767
 10/31/2003          $13,116            $14,426                $11,117
 11/30/2003          $13,457            $14,553                $11,341
 12/31/2003          $15,143            $15,316                $12,755
  1/31/2004          $15,094            $15,597                $12,501
  2/29/2004          $15,827            $15,813                $13,156
  3/31/2004          $15,982            $15,575                $13,146
  4/30/2004          $15,909            $15,331                $12,879
  5/31/2004          $15,909            $15,541                $12,953
  6/30/2004          $17,025            $15,843                $13,682
  7/31/2004          $17,399            $15,318                $13,937
  8/31/2004          $17,114            $15,380                $13,734
  9/30/2004          $18,678            $15,546                $14,976
 10/31/2004          $18,678            $15,784                $15,035
 11/30/2004          $20,324            $16,422                $16,051
 12/31/2004          $19,949            $16,981                $15,639
  1/31/2005          $20,177            $16,567                $15,815
  2/28/2005          $22,898            $16,916                $17,895
  3/31/2005          $22,108            $16,616                $17,490
  4/30/2005          $20,650            $16,301                $16,435
  5/31/2005          $21,301            $16,820                $16,807
  6/30/2005          $22,686            $16,844                $18,071
  7/31/2005          $24,771            $17,470                $19,260
  8/31/2005          $26,376            $17,311                $20,478
  9/30/2005          $28,087            $17,451                $21,739
 10/31/2005          $25,993            $17,160                $19,934
 11/30/2005          $26,669            $17,808                $20,458
 12/31/2005          $27,522            $17,814                $21,026
  1/31/2006          $31,598            $18,286                $24,041
  2/28/2006          $28,374            $18,335                $21,790
  3/31/2006          $29,851            $18,564                $22,848
  4/30/2006          $31,708            $18,813                $24,339
  5/31/2006          $30,383            $18,272                $23,522
  6/30/2006          $30,628            $18,296                $23,782
  7/31/2006          $30,721            $18,409                $24,252
  8/31/2006          $29,910            $18,846                $23,348
  9/30/2006          $28,020            $19,332                $22,180
 10/31/2006          $29,961            $19,961                $23,173
 11/30/2006          $32,434            $20,340                $24,872
 12/31/2006          $31,538            $20,626                $24,204
  1/31/2007          $31,195            $20,937                $24,069
  2/28/2007          $31,710            $20,529                $23,870
  3/31/2007          $33,608            $20,758                $25,052
  4/30/2007          $35,894            $21,677                $26,352

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE NATURAL RESOURCES SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. SMALLER-COMPANY STOCKS CAN ALSO INVOLVE SPECIAL RISKS ASSOCIATED WITH SMALLER REVENUES AND MARKET SHARE, AND MORE LIMITED PRODUCT LINES, AND CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Sources: Standard & Poor's Micropal; Goldman Sachs. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The Goldman Sachs Natural Resources Index is a capitalization-weighted index that includes companies in the energy, timber, forestry, paper and agricultural industries. This is a price-only index and does not include dividends.


36 | Annual Report

Your Fund's Expenses

FRANKLIN NATURAL RESOURCES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 11/01/06     VALUE 4/30/07    PERIOD* 11/01/06-4/30/07
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,196.50              $5.88
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,019.44              $5.41
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,192.10              $9.89
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,015.77              $9.10
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,198.00              $4.47
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,020.73              $4.11
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.08%, C: 1.82% and Advisor: 0.82%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


38 | Annual Report

Franklin Technology Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Technology Fund seeks capital appreciation by investing at least 80% of its net assets in equity securities of companies expected to benefit from the development, advancement and use of technology.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

This annual report for Franklin Technology Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Technology Fund - Class A had a +2.46% cumulative total return for the 12 months under review. The Fund underperformed its broad benchmark, the NASDAQ Composite Index, which returned +9.51%, and underperformed its narrow benchmark, the Merrill Lynch (ML) 100 Technology Index, which had a +6.31% return for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 42.

INVESTMENT STRATEGY

We use a fundamental, research-driven approach, focusing primarily on individual securities to choose companies we believe are positioned for rapid revenue, earnings or asset growth. We look for companies with distinct and sustainable competitive advantages such as a particular marketing niche, proven technology, strong management and industry leadership.

MANAGER'S DISCUSSION

During the year under review, one of the top contributors to Fund performance on an absolute basis, as well as relative to the benchmark ML 100 Technology Index, was WebEx Communications 2 (sold by period-end), a provider of web conferencing systems. Other top contributors included Bharti

1. Source: Standard & Poor's Micropal. The NASDAQ Composite Index measures all domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies. The ML 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts. The index was developed with a base value of 200 as of 1/30/98. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Not part of the ML 100 Technology Index.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 77.


                                                              Annual Report | 39

PORTFOLIO BREAKDOWN
Franklin Technology Fund
Based on Total Net Assets as of 4/30/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Semiconductors                                         16.1%
Internet Software & Services                           11.9%
Telecommunications Equipment                            9.9%
Packaged Software                                       9.2%
Computer Communications                                 7.8%
Data Processing Services                                4.9%
Computer Processing Hardware                            4.3%
Biotechnology                                           3.0%
Specialty Telecommunications                            2.9%
Information Technology Services                         2.9%
Recreational Products                                   2.8%
Electronic Equipment & Instruments                      2.6%
Medical Specialties                                     2.5%
Wireless Communications                                 1.9%
Major Telecommunications                                1.3%
Computer Peripherals                                    1.2%
Other                                                   5.3%
Short-Term Investment & Other Net Assets                9.5%

Airtel 2, one of India's leading providers of telecommunications services, and Cisco Systems, the dominant provider of equipment used to link networks and power the Internet.

From a sector perspective, our investments in the communications sector (not an index component) contributed to the Fund's relative returns. 3 Although much of this sector's gains stemmed from the aforementioned Bharti Airtel, other significant contributors included our positions in mobile technology carrier NII Holdings 2 and broadcast and telecommunications tower management firm American Tower.

The consumer durables sector also contributed to relative performance, where stock selection in the recreational products industry benefited results versus the benchmark. 4 Our investments in video game and entertainment software stocks such as non-index holdings Activision and Nintendo provided solid returns within the group. Health technology sector stocks (not an index component) also played a positive role in the Fund's results, as Celgene (sold by period-end), which develops drugs primarily for cancer and inflammatory diseases, was a top contributor. 5 Also driving sector performance were medical specialties stocks such as non-index components Intuitive Surgical (sold by period-end) and Thermo Fisher Scientific, which posted solid gains during the reporting period.

In contrast, stock selection in the electronic technology sector weighed heavily on the Fund's absolute and relative performance over the fiscal year. 6 Within the semiconductors industry, our holdings in Marvell Technology Group, which offers digital and mixed-signal integrated circuits for data storage and broadband communications applications, and Broadcom, which also makes integrated circuit boards for broadband communications applications, were key detractors for the period.

Additionally, the Fund's relative performance for the period was negatively affected by some holdings in the technology services sector, mainly due to stock selection. 7 Industry performance within the sector was mixed, as our stock selection in the Internet software and services industry provided a

3. The communications sector comprises major telecommunications, specialty telecommunications and wireless communications in the SOI.

4. The consumer durables sector comprises electronics and appliances, and recreational products in the SOI.

5. The health technology sector comprises biotechnology, major pharmaceuticals and medical specialties in the SOI.

6. The electronic technology sector comprises computer communications, computer peripherals, computer processing hardware, electronic components, electronic equipment and instruments, electronic production equipment, semiconductors, and telecommunications equipment in the SOI.

7. The technology services sector comprises packaged software, data processing services, information technology services, and Internet software and services in the SOI.


40 | Annual Report
significant boost to absolute and relative returns, while an underweighted position and stock selection in the packaged software and information technology services industries hurt relative performance. Key detractors included German enterprise resource planning software provider SAP, whose stock declined in value. In addition, a lack of antivirus and security software provider McAfee and Indian IT services provider Satyam Computer Services also hindered relative returns. Similarly, an underweighting in Oracle, and our decision not to own shares of enterprise management software provider BMC Software, hurt the Fund's relative results.

Thank you for your continued participation in Franklin Technology Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]  /s/ J.P. Scandalios

                 J.P. Scandalios
                 Portfolio Manager
                 Franklin Technology Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
Franklin Technology Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Microsemi Corp.                                                             3.7%
   SEMICONDUCTORS
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                          3.2%
   COMPUTER COMMUNICATIONS
--------------------------------------------------------------------------------
Apple Inc.                                                                  3.1%
   COMPUTER PROCESSING HARDWARE
--------------------------------------------------------------------------------
Google Inc., A                                                              3.0%
   INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------
American Tower Corp., A                                                     2.9%
   SPECIALTY TELECOMMUNICATIONS
--------------------------------------------------------------------------------
Microchip Technology Inc.                                                   2.6%
   SEMICONDUCTORS
--------------------------------------------------------------------------------
Corning Inc.                                                                2.5%
   TELECOMMUNICATIONS EQUIPMENT
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                               2.2%
   TELECOMMUNICATIONS EQUIPMENT
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., A                                     2.2%
   INFORMATION TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
VeriSign Inc.                                                               2.1%
   INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------


                                                              Annual Report | 41

Performance Summary as of 4/30/07

FRANKLIN TECHNOLOGY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCAX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.14     $5.83     $5.69
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                              CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.09     $5.58     $5.49
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FFTCX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.09     $5.56     $5.47
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FTERX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.13     $5.79     $5.66
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRTCX)                      CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.17     $5.97     $5.80
--------------------------------------------------------------------------------


42 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------
CLASS A                                         1-YEAR     5-YEAR   INCEPTION (5/1/00)
--------------------------------------------------------------------------------------
Cumulative Total Return 2                        +2.46%    +33.41%        -41.70%
--------------------------------------------------------------------------------------
Average Annual Total Return 3                    -3.48%     +4.67%         -8.20%
--------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $9,652    $12,565         $5,495
--------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -7.28%     +1.18%         -8.83%
--------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   1.76%
--------------------------------------------------------------------------------------
CLASS B                                         1-YEAR     5-YEAR   INCEPTION (5/1/00)
--------------------------------------------------------------------------------------
Cumulative Total Return 2                        +1.64%    +29.40%        -44.10%
--------------------------------------------------------------------------------------
Average Annual Total Return 3                    -2.18%     +4.96%         -7.98%
--------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $9,782    $12,740         $5,590
--------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -5.93%     +1.39%         -8.60%
--------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   2.39%
--------------------------------------------------------------------------------------
CLASS C                                         1-YEAR     5-YEAR   INCEPTION (5/1/00)
--------------------------------------------------------------------------------------
Cumulative Total Return 2                        +1.65%    +29.53%        -44.30%
--------------------------------------------------------------------------------------
Average Annual Total Return 3                    +0.83%     +5.31%         -8.02%
--------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,083    $12,953         $5,570
--------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -3.17%     +1.73%         -8.65%
--------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   2.40%
--------------------------------------------------------------------------------------
CLASS R                                         1-YEAR     5-YEAR   INCEPTION (1/1/02)
--------------------------------------------------------------------------------------
Cumulative Total Return 2                        +2.30%    +32.80%         +8.63%
--------------------------------------------------------------------------------------
Average Annual Total Return 3                    +2.30%     +5.84%         +1.57%
--------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,230    $13,280        $10,863
--------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -1.59%     +2.27%         +0.81%
--------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   1.91%
--------------------------------------------------------------------------------------
ADVISOR CLASS                                   1-YEAR     5-YEAR   INCEPTION (5/1/00)
--------------------------------------------------------------------------------------
Cumulative Total Return 2                        +2.93%    +35.99%        -40.30%
--------------------------------------------------------------------------------------
Average Annual Total Return 3                    +2.93%     +6.34%         -7.11%
--------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,293    $13,599         $5,970
--------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5               -1.21%     +2.72%         -7.74%
--------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6   1.41%
--------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 43

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS A                              4/30/07
--------------------------------------------
1-Year                                -3.48%
--------------------------------------------
5-Year                                +4.67%
--------------------------------------------
Since Inception (5/1/00)              -8.20%
--------------------------------------------

CLASS A (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin Technology                              Merrill Lynch 100
   Date              Fund          NASDAQ Composite Index 7   Technology Index 7
--------------------------------------------------------------------------------
  5/1/2000         $ 9,425                  $10,000                 $10,000
 5/31/2000         $ 8,878                  $ 8,825                 $ 8,739
 6/30/2000         $10,688                  $10,315                 $ 9,943
 7/31/2000         $10,424                  $ 9,796                 $ 9,255
 8/31/2000         $12,290                  $10,940                 $10,893
 9/30/2000         $11,414                  $ 9,555                 $ 9,568
10/31/2000         $10,132                  $ 8,769                 $ 8,563
11/30/2000         $ 7,125                  $ 6,765                 $ 6,150
12/31/2000         $ 7,097                  $ 6,439                 $ 5,811
 1/31/2001         $ 8,115                  $ 7,228                 $ 6,811
 2/28/2001         $ 5,881                  $ 5,612                 $ 4,841
 3/31/2001         $ 4,882                  $ 4,803                 $ 4,068
 4/30/2001         $ 6,032                  $ 5,527                 $ 4,970
 5/31/2001         $ 5,806                  $ 5,513                 $ 4,678
 6/30/2001         $ 5,778                  $ 5,646                 $ 4,697
 7/31/2001         $ 5,297                  $ 5,299                 $ 4,270
 8/31/2001         $ 4,515                  $ 4,725                 $ 3,747
 9/30/2001         $ 3,374                  $ 3,948                 $ 2,776
10/31/2001         $ 4,109                  $ 4,453                 $ 3,301
11/30/2001         $ 4,816                  $ 5,089                 $ 3,926
12/31/2001         $ 4,958                  $ 5,143                 $ 3,919
 1/31/2002         $ 4,835                  $ 5,102                 $ 3,941
 2/28/2002         $ 4,241                  $ 4,571                 $ 3,406
 3/31/2002         $ 4,694                  $ 4,874                 $ 3,802
 4/30/2002         $ 4,119                  $ 4,460                 $ 3,339
 5/31/2002         $ 3,789                  $ 4,270                 $ 3,152
 6/30/2002         $ 3,261                  $ 3,869                 $ 2,637
 7/31/2002         $ 2,893                  $ 3,514                 $ 2,285
 8/31/2002         $ 2,809                  $ 3,480                 $ 2,205
 9/30/2002         $ 2,319                  $ 3,104                 $ 1,808
10/31/2002         $ 2,714                  $ 3,522                 $ 2,203
11/30/2002         $ 3,129                  $ 3,919                 $ 2,689
12/31/2002         $ 2,733                  $ 3,542                 $ 2,291
 1/31/2003         $ 2,780                  $ 3,506                 $ 2,284
 2/28/2003         $ 2,818                  $ 3,553                 $ 2,304
 3/31/2003         $ 2,743                  $ 3,564                 $ 2,287
 4/30/2003         $ 3,007                  $ 3,893                 $ 2,556
 5/31/2003         $ 3,308                  $ 4,244                 $ 2,990
 6/30/2003         $ 3,318                  $ 4,318                 $ 2,975
 7/31/2003         $ 3,506                  $ 4,617                 $ 3,110
 8/31/2003         $ 3,864                  $ 4,819                 $ 3,458
 9/30/2003         $ 3,751                  $ 4,759                 $ 3,340
10/31/2003         $ 4,185                  $ 5,150                 $ 3,742
11/30/2003         $ 4,260                  $ 5,228                 $ 3,861
12/31/2003         $ 4,251                  $ 5,346                 $ 3,868
 1/31/2004         $ 4,458                  $ 5,514                 $ 4,116
 2/29/2004         $ 4,392                  $ 5,420                 $ 4,039
 3/31/2004         $ 4,345                  $ 5,327                 $ 3,925
 4/30/2004         $ 4,006                  $ 5,130                 $ 3,610
 5/31/2004         $ 4,298                  $ 5,311                 $ 3,821
 6/30/2004         $ 4,486                  $ 5,476                 $ 3,935
 7/31/2004         $ 4,025                  $ 5,048                 $ 3,486
 8/31/2004         $ 3,921                  $ 4,920                 $ 3,329
 9/30/2004         $ 4,128                  $ 5,080                 $ 3,497
10/31/2004         $ 4,383                  $ 5,290                 $ 3,751
11/30/2004         $ 4,609                  $ 5,621                 $ 4,016
12/31/2004         $ 4,750                  $ 5,835                 $ 4,145
 1/31/2005         $ 4,458                  $ 5,533                 $ 3,850
 2/28/2005         $ 4,467                  $ 5,509                 $ 3,917
 3/31/2005         $ 4,307                  $ 5,371                 $ 3,806
 4/30/2005         $ 4,090                  $ 5,164                 $ 3,585
 5/31/2005         $ 4,411                  $ 5,563                 $ 3,928
 6/30/2005         $ 4,345                  $ 5,536                 $ 3,835
 7/31/2005         $ 4,590                  $ 5,882                 $ 4,096
 8/31/2005         $ 4,552                  $ 5,798                 $ 4,105
 9/30/2005         $ 4,599                  $ 5,801                 $ 4,211
10/31/2005         $ 4,515                  $ 5,721                 $ 4,075
11/30/2005         $ 4,788                  $ 6,029                 $ 4,331
12/31/2005         $ 4,807                  $ 5,959                 $ 4,388
 1/31/2006         $ 5,203                  $ 6,238                 $ 4,679
 2/28/2006         $ 5,156                  $ 6,177                 $ 4,633
 3/31/2006         $ 5,363                  $ 6,339                 $ 4,779
 4/30/2006         $ 5,363                  $ 6,294                 $ 4,816
 5/31/2006         $ 4,863                  $ 5,910                 $ 4,447
 6/30/2006         $ 4,797                  $ 5,895                 $ 4,347
 7/31/2006         $ 4,524                  $ 5,677                 $ 4,120
 8/31/2006         $ 4,741                  $ 5,933                 $ 4,430
 9/30/2006         $ 4,816                  $ 6,139                 $ 4,590
10/31/2006         $ 4,958                  $ 6,434                 $ 4,708
11/30/2006         $ 5,193                  $ 6,619                 $ 4,886
12/31/2006         $ 5,137                  $ 6,579                 $ 4,860
 1/31/2007         $ 5,174                  $ 6,713                 $ 4,891
 2/28/2007         $ 5,231                  $ 6,589                 $ 4,900
 3/31/2007         $ 5,278                  $ 6,608                 $ 4,874
 4/30/2007         $ 5,495                  $ 6,893                 $ 5,120

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS B                              4/30/07
--------------------------------------------
1-Year                                -2.18%
--------------------------------------------
5-Year                                +4.96%
--------------------------------------------
Since Inception (5/1/00)              -7.98%
--------------------------------------------

CLASS B (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin Technology      NASDAQ Composite     Merrill Lynch 100
   Date                 Fund                  Index 7         Technology Index 7
--------------------------------------------------------------------------------
  5/1/2000            $10,000                $10,000               $10,000
 5/31/2000            $ 9,410                $ 8,825               $ 8,739
 6/30/2000            $11,340                $10,315               $ 9,943
 7/31/2000            $11,040                $ 9,796               $ 9,255
 8/31/2000            $13,020                $10,940               $10,893
 9/30/2000            $12,080                $ 9,555               $ 9,568
10/31/2000            $10,720                $ 8,769               $ 8,563
11/30/2000            $ 7,540                $ 6,765               $ 6,150
12/31/2000            $ 7,500                $ 6,439               $ 5,811
 1/31/2001            $ 8,580                $ 7,228               $ 6,811
 2/28/2001            $ 6,210                $ 5,612               $ 4,841
 3/31/2001            $ 5,150                $ 4,803               $ 4,068
 4/30/2001            $ 6,370                $ 5,527               $ 4,970
 5/31/2001            $ 6,130                $ 5,513               $ 4,678
 6/30/2001            $ 6,090                $ 5,646               $ 4,697
 7/31/2001            $ 5,580                $ 5,299               $ 4,270
 8/31/2001            $ 4,750                $ 4,725               $ 3,747
 9/30/2001            $ 3,550                $ 3,948               $ 2,776
10/31/2001            $ 4,320                $ 4,453               $ 3,301
11/30/2001            $ 5,060                $ 5,089               $ 3,926
12/31/2001            $ 5,210                $ 5,143               $ 3,919
 1/31/2002            $ 5,080                $ 5,102               $ 3,941
 2/28/2002            $ 4,460                $ 4,571               $ 3,406
 3/31/2002            $ 4,920                $ 4,874               $ 3,802
 4/30/2002            $ 4,320                $ 4,460               $ 3,339
 5/31/2002            $ 3,970                $ 4,270               $ 3,152
 6/30/2002            $ 3,420                $ 3,869               $ 2,637
 7/31/2002            $ 3,030                $ 3,514               $ 2,285
 8/31/2002            $ 2,940                $ 3,480               $ 2,205
 9/30/2002            $ 2,420                $ 3,104               $ 1,808
10/31/2002            $ 2,840                $ 3,522               $ 2,203
11/30/2002            $ 3,270                $ 3,919               $ 2,689
12/31/2002            $ 2,860                $ 3,542               $ 2,291
 1/31/2003            $ 2,900                $ 3,506               $ 2,284
 2/28/2003            $ 2,940                $ 3,553               $ 2,304
 3/31/2003            $ 2,860                $ 3,564               $ 2,287
 4/30/2003            $ 3,140                $ 3,893               $ 2,556
 5/31/2003            $ 3,450                $ 4,244               $ 2,990
 6/30/2003            $ 3,460                $ 4,318               $ 2,975
 7/31/2003            $ 3,650                $ 4,617               $ 3,110
 8/31/2003            $ 4,020                $ 4,819               $ 3,458
 9/30/2003            $ 3,890                $ 4,759               $ 3,340
10/31/2003            $ 4,350                $ 5,150               $ 3,742
11/30/2003            $ 4,420                $ 5,228               $ 3,861
12/31/2003            $ 4,410                $ 5,346               $ 3,868
 1/31/2004            $ 4,630                $ 5,514               $ 4,116
 2/29/2004            $ 4,560                $ 5,420               $ 4,039
 3/31/2004            $ 4,500                $ 5,327               $ 3,925
 4/30/2004            $ 4,150                $ 5,130               $ 3,610
 5/31/2004            $ 4,450                $ 5,311               $ 3,821
 6/30/2004            $ 4,640                $ 5,476               $ 3,935
 7/31/2004            $ 4,160                $ 5,048               $ 3,486
 8/31/2004            $ 4,050                $ 4,920               $ 3,329
 9/30/2004            $ 4,260                $ 5,080               $ 3,497
10/31/2004            $ 4,530                $ 5,290               $ 3,751
11/30/2004            $ 4,760                $ 5,621               $ 4,016
12/31/2004            $ 4,900                $ 5,835               $ 4,145
 1/31/2005            $ 4,590                $ 5,533               $ 3,850
 2/28/2005            $ 4,600                $ 5,509               $ 3,917
 3/31/2005            $ 4,430                $ 5,371               $ 3,806
 4/30/2005            $ 4,210                $ 5,164               $ 3,585
 5/31/2005            $ 4,540                $ 5,563               $ 3,928
 6/30/2005            $ 4,460                $ 5,536               $ 3,835
 7/31/2005            $ 4,720                $ 5,882               $ 4,096
 8/31/2005            $ 4,670                $ 5,798               $ 4,105
 9/30/2005            $ 4,720                $ 5,801               $ 4,211
10/31/2005            $ 4,630                $ 5,721               $ 4,075
11/30/2005            $ 4,910                $ 6,029               $ 4,331
12/31/2005            $ 4,920                $ 5,959               $ 4,388
 1/31/2006            $ 5,330                $ 6,238               $ 4,679
 2/28/2006            $ 5,280                $ 6,177               $ 4,633
 3/31/2006            $ 5,480                $ 6,339               $ 4,779
 4/30/2006            $ 5,490                $ 6,294               $ 4,816
 5/31/2006            $ 4,970                $ 5,910               $ 4,447
 6/30/2006            $ 4,900                $ 5,895               $ 4,347
 7/31/2006            $ 4,620                $ 5,677               $ 4,120
 8/31/2006            $ 4,830                $ 5,933               $ 4,430
 9/30/2006            $ 4,910                $ 6,139               $ 4,590
10/31/2006            $ 5,060                $ 6,434               $ 4,708
11/30/2006            $ 5,290                $ 6,619               $ 4,886
12/31/2006            $ 5,230                $ 6,579               $ 4,860
 1/31/2007            $ 5,270                $ 6,713               $ 4,891
 2/28/2007            $ 5,320                $ 6,589               $ 4,900
 3/31/2007            $ 5,370                $ 6,608               $ 4,874
 4/30/2007            $ 5,590                $ 6,893               $ 5,120


44 | Annual Report

CLASS C (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Technology    NASDAQ Composite          Merrill Lynch
   Date               Fund                Index 7         100 Technology Index 7
--------------------------------------------------------------------------------
  5/1/2000          $10,000               $10,000                 $10,000
 5/31/2000          $ 9,400               $ 8,825                 $ 8,739
 6/30/2000          $11,320               $10,315                 $ 9,943
 7/31/2000          $11,010               $ 9,796                 $ 9,255
 8/31/2000          $12,990               $10,940                 $10,893
 9/30/2000          $12,050               $ 9,555                 $ 9,568
10/31/2000          $10,690               $ 8,769                 $ 8,563
11/30/2000          $ 7,520               $ 6,765                 $ 6,150
12/31/2000          $ 7,490               $ 6,439                 $ 5,811
 1/31/2001          $ 8,550               $ 7,228                 $ 6,811
 2/28/2001          $ 6,190               $ 5,612                 $ 4,841
 3/31/2001          $ 5,140               $ 4,803                 $ 4,068
 4/30/2001          $ 6,360               $ 5,527                 $ 4,970
 5/31/2001          $ 6,110               $ 5,513                 $ 4,678
 6/30/2001          $ 6,080               $ 5,646                 $ 4,697
 7/31/2001          $ 5,570               $ 5,299                 $ 4,270
 8/31/2001          $ 4,740               $ 4,725                 $ 3,747
 9/30/2001          $ 3,540               $ 3,948                 $ 2,776
10/31/2001          $ 4,310               $ 4,453                 $ 3,301
11/30/2001          $ 5,050               $ 5,089                 $ 3,926
12/31/2001          $ 5,200               $ 5,143                 $ 3,919
 1/31/2002          $ 5,070               $ 5,102                 $ 3,941
 2/28/2002          $ 4,450               $ 4,571                 $ 3,406
 3/31/2002          $ 4,910               $ 4,874                 $ 3,802
 4/30/2002          $ 4,300               $ 4,460                 $ 3,339
 5/31/2002          $ 3,960               $ 4,270                 $ 3,152
 6/30/2002          $ 3,410               $ 3,869                 $ 2,637
 7/31/2002          $ 3,020               $ 3,514                 $ 2,285
 8/31/2002          $ 2,940               $ 3,480                 $ 2,205
 9/30/2002          $ 2,420               $ 3,104                 $ 1,808
10/31/2002          $ 2,830               $ 3,522                 $ 2,203
11/30/2002          $ 3,260               $ 3,919                 $ 2,689
12/31/2002          $ 2,850               $ 3,542                 $ 2,291
 1/31/2003          $ 2,900               $ 3,506                 $ 2,284
 2/28/2003          $ 2,930               $ 3,553                 $ 2,304
 3/31/2003          $ 2,850               $ 3,564                 $ 2,287
 4/30/2003          $ 3,130               $ 3,893                 $ 2,556
 5/31/2003          $ 3,440               $ 4,244                 $ 2,990
 6/30/2003          $ 3,450               $ 4,318                 $ 2,975
 7/31/2003          $ 3,640               $ 4,617                 $ 3,110
 8/31/2003          $ 4,000               $ 4,819                 $ 3,458
 9/30/2003          $ 3,880               $ 4,759                 $ 3,340
10/31/2003          $ 4,330               $ 5,150                 $ 3,742
11/30/2003          $ 4,410               $ 5,228                 $ 3,861
12/31/2003          $ 4,390               $ 5,346                 $ 3,868
 1/31/2004          $ 4,610               $ 5,514                 $ 4,116
 2/29/2004          $ 4,540               $ 5,420                 $ 4,039
 3/31/2004          $ 4,490               $ 5,327                 $ 3,925
 4/30/2004          $ 4,140               $ 5,130                 $ 3,610
 5/31/2004          $ 4,440               $ 5,311                 $ 3,821
 6/30/2004          $ 4,620               $ 5,476                 $ 3,935
 7/31/2004          $ 4,150               $ 5,048                 $ 3,486
 8/31/2004          $ 4,040               $ 4,920                 $ 3,329
 9/30/2004          $ 4,250               $ 5,080                 $ 3,497
10/31/2004          $ 4,510               $ 5,290                 $ 3,751
11/30/2004          $ 4,740               $ 5,621                 $ 4,016
12/31/2004          $ 4,880               $ 5,835                 $ 4,145
 1/31/2005          $ 4,580               $ 5,533                 $ 3,850
 2/28/2005          $ 4,590               $ 5,509                 $ 3,917
 3/31/2005          $ 4,420               $ 5,371                 $ 3,806
 4/30/2005          $ 4,200               $ 5,164                 $ 3,585
 5/31/2005          $ 4,520               $ 5,563                 $ 3,928
 6/30/2005          $ 4,450               $ 5,536                 $ 3,835
 7/31/2005          $ 4,700               $ 5,882                 $ 4,096
 8/31/2005          $ 4,660               $ 5,798                 $ 4,105
 9/30/2005          $ 4,700               $ 5,801                 $ 4,211
10/31/2005          $ 4,620               $ 5,721                 $ 4,075
11/30/2005          $ 4,890               $ 6,029                 $ 4,331
12/31/2005          $ 4,910               $ 5,959                 $ 4,388
 1/31/2006          $ 5,310               $ 6,238                 $ 4,679
 2/28/2006          $ 5,260               $ 6,177                 $ 4,633
 3/31/2006          $ 5,470               $ 6,339                 $ 4,779
 4/30/2006          $ 5,470               $ 6,294                 $ 4,816
 5/31/2006          $ 4,950               $ 5,910                 $ 4,447
 6/30/2006          $ 4,880               $ 5,895                 $ 4,347
 7/31/2006          $ 4,600               $ 5,677                 $ 4,120
 8/31/2006          $ 4,810               $ 5,933                 $ 4,430
 9/30/2006          $ 4,890               $ 6,139                 $ 4,590
10/31/2006          $ 5,040               $ 6,434                 $ 4,708
11/30/2006          $ 5,270               $ 6,619                 $ 4,886
12/31/2006          $ 5,210               $ 6,579                 $ 4,860
 1/31/2007          $ 5,250               $ 6,713                 $ 4,891
 2/28/2007          $ 5,300               $ 6,589                 $ 4,900
 3/31/2007          $ 5,350               $ 6,608                 $ 4,874
 4/30/2007          $ 5,570               $ 6,893                 $ 5,120

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS C                              4/30/07
--------------------------------------------
1-Year                                +0.83%
--------------------------------------------
5-Year                                +5.31%
--------------------------------------------
Since Inception (5/1/00)              -8.02%
--------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Technology       NASDAQ Composite      Merrill Lynch 100
   Date               Fund                   Index 7          Technology Index 7
--------------------------------------------------------------------------------
  1/1/2002          $10,000                  $10,000               $10,000
 1/31/2002          $ 9,606                  $ 9,921               $10,055
 2/28/2002          $ 8,443                  $ 8,887               $ 8,691
 3/31/2002          $ 9,325                  $ 9,476               $ 9,701
 4/30/2002          $ 8,180                  $ 8,672               $ 8,518
 5/31/2002          $ 7,524                  $ 8,302               $ 8,042
 6/30/2002          $ 6,473                  $ 7,522               $ 6,730
 7/31/2002          $ 5,741                  $ 6,832               $ 5,830
 8/31/2002          $ 5,591                  $ 6,767               $ 5,626
 9/30/2002          $ 4,597                  $ 6,035               $ 4,614
10/31/2002          $ 5,384                  $ 6,848               $ 5,620
11/30/2002          $ 6,210                  $ 7,621               $ 6,860
12/31/2002          $ 5,441                  $ 6,887               $ 5,846
 1/31/2003          $ 5,534                  $ 6,816               $ 5,827
 2/28/2003          $ 5,591                  $ 6,908               $ 5,878
 3/31/2003          $ 5,441                  $ 6,931               $ 5,835
 4/30/2003          $ 5,966                  $ 7,569               $ 6,520
 5/31/2003          $ 6,585                  $ 8,252               $ 7,629
 6/30/2003          $ 6,604                  $ 8,395               $ 7,591
 7/31/2003          $ 6,960                  $ 8,978               $ 7,935
 8/31/2003          $ 7,674                  $ 9,371               $ 8,823
 9/30/2003          $ 7,429                  $ 9,253               $ 8,521
10/31/2003          $ 8,293                  $10,013               $ 9,548
11/30/2003          $ 8,443                  $10,166               $ 9,853
12/31/2003          $ 8,424                  $10,394               $ 9,870
 1/31/2004          $ 8,836                  $10,722               $10,502
 2/29/2004          $ 8,724                  $10,538               $10,305
 3/31/2004          $ 8,611                  $10,357               $10,013
 4/30/2004          $ 7,955                  $ 9,975               $ 9,211
 5/31/2004          $ 8,536                  $10,326               $ 9,749
 6/30/2004          $ 8,893                  $10,647               $10,041
 7/31/2004          $ 7,974                  $ 9,816               $ 8,893
 8/31/2004          $ 7,767                  $ 9,567               $ 8,494
 9/30/2004          $ 8,180                  $ 9,877               $ 8,923
10/31/2004          $ 8,686                  $10,286               $ 9,570
11/30/2004          $ 9,136                  $10,929               $10,247
12/31/2004          $ 9,418                  $11,346               $10,575
 1/31/2005          $ 8,836                  $10,758               $ 9,824
 2/28/2005          $ 8,855                  $10,712               $ 9,995
 3/31/2005          $ 8,536                  $10,444               $ 9,710
 4/30/2005          $ 8,105                  $10,041               $ 9,146
 5/31/2005          $ 8,743                  $10,817               $10,023
 6/30/2005          $ 8,593                  $10,765               $ 9,786
 7/31/2005          $ 9,099                  $11,437               $10,451
 8/31/2005          $ 9,005                  $11,274               $10,475
 9/30/2005          $ 9,099                  $11,279               $10,745
10/31/2005          $ 8,949                  $11,123               $10,396
11/30/2005          $ 9,475                  $11,724               $11,050
12/31/2005          $ 9,512                  $11,587               $11,196
 1/31/2006          $10,300                  $12,129               $11,939
 2/28/2006          $10,206                  $12,011               $11,821
 3/31/2006          $10,600                  $12,326               $12,193
 4/30/2006          $10,619                  $12,238               $12,288
 5/31/2006          $ 9,625                  $11,492               $11,346
 6/30/2006          $ 9,493                  $11,462               $11,092
 7/31/2006          $ 8,949                  $11,039               $10,513
 8/31/2006          $ 9,362                  $11,536               $11,303
 9/30/2006          $ 9,512                  $11,936               $11,711
10/31/2006          $ 9,812                  $12,511               $12,011
11/30/2006          $10,262                  $12,870               $12,467
12/31/2006          $10,150                  $12,792               $12,399
 1/31/2007          $10,225                  $13,053               $12,480
 2/28/2007          $10,337                  $12,811               $12,502
 3/31/2007          $10,431                  $12,849               $12,435
 4/30/2007          $10,863                  $13,402               $13,063

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS R                              4/30/07
--------------------------------------------
1-Year                                +2.30%
--------------------------------------------
5-Year                                +5.84%
--------------------------------------------
Since Inception (1/1/02)              +1.57%
--------------------------------------------


                                                              Annual Report | 45

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
ADVISOR CLASS                        4/30/07
--------------------------------------------
1-Year                                +2.93%
--------------------------------------------
5-Year                                +6.34%
--------------------------------------------
Since Inception (5/1/00)              -7.11%
--------------------------------------------

ADVISOR CLASS (5/1/00-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Technology       NASDAQ Composite      Merrill Lynch 100
   Date               Fund                  Index 7           Technology Index 7
--------------------------------------------------------------------------------
  5/1/2000          $10,000                 $10,000                $10,000
 5/31/2000          $ 9,410                 $ 8,825                $ 8,739
 6/30/2000          $11,340                 $10,315                $ 9,943
 7/31/2000          $11,060                 $ 9,796                $ 9,255
 8/31/2000          $13,050                 $10,940                $10,893
 9/30/2000          $12,110                 $ 9,555                $ 9,568
10/31/2000          $10,760                 $ 8,769                $ 8,563
11/30/2000          $ 7,570                 $ 6,765                $ 6,150
12/31/2000          $ 7,540                 $ 6,439                $ 5,811
 1/31/2001          $ 8,620                 $ 7,228                $ 6,811
 2/28/2001          $ 6,250                 $ 5,612                $ 4,841
 3/31/2001          $ 5,190                 $ 4,803                $ 4,068
 4/30/2001          $ 6,420                 $ 5,527                $ 4,970
 5/31/2001          $ 6,180                 $ 5,513                $ 4,678
 6/30/2001          $ 6,150                 $ 5,646                $ 4,697
 7/31/2001          $ 5,640                 $ 5,299                $ 4,270
 8/31/2001          $ 4,810                 $ 4,725                $ 3,747
 9/30/2001          $ 3,600                 $ 3,948                $ 2,776
10/31/2001          $ 4,380                 $ 4,453                $ 3,301
11/30/2001          $ 5,130                 $ 5,089                $ 3,926
12/31/2001          $ 5,290                 $ 5,143                $ 3,919
 1/31/2002          $ 5,160                 $ 5,102                $ 3,941
 2/28/2002          $ 4,530                 $ 4,571                $ 3,406
 3/31/2002          $ 5,010                 $ 4,874                $ 3,802
 4/30/2002          $ 4,390                 $ 4,460                $ 3,339
 5/31/2002          $ 4,050                 $ 4,270                $ 3,152
 6/30/2002          $ 3,490                 $ 3,869                $ 2,637
 7/31/2002          $ 3,090                 $ 3,514                $ 2,285
 8/31/2002          $ 3,010                 $ 3,480                $ 2,205
 9/30/2002          $ 2,480                 $ 3,104                $ 1,808
10/31/2002          $ 2,900                 $ 3,522                $ 2,203
11/30/2002          $ 3,340                 $ 3,919                $ 2,689
12/31/2002          $ 2,930                 $ 3,542                $ 2,291
 1/31/2003          $ 2,980                 $ 3,506                $ 2,284
 2/28/2003          $ 3,020                 $ 3,553                $ 2,304
 3/31/2003          $ 2,940                 $ 3,564                $ 2,287
 4/30/2003          $ 3,220                 $ 3,893                $ 2,556
 5/31/2003          $ 3,550                 $ 4,244                $ 2,990
 6/30/2003          $ 3,560                 $ 4,318                $ 2,975
 7/31/2003          $ 3,760                 $ 4,617                $ 3,110
 8/31/2003          $ 4,140                 $ 4,819                $ 3,458
 9/30/2003          $ 4,020                 $ 4,759                $ 3,340
10/31/2003          $ 4,490                 $ 5,150                $ 3,742
11/30/2003          $ 4,570                 $ 5,228                $ 3,861
12/31/2003          $ 4,560                 $ 5,346                $ 3,868
 1/31/2004          $ 4,790                 $ 5,514                $ 4,116
 2/29/2004          $ 4,720                 $ 5,420                $ 4,039
 3/31/2004          $ 4,670                 $ 5,327                $ 3,925
 4/30/2004          $ 4,310                 $ 5,130                $ 3,610
 5/31/2004          $ 4,630                 $ 5,311                $ 3,821
 6/30/2004          $ 4,820                 $ 5,476                $ 3,935
 7/31/2004          $ 4,330                 $ 5,048                $ 3,486
 8/31/2004          $ 4,220                 $ 4,920                $ 3,329
 9/30/2004          $ 4,440                 $ 5,080                $ 3,497
10/31/2004          $ 4,730                 $ 5,290                $ 3,751
11/30/2004          $ 4,970                 $ 5,621                $ 4,016
12/31/2004          $ 5,120                 $ 5,835                $ 4,145
 1/31/2005          $ 4,810                 $ 5,533                $ 3,850
 2/28/2005          $ 4,820                 $ 5,509                $ 3,917
 3/31/2005          $ 4,650                 $ 5,371                $ 3,806
 4/30/2005          $ 4,410                 $ 5,164                $ 3,585
 5/31/2005          $ 4,760                 $ 5,563                $ 3,928
 6/30/2005          $ 4,680                 $ 5,536                $ 3,835
 7/31/2005          $ 4,960                 $ 5,882                $ 4,096
 8/31/2005          $ 4,910                 $ 5,798                $ 4,105
 9/30/2005          $ 4,960                 $ 5,801                $ 4,211
10/31/2005          $ 4,880                 $ 5,721                $ 4,075
11/30/2005          $ 5,170                 $ 6,029                $ 4,331
12/31/2005          $ 5,190                 $ 5,959                $ 4,388
 1/31/2006          $ 5,620                 $ 6,238                $ 4,679
 2/28/2006          $ 5,570                 $ 6,177                $ 4,633
 3/31/2006          $ 5,800                 $ 6,339                $ 4,779
 4/30/2006          $ 5,800                 $ 6,294                $ 4,816
 5/31/2006          $ 5,260                 $ 5,910                $ 4,447
 6/30/2006          $ 5,190                 $ 5,895                $ 4,347
 7/31/2006          $ 4,900                 $ 5,677                $ 4,120
 8/31/2006          $ 5,130                 $ 5,933                $ 4,430
 9/30/2006          $ 5,210                 $ 6,139                $ 4,590
10/31/2006          $ 5,380                 $ 6,434                $ 4,708
11/30/2006          $ 5,630                 $ 6,619                $ 4,886
12/31/2006          $ 5,570                 $ 6,579                $ 4,860
 1/31/2007          $ 5,620                 $ 6,713                $ 4,891
 2/28/2007          $ 5,680                 $ 6,589                $ 4,900
 3/31/2007          $ 5,730                 $ 6,608                $ 4,874
 4/30/2007          $ 5,970                 $ 6,893                $ 5,120

ENDNOTES

TECHNOLOGY STOCKS HAVE HISTORICALLY BEEN VOLATILE IN PRICE, ESPECIALLY OVER THE SHORT TERM, DUE TO THE RAPID PACE OF PRODUCT CHANGE AND DEVELOPMENT. BECAUSE THE FUND FOCUSES EXCLUSIVELY ON TECHNOLOGY COMPANIES, IT CARRIES GREATER RISKS OF ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING THESE COMPANIES THAN A MORE BROADLY INVESTED FUND. THE FUND'S INVESTMENTS IN SMALLER-COMPANY STOCKS ALSO INVOLVE SPECIAL RISKS, SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND SMALL MARKET SHARE. THE FUND MAY ALSO INVEST UP TO 35% OF ITS ASSETS IN FOREIGN COMPANIES, WHICH MAY BE AFFECTED BY POLITICAL UNCERTAINTY AND CURRENCY FLUCTUATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:       These shares have higher annual fees and expenses than Class
               A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager and administrator increased the Fund's total returns. If the manager and administrator had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The NASDAQ Composite Index measures all domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies. The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts. The index was developed with a base value of 200 as of 1/30/98.


46 | Annual Report

Your Fund's Expenses

FRANKLIN TECHNOLOGY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 47

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------------------
                                                     BEGINNING ACCOUNT         ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                                VALUE 11/01/06           VALUE 4/30/07      PERIOD* 11/01/06-4/30/07
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000                $1,108.40                   $ 9.83
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000                $1,015.47                   $ 9.39
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000                $1,104.70                   $13.15
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000                $1,012.30                   $12.57
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000                $1,105.20                   $13.21
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000                $1,012.25                   $12.62
-----------------------------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000                $1,107.10                   $10.61
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000                $1,014.73                   $10.14
-----------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000                $1,109.70                   $ 8.00
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000                $1,017.21                   $ 7.65
-----------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.88%; B: 2.52%; C: 2.53%; R: 2.03%; and Advisor: 1.53%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


48 | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

                                                          --------------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
CLASS A                                                       2007           2006           2005           2004         2003
                                                          --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $  56.44       $  46.05       $  53.26       $  37.26     $  42.72
                                                          --------------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b .....................      (0.57)         (0.59)         (0.58)         (0.55)       (0.44)

   Net realized and unrealized gains (losses) .........       8.66          10.98          (6.63)         16.55        (5.02)
                                                          --------------------------------------------------------------------
Total from investment operations ......................       8.09          10.39          (7.21)         16.00        (5.46)
                                                          --------------------------------------------------------------------
Redemption fees .......................................         -- d           -- d           -- d           --           --
                                                          --------------------------------------------------------------------
Net asset value, end of year ..........................   $  64.53       $  56.44       $  46.05       $  53.26     $  37.26
                                                          ====================================================================

Total return c ........................................      14.39%         22.50%        (13.54)%        42.98%      (12.80)%

RATIOS TO AVERAGE NET ASSETS

Expenses ..............................................       1.35% e        1.25% e        1.29% e        1.28%        1.57%

Net investment income (loss) ..........................      (1.01)%        (1.06)%        (1.17)%        (1.17)%      (1.28)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $457,390       $510,700       $485,909       $683,439     $510,107

Portfolio turnover rate ...............................      42.08%         37.38%         34.34%         59.39%       47.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                             COUNTRY      SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.1%
      COMMON STOCKS AND WARRANTS 91.6%
      BIOTECHNOLOGY 75.1%
    a 3SBio Inc., ADR ............................................................       China            70,700       $     714,070
    a Acadia Pharmaceuticals Inc. ................................................   United States       109,300           1,493,038
    a Advanced Life Sciences Holdings Inc. .......................................   United States       662,200           2,357,432
    a AEterna Zentaris Inc. ......................................................       Canada          328,500           1,192,455
    a Affymax Inc. ...............................................................   United States        74,000           2,624,040
    a Alkermes Inc. ..............................................................   United States        95,200           1,564,136
    a Ambrilla Biopharma Inc. ....................................................       Canada          224,400             562,062
    b Amgen Inc. .................................................................   United States       372,800          23,911,392
    a ARIAD Pharmaceuticals Inc. .................................................   United States       253,900           1,170,479
    a Avexa Ltd. .................................................................     Australia       6,369,424           3,781,984
    a Biogen Idec Inc. ...........................................................   United States       497,122          23,469,130
    a BioMarin Pharmaceutical Inc. ...............................................   United States       126,300           2,041,008
    a Cadence Pharmaceuticals Inc. ...............................................   United States       137,300           2,227,006
    a Cardiome Pharma Corp. ......................................................       Canada          405,128           3,787,947
    a Celgene Corp. ..............................................................   United States       710,800          43,472,528
    a Cephalon Inc. ..............................................................   United States        46,700           3,717,787
    a Critical Therapeutics Inc. .................................................   United States       617,880           1,068,932
a,c,d Critical Therapeutics Inc., wts., 10/26/11 .................................   United States       279,590             137,279
    a Dyax Corp. .................................................................   United States       333,300           1,533,180
    a Exelixis Inc. ..............................................................   United States       234,400           2,517,456
    a Genentech Inc. .............................................................   United States       398,000          31,836,020
  a,b Gentium SpA, ADR ...........................................................       Italy           183,100           3,345,237
    a Genzyme Corp. ..............................................................   United States       536,400          35,032,284
    a Gilead Sciences Inc. .......................................................   United States       493,700          40,345,164
    a Human Genome Sciences Inc. .................................................   United States       290,100           3,124,377
    a Indevus Pharmaceuticals Inc. ...............................................   United States       841,000           6,063,610
    a InterMune Inc. .............................................................   United States        54,400           1,572,704
  a,b Ista Pharmaceuticals Inc. ..................................................   United States       262,200           2,501,388
    a Keryx Biopharmaceuticals Inc. ..............................................   United States       690,300           7,041,060
    a Kosan Biosciences Inc. .....................................................   United States       970,591           5,580,898
    a MannKind Corp. .............................................................   United States       170,600           2,480,524
    a Medarex Inc. ...............................................................   United States       343,400           4,701,146
    a The Medicines Co. ..........................................................   United States       291,700           6,644,926
    a Medicure Inc. ..............................................................       Canada          531,700             699,416
    a Myriad Genetics Inc. .......................................................   United States       231,100           8,446,705
    a Onyx Pharmaceuticals Inc. ..................................................   United States       215,200           5,758,752
  a,e Orexigen Therapeutics Inc. .................................................   United States       202,100           2,839,505
    a Panacos Pharmaceuticals Inc. ...............................................   United States       280,400           1,334,704
    a PDL BioPharma Inc. .........................................................   United States       690,000          17,429,400
    a Renovis Inc. ...............................................................   United States       774,700           3,013,583
    a Seattle Genetics Inc. ......................................................   United States       131,900           1,254,369
    a Sequenom Inc. ..............................................................   United States       753,600           2,780,784
    a Theravance Inc. ............................................................   United States       140,800           4,664,704
    a Vanda Pharmaceuticals Inc. .................................................   United States       125,200           2,693,052
    a VaxGen Inc. ................................................................   United States       437,650             831,535
    a Vertex Pharmaceuticals Inc. ................................................   United States       221,300           6,802,762


50 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                             COUNTRY      SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      BIOTECHNOLOGY (CONTINUED)
    a Vion Pharmaceuticals Inc. ..................................................   United States     1,195,000        $  2,294,400
    a ViroPharma Inc. ............................................................   United States       307,800           4,641,624
    a XenoPort Inc. ..............................................................   United States       103,300           4,428,471
                                                                                                                        ------------
                                                                                                                         343,526,445
                                                                                                                        ------------

      MEDICAL SPECIALTIES 4.3%
    a Advanced Magnetics Inc. ....................................................   United States        67,700           4,454,660
    a Applera Corp - Celera Group ................................................   United States       159,700           2,235,800
    a Cypress Bioscience Inc. ....................................................   United States       224,100           2,041,551
  a,b Nektar Therapeutics ........................................................   United States       183,600           2,271,132
  a,b Penwest Pharmaceuticals Co. ................................................   United States       369,400           4,425,412
    a Repros Therapeutics Inc. ...................................................   United States       364,100           4,394,687
                                                                                                                        ------------
                                                                                                                          19,823,242
                                                                                                                        ------------

      OTHER PHARMACEUTICALS 12.2%
    a ArQule Inc. ................................................................   United States       469,209           4,119,655
  a,b Coley Pharmaceutical Group Inc. ............................................   United States       187,700           1,865,738
  a,f CytRx Corp., 144A ..........................................................   United States       443,000           1,639,313
    a Endo Pharmaceuticals Holdings Inc. .........................................   United States       142,500           4,408,950
    a Inspire Pharmaceuticals Inc. ...............................................   United States       842,723           6,446,831
    a Iomai Corp. ................................................................   United States       288,600           1,448,772
    a Labopharm Inc. .............................................................       Canada          258,200           1,812,215
    a Pharmion Corp. .............................................................   United States       149,600           4,531,384
    a POZEN Inc. .................................................................   United States       353,481           5,150,218
    a Sepracor Inc. ..............................................................   United States       208,800          11,208,384
    a Somaxon Pharmaceuticals Inc. ...............................................   United States       151,100           2,759,086
      Teva Pharmaceutical Industries Ltd., ADR ...................................       Israel          117,900           4,516,749
    a VIVUS Inc. .................................................................   United States     1,105,000           5,944,900
                                                                                                                        ------------
                                                                                                                          55,852,195
                                                                                                                        ------------

      TOTAL COMMON STOCKS AND WARRANTS (COST $265,728,071) .......................                                       419,201,882
                                                                                                                        ------------

      CONVERTIBLE PREFERRED STOCK (COST $5,065,937) 1.5%
      BIOTECHNOLOGY 1.5%
a,c,d Fibrogen Inc., cvt. pfd., E ................................................   United States     1,128,271           6,780,909
                                                                                                                        ------------

      TOTAL LONG TERM INVESTMENTS (COST $270,794,008) ............................                                       425,982,791
                                                                                                                        ------------

      SHORT TERM INVESTMENTS 9.0%
      MONEY MARKET FUND (COST $35,906,646) 7.8%
    g Franklin Institutional Fiduciary Trust Money Market
      Portfolio, 5.01% ...........................................................   United States    35,906,646          35,906,646
                                                                                                                        ------------


                                                              Annual Report | 51

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                           COUNTRY      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     h INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.2%
     i REPURCHASE AGREEMENTS 1.2%
       Bank of America Securities LLC, 5.24%, 5/01/07 (Maturity Value $902,131)
          Collateralized by U.S. Government Agency Securities, 5.00%,
          6/01/35 - 7/01/35 ......................................................  United States      $  902,000      $    902,000
       Barclays Capital Inc., 5.24%, 5/01/07 (Maturity Value $558,081)
          Collateralized by U.S. Government Agency Securities, 3.50% - 15.00%,
          5/01/07 - 5/01/47 ......................................................  United States         558,000           558,000
       Deutsche Bank Securities Inc., 5.24%, 5/01/07 (Maturity Value $818,119)
          Collateralized by U.S. Government Agency Securities, 4.50% - 9.50%,
          6/01/17 - 4/01/37 ......................................................  United States         818,000           818,000
       J. P. Morgan Securities Inc., 5.11%, 5/01/07 (Maturity Value $1,000,142)
          Collateralized by U.S. Treasury Note, 2.375%, 4/15/11 ..................  United States       1,000,000         1,000,000
       Merrill Lynch Government Securities Inc., 5.20%, 5/01/07
          (Maturity Value $894,129) Collateralized by U.S. Government Agency
          Securities, 2.50% - 7.375%, 5/15/07 - 8/06/38 and j U.S. Government
          Agency Discount Notes, 5/15/07 - 6/09/33 ...............................  United States         894,000           894,000
       Morgan Stanley & Co. Inc., 5.25%, 5/01/07 (Maturity Value $1,117,163)
          Collateralized by U.S. Government Agency Securities, 3.00% - 12.00%,
          7/01/07 - 5/01/47 ......................................................  United States       1,117,000         1,117,000
                                                                                                                       ------------

       TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
          LOANED SECURITIES (COST $5,289,000) ....................................                                        5,289,000
                                                                                                                       ------------

       TOTAL SHORT TERM INVESTMENTS (COST $41,195,646) ...........................                                       41,195,646
                                                                                                                       ------------

       TOTAL INVESTMENTS (COST $311,989,654) 102.1% ..............................                                      467,178,437
       OTHER ASSETS, LESS LIABILITIES (2.1)% .....................................                                       (9,788,004)
                                                                                                                       ------------

       NET ASSETS 100.0% .........................................................                                     $457,390,433
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 80.

a     Non-income producing for the twelve months ended April 30, 2007.

b     A portion or all of the security is on loan as of April 30, 2007. See Note
      1(f).

c     See Note 8 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $6,918,188, representing 1.51% of net assets.

e See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the value of this security was $1,639,313, representing 0.36% of net assets.

g See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

h     See Note 1(f) regarding securities on loan.

i     See Note 1(c) regarding repurchase agreements.

j A portion of the security is traded on a discount basis with no stated coupon rate.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN GLOBAL COMMUNICATIONS FUND

                                                                   ----------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS A                                                               2007          2006          2005          2004         2003
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................    $ 11.46       $  7.94       $  7.63       $  5.92      $  6.85
                                                                   ----------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b .............................      (0.11)        (0.04)           -- d          -- d         -- d

   Net realized and unrealized gains (losses) .................       2.01          3.66          0.33          1.71        (0.93)
                                                                   ----------------------------------------------------------------
Total from investment operations ..............................       1.90          3.62          0.33          1.71        (0.93)
                                                                   ----------------------------------------------------------------
Less distributions from net investment income .................         --         (0.10)        (0.02)           --           --
                                                                   ----------------------------------------------------------------
Redemption fees ...............................................         -- d          -- d          -- d          --           --
                                                                   ----------------------------------------------------------------
Net asset value, end of year ..................................    $ 13.36       $ 11.46       $  7.94       $  7.63      $  5.92
                                                                   ================================================================

Total return c ................................................      16.58%        45.70%         4.32%        28.89%      (13.58)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................................       1.42% e       1.40% e       1.47% e       1.47%        1.67%

Net investment income (loss) ..................................      (0.96)%       (0.40)%        0.04%        (0.03)%      (0.05)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................    $74,026       $69,746       $49,926       $59,702      $53,722

Portfolio turnover rate .......................................     121.15%       149.34%       171.40%       137.83%       94.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Strategic Series

FRANKLIN GLOBAL COMMUNICATIONS FUND

                                                                   ----------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS B                                                               2007          2006          2005          2004         2003
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................    $ 10.94       $  7.59       $  7.33       $  5.73      $  6.67
                                                                   ----------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b .............................      (0.19)        (0.11)        (0.05)        (0.05)       (0.04)

   Net realized and unrealized gains (losses) .................       1.91          3.48          0.31          1.65        (0.90)
                                                                   ----------------------------------------------------------------
Total from investment operations ..............................       1.72          3.37          0.26          1.60        (0.94)
                                                                   ----------------------------------------------------------------
Less distributions from net investment income .................         --         (0.02)           --            --           --
                                                                   ----------------------------------------------------------------
Redemption fees ...............................................         -- d          -- d          -- d          --           --
                                                                   ================================================================
Net asset value, end of year ..................................    $ 12.66       $ 10.94       $  7.59       $  7.33      $  5.73
                                                                   ================================================================

Total return c ................................................      15.71%        44.57%         3.69%        27.75%      (14.09)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................................       2.16% e       2.14% e       2.21% e       2.22%        2.36%

Net investment income (loss) ..................................      (1.70)%       (1.14)%       (0.70)%       (0.78)%      (0.74)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................    $ 3,636       $ 3,517       $ 2,663       $ 3,170      $ 2,690

Portfolio turnover rate .......................................     121.15%       149.34%       171.40%       137.83%       94.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN GLOBAL COMMUNICATIONS FUND

                                                                   ----------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS C                                                               2007          2006          2005          2004         2003
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................    $ 10.96       $  7.60       $  7.34       $  5.74      $  6.69
                                                                   ----------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b .............................      (0.19)        (0.11)        (0.05)        (0.05)       (0.05)

   Net realized and unrealized gains (losses) .................       1.90          3.50          0.31          1.65        (0.90)
                                                                   ----------------------------------------------------------------
Total from investment operations ..............................       1.71          3.39          0.26          1.60        (0.95)
                                                                   ----------------------------------------------------------------
Less distributions from net investment income .................         --         (0.03)           --            --           --
                                                                   ----------------------------------------------------------------
Redemption fees ...............................................         -- d          -- d          -- d          --           --
                                                                   ----------------------------------------------------------------
Net asset value, end of year ..................................    $ 12.67       $ 10.96       $  7.60       $  7.34      $  5.74
                                                                   ================================================================

Total return c ................................................      15.69%        44.61%         3.54%        27.87%      (14.20)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................................       2.17% e       2.15% e       2.22% e       2.22%        2.47%

Net investment income (loss) ..................................      (1.71)%       (1.15)%       (0.71)%       (0.78)%      (0.85)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................    $13,572       $10,287       $ 7,054       $ 8,633      $ 7,377

Portfolio turnover rate .......................................     121.15%       149.34%       171.40%       137.83%       94.95%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                         COUNTRY                 SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 97.5%
      COMMON STOCKS 97.2%
      ADVERTISING/MARKETING SERVICES 1.9%
    a Focus Media Holding Ltd., ADR ....................................           China                  47,700         $1,764,900
                                                                                                                         ----------
      BROADCASTING 3.6%
      Grupo Televisa SA, ADR ...........................................           Mexico                103,800          2,911,590
    a XM Satellite Radio Holdings Inc., A ..............................       United States              31,200            365,040
                                                                                                                         ----------
                                                                                                                          3,276,630
                                                                                                                         ----------
      CABLE/SATELLITE TV 3.6%
    a Comcast Corp. ....................................................       United States              47,900          1,277,014
    a EchoStar Communications Corp., A .................................       United States              43,500          2,024,055
                                                                                                                         ----------
                                                                                                                          3,301,069
                                                                                                                         ----------
      COMMERCIAL PRINTING/FORMS 0.5%
    a Cenveo Inc. ......................................................       United States              19,000            487,350
                                                                                                                         ----------
      COMPUTER COMMUNICATIONS 4.0%
    a Cisco Systems Inc. ...............................................       United States              80,200          2,144,548
    a Juniper Networks Inc. ............................................       United States              67,300          1,504,828
                                                                                                                         ----------
                                                                                                                          3,649,376
                                                                                                                         ----------
      COMPUTER PROCESSING HARDWARE 3.8%
    a Apple Inc. .......................................................       United States              34,400          3,433,120
                                                                                                                         ----------
      DATA PROCESSING SERVICES 1.6%
    a NeuStar Inc., A ..................................................       United States              52,400          1,507,024
                                                                                                                         ----------
      ELECTRONICS DISTRIBUTORS 1.1%
    a Brightpoint Inc. .................................................       United States              74,500            990,850
                                                                                                                         ----------
      ELECTRONICS/APPLIANCES 0.8%
      Sony Corp., ADR ..................................................           Japan                  13,300            708,358
                                                                                                                         ----------
      INFORMATION TECHNOLOGY SERVICES 0.9%
    a Level 3 Communications Inc. ......................................       United States             145,900            811,204
                                                                                                                         ----------
      INTERNET SOFTWARE/SERVICES 6.3%
    a Akamai Technologies Inc. .........................................       United States              17,800            784,624
    a Equinix Inc. .....................................................       United States              20,200          1,686,094
    a Google Inc., A ...................................................       United States               5,000          2,356,900
    a Internap Network Services Corp. ..................................       United States              32,100            493,056
    a Switch and Data Facilities Co. Inc. ..............................       United States              23,300            427,089
                                                                                                                         ----------
                                                                                                                          5,747,763
                                                                                                                         ----------
      MAJOR TELECOMMUNICATIONS 13.2%
      Alltel Corp. .....................................................       United States              29,100          1,824,279
      AT&T Inc. ........................................................       United States              23,582            913,095
    a Bharti Airtel Ltd. ...............................................           India                 140,005          2,769,913
      Cable & Wireless PLC .............................................       United Kingdom            331,200          1,229,199


56 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                         COUNTRY                 SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      MAJOR TELECOMMUNICATIONS (CONTINUED)
      PT Telekomunikasi Indonesia, B .................................           Indonesia               754,900        $   872,189
      Telenor ASA ....................................................             Norway                 99,100          1,852,422
      Telus Corp. ....................................................             Canada                 48,300          2,620,275
                                                                                                                        -----------
                                                                                                                         12,081,372
                                                                                                                        -----------
      MEDIA CONGLOMERATES 1.5%
      The Walt Disney Co. ............................................         United States              38,330          1,340,783
                                                                                                                        -----------
      MOVIES/ENTERTAINMENT 1.0%
    a National CineMedia Inc. ........................................         United States               8,700            228,723
    a Outdoor Channel Holdings Inc. ..................................         United States              66,200            681,860
                                                                                                                        -----------
                                                                                                                            910,583
                                                                                                                        -----------
      RECREATIONAL PRODUCTS 7.2%
    a Activision Inc. ................................................         United States             112,700          2,254,000
    a Glu Mobile Inc. ................................................         United States              11,000            123,585
      Nintendo Co. Ltd. ..............................................             Japan                   8,800          2,773,945
    a Scientific Games Corp., A ......................................         United States              41,900          1,394,851
                                                                                                                        -----------
                                                                                                                          6,546,381
                                                                                                                        -----------
      SEMICONDUCTORS 4.0%
    a ANADIGICS Inc. .................................................         United States              36,200            388,788
    a Broadcom Corp., A ..............................................         United States              46,900          1,526,595
    a Micron Technology Inc. .........................................         United States              58,600            672,142
    a Netlogic Microsystems Inc. .....................................         United States              21,300            655,188
    a Silicon Laboratories Inc. ......................................         United States              11,600            380,596
                                                                                                                        -----------
                                                                                                                          3,623,309
                                                                                                                        -----------
      SPECIALTY TELECOMMUNICATIONS 7.6%
    a American Tower Corp., A ........................................         United States             104,835          3,983,730
    a Crown Castle International Corp. ...............................         United States              65,038          2,233,405
    a Time Warner Telecom Inc., A ....................................         United States              36,200            742,100
                                                                                                                        -----------
                                                                                                                          6,959,235
                                                                                                                        -----------
      TELECOMMUNICATIONS EQUIPMENT 6.6%
    a BigBand Networks Inc. ..........................................         United States              12,400            253,828
    a Corning Inc. ...................................................         United States              47,700          1,131,444
      Harris Corp. ...................................................         United States              18,000            924,300
    a Nokia Corp., ADR ...............................................            Finland                111,300          2,810,325
      QUALCOMM Inc. ..................................................         United States              10,800            473,040
    a SiRF Technology Holdings Inc. ..................................         United States              16,100            390,586
                                                                                                                        -----------
                                                                                                                          5,983,523
                                                                                                                        -----------
      WIRELESS COMMUNICATIONS 28.0%
      America Movil SAB de CV, L, ADR ................................             Mexico                115,500          6,067,215
    a Cellcom Israel Ltd. ............................................             Israel                 23,500            469,295
      China Mobile (Hong Kong) Ltd., ADR .............................             China                  73,700          3,317,237


                                                              Annual Report | 57

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                         COUNTRY                 SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      WIRELESS COMMUNICATIONS (CONTINUED)
    a Clearwire Corp., A ...............................................       United States              21,000        $   376,530
    a Dobson Communications Corp. ......................................       United States              97,300            886,403
    a Leap Wireless International Inc. .................................       United States               6,400            488,512
    a MetroPCS Communications Inc. .....................................       United States               9,200            258,060
    a NII Holdings Inc. ................................................       United States              64,500          4,950,375
      Rogers Communications Inc., B ....................................           Canada                158,400          6,072,547
    a SBA Communications Corp. .........................................       United States              89,900          2,644,858
                                                                                                                        -----------
                                                                                                                         25,531,032
                                                                                                                        -----------
      TOTAL COMMON STOCKS (COST $55,113,907) ...........................                                                 88,653,862
                                                                                                                        -----------
      PREFERRED STOCK (COST $289,500) 0.3%
      TELECOMMUNICATIONS EQUIPMENT 0.3%
a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A,
         PIPES .........................................................       United States             124,248            289,498
                                                                                                                        -----------
      TOTAL LONG TERM INVESTMENTS (COST $55,403,407) ...................                                                 88,943,360
                                                                                                                        -----------
      SHORT TERM INVESTMENT (COST $1,189,479) 1.3%
      MONEY MARKET FUND 1.3%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio,
         5.01% .........................................................       United States           1,189,479          1,189,479
                                                                                                                        -----------
      TOTAL INVESTMENTS (COST $56,592,886) 98.8% .......................                                                 90,132,839
      OTHER ASSETS, LESS LIABILITIES 1.2% ..............................                                                  1,101,956
                                                                                                                        -----------
      NET ASSETS 100.0% ................................................                                                $91,234,795
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 80.

a     Non-income producing for the twelve months ended April 30, 2007.

b     See Note 8 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the value of this security was $289,498, representing 0.32% of net assets.

d See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


58 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN GLOBAL HEALTH CARE FUND

                                                                    -------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30,
CLASS A                                                                 2007         2006        2005         2004         2003
                                                                    -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............................   $  23.31     $  20.36     $ 19.86      $ 15.53      $ 20.80
                                                                    -------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ...............................         -- d       0.12       (0.08)       (0.10)       (0.09)

   Net realized and unrealized gains (losses) ...................       2.74         2.83        0.58         4.43        (4.62)
                                                                    -------------------------------------------------------------
Total from investment operations ................................       2.74         2.95        0.50         4.33        (4.71)
                                                                    -------------------------------------------------------------
Less distributions from:

   Net investment income ........................................      (0.13)          --          --           --           --

   Net realized gains ...........................................         --           --          --           --        (0.56)
                                                                    -------------------------------------------------------------
Total distributions .............................................      (0.13)          --          --           --        (0.56)
                                                                    -------------------------------------------------------------
Redemption fees .................................................         -- d         -- d        -- d         --           --
                                                                    -------------------------------------------------------------
Net asset value, end of year ....................................   $  25.92     $  23.31     $ 20.36      $ 19.86      $ 15.53
                                                                    =============================================================

Total return c ..................................................      11.80%       14.44%       2.52%       27.88%      (22.56)%

RATIOS TO AVERAGE NET ASSETS

Expenses ........................................................       1.27% e      1.26% e     1.32% e      1.36%        1.44%

Net investment income (loss) ....................................         -- f       0.55%      (0.42)%      (0.52)%      (0.54)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................   $108,756     $106,293     $86,934      $91,314      $73,991

Portfolio turnover rate .........................................      29.33%       39.75%      77.50%       82.63%      137.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 59

Franklin Strategic Series

FRANKLIN GLOBAL HEALTH CARE FUND

                                                                    -------------------------------------------------------------
                                                                                     YEAR ENDED APRIL 30,
CLASS B                                                                 2007        2006         2005         2004         2003
                                                                    -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............................    $ 22.08     $ 19.44      $ 19.10      $ 15.04      $ 20.33
                                                                    -------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ...............................      (0.17)      (0.04)       (0.22)       (0.23)       (0.20)

   Net realized and unrealized gains (losses) ...................       2.59        2.68         0.56         4.29        (4.53)
                                                                    -------------------------------------------------------------
Total from investment operations ................................       2.42        2.64         0.34         4.06        (4.73)
                                                                    -------------------------------------------------------------
Less distributions from net realized gains ......................         --          --           --           --        (0.56)
                                                                    -------------------------------------------------------------
Redemption fees .................................................         -- d        -- d         -- d         --           --
                                                                    -------------------------------------------------------------
Net asset value, end of year ....................................    $ 24.50     $ 22.08      $ 19.44      $ 19.10      $ 15.04
                                                                    =============================================================

Total return c ..................................................      10.96%      13.58%        1.78%       26.91%      (23.10)%

RATIOS TO AVERAGE NET ASSETS

Expenses ........................................................       2.01% e     2.00% e      2.06% e      2.11%        2.18%

Net investment income (loss) ....................................      (0.74)%     (0.19)%      (1.16)%      (1.27)%      (1.28)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $11,367     $14,233      $12,060      $13,054      $ 8,892

Portfolio turnover rate .........................................      29.33%      39.75%       77.50%       82.63%      137.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


60 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN GLOBAL HEALTH CARE FUND

                                                                    -------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
CLASS C                                                                 2007        2006         2005         2004         2003
                                                                    -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............................    $ 21.87     $ 19.24      $ 18.92      $ 14.90      $ 20.15
                                                                    -------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ...............................      (0.17)      (0.04)       (0.22)       (0.22)       (0.20)

   Net realized and unrealized gains (losses) ...................       2.56        2.67         0.54         4.24        (4.49)
                                                                    -------------------------------------------------------------
Total from investment operations ................................       2.39        2.63         0.32         4.02        (4.69)
                                                                    -------------------------------------------------------------
Less distributions from net realized gains ......................         --          --           --           --        (0.56)
                                                                    -------------------------------------------------------------
Redemption fees .................................................         -- d        -- d         -- d         --           --
                                                                    -------------------------------------------------------------
Net asset value, end of year ....................................    $ 24.26     $ 21.87      $ 19.24      $ 18.92      $ 14.90
                                                                    =============================================================
Total return c ..................................................      10.93%      13.67%        1.69%       26.98%      (23.16)%

RATIOS TO AVERAGE NET ASSETS

Expenses ........................................................       2.01% e     2.01% e      2.07% e      2.11%        2.19%

Net investment income (loss) ....................................      (0.74)%     (0.20)%      (1.17)%      (1.27)%      (1.29)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $27,560     $29,083      $22,021      $23,850      $18,700

Portfolio turnover rate .........................................      29.33%      39.75%       77.50%       82.63%      137.37%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 61

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                              COUNTRY              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.8%
      COMMON STOCKS 91.7%
      BIOTECHNOLOGY 15.3%
    a 3SBio Inc., ADR ........................................................       China               22,400        $    226,240
    a Acadia Pharmaceuticals Inc. ............................................   United States           45,700             624,262
    a Amgen Inc. .............................................................   United States           40,200           2,578,428
    a Angiotech Pharmaceuticals Inc. .........................................   United States           50,900             277,405
    a Avexa Ltd. .............................................................     Australia            725,689             430,894
    a Biogen Idec Inc. .......................................................   United States           23,800           1,123,598
    a Cadence Pharmaceuticals Inc. ...........................................   United States           47,200             765,584
    a Celgene Corp. ..........................................................   United States           37,600           2,299,616
    a Cephalon Inc. ..........................................................   United States           18,400           1,464,824
    a Genzyme Corp. ..........................................................   United States           23,900           1,560,909
    a Indevus Pharmaceuticals Inc. ...........................................   United States          236,100           1,702,281
    a Invitrogen Corp. .......................................................   United States           17,700           1,158,819
    a Keryx Biopharmaceuticals Inc. ..........................................   United States          108,800           1,109,760
    a The Medicines Co. ......................................................   United States           46,600           1,061,548
    a Myriad Genetics Inc. ...................................................   United States           55,700           2,035,835
  a,b Orexigen Therapeutics Inc. .............................................   United States           63,700             894,985
    a PDL BioPharma Inc. .....................................................   United States           77,100           1,947,546
    a Sequenom Inc. ..........................................................   United States           81,000             298,890
    a ViroPharma Inc. ........................................................   United States           71,500           1,078,220
                                                                                                                       ------------
                                                                                                                         22,639,644
                                                                                                                       ------------
      ELECTRICAL PRODUCTS 0.7%
    a Greatbatch Inc. ........................................................   United States           36,900           1,071,207
                                                                                                                       ------------
      GENERIC PHARMACEUTICALS 0.5%
    a Impax Laboratories Inc. ................................................   United States           68,600             692,860
                                                                                                                       ------------
      HOSPITAL/NURSING MANAGEMENT 2.1%
      Brookdale Senior Living Inc. ...........................................   United States           21,100             958,151
    a LifePoint Hospitals Inc. ...............................................   United States           56,900           2,077,419
                                                                                                                       ------------
                                                                                                                          3,035,570
                                                                                                                       ------------
      LIFE/HEALTH INSURANCE 0.5%
    a eHealth Inc. ...........................................................   United States           30,500             673,440
                                                                                                                       ------------
      MAJOR PHARMACEUTICALS 34.2%
      Abbott Laboratories ....................................................   United States           39,000           2,208,180
      Johnson & Johnson ......................................................   United States           99,700           6,402,734
      Merck KGaA .............................................................      Germany              46,100           6,164,990
      Novartis AG ............................................................    Switzerland            99,300           5,792,808
      Pfizer Inc. ............................................................   United States          219,860           5,817,496
      Roche Holding AG .......................................................    Switzerland            50,900           9,618,167
      Schering-Plough Corp. ..................................................   United States          279,100           8,855,843
      Wyeth ..................................................................   United States          100,900           5,599,950
                                                                                                                       ------------
                                                                                                                         50,460,168
                                                                                                                       ------------


62 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                              COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      MANAGED HEALTH CARE 6.0%
  a,c Medial Saude SA, ADR, 144A .............................................      Brazil               28,400        $    404,717
      UnitedHealth Group Inc. ................................................   United States           36,030           1,911,752
    a WellPoint Inc. .........................................................   United States           82,300           6,499,231
                                                                                                                       ------------
                                                                                                                          8,815,700
                                                                                                                       ------------
      MEDICAL DISTRIBUTORS 2.6%
    a Henry Schein Inc. ......................................................   United States           28,300           1,475,279
    a MWI Veterinary Supply Inc. .............................................   United States           26,900             999,604
    a PSS World Medical Inc. .................................................   United States           68,700           1,380,870
                                                                                                                       ------------
                                                                                                                          3,855,753
                                                                                                                       ------------
      MEDICAL SPECIALTIES 12.7%
    a Accuray Inc. ...........................................................   United States           12,800             302,080
    a Adams Respiratory Therapeutics Inc. ....................................   United States           35,900           1,346,609
      Baxter International Inc. ..............................................   United States           40,900           2,316,167
      Beckman Coulter Inc. ...................................................   United States           11,000             690,910
    a Cytyc Corp. ............................................................   United States           34,700           1,222,481
      DENTSPLY International Inc. ............................................   United States           45,300           1,513,473
    a Digene Corp. ...........................................................   United States           21,100             967,435
      Hillenbrand Industries Inc. ............................................   United States           21,400           1,308,610
      Medtronic Inc. .........................................................   United States           26,800           1,418,524
      Mentor Corp. ...........................................................   United States           16,900             657,579
      Mindray Medical International Ltd., ADR ................................       China               18,200             418,782
    a Northstar Neuroscience Inc. ............................................   United States           53,300             725,946
    a Thermo Fisher Scientific Inc. ..........................................   United States           64,168           3,340,586
    a Waters Corp. ...........................................................   United States           27,300           1,622,439
    a Zimmer Holdings Inc. ...................................................   United States           10,800             977,184
                                                                                                                       ------------
                                                                                                                         18,828,805
                                                                                                                       ------------
      MEDICAL/NURSING SERVICES 3.8%
    a Amedisys Inc. ..........................................................   United States           23,734             744,061
    a DaVita Inc. ............................................................   United States           38,700           2,113,407
    c Diagnosticos da America, ADR, 144A .....................................      Brazil               21,400           1,388,108
    a Healthways Inc. ........................................................   United States           16,100             682,962
    a Nighthawk Radiology Holdings Inc. ......................................   United States           35,100             681,291
                                                                                                                       ------------
                                                                                                                          5,609,829
                                                                                                                       ------------
      OTHER PHARMACEUTICALS 5.1%
      Allergan Inc. ..........................................................   United States           11,390           1,380,468
  a,c CytRx Corp., 144A ......................................................   United States           82,000             303,439
    a Endo Pharmaceuticals Holdings Inc. .....................................   United States           23,800             736,372
    a Labopharm Inc. .........................................................      Canada               83,700             587,461
    a POZEN Inc. .............................................................   United States           71,100           1,035,927
      Shire PLC, ADR .........................................................  United Kingdom           28,800           2,012,832
      Teva Pharmaceutical Industries Ltd., ADR ...............................      Israel               40,200           1,540,062
                                                                                                                       ------------
                                                                                                                          7,596,561
                                                                                                                       ------------


                                                              Annual Report | 63

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                              COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      SERVICES TO THE HEALTH INDUSTRY 8.2%
    a Allscripts Healthcare Solutions Inc. ...................................   United States           47,300        $  1,251,085
    a Covance Inc. ...........................................................   United States           23,100           1,397,550
    a Emageon Inc. ...........................................................   United States           44,900             516,799
    a Express Scripts Inc. ...................................................   United States           18,300           1,748,565
    a Medco Health Solutions Inc. ............................................   United States           10,100             788,002
      Omnicare Inc. ..........................................................   United States           56,000           1,857,520
      Pharmaceutical Product Development Inc. ................................   United States          111,200           4,010,984
    a WebMD Health Corp., A ..................................................   United States           11,200             582,401
                                                                                                                       ------------
                                                                                                                         12,152,906
                                                                                                                       ------------
      TOTAL COMMON STOCKS (COST $98,111,931) .................................                                          135,432,443
                                                                                                                       ------------
      CONVERTIBLE PREFERRED STOCK (COST $1,500,004) 2.1%
      MEDICAL SPECIALTIES 2.1%
  d,e Masimo Corp., cvt. pfd., F .............................................   United States          136,364           3,121,372
                                                                                                                       ------------
      TOTAL LONG TERM INVESTMENTS (COST $99,611,935) .........................                                          138,553,815
                                                                                                                       ------------
      SHORT TERM INVESTMENT (COST $9,223,411) 6.3%
      MONEY MARKET FUND 6.3%
    f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...   United States        9,223,411           9,223,411
                                                                                                                       ------------
      TOTAL INVESTMENTS (COST $108,835,346) 100.1% ...........................                                          147,777,226
      OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................                                              (93,903)
                                                                                                                       ------------
      NET ASSETS 100.0% ......................................................                                         $147,683,323
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 80.

a     Non-income producing for the twelve months ended April 30, 2007.

b See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $2,096,264, representing 1.42% of net assets.

d     See Note 8 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the value of this security was $3,121,372, representing 2.11% of net assets.

f See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


64 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN NATURAL RESOURCES FUND

                                                        --------------------------------------------------------------
                                                                            YEAR ENDED APRIL 30,
CLASS A                                                     2007         2006         2005         2004        2003
                                                        -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $  35.92     $  24.32     $  18.80     $  13.60     $ 16.96
                                                        -------------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ...................       0.09         0.13         0.04        (0.04)       0.01

   Net realized and unrealized gains (losses) .......       4.29        12.64         5.48         5.26       (3.33)
                                                        -------------------------------------------------------------
Total from investment operations ....................       4.38        12.77         5.52         5.22       (3.32)
                                                        -------------------------------------------------------------
Less distributions from:

   Net investment income ............................      (0.25)       (0.09)          --        (0.02)      (0.04)

   Net realized gains ...............................      (2.21)       (1.08)          --           --          --
                                                        -------------------------------------------------------------
Total distributions .................................      (2.46)       (1.17)          --        (0.02)      (0.04)
                                                        -------------------------------------------------------------
Redemption fees .....................................         -- d         -- d         -- d         --          --
                                                        -------------------------------------------------------------
Net asset value, end of year ........................   $  37.84     $  35.92     $  24.32     $  18.80     $ 13.60
                                                        =============================================================

Total return c ......................................      12.86%       53.11%       29.36%       38.36%     (19.62)%

RATIOS TO AVERAGE NET ASSETS

Expenses ............................................       1.03% e      1.02% e      1.08% e      1.27%       1.34%

Net investment income (loss) ........................       0.26%        0.44%        0.17%       (0.24)%      0.04%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $475,912     $440,475     $211,327     $102,725     $39,515

Portfolio turnover rate .............................      51.51%       56.08%       29.89%       59.53%      44.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 65

Franklin Strategic Series

FRANKLIN NATURAL RESOURCES FUND

                                                           ---------------------------
                                                            YEAR ENDED APRIL 30,
CLASS C                                                       2007         2006 f
                                                           ---------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................   $ 35.79        $ 31.56
                                                           ---------------------------
Income from investment operations a:

   Net investment income (loss) b ......................     (0.17)         (0.01)

   Net realized and unrealized gains (losses) ..........      4.25           5.39
                                                           ---------------------------
Total from investment operations .......................      4.08           5.38
                                                           ---------------------------
Less distributions from:

   Net investment income ...............................     (0.08)         (0.07)

   Net realized gains ..................................     (2.21)         (1.08)
                                                           ---------------------------
Total distributions ....................................     (2.29)         (1.15)
                                                           ---------------------------
Redemption fees ........................................        -- d           -- d
                                                           ---------------------------
Net asset value, end of year ...........................   $ 37.58        $ 35.79
                                                           ===========================

Total return c .........................................     12.01%         17.47%

RATIOS TO AVERAGE NET ASSETS

Expenses ...............................................      1.76% e        1.67% e,g

Net investment income (loss) ...........................     (0.47)%        (0.21)% g

SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $33,723        $18,485

Portfolio turnover rate ................................     51.51%         56.08%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period September 1, 2005 (effective date) to April 30, 2006.

g     Annualized.


66 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN NATURAL RESOURCES FUND

                                                        ---------------------------------------------------------
                                                                           YEAR ENDED APRIL 30,
ADVISOR CLASS                                              2007        2006        2005        2004        2003
                                                        ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $ 37.57     $ 25.35     $ 19.53     $ 14.11     $ 17.57
                                                        ---------------------------------------------------------
Income from investment operations a:

   Net investment income b ..........................      0.18        0.25        0.13        0.02        0.05

   Net realized and unrealized gains (losses) .......      4.52       13.18        5.69        5.45       (3.41)
                                                        ---------------------------------------------------------
Total from investment operations ....................      4.70       13.43        5.82        5.47       (3.36)
                                                        ---------------------------------------------------------
Less distributions from:

   Net investment income ............................     (0.35)      (0.13)         --       (0.05)      (0.10)

   Net realized gains ...............................     (2.21)      (1.08)         --          --          --
                                                        ---------------------------------------------------------
Total distributions .................................     (2.56)      (1.21)         --       (0.05)      (0.10)
                                                        ---------------------------------------------------------
Redemption fees .....................................        -- c        -- c        -- c        --         --
                                                        ---------------------------------------------------------
Net asset value, end of year ........................   $ 39.71     $ 37.57     $ 25.35     $ 19.53     $ 14.11
                                                        =========================================================

Total return ........................................     13.20%      53.55%      29.80%      38.83%     (19.18)%

RATIOS TO AVERAGE NET ASSETS ........................

Expenses                                                   0.76% d     0.69% d     0.73% d     0.92%       1.03%

Net investment income ...............................      0.53%       0.77%       0.52%       0.11%       0.35%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $52,103     $43,874     $33,048     $11,185     $   460

Portfolio turnover rate .............................     51.51%      56.08%      29.89%      59.53%      44.97%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 67

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY            SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 95.9%
      COMMON STOCKS AND WARRANTS 94.4%
      ENERGY MINERALS 42.1%
      Addax Petroleum Corp. ............................................        Canada                  23,400         $    911,839
    a Addax Petroleum Corp., 144A ......................................        Canada                 150,000            5,845,121
    b Alpha Natural Resources Inc. .....................................     United States              64,900            1,127,313
    b Bill Barrett Corp. ...............................................     United States             295,000           10,885,500
      BP PLC, ADR ......................................................    United Kingdom              90,000            6,058,800
      Chesapeake Energy Corp. ..........................................     United States             400,000           13,500,000
      Chevron Corp. ....................................................     United States             177,003           13,769,063
      ConocoPhillips ...................................................     United States             235,070           16,302,105
    b Denbury Resources Inc. ...........................................     United States             140,000            4,632,600
      Devon Energy Corp. ...............................................     United States             230,000           16,760,100
b,c,d Energy Coal Resources, 144A ......................................     United States             199,375            1,929,950
      Exxon Mobil Corp. ................................................     United States             165,000           13,097,700
    b Forest Oil Corp. .................................................     United States              40,000            1,409,600
      Foundation Coal Holdings Inc. ....................................     United States             220,000            8,665,800
    b Geomet Inc. ......................................................     United States             520,000            4,815,200
    b Kodiak Oil & Gas Corp. ...........................................        Canada                 600,000            3,720,000
      Marathon Oil Corp. ...............................................     United States              76,000            7,717,800
    b Mariner Energy Inc. ..............................................     United States             490,023           11,050,019
      Murphy Oil Corp. .................................................     United States              70,000            3,880,800
    b Newfield Exploration Co. .........................................     United States             215,000            9,406,250
      Noble Energy Inc. ................................................     United States             130,000            7,645,300
    a NovaTek OAO, GDR, 144A ...........................................        Russia                  10,000              524,000
      Occidental Petroleum Corp. .......................................     United States             330,000           16,731,000
      Peabody Energy Corp. .............................................     United States             295,000           14,154,100
      Petroleo Brasileiro SA, ADR ......................................        Brazil                  43,000            4,352,890
    b Southwestern Energy Co. ..........................................     United States             280,000           11,760,000
      Talisman Energy Inc. .............................................        Canada                 430,000            8,170,000
      Total SA, B, ADR .................................................        France                 121,000            8,916,490
    b Venture Production PLC ...........................................    United Kingdom             100,000            1,380,758
      XTO Energy Inc. ..................................................     United States             140,000            7,597,800
                                                                                                                       ------------
                                                                                                                        236,717,898
                                                                                                                       ------------
      INDUSTRIAL SERVICES 30.5%
      Aegean Marine Petroleum Network Inc. .............................     United States             160,000            2,488,000
      Baker Hughes Inc. ................................................     United States              67,000            5,386,130
    b Boart Longyear Group .............................................       Australia             2,700,000            4,327,475
    b Bronco Drilling Co. Inc. .........................................     United States             100,000            1,808,000
    b Dresser-Rand Group Inc. ..........................................     United States              85,000            2,712,350
    b Dril-Quip Inc. ...................................................     United States             132,000            6,666,000
      ENSCO International Inc. .........................................     United States              44,000            2,480,720
    b Flotek Industries Inc. ...........................................     United States             150,000            5,880,000
    b FMC Technologies Inc. ............................................     United States             177,000           12,545,760
    b Global Industries Ltd. ...........................................     United States             140,000            2,906,400
      GlobalSantaFe Corp. ..............................................    Cayman Islands              58,000            3,707,940
    b Grant Prideco Inc. ...............................................     United States             100,000            5,154,000
      Halliburton Co. ..................................................     United States             530,000           16,838,100
    b Helix Energy Solutions Group Inc. ................................     United States             391,000           14,959,660


68 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY            SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      INDUSTRIAL SERVICES (CONTINUED)
    b Hornbeck Offshore Services Inc. ..................................     United States             120,000         $  3,795,600
    b Nabors Industries Ltd. ...........................................        Bermuda                230,000            7,387,600
    b National-Oilwell Varco Inc. ......................................     United States             179,000           15,188,150
      Noble Corp. ......................................................     United States              30,000            2,526,300
    b North American Energy Partners ...................................        Canada                 120,000            2,568,000
    b Oil States International Inc. ....................................     United States             120,000            4,071,600
    b PHI Inc. .........................................................     United States              80,000            2,135,200
    b Pioneer Drilling Co. .............................................     United States             170,000            2,330,700
      Rowan Cos. Inc. ..................................................     United States              80,000            2,931,200
      Schlumberger Ltd. ................................................     United States              70,000            5,168,100
      Smith International Inc. .........................................     United States             169,000            8,862,360
    b Superior Energy Services Inc. ....................................     United States             162,045            5,887,095
    b T-3 Energy Services Inc. .........................................     United States             135,000            3,442,500
      Technip SA, ADR ..................................................        France                  31,000            2,307,950
    b Transocean Inc. ..................................................     United States              75,000            6,465,000
    b Weatherford International Ltd. ...................................        Bermuda                165,000            8,660,850
                                                                                                                       ------------
                                                                                                                        171,588,740
                                                                                                                       ------------
      NON-ENERGY MINERALS 13.1%
    b African Copper PLC ...............................................    United Kingdom           1,750,000            2,365,078
      Alcan Inc. .......................................................        Canada                  50,000            2,943,500
      Alcoa Inc. .......................................................     United States             125,000            4,436,250
      Anglo American PLC, ADR ..........................................     South Africa               75,000            1,979,250
      AngloGold Ashanti Ltd., ADR ......................................     South Africa               20,000              891,400
      Barrick Gold Corp. ...............................................        Canada                 390,006           10,963,069
    b Centerra Gold Inc. ...............................................        Canada                  76,800              770,837
  a,b Centerra Gold Inc., 144A .........................................        Canada                 133,200            1,336,920
    b First Uranium Corp. ..............................................     South Africa              125,000            1,399,900
  a,b First Uranium Corp., 144A ........................................     South Africa              205,200            2,298,077
    b Gammon Lake Resources Inc. .......................................        Canada                 150,000            2,425,894
  a,b Hochschild Mining PLC, 144A ......................................    United Kingdom             390,000            2,760,717
    b Jinshan Gold Mines Inc. ..........................................        Canada                 150,000              301,378
  a,b Jinshan Gold Mines Inc., 144A ....................................        Canada               1,305,000            2,621,993
    b LionOre Mining International Ltd. ................................        Canada                 120,000            2,022,885
b,c,d Nautilus Minerals Inc., 144A .....................................        Canada                 474,000            1,963,140
b,c,d Nautilus Minerals Inc., wts., 144A, 2/15/09 ......................        Canada                 237,000                   --
      Newcrest Mining Ltd. .............................................       Australia               150,000            2,897,440
    b Northern Orion Resources Inc. ....................................        Canada                 650,000            3,022,500
    b Rio Narcea Gold Mines Ltd. .......................................        Canada                 800,000            3,639,968
      Southern Copper Corp. ............................................     United States              45,000            3,613,500
  a,b SXR Uranium One Inc., 144A .......................................        Canada                 452,500            6,788,112
  a,b UraMin Inc., 144A ................................................    Virgin Islands
                                                                               (British)               300,000            1,793,686
      Xstrata PLC ......................................................      Switzerland              120,000            6,337,291
      Zinifex Ltd. .....................................................       Australia               275,000            3,779,586
                                                                                                                       ------------
                                                                                                                         73,352,371
                                                                                                                       ------------


                                                              Annual Report | 69

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY            SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      PROCESS INDUSTRIES 6.4%
    b Aventine Renewable Energy Holdings Inc. ..........................     United States              60,000         $  1,152,600
      Bunge Ltd. .......................................................     United States              30,000            2,272,800
      Cabot Corp. ......................................................     United States              50,000            2,265,000
      The Dow Chemical Co. .............................................     United States              60,000            2,676,600
    b Headwaters Inc. ..................................................     United States             110,000            2,383,700
      Minerals Technologies Inc. .......................................     United States              40,000            2,544,800
  a,b Petroplus Holdings AG, 144A ......................................      Switzerland               36,400            3,014,118
  b,e Solutia Inc. .....................................................     United States             137,000               76,720
      Sunoco Inc. ......................................................     United States             115,000            8,685,950
    b US BioEnergy Corp. ...............................................     United States             170,000            2,500,700
      Valero Energy Corp. ..............................................     United States             118,000            8,287,140
                                                                                                                       ------------
                                                                                                                         35,860,128
                                                                                                                       ------------
      PRODUCER MANUFACTURING 0.7%

    b Dynamic Materials Corp. ..........................................     United States              40,000            1,321,600
    b Terex Corp. ......................................................     United States              35,000            2,724,750
                                                                                                                       ------------
                                                                                                                          4,046,350
                                                                                                                       ------------
      TRANSPORTATION 1.6%
      Aries Maritime Transport Ltd. ....................................        Bermuda                480,000            4,507,200
      Arlington Tankers Ltd. ...........................................        Bermuda                101,000            2,694,680
      Double Hull Tankers Inc. .........................................    Jersey Islands             100,000            1,593,000
                                                                                                                       ------------
                                                                                                                          8,794,880
                                                                                                                       ------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $354,337,850) .............                                                530,360,367
                                                                                                                       ------------
      PREFERRED STOCKS 1.5%
      ENERGY MINERALS 0.5%

      Petroleo Brasileiro SA, ADR, pfd. ................................        Brazil                  30,000            2,676,600
                                                                                                                       ------------
      NON-ENERGY MINERALS 1.0%

      Companhia Vale do Rio Doce, ADR, pfd., A .........................        Brazil                 160,000            5,470,400
                                                                                                                       ------------
      TOTAL PREFERRED STOCKS (COST $3,917,100) .........................                                                  8,147,000
                                                                                                                       ------------
      TOTAL LONG TERM INVESTMENTS (COST $358,254,950) ..................                                                538,507,367
                                                                                                                       ------------
      SHORT TERM INVESTMENT (COST $29,131,087) 5.2%
      MONEY MARKET FUND 5.2%
    f Franklin Institutional Fiduciary Trust Money Market
         Portfolio, 5.01% ..............................................     United States          29,131,087           29,131,087
                                                                                                                       ------------


70 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS (COST $387,386,037) 101.1% .....................                                               $567,638,454
      OTHER ASSETS, LESS LIABILITIES (1.1)% ............................                                                 (5,901,004)
                                                                                                                       ------------
      NET ASSETS 100.0% ................................................                                               $561,737,450
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 80.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $26,982,744, representing 4.80% of net assets.

b     Non-income producing for the twelve months ended April 30, 2007.

c     See Note 8 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the aggregate value of these securities was $3,893,090 representing 0.69% of net assets.

e See Note 9 regarding other considerations - credit committee participation.

f See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN TECHNOLOGY FUND

                                                     -------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
CLASS A                                               2007        2006       2005       2004         2003
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  5.69     $  4.34    $  4.25    $  3.19     $  4.37
                                                     -------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ................     (0.05)      (0.06)     (0.05)     (0.05)      (0.05)

   Net realized and unrealized gains (losses) ....      0.19        1.41       0.14       1.11       (1.13)
                                                     -------------------------------------------------------
Total from investment operations .................      0.14        1.35       0.09       1.06       (1.18)
                                                     -------------------------------------------------------
Redemption fees ..................................        -- d        -- d       -- d       --          --
                                                     -------------------------------------------------------
Net asset value, end of year .....................   $  5.83     $  5.69    $  4.34    $  4.25     $  3.19
                                                     =======================================================

Total return c ...................................      2.46%      31.11%      2.12%     33.23%     (27.00)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      1.83% e     1.74% e    1.73% e     1.72%       2.01%

Net investment income (loss) .....................     (1.03)%     (1.27)%    (1.02)%    (1.48)%     (1.81)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $30,089     $33,681    $27,626    $28,636     $20,018

Portfolio turnover rate ..........................    138.70%      96.23%     68.39%    141.34%     182.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


72 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN TECHNOLOGY FUND

                                                     -------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
CLASS B                                               2007        2006       2005       2004         2003
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  5.49     $ 4.21     $ 4.15     $  3.14     $  4.32
                                                     -------------------------------------------------------

Income from investment operations a:

   Net investment income (loss) b ................     (0.08)     (0.09)     (0.08)      (0.17)      (0.15)

   Net realized and unrealized gains (losses) ....      0.17       1.37       0.14        1.18       (1.03)
                                                     -------------------------------------------------------
Total from investment operations .................      0.09       1.28       0.06        1.01       (1.18)
                                                     -------------------------------------------------------
Redemption fees ..................................        -- d       -- d       -- d        --          --
                                                     -------------------------------------------------------
Net asset value, end of year .....................   $  5.58     $ 5.49     $ 4.21     $  4.15     $  3.14
                                                     =======================================================

Total return c ...................................      1.64%     30.40%      1.45%      32.17%     (27.31)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      2.48% e    2.37% e    2.40% e     2.35%       2.66%

Net investment income (loss) .....................     (1.68)%    (1.90)%    (1.69)%     (2.11)%     (2.46)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 3,574     $4,385     $4,221     $ 4,788     $ 2,922

Portfolio turnover rate ..........................    138.70%     96.23%     68.39%     141.34%     182.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 73

Franklin Strategic Series

FRANKLIN TECHNOLOGY FUND

                                                     -------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
CLASS C                                               2007        2006       2005       2004         2003
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  5.47     $ 4.20     $ 4.14     $  3.13     $  4.30
                                                     -------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ................     (0.09)     (0.09)     (0.08)      (0.14)      (0.12)

   Net realized and unrealized gains (losses) ....      0.18       1.36       0.14        1.15       (1.05)
                                                     -------------------------------------------------------
Total from investment operations .................      0.09       1.27       0.06        1.01       (1.17)
                                                     -------------------------------------------------------
Redemption fees ..................................        -- d       -- d       -- d        --          --
                                                     -------------------------------------------------------
Net asset value, end of year .....................   $  5.56     $ 5.47     $ 4.20     $  4.14     $  3.13
                                                     =======================================================

Total return c ...................................      1.65%     30.24%      1.45%      32.27%     (27.21)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      2.48% e    2.38% e    2.42% e     2.37%       2.66%

Net investment income (loss) .....................     (1.68)%    (1.91)%    (1.71)%     (2.13)%     (2.46)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 8,819     $9,621     $8,502     $10,949     $ 8,545

Portfolio turnover rate ..........................    138.70%     96.23%     68.39%     141.34%     182.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


74 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN TECHNOLOGY FUND

                                                     -------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
CLASS R                                                2007       2006       2005       2004         2003
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  5.66     $ 4.32     $ 4.24    $  3.19      $  4.36
                                                     -------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ................     (0.06)     (0.07)     (0.05)     (0.06)       (0.06)

   Net realized and unrealized gains (losses) ....      0.19       1.41       0.13       1.11        (1.11)
                                                     -------------------------------------------------------
Total from investment operations .................      0.13       1.34       0.08       1.05        (1.17)
                                                     -------------------------------------------------------
Redemption fees ..................................        -- d       -- d       -- d       --           --
                                                     -------------------------------------------------------
Net asset value, end of year .....................   $  5.79     $ 5.66     $ 4.32    $  4.24      $  3.19
                                                     =======================================================

Total return c ...................................      2.30%     31.02%      1.89%     33.33%      (27.06)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      1.98% e    1.89% e    1.92% e    1.87%        2.17%

Net investment income (loss) .....................     (1.18)%    (1.42)%    (1.21)%    (1.63)%      (1.97)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 6,280     $3,797     $2,701    $  1,582      $   380

Portfolio turnover rate ..........................    138.70%     96.23%     68.39%     141.34%      182.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 75

Franklin Strategic Series

FRANKLIN TECHNOLOGY FUND

                                                     -------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
ADVISOR CLASS                                         2007        2006       2005       2004         2003
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  5.80     $ 4.41     $ 4.31     $  3.22     $  4.39
                                                     -------------------------------------------------------
Income from investment operations a:

   Net investment income (loss) b ................     (0.04)     (0.05)     (0.03)      (0.05)      (0.01)

   Net realized and unrealized gains (losses) ....      0.21       1.44       0.13        1.14       (1.16)
                                                     -------------------------------------------------------
Total from investment operations .................      0.17       1.39       0.10        1.09       (1.17)
                                                     -------------------------------------------------------
Redemption fees ..................................        -- c       -- c       -- c        --          --
                                                     -------------------------------------------------------
Net asset value, end of year .....................   $  5.97     $ 5.80     $ 4.41     $  4.31     $  3.22
                                                     =======================================================
Total return .....................................      2.93%     31.52%      2.32%      33.85%     (26.65)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      1.48% d    1.39% d    1.42% d     1.37%       1.67%

Net investment income (loss) .....................     (0.68)%    (0.92)%    (0.71)%     (1.13)%     (1.47)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 2,719     $3,111     $2,374     $ 2,444     $10,438

Portfolio turnover rate ..........................    138.70%     96.23%     68.39%     141.34%     182.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


76 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TECHNOLOGY FUND                                                      COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 90.5%
       AEROSPACE & DEFENSE 1.0%
     a ESCO Technologies Inc. .................................................   United States          11,100         $   505,716
                                                                                                                        -----------
       AIR FREIGHT/COURIERS 1.0%
       Expeditors International of Washington Inc. ............................   United States          12,200             509,960
                                                                                                                        -----------
       BIOTECHNOLOGY 3.0%
     a Genentech Inc. .........................................................   United States           9,600             767,904
     a Gilead Sciences Inc. ...................................................   United States           4,900             400,428
     a Millipore Corp. ........................................................   United States           5,200             383,916
                                                                                                                         ----------
                                                                                                                          1,552,248
                                                                                                                        -----------
       COMPUTER COMMUNICATIONS 7.8%
     a Cisco Systems Inc. .....................................................   United States          61,600           1,647,184
     a F5 Networks Inc. .......................................................   United States           9,300             714,054
     a Ixia ...................................................................   United States          99,000             849,420
     a Juniper Networks Inc. ..................................................   United States          27,800             621,608
     a Super Micro Computer Inc. ..............................................   United States          17,300             180,093
                                                                                                                        -----------
                                                                                                                          4,012,359
                                                                                                                        -----------
       COMPUTER PERIPHERALS 1.2%
     a Network Appliance Inc. .................................................   United States          17,100             636,291
                                                                                                                        -----------
       COMPUTER PROCESSING HARDWARE 4.3%
     a Apple Inc. .............................................................   United States          15,800           1,576,840
       Hewlett-Packard Co. ....................................................   United States          15,000             632,100
                                                                                                                        -----------
                                                                                                                          2,208,940
                                                                                                                        -----------
       DATA PROCESSING SERVICES 4.9%
       Global Payments Inc. ...................................................   United States          23,300             884,934
     a NeuStar Inc., A ........................................................   United States          21,500             618,340
       Paychex Inc. ...........................................................   United States          27,900           1,035,090
                                                                                                                        -----------
                                                                                                                          2,538,364
                                                                                                                        -----------
       ELECTRONIC COMPONENTS 0.6%
     a MEMC Electronic Materials Inc. .........................................   United States           5,600             307,328
                                                                                                                        -----------
       ELECTRONIC EQUIPMENT/INSTRUMENTS 2.6%
     a Agilent Technologies Inc. ..............................................   United States          31,300           1,075,781
       Daktronics Inc. ........................................................   United States          11,100             252,858
                                                                                                                        -----------
                                                                                                                          1,328,639
                                                                                                                        -----------
       ELECTRONIC PRODUCTION EQUIPMENT 0.9%
     a FormFactor Inc. ........................................................   United States          11,500             474,835
                                                                                                                        -----------
       ELECTRONICS/APPLIANCES 0.4%
       Harman International Industries Inc. ...................................   United States           1,800             219,402
                                                                                                                        -----------


                                                              Annual Report | 77

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TECHNOLOGY FUND                                                      COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY SERVICES 2.9%
     a Cognizant Technology Solutions Corp., A ................................   United States          12,600         $ 1,126,440
       Infosys Technologies Ltd., ADR .........................................       India               6,500             340,275
                                                                                                                        -----------
                                                                                                                          1,466,715
                                                                                                                        -----------
       INTERNET SOFTWARE/SERVICES 11.9%
     a Akamai Technologies Inc. ...............................................   United States          14,900             656,792
     a Equinix Inc. ...........................................................   United States           9,600             801,312
     a Google Inc., A .........................................................   United States           3,300           1,555,554
     a Internap Network Services Corp. ........................................   United States          43,100             662,016
     a Omniture Inc. ..........................................................   United States           6,900             129,996
     a SAVVIS Inc. ............................................................   United States          11,600             598,212
     a VeriSign Inc. ..........................................................   United States          40,100           1,096,735
     a Yahoo! Inc. ............................................................   United States          22,780             638,751
                                                                                                                        -----------
                                                                                                                          6,139,368
                                                                                                                        -----------
       INVESTMENT BANKS/BROKERS 0.6%
     a E*TRADE Financial Corp. ................................................   United States          13,900             306,912
                                                                                                                        -----------
       MAJOR TELECOMMUNICATIONS 1.3%
     a Bharti Airtel Ltd. .....................................................       India              35,000             692,454
                                                                                                                        -----------
       MEDICAL SPECIALTIES 2.5%
       Medtronic Inc. .........................................................   United States          11,000             582,230
     a Thermo Fisher Scientific Inc. ..........................................   United States          13,600             708,016
                                                                                                                        -----------
                                                                                                                          1,290,246
                                                                                                                        -----------
       OTHER CONSUMER SERVICES 0.8%
     a eBay Inc. ..............................................................   United States          11,500             390,310
                                                                                                                        -----------
       PACKAGED SOFTWARE 9.2%
     a Adobe Systems Inc. .....................................................   United States          21,000             872,760
     a ANSYS Inc. .............................................................   United States          10,000             512,000
     a Autodesk Inc. ..........................................................   United States          20,300             837,781
     a Bottomline Technologies Inc. ...........................................   United States          13,700             170,154
       Microsoft Corp. ........................................................   United States          29,700             889,218
     a Oracle Corp. ...........................................................   United States          46,200             868,560
     a Salesforce.com Inc. ....................................................   United States          13,900             583,800
                                                                                                                        -----------
                                                                                                                          4,734,273
                                                                                                                        -----------
       RECREATIONAL PRODUCTS 2.8%
     a Activision Inc. ........................................................   United States          39,166             783,320
       Nintendo Co. Ltd. ......................................................       Japan               2,000             630,442
                                                                                                                        -----------
                                                                                                                          1,413,762
                                                                                                                        -----------
       SEMICONDUCTORS 16.1%
     a Broadcom Corp., A ......................................................   United States          18,400             598,920
     a Hittite Microwave Corp. ................................................   United States           5,800             262,044
     a Marvell Technology Group Ltd. ..........................................      Bermuda             31,300             504,869
       Microchip Technology Inc. ..............................................   United States          32,900           1,327,186


78 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TECHNOLOGY FUND                                                      COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       SEMICONDUCTORS (CONTINUED)
     a Micron Technology Inc. .................................................    United States         16,400         $   188,108
     a Microsemi Corp. ........................................................    United States         83,500           1,929,685
     a Microtune Inc. .........................................................    United States         73,400             316,354
     a Netlogic Microsystems Inc. .............................................    United States         29,900             919,724
     a NVIDIA Corp. ...........................................................    United States         16,500             542,685
     a Silicon Laboratories Inc. ..............................................    United States         26,500             869,465
       Texas Instruments Inc. .................................................    United States         23,800             818,006
                                                                                                                        -----------
                                                                                                                          8,277,046
                                                                                                                        -----------
       SPECIALTY TELECOMMUNICATIONS 2.9%
     a American Tower Corp., A ................................................    United States         39,700           1,508,600
                                                                                                                        -----------
       TELECOMMUNICATIONS EQUIPMENT 9.9%
     a Comverse Technology Inc. ...............................................    United States         11,500             260,820
     a Corning Inc. ...........................................................    United States         53,400           1,266,648
       Garmin Ltd. ............................................................   Cayman Islands         9,600             558,624
       Harris Corp. ...........................................................    United States         20,400           1,047,540
       QUALCOMM Inc. ..........................................................    United States         26,200           1,147,560
     a Research In Motion Ltd. ................................................        Canada             3,900             513,162
     a SiRF Technology Holdings Inc. ..........................................    United States         12,500             303,250
                                                                                                                        -----------
                                                                                                                          5,097,604
                                                                                                                        -----------
       WIRELESS COMMUNICATIONS 1.9%
     a NII Holdings Inc. ......................................................    United States         13,000             997,749
                                                                                                                        -----------
       TOTAL COMMON STOCKS (COST $36,573,502) .................................                                          46,609,121
                                                                                                                        -----------
       SHORT TERM INVESTMENT (COST $3,638,991) 7.1%
       MONEY MARKET FUND 7.1%
     b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...    United States      3,638,991           3,638,991
                                                                                                                        -----------
       TOTAL INVESTMENTS (COST $40,212,493) 97.6% .............................                                          50,248,112
       OTHER ASSETS, LESS LIABILITIES 2.4% ....................................                                           1,232,780
                                                                                                                        -----------
       NET ASSETS 100.0% ......................................................                                         $51,480,892
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 80.

a     Non-income producing for the twelve months ended April 30, 2007.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 79

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt

GDR   - Global Depository Receipt

PIPES - Private Investment in Public Equity Security


80 | Annual Report

Franklin Strategic Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007

                                                            -------------------------------------------------
                                                               FRANKLIN      FRANKLIN GLOBAL     FRANKLIN
                                                             BIOTECHNOLOGY   COMMUNICATIONS    GLOBAL HEALTH
                                                            DISCOVERY FUND        FUND           CARE FUND
                                                            -------------------------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .......................   $ 270,794,008    $  55,403,407     $  99,611,935
      Cost - Sweep Money Fund (Note 7) ..................      35,906,646        1,189,479         9,223,411
      Cost - Repurchase agreements ......................       5,289,000               --                --
                                                            -------------------------------------------------
      Total cost of investments .........................   $ 311,989,654    $  56,592,886     $ 108,835,346
                                                            =================================================
      Value - Unaffiliated issuers ......................   $ 425,982,791    $  88,943,360     $ 138,553,815
      Value - Sweep Money Fund (Note 7) .................      35,906,646        1,189,479         9,223,411
      Value - Repurchase agreements .....................       5,289,000               --                --
                                                            -------------------------------------------------
      Total value of investments a ......................     467,178,437       90,132,839       147,777,226
   Cash .................................................              --               --            52,112
   Foreign currency, at value (cost $1,458,394) .........              --        1,546,561                --
   Receivables:
      Investment securities sold ........................          49,515               --           773,454
      Capital shares sold ...............................         327,796          150,700           166,760
      Dividends .........................................          22,774           52,169           125,297
                                                            -------------------------------------------------
         Total assets ...................................     467,578,522       91,882,269       148,894,849
                                                            -------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ...................       2,432,964               --           764,400
      Capital shares redeemed ...........................       1,625,537          334,055           175,042
      Affiliates ........................................         398,397           90,023           146,716
      Unaffiliated transfer agent fees ..................         372,171           58,330            93,970
   Deferred tax .........................................              --          129,612                --
   Payable upon return of securities loaned .............       5,289,000               --                --
   Accrued expenses and other liabilities ...............          70,020           35,454            31,398
                                                            -------------------------------------------------
         Total liabilities ..............................      10,188,089          647,474         1,211,526
                                                            -------------------------------------------------
            Net assets, at value ........................   $ 457,390,433    $  91,234,795     $ 147,683,323
                                                            =================================================
Net assets consist of:
   Paid-in capital ......................................   $ 639,661,341    $ 171,059,874     $ 122,252,926
   Undistributed net investment income (loss) ...........      (2,108,057)              --                --
   Distributions in excess of net investment income .....              --               --           (20,019)
   Net unrealized appreciation (depreciation) ...........     155,189,491       33,497,946        38,946,663
   Accumulated net realized gain (loss) .................    (335,352,342)    (113,323,025)      (13,496,247)
                                                            -------------------------------------------------
            Net assets, at value ........................   $ 457,390,433    $  91,234,795     $ 147,683,323
                                                            =================================================

a The Franklin Biotechnology Discovery Fund includes securities loaned in the amount of $4,923,944.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 81

Franklin Strategic Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                      --------------------------------------------------
                                                        FRANKLIN       FRANKLIN GLOBAL   FRANKLIN GLOBAL
                                                      BIOTECHNOLOGY    COMMUNICATIONS      HEALTH CARE
                                                      DISCOVERY FUND        FUND              FUND
                                                      --------------------------------------------------
CLASS A:
   Net assets, at value ...........................    $457,390,433      $74,026,496       $108,755,944
                                                      ==================================================
   Shares outstanding .............................       7,088,402        5,542,522          4,196,588
                                                      ==================================================
   Net asset value per share a ....................    $      64.53      $     13.36       $      25.92
                                                      ==================================================
   Maximum offering price per share (net
      asset value per share / 94.25%) .............    $      68.47      $     14.18       $      27.50
                                                      ==================================================
CLASS B:
   Net assets, at value ...........................              --      $ 3,636,124       $ 11,367,304
                                                      ==================================================
   Shares outstanding .............................              --          287,117            463,934
                                                      ==================================================
   Net asset value and maximum offering price
      per share a .................................              --      $     12.66       $      24.50
                                                      ==================================================
CLASS C:
   Net assets, at value ...........................              --      $13,572,175       $ 27,560,075
                                                      ==================================================
   Shares outstanding .............................              --        1,070,823          1,135,966
                                                      ==================================================
   Net asset value and maximum offering price
      per share a .................................              --      $     12.67       $      24.26
                                                      ==================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


82 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                            --------------------------------
                                                                                 FRANKLIN
                                                            FRANKLIN NATURAL    TECHNOLOGY
                                                             RESOURCES FUND        FUND
                                                            --------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .......................     $358,254,950     $ 36,573,502
      Cost - Sweep Money Fund (Note 7) ..................       29,131,087        3,638,991
                                                            --------------------------------
      Total cost of investments .........................     $387,386,037     $ 40,212,493
                                                            ================================
      Value - Unaffiliated issuers ......................     $538,507,367     $ 46,609,121
      Value - Sweep Money Fund (Note 7) .................       29,131,087        3,638,991
                                                            --------------------------------
      Total value of investments ........................      567,638,454       50,248,112
   Foreign currency, at value (cost $3,886,227) .........        4,032,452               --
   Receivables:
      Investment securities sold ........................        3,992,458        1,643,249
      Capital shares sold ...............................        4,551,312           47,956
      Dividends .........................................          306,817           16,918
                                                            --------------------------------
         Total assets ...................................      580,521,493       51,956,235
                                                            --------------------------------
Liabilities:
   Payables:
      Investment securities purchased ...................       17,171,877          264,333
      Capital shares redeemed ...........................          975,472           69,823
      Affiliates ........................................          398,994           63,947
      Unaffiliated transfer agent fees ..................          189,471           41,947
   Funds advanced by custodian ..........................            9,163               --
   Deferred tax .........................................               --            9,227
   Accrued expenses and other liabilities ...............           39,066           26,066
                                                            --------------------------------
         Total liabilities ..............................       18,784,043          475,343
                                                            --------------------------------
            Net assets, at value ........................     $561,737,450     $ 51,480,892
                                                            ================================
Net assets consist of:
   Paid-in capital ......................................     $360,693,845     $ 88,527,904
   Distributions in excess of net investment income .....       (1,088,385)              --
   Net unrealized appreciation (depreciation) ...........      180,419,180       10,026,265
   Accumulated net realized gain (loss) .................       21,712,810      (47,073,277)
                                                            --------------------------------
            Net assets, at value ........................     $561,737,450     $ 51,480,892
                                                            ================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 83

Franklin Strategic Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                               ------------------------------
                                                                                   FRANKLIN
                                                               FRANKLIN NATURAL   TECHNOLOGY
                                                                RESOURCES FUND       FUND
                                                               ------------------------------
CLASS A:
   Net assets, at value .....................................    $475,912,071     $30,088,973
                                                               ==============================
   Shares outstanding .......................................      12,577,709       5,160,128
                                                               ==============================
   Net asset value per share a ..............................    $      37.84     $      5.83
                                                               ==============================
   Maximum offering price per share (net asset value
      per share / 94.25%) ...................................    $      40.15     $      6.19
                                                               ==============================
CLASS B:
   Net assets, at value .....................................              --     $ 3,574,181
                                                               ==============================
   Shares outstanding .......................................              --         640,037
                                                               ==============================
   Net asset value and maximum offering price per share a ...              --     $      5.58
                                                               ==============================
CLASS C:
   Net assets, at value .....................................    $ 33,722,674     $ 8,818,510
                                                               ==============================
   Shares outstanding .......................................         897,269       1,585,055
                                                               ==============================
   Net asset value and maximum offering price per share a ...    $      37.58     $      5.56
                                                               ==============================
CLASS R:
   Net assets, at value .....................................              --     $ 6,280,131
                                                               ==============================
   Shares outstanding .......................................              --       1,085,223
                                                               ==============================
   Net asset value and maximum offering price per share a ...              --     $      5.79
                                                               ==============================
ADVISOR CLASS:
   Net assets, at value .....................................    $ 52,102,705     $ 2,719,097
                                                               ==============================
   Shares outstanding .......................................       1,311,974         455,467
                                                               ==============================
   Net asset value and maximum offering price per share a ...    $      39.71     $      5.97
                                                               ==============================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


84 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF OPERATIONS
for the year ended April 30, 2007

                                                                                 ---------------------------------------------------
                                                                                    FRANKLIN      FRANKLIN GLOBAL   FRANKLIN GLOBAL
                                                                                  BIOTECHNOLOGY    COMMUNICATIONS     HEALTH CARE
                                                                                 DISCOVERY FUND         FUND             FUND
                                                                                 ---------------------------------------------------
Investment income:
   Dividends (net of foreign taxes) a
      Unaffiliated issuers ...................................................      $   648,886       $   269,571       $ 1,337,626
      Sweep Money Fund (Note 7) ..............................................          682,734            60,763           411,278
   Interest ..................................................................           17,317             8,085                --
   Income from securities loaned-net .........................................          154,510                --                --
   Other income (Note 10) ....................................................           42,406            39,873            43,760
                                                                                 ---------------------------------------------------
         Total investment income .............................................        1,545,853           378,292         1,792,664
                                                                                 ---------------------------------------------------
Expenses:
   Management fees (Note 3a) .................................................        2,253,579           511,282           804,305
   Administrative fees (Note 3b) .............................................          645,466                --                --
   Distribution fees (Note 3c)
      Class A ................................................................        1,128,299           166,912           258,195
      Class B ................................................................               --            33,616           119,379
      Class C ................................................................               --           113,133           262,204
   Transfer agent fees (Note 3e) .............................................        1,737,768           304,295           518,886
   Custodian fees (Note 4) ...................................................           13,649            33,502             8,983
   Reports to shareholders ...................................................          236,278            42,748            32,356
   Registration and filing fees ..............................................           27,901            35,594            36,546
   Professional fees .........................................................           30,922            28,806            29,520
   Trustees' fees and expenses ...............................................           50,368               835             1,506
   Other .....................................................................           15,460             8,204             9,402
                                                                                 ---------------------------------------------------
         Total expenses ......................................................        6,139,690         1,278,927         2,081,282
         Expense reductions (Note 4) .........................................           (1,828)               --              (108)
                                                                                 ---------------------------------------------------
            Net expenses .....................................................        6,137,862         1,278,927         2,081,174
                                                                                 ---------------------------------------------------
               Net investment income (loss) ..................................       (4,592,009)         (900,635)         (288,510)
                                                                                 ---------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments (net of foreign taxes) b ...................................       54,582,000         4,397,920         5,195,357
      Foreign currency transactions ..........................................           26,556           (10,294)           (9,402)
                                                                                 ---------------------------------------------------
         Net realized gain (loss) ............................................       54,608,556         4,387,626         5,185,955
                                                                                 ---------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ............................................................        7,935,941         9,261,185        10,400,084
      Translation of assets and liabilities denominated in foreign
         currencies ..........................................................              211            75,077             3,500
   Change in deferred taxes on unrealized appreciation .......................               --          (102,900)               --
                                                                                 ---------------------------------------------------
         Net change in unrealized appreciation (depreciation) ................        7,936,152         9,233,362        10,403,584
                                                                                 ---------------------------------------------------
Net realized and unrealized gain (loss) ......................................       62,544,708        13,620,988        15,589,539
                                                                                 ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations ..............      $57,952,699       $12,720,353       $15,301,029
                                                                                 ===================================================

a Foreign taxes withheld on dividends ........................................      $     3,768       $    15,211       $    54,867
b Realized capital gain tax on foreign securities ............................      $        --       $    27,064       $        --


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 85

Franklin Strategic Series

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended April 30, 2007

                                                                                                  ----------------------------------
                                                                                                                        FRANKLIN
                                                                                                  FRANKLIN NATURAL     TECHNOLOGY
                                                                                                   RESOURCES FUND         FUND
                                                                                                  ----------------------------------
Investment income:
   Dividends (net of foreign taxes) a
      Unaffiliated issuers ....................................................................        $ 5,685,196      $   136,455
      Sweep Money Fund (Note 7) ...............................................................            469,684          227,028
   Interest ...................................................................................             38,647               --
   Other income (Note 10) .....................................................................             18,868           25,686
                                                                                                  ----------------------------------
         Total investment income ..............................................................          6,212,395          389,169
                                                                                                  ----------------------------------
Expenses:
   Management fees (Note 3a) ..................................................................          2,378,341          253,387
   Administrative fees (Note 3b) ..............................................................                 --           98,003
   Distribution fees (Note 3c)
      Class A .................................................................................          1,099,271          103,799
      Class B .................................................................................                 --           35,888
      Class C .................................................................................            252,238           85,934
      Class R .................................................................................                 --           23,850
   Transfer agent fees (Note 3e) ..............................................................          1,000,294          254,862
   Custodian fees (Note 4) ....................................................................             16,363            2,539
   Reports to shareholders ....................................................................            126,627           27,933
   Registration and filing fees ...............................................................             85,702           64,414
   Professional fees ..........................................................................             27,699           18,345
   Trustees' fees and expenses ................................................................              5,838              493
   Other ......................................................................................             18,849            4,701
                                                                                                  ----------------------------------
         Total expenses .......................................................................          5,011,222          974,148
         Expense reductions (Note 4) ..........................................................             (2,037)            (219)
                                                                                                  ----------------------------------
            Net expenses ......................................................................          5,009,185          973,929
                                                                                                  ----------------------------------
               Net investment income (loss) ...................................................          1,203,210         (584,760)
                                                                                                  ----------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:

      Investments .............................................................................         36,351,601        4,568,787
      Foreign currency transactions ...........................................................             (4,306)          11,434
                                                                                                  ----------------------------------
         Net realized gain (loss) .............................................................         36,347,295        4,580,221
                                                                                                  ----------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .............................................................................         17,543,630       (3,204,640)
      Translation of assets and liabilities denominated in foreign currencies .................            164,075             (180)
   Change in deferred taxes on unrealized appreciation ........................................                 --           (9,227)
                                                                                                  ----------------------------------
         Net change in unrealized appreciation (depreciation) .................................         17,707,705       (3,214,047)
                                                                                                  ----------------------------------
Net realized and unrealized gain (loss) .......................................................         54,055,000        1,366,174
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................        $55,258,210      $   781,414
                                                                                                  ==================================

a Foreign taxes withheld on dividends .........................................................        $   118,518      $     1,895


86 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                        ----------------------------------------------------------------------------
                                                               FRANKLIN BIOTECHNOLOGY                     FRANKLIN GLOBAL
                                                                   DISCOVERY FUND                       COMMUNICATIONS FUND
                                                        ----------------------------------------------------------------------------
                                                                YEAR ENDED APRIL 30,                    YEAR ENDED APRIL 30,
                                                               2007                2006                2007                2006
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ...................    $  (4,592,009)       $ (5,737,540)        $  (900,635)        $  (364,265)
      Net realized gain (loss) from investments and
         foreign currency transactions ...............       54,608,556          51,643,280           4,387,626           7,282,444
      Net change in unrealized appreciation
         (depreciation) on investments, translation of
         assets and liabilities denominated in foreign
         currencies, and deferred taxes ..............        7,936,152          61,210,280           9,233,362          18,965,308
                                                        ----------------------------------------------------------------------------
            Net increase (decrease) in net assets
               resulting from operations .............       57,952,699         107,116,020          12,720,353          25,883,487
                                                        ----------------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A .....................................               --                  --                  --            (603,089)
         Class B .....................................               --                  --                  --              (6,206)
         Class C .....................................               --                  --                  --             (23,791)
                                                        ----------------------------------------------------------------------------
   Total distributions to shareholders ...............               --                  --                  --            (633,086)
                                                        ----------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .....................................     (111,263,337)        (82,326,743)         (6,194,219)         (1,344,182)
         Class B .....................................               --                  --            (367,372)           (225,750)
         Class C .....................................               --                  --           1,525,299             226,244
                                                        ----------------------------------------------------------------------------
   Total capital share transactions ..................     (111,263,337)        (82,326,743)         (5,036,292)         (1,343,688)
                                                        ----------------------------------------------------------------------------

   Redemption fees ...................................            1,045               2,234                 463                 609
                                                        ----------------------------------------------------------------------------

            Net increase (decrease) in net assets ....      (53,309,593)         24,791,511           7,684,524          23,907,322
Net assets:
   Beginning of year .................................      510,700,026         485,908,515          83,550,271          59,642,949
                                                        ----------------------------------------------------------------------------
   End of year .......................................    $ 457,390,433        $510,700,026         $91,234,795         $83,550,271
                                                        ============================================================================
Undistributed net investment income (loss) included in
   net assets:
   End of year .......................................    $  (2,108,057)       $   (231,000)        $        --         $  (202,293)
                                                        ============================================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 87

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                                     FRANKLIN                                 FRANKLIN
                                                              GLOBAL HEALTH CARE FUND                  NATURAL RESOURCES FUND
                                                        ----------------------------------------------------------------------------
                                                               YEAR ENDED APRIL 30,                     YEAR ENDED APRIL 30,
                                                               2007                2006                2007                2006
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ...................     $   (288,510)       $    470,799        $  1,203,210        $  1,688,261
      Net realized gain (loss) from investments and
         foreign currency transactions ...............        5,185,955           4,093,056          36,347,295          25,576,260
      Net change in unrealized appreciation
         (depreciation) on investments, translation of
         assets and liabilities denominated in foreign
         currencies, and deferred taxes ..............       10,403,584          13,184,589          17,707,705         117,592,588
                                                        ----------------------------------------------------------------------------
         Net increase (decrease) in net assets
            resulting from operations ................       15,301,029          17,748,444          55,258,210         144,857,109
                                                        ----------------------------------------------------------------------------
   Distributions to shareholders from:
   Net investment income:
         Class A .....................................         (553,705)                 --          (2,856,076)         (1,014,621)
         Class C .....................................               --                  --             (52,187)            (10,636)
         Advisor Class ...............................               --                  --            (405,605)           (145,018)
   Net realized gains:
         Class A .....................................               --                  --         (25,584,138)        (11,206,808)
         Class C .....................................               --                  --          (1,602,283)           (159,473)
         Advisor Class ...............................               --                  --          (2,601,097)         (1,183,962)
                                                        ----------------------------------------------------------------------------
   Total distributions to shareholders ...............         (553,705)                 --         (33,101,386)        (13,720,518)
                                                        ----------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .....................................       (8,520,514)          6,477,633          18,193,042         114,080,599
         Class B .....................................       (4,005,527)            489,481                  --                  --
         Class C .....................................       (4,147,133)          3,870,125          13,197,324          17,261,414
         Advisor Class ...............................               --                  --           5,349,382          (4,032,264)
                                                        ----------------------------------------------------------------------------
   Total capital share transactions ..................      (16,673,174)         10,837,239          36,739,748         127,309,749
                                                        ----------------------------------------------------------------------------

   Redemption fees ...................................            1,010               8,024               6,226              13,158
                                                        ----------------------------------------------------------------------------

         Net increase (decrease) in net assets .......       (1,924,840)         28,593,707          58,902,798         258,459,498
Net assets:
   Beginning of year .................................      149,608,163         121,014,456         502,834,652         244,375,154
                                                        ----------------------------------------------------------------------------
   End of year .......................................     $147,683,323        $149,608,163        $561,737,450        $502,834,652
                                                        ============================================================================
(Distributions in excess of net investment income)
   undistributed net investment income included in
   net assets:
   End of year .......................................     $    (20,019)       $    485,853        $ (1,088,385)       $  1,707,394
                                                        ============================================================================


88 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       -----------------------------
                                                                                                         FRANKLIN TECHNOLOGY FUND
                                                                                                       -----------------------------
                                                                                                           YEAR ENDED APRIL 30,
                                                                                                            2007            2006
                                                                                                       -----------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .................................................................    $  (584,760)    $  (707,298)
      Net realized gain (loss) from investments and foreign currency transactions ..................      4,580,221       4,577,084
      Net change in unrealized appreciation (depreciation) on investments, translation of assets
         and liabilities denominated in foreign currencies, and deferred taxes .....................     (3,214,047)      9,249,020
                                                                                                       -----------------------------
            Net increase (decrease) in net assets resulting from operations ........................        781,414      13,118,806
                                                                                                       -----------------------------
   Capital share transactions: (Note 2)
      Class A ......................................................................................     (4,043,306)     (1,988,606)
      Class B ......................................................................................       (805,152)       (992,602)
      Class C ......................................................................................       (916,576)     (1,243,188)
      Class R ......................................................................................      2,319,494         281,663
      Advisor Class ................................................................................       (449,503)         (8,833)
                                                                                                       -----------------------------
   Total capital share transactions ................................................................     (3,895,043)     (3,951,566)
                                                                                                       -----------------------------

   Redemption fees .................................................................................            403           2,803
                                                                                                       -----------------------------

            Net increase (decrease) in net assets ..................................................     (3,113,226)      9,170,043
Net assets:
   Beginning of year ...............................................................................     54,594,118      45,424,075
                                                                                                       -----------------------------
   End of year .....................................................................................    $51,480,892     $54,594,118
                                                                                                       =============================
Undistributed net investment income (loss) included in net assets:
   End of year .....................................................................................    $        --     $   (22,231)
                                                                                                       =============================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 89

Franklin Strategic Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twelve separate funds. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------------------------------------
                                                              CLASS A, CLASS C      CLASS A, CLASS B, CLASS C,
CLASS A                   CLASS A, CLASS B & CLASS C          & ADVISOR CLASS       CLASS R & ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Franklin Biotechnology    Franklin Global                     Franklin Natural      Franklin Technology Fund
   Discovery Fund            Communications Fund                 Resources Fund
                          Franklin Global Health Care Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event


90 | Annual Report

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

Certain funds may enter into repurchase agreements, which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Franklin Biotechnology Discovery Fund at year end had been entered into on April 30, 2007. Repurchase agreements are valued at cost.

D. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                                                              Annual Report | 91

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

F. SECURITIES LENDING

The Funds may loan securities to certain brokers through a securities lending agent for which they receive initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the fund in the case of default of any securities borrower.

G. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

The Funds may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.


92 | Annual Report

Franklin Strategic Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


Annual Report | 93

Franklin Strategic Series NOTES TO

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                           ---------------------------------------------------------
                                                             FRANKLIN BIOTECHNOLOGY            FRANKLIN GLOBAL
                                                                 DISCOVERY FUND              COMMUNICATIONS FUND
                                                           ---------------------------------------------------------
                                                             SHARES         AMOUNT         SHARES         AMOUNT
                                                           ---------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2007
   Shares sold ........................................       684,637    $  38,520,776    1,278,780    $ 15,066,774
   Shares redeemed ....................................    (2,644,531)    (149,784,113)  (1,823,629)    (21,260,993)
                                                           ---------------------------------------------------------
   Net increase (decrease) ............................    (1,959,894)   $(111,263,337)    (544,849)   $ (6,194,219)
                                                           =========================================================
Year ended April 30, 2006
   Shares sold ........................................     1,177,206    $  65,909,529    1,483,554    $ 15,118,283
   Shares issued in reinvestment of distributions .....            --               --       53,533         546,573
   Shares redeemed ....................................    (2,681,270)    (148,236,272)  (1,734,623)    (17,009,038)
                                                           ---------------------------------------------------------
   Net increase (decrease) ............................    (1,504,064)   $ (82,326,743)    (197,536)   $ (1,344,182)
                                                           =========================================================
CLASS B SHARES:
Year ended April 30, 2007
   Shares sold .......................................................................       35,712    $    400,915
   Shares redeemed ...................................................................      (69,970)       (768,287)
                                                                                         ---------------------------
   Net increase (decrease) ...........................................................      (34,258)   $   (367,372)
                                                                                         ===========================
Year ended April 30, 2006
   Shares sold .......................................................................       51,571    $    502,749
   Shares issued in reinvestment of distributions ....................................          585           5,726
   Shares redeemed ...................................................................      (81,664)       (734,225)
                                                                                         ---------------------------
   Net increase (decrease) ...........................................................      (29,508)   $   (225,750)
                                                                                         ===========================
CLASS C SHARES:
Year ended April 30, 2007
   Shares sold .......................................................................      436,500    $  4,953,095
   Shares redeemed ...................................................................     (304,673)     (3,427,796)
                                                                                         ---------------------------
   Net increase (decrease) ...........................................................      131,827    $  1,525,299
                                                                                         ===========================
Year ended April 30, 2006
   Shares sold .......................................................................      273,629    $  2,698,171
   Shares issued in reinvestment of distributions ....................................        2,038          19,969
   Shares redeemed ...................................................................     (264,564)     (2,491,896)
                                                                                         ---------------------------
   Net increase (decrease) ...........................................................       11,103    $    226,244
                                                                                         ===========================


94 | Annual Report

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                           --------------------------------------------------------
                                                                 FRANKLIN GLOBAL            FRANKLIN NATURAL
                                                                HEALTH CARE FUND             RESOURCES FUND
                                                           --------------------------------------------------------
                                                             SHARES         AMOUNT        SHARES         AMOUNT
                                                           --------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2007
   Shares sold ........................................       693,613   $ 16,493,153    4,464,059   $ 154,409,349
   Shares issued in reinvestment of distributions .....        20,121        487,548      741,546      25,583,342
   Shares redeemed ....................................    (1,077,555)   (25,501,215)  (4,892,244)   (161,799,649)
                                                           -------------------------------------------------------
   Net increase (decrease) ............................      (363,821)  $ (8,520,514)     313,361   $  18,193,042
                                                           =======================================================
Year ended April 30, 2006
   Shares sold ........................................     1,236,290   $ 27,592,166    6,896,919   $ 215,798,546
   Shares issued in reinvestment of distributions .....            --             --      344,872      11,025,537
   Shares redeemed ....................................      (946,189)   (21,114,533)  (3,665,312)   (112,743,484)
                                                           -------------------------------------------------------
   Net increase (decrease) ............................       290,101   $  6,477,633    3,576,479   $ 114,080,599
                                                           =======================================================
CLASS B SHARES:
Year ended April 30, 2007
   Shares sold ........................................        19,662   $    437,596
   Shares redeemed ....................................      (200,223)    (4,443,123)
                                                           --------------------------
   Net increase (decrease) ............................      (180,561)  $ (4,005,527)
                                                           ==========================
Year ended April 30, 2006
   Shares sold ........................................       166,960   $  3,540,947
   Shares redeemed ....................................      (142,949)    (3,051,466)
                                                           --------------------------
   Net increase (decrease) ............................        24,011   $    489,481
                                                           ==========================
CLASS C SHARES:
Year ended April 30, 2007
   Shares sold ........................................       204,428   $  4,589,298      669,819   $  22,697,002
   Shares issued in reinvestment of distributions .....            --             --       44,060       1,513,899
   Shares redeemed ....................................      (398,354)    (8,736,431)    (333,141)    (11,013,577)
                                                           -------------------------------------------------------
   Net increase (decrease) ............................      (193,926)  $ (4,147,133)     380,738   $  13,197,324
                                                           =======================================================
Year ended April 30, 2006 a
   Shares sold ........................................       452,213   $  9,463,203      555,050   $  18,514,003
   Shares issued in reinvestment of distributions .....            --             --        5,227         166,857
   Shares redeemed ....................................      (266,592)    (5,593,078)     (43,746)     (1,419,446)
                                                           -------------------------------------------------------
   Net increase (decrease) ............................       185,621   $  3,870,125      516,531   $  17,261,414
                                                           =======================================================
ADVISOR CLASS SHARES:
Year ended April 30, 2007
   Shares sold ......................................................................      136,121  $    4,955,890
   Shares issued in reinvestment of distributions ...................................       78,570       2,841,858
   Shares redeemed ..................................................................      (70,411)     (2,448,366)
                                                                                        ---------------------------
   Net increase (decrease) ..........................................................      144,280  $    5,349,382
                                                                                        ===========================

a For the period September 1, 2005 (effective date) to April 30, 2006 for the Franklin Natural Resources Fund.


                                                              Annual Report | 95

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                    ---------------------------
                                                         FRANKLIN NATURAL
                                                          RESOURCES FUND
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ---------------------------
ADVISOR CLASS SHARES: (CONTINUED)
Year ended April 30, 2006
   Shares sold ..................................      109,819    $  3,611,705
   Shares issued in reinvestment of
      distributions .............................       37,636       1,257,038
   Shares redeemed ..............................     (283,616)     (8,901,007)
                                                    ---------------------------
   Net increase (decrease) ......................     (136,161)   $ (4,032,264)
                                                    ===========================

                                                    ---------------------------
                                                             FRANKLIN
                                                          TECHNOLOGY FUND
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ---------------------------
CLASS A SHARES:
Year ended April 30, 2007
   Shares sold ..................................    1,516,369    $  8,007,088
   Shares redeemed ..............................   (2,272,769)    (12,050,394)
                                                    ---------------------------
   Net increase (decrease) ......................     (756,400)   $ (4,043,306)
                                                    ===========================

Year ended April 30, 2006
   Shares sold ..................................    1,700,982    $  8,667,503
   Shares redeemed ..............................   (2,143,833)    (10,656,109)
                                                    ---------------------------
   Net increase (decrease) ......................     (442,851)   $ (1,988,606)
                                                    ===========================

CLASS B SHARES:
Year ended April 30, 2007
   Shares sold ..................................       55,357    $    283,061
   Shares redeemed ..............................     (214,708)     (1,088,213)
                                                    ---------------------------
   Net increase (decrease) ......................     (159,351)   $   (805,152)
                                                    ===========================

Year ended April 30, 2006
   Shares sold ..................................       47,431    $    235,459
   Shares redeemed ..............................     (250,237)     (1,228,061)
                                                    ---------------------------
   Net increase (decrease) ......................     (202,806)   $   (992,602)
                                                    ===========================

CLASS C SHARES:
Year ended April 30, 2007
   Shares sold ..................................      342,790    $  1,730,845
   Shares redeemed ..............................     (517,517)     (2,647,421)
                                                    ---------------------------
   Net increase (decrease) ......................     (174,727)   $   (916,576)
                                                    ===========================

Year ended April 30, 2006
   Shares sold ..................................      315,915    $  1,548,628
   Shares redeemed ..............................     (580,938)     (2,791,816)
                                                    ---------------------------
   Net increase (decrease) ......................     (265,023)   $ (1,243,188)
                                                    ===========================


96 | Annual Report

Franklin Strategic Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                    ---------------------------
                                                             FRANKLIN
                                                         TECHNOLOGY FUND
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ---------------------------
CLASS R SHARES:
Year ended April 30, 2007
   Shares sold ..................................      801,466    $  4,367,098
   Shares redeemed ..............................     (387,168)     (2,047,604)
                                                    ---------------------------
   Net increase (decrease) ......................      414,298    $  2,319,494
                                                    ===========================

Year ended April 30, 2006
   Shares sold ..................................      312,364    $  1,598,426
   Shares redeemed ..............................     (266,105)     (1,316,763)
                                                    ---------------------------
   Net increase (decrease) ......................       46,259    $    281,663
                                                    ===========================

ADVISOR CLASS SHARES:
Year ended April 30, 2007
   Shares sold ..................................       74,940    $    414,441
   Shares redeemed ..............................     (155,573)       (863,944)
                                                    ---------------------------
   Net increase (decrease) ......................      (80,633)   $   (449,503)
                                                    ===========================
Year ended April 30, 2006

   Shares sold ..................................       62,308    $    321,074
   Shares redeemed ..............................      (64,035)       (329,907)
                                                    ---------------------------
   Net increase (decrease) ......................       (1,727)   $     (8,833)
                                                    ===========================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                       AFFILIATION
--------------------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                               Investment manager
Franklin Templeton Services, LLC (FT Services)                                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)                    Transfer agent

A. MANAGEMENT FEES

All Funds, except the Franklin Technology Fund, pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
       0.625%              Up to and including $100 million
       0.500%              Over $100 million, up to and including $250 million
       0.450%              Over $250 million, up to and including $10 billion
       0.440%              Over $10 billion, up to and including $12.5 billion
       0.420%              Over $12.5 billion, up to and including $15 billion
       0.400%              In excess of $15 billion


                                                              Annual Report | 97

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Franklin Technology Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.550%               Up to and including $500 million
      0.450%               Over $500 million, up to and including $1 billion
      0.400%               Over $1 billion, up to and including $1.5 billion
      0.350%               Over $1.5 billion, up to and including $6.5 billion
      0.325%               Over $6.5 billion, up to and including $11.5 billion
      0.300%               Over $11.5 billion, up to and including $16.5 billion
      0.290%               Over $16.5 billion, up to and including $19 billion
      0.280%               Over $19 billion, up to and including $21.5 billion
      0.270%               In excess of $21.5 billion

B. ADMINISTRATIVE FEES

The Franklin Biotechnology Discovery Fund pays an administrative fee to FT Services based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
      0.150%               Up to and including $200 million
      0.135%               Over $200 million, up to and including $700 million
      0.100%               Over $700 million, up to and including $1.2 billion
      0.075%               In excess of $1.2 billion

The Franklin Technology Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Global Communications Fund, the Franklin Global Health Care Fund and the Franklin Natural Resources Fund. The fee is paid by Advisers based on average daily net assets of each of the Funds, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


98 | Annual Report

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale, and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                             ---------------------------------------------------------------------------
                                FRANKLIN     FRANKLIN GLOBAL    FRANKLIN        FRANKLIN      FRANKLIN
                             BIOTECHNOLOGY    COMMUNICATIONS  GLOBAL HEALTH      NATURAL     TECHNOLOGY
                             DISCOVERY FUND        FUND         CARE FUND    RESOURCES FUND     FUND
                             ---------------------------------------------------------------------------
Class A ..................       0.35%            0.25%           0.25%           0.35%         0.35%
Class B ..................         --             1.00%           1.00%             --          1.00%
Class C ..................         --             1.00%           1.00%           1.00%         1.00%
Class R ..................         --               --              --              --          0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

FRANKLIN FRANKLIN GLOBAL FRANKLIN

                                                           -------------------------------------------------
                                                              FRANKLIN      FRANKLIN GLOBAL      FRANKLIN
                                                            BIOTECHNOLOGY   COMMUNICATIONS    GLOBAL HEALTH
                                                           DISCOVERY FUND        FUND           CARE FUND
                                                           -------------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..........................      $89,988         $26,988           $50,732
Contingent deferred sales charges retained ..............      $   529         $ 5,182           $13,524

                                                           -------------------------------
                                                              FRANKLIN         FRANKLIN
                                                               NATURAL        TECHNOLOGY
                                                           RESOURCES FUND        FUND
                                                           -------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..........................     $418,503         $15,889
Contingent deferred sales charges retained ..............     $ 45,749         $ 7,753


                                                              Annual Report | 99

Franklin Strategic Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                             ------------------------------------------------------------------------------
                                FRANKLIN      FRANKLIN GLOBAL     FRANKLIN         FRANKLIN       FRANKLIN
                              BIOTECHNOLOGY   COMMUNICATIONS    GLOBAL HEALTH       NATURAL      TECHNOLOGY
                             DISCOVERY FUND        FUND           CARE FUND     RESOURCES FUND      FUND
                             ------------------------------------------------------------------------------
Transfer agent fees .........   $974,935         $197,050          $328,279        $557,180       $163,666

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2007, the capital loss carryforwards were as follows:

                                             ------------------------------------------------------------------
                                                 FRANKLIN     FRANKLIN GLOBAL     FRANKLIN         FRANKLIN
                                              BIOTECHNOLOGY    COMMUNICATIONS   GLOBAL HEALTH     TECHNOLOGY
                                              DISCOVERY FUND        FUND          CARE FUND          FUND
                                             ------------------------------------------------------------------
Capital loss carryforwards expiring in:
   2010 ...................................    $ 22,121,469     $ 60,808,017      $        --       $18,243,659
   2011 ...................................     238,490,545       52,123,016               --        28,445,452
   2012 ...................................      72,400,540               --       13,046,350                --
                                             ------------------------------------------------------------------
                                               $333,012,554     $112,931,033      $13,046,350       $46,689,111
                                             ==================================================================

During the year ended April 30, 2007, the Funds utilized capital loss carryforwards as follows:

                                             ------------------------------------------------------------------
                                                 FRANKLIN     FRANKLIN GLOBAL      FRANKLIN        FRANKLIN
                                               BIOTECHNOLOGY   COMMUNICATIONS   GLOBAL HEALTH     TECHNOLOGY
                                              DISCOVERY FUND        FUND          CARE FUND          FUND
                                             ------------------------------------------------------------------
Capital loss carryforwards utilized .......     $48,174,181       $4,142,244       $4,788,663        $4,630,418

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Franklin Global Communications Fund and Franklin Global Health Care Fund deferred realized currency losses of $18,768 and $5,083, respectively.


100 | Annual Report

Franklin Strategic Series

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                                    ------------------------------------------------------------------------
                                      FRANKLIN GLOBAL        FRANKLIN GLOBAL          FRANKLIN NATURAL
                                    COMMUNICATIONS FUND     HEALTH CARE FUND           RESOURCES FUND
                                    ------------------------------------------------------------------------
                                    2007        2006         2007      2006        2007             2006
                                    ------------------------------------------------------------------------
Distributions paid from:
   Ordinary income ..............    --       $633,086     $553,705     --      $ 8,648,791      $ 6,064,823
   Long term capital gain .......    --             --           --     --       24,452,595        7,655,695
                                    ------------------------------------------------------------------------
                                     --       $633,086     $553,705     --      $33,101,386      $13,720,518
                                    ========================================================================

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                           -----------------------------------------------------------------------------------
                              FRANKLIN       FRANKLIN GLOBAL       FRANKLIN        FRANKLIN        FRANKLIN
                            BIOTECHNOLOGY    COMMUNICATIONS     GLOBAL HEALTH       NATURAL       TECHNOLOGY
                           DISCOVERY FUND         FUND            CARE FUND     RESOURCES FUND       FUND
                           -----------------------------------------------------------------------------------
Cost of investments .....   $316,437,499       $56,966,110       $109,402,803    $393,727,008     $40,596,659
                           ===================================================================================
Unrealized
   appreciation .........   $169,004,551       $33,754,727       $ 40,798,084    $177,172,932     $10,129,362
Unrealized
   depreciation .........    (18,263,613)         (587,998)        (2,423,661)     (3,261,486)       (477,909)
                           -----------------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation) .......   $150,740,938       $33,166,729       $ 38,374,423    $173,911,446     $ 9,651,453
                           ===================================================================================

Undistributed
   ordinary income ......   $         --       $        --       $    102,625    $  9,528,822     $        --
Undistributed long term
   capital gains ........             --                --                 --      17,436,574              --
                           -----------------------------------------------------------------------------------
Distributable
   earnings .............   $         --       $        --       $    102,625    $ 26,965,396     $        --
                           ===================================================================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.


                                                             Annual Report | 101

Franklin Strategic Series

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2007, were as follows:

                    --------------------------------------------------------------------------------
                       FRANKLIN      FRANKLIN GLOBAL     FRANKLIN         FRANKLIN       FRANKLIN
                     BIOTECHNOLOGY   COMMUNICATIONS    GLOBAL HEALTH       NATURAL      TECHNOLOGY
                    DISCOVERY FUND        FUND           CARE FUND     RESOURCES FUND      FUND
                    --------------------------------------------------------------------------------
Purchases .......    $187,842,634      $90,352,734      $39,356,709     $246,247,211    $62,145,936
Sales ...........    $331,056,678      $97,279,070      $48,864,077     $246,835,282    $65,731,084

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Funds may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2007, the Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------
SHARES/                                                               ACQUISITION
WARRANTS    ISSUER                                                        DATES        COST         VALUE
-----------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
  279,590   Critical Therapeutics Inc., wts., 10/26/11 .........       10/26/06             --   $  137,279
1,128,271   Fibrogen Inc., cvt. pfd., E ........................        5/19/00     $5,065,937    6,780,909
                                                                                                 ==========
                  TOTAL RESTRICTED SECURITIES (1.51% of Net Assets)                              $6,918,188
                                                                                                 ==========
FRANKLIN GLOBAL COMMUNICATIONS FUND

  124,248   Dilithium Networks Inc., depository receipt, D,
               pfd., 144A, PIPES ...............................        7/13/06     $  289,500   $  289,498
                                                                                                 ==========
                  TOTAL RESTRICTED SECURITIES (0.32% of Net Assets)


102 | Annual Report

Franklin Strategic Series

8. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
SHARES/                                                               ACQUISITION
WARRANTS    ISSUER                                                        DATES        COST         VALUE
-----------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL HEALTH CARE FUND

  136,364   Masimo Corp., cvt. pfd., F .......................         5/15/00      $1,500,004   $3,121,372
                                                                                                 ==========
                  TOTAL RESTRICTED SECURITIES (2.11% of Net Assets)

FRANKLIN NATURAL RESOURCES FUND

  199,375   Energy Coal Resources, 144A ......................   11/16/05 - 5/05/06 $3,118,103   $1,929,950
  474,000   Nautilus Minerals Inc., 144A .....................         2/08/07       1,743,310    1,963,140
  237,000   Nautilus Minerals Inc., wts., 144A, 2/15/09 ......         2/08/07              --           --
                                                                                                 ==========
                  TOTAL RESTRICTED SECURITIES (0.69% of Net Assets)                              $3,893,090
                                                                                                 ==========

9. OTHER CONSIDERATIONS

Officers, directors or employees of Advisers, as the Franklin Natural Resources Fund's Investment Manager, serve as members of various bondholders' steering committees, official creditors committees, or representatives of the Fund in corporate restructuring negotiations. The securities of such companies have been indentified on the accompanying Statement of Investments. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of the securities of such companies, it will comply with all applicable federal securities laws.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006 and is recorded as other income.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


                                                             Annual Report | 103

Franklin Strategic Series

10. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


104 | Annual Report

Franklin Strategic Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Biotechnology Discovery Fund, Franklin Global Communications Fund, Franklin Global Health Care Fund, Franklin Natural Resources Fund and Franklin Technology Fund (separate portfolios of Franklin Strategic Series, hereafter referred to as the "Funds") at April 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007


                                                             Annual Report | 105

Franklin Strategic Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Franklin Natural Resources Fund designates the maximum amount allowable but no less than $30,427,881 as long term capital gain dividends for the fiscal year ended April 30, 2007.

Under Section 871(k)(2)(C) of the Code, the Franklin Natural Resources Fund designates the maximum amount allowable but no less than $6,519,059 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2007.

--------------------------------------------------------------------------------
   FRANKLIN      FRANKLIN GLOBAL      FRANKLIN        FRANKLIN       FRANKLIN
 BIOTECHNOLOGY    COMMUNICATIONS   GLOBAL HEALTH      NATURAL       TECHNOLOGY
DISCOVERY FUND         FUND          CARE FUND     RESOURCES FUND      FUND
--------------------------------------------------------------------------------
   $651,059          $243,877        $1,088,882      $5,187,132      $135,854

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Franklin Global Health Care Fund and Franklin Natural Resources Fund designate 100.00% and 34.82%, respectively, of the ordinary income dividends as income qualifying for the dividends for received deduction for the fiscal year ended April 30, 2007.

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.

--------------------------------------------------------------------------------
   FRANKLIN      FRANKLIN GLOBAL     FRANKLIN         FRANKLIN       FRANKLIN
 BIOTECHNOLOGY   COMMUNICATIONS    GLOBAL HEALTH      NATURAL       TECHNOLOGY
DISCOVERY FUND        FUND           CARE FUND     RESOURCES FUND      FUND
--------------------------------------------------------------------------------
   $682,405          $60,794         $414,150         $517,532       $227,004


106 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: To approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Franklin Biotechnology Discovery Fund's, Franklin Global Communications Fund's, Franklin Global Health Care Fund's, Franklin Natural Resources Fund's and Franklin Technology Fund's (each, a "Fund") fundamental investment restrictions (including seven (7) Sub-Proposals); and to approve the elimination of certain of the Funds' fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust:
Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Funds' fundamental investment restrictions (including seven (7) Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

-----------------------------------------------------------------------------------------------------------
                                                  % OF       % OF                        % OF        % OF
                                              OUTSTANDING    VOTED                    OUTSTANDING   VOTED
NAME                              FOR            SHARES     SHARES      WITHHELD        SHARES      SHARES
-----------------------------------------------------------------------------------------------------------
Harris J. Ashton ........   311,655,371.661     52.373%     97.344%   8,502,668.357     1.429%      2.656%
Robert F. Carlson .......   311,914,977.335     52.417%     97.425%   8,243,062.683     1.385%      2.575%
Sam L. Ginn .............   311,750,285.407     52.389%     97.374%   8,407,754.611     1.413%      2.626%
Edith E. Holiday ........   312,038,503.426     52.438%     97.464%   8,119,536.592     1.364%      2.536%
Frank W. T. LaHaye ......   310,972,009.594     52.259%     97.131%   9,186,030.424     1.543%      2.869%
Frank A. Olson ..........   311,666,078.380     52.375%     97.348%   8,491,961,638     1.427%      2.652%
Larry D. Thompson .......   312,335,632.313     52.488%     97.557%   7,822,407.705     1.314%      2.443%
John B. Wilson ..........   312,463,241.020     52.509%     97.597%   7,694,798.998     1.293%      2.403%
Charles B. Johnson ......   311,564,717.060     52.358%     97.316%   8,593,322.958     1.444%      2.684%
Rupert H. Johnson Jr. ...   312,415,045.475     52.501%     97.582%   7,742,994.543     1.301%      2.418%


                                                             Annual Report | 107

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

--------------------------------------------------------------------------------
FRANKLIN                                                    % OF          % OF
BIOTECHNOLOGY                                            OUTSTANDING     VOTED
DISCOVERY FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,721,574.354      35.292%       68.009%
Against ............................       95,825.955       1.242%        2.395%
Abstain ............................       97,958.713       1.271%        2.448%
Broker Non-votes ...................    1,086,410.000      14.088%       27.148%
--------------------------------------------------------------------------------
TOTAL ..............................    4,001,769.022      51.893%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                             % OF          % OF
COMMUNICATIONS                                           OUTSTANDING     VOTED
FUND                                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,121,959.027      43.972%       75.472%
Against ............................      126,588.763       1.783%        3.060%
Abstain ............................      141,206.927       1.989%        3.414%
Broker Non-votes ...................      746,840.000      10.519%       18.054%
--------------------------------------------------------------------------------
TOTAL ..............................    4,136,594.717      58.263%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN GLOBAL                                          OUTSTANDING     VOTED
HEALTH CARE FUND                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,351,977.908      39.539%       69.826%
Against ............................       79,962.995       1.344%        2.373%
Abstain ............................      125,133.172       2.103%        3.716%
Broker Non-votes ...................      811,289.000      13.638%       24.085%
--------------------------------------------------------------------------------
TOTAL ..............................    3,368,363.075      56.624%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN NATURAL                                         OUTSTANDING     VOTED
RESOURCES FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    5,687,078.854      39.715%       61.903%
Against ............................      367,777.789       2.569%        4.004%
Abstain ............................      280,022.799       1.955%        3.047%
Broker Non-votes ...................    2,852,158.000      19.918%       31.046%
--------------------------------------------------------------------------------
TOTAL ..............................    9,187,037.442      64.157%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN                                                 OUTSTANDING     VOTED
TECHNOLOGY FUND                         SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,526,682.044      38.021%       73.943%
Against ............................       88,984.840       0.959%        1.866%
Abstain ............................      150,861.947       1.626%        3.163%
Broker Non-votes ...................    1,002,920.000      10.812%       21.028%
--------------------------------------------------------------------------------
TOTAL ..............................    4,769,448.831      51.418%      100.000%
--------------------------------------------------------------------------------


108 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
FRANKLIN                                                    % OF          % OF
BIOTECHNOLOGY                                            OUTSTANDING     VOTED
DISCOVERY FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,881,555.534      37.366%       68.563%
Against ............................      144,390.952       1.873%        3.435%
Abstain ............................      118,222.901       1.533%        2.813%
Broker Non-votes ...................    1,058,632.000      13.728%       25.189%
--------------------------------------------------------------------------------
TOTAL ..............................    4,202,801.387      54.500%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                             % OF          % OF
COMMUNICATIONS                                           OUTSTANDING     VOTED
FUND                                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,052,788.729      42.998%       73.800%
Against ............................      187,099.353       2.635%        4.523%
Abstain ............................      149,855.635       2.111%        3.623%
Broker Non-votes ...................      746,840.000      10.519%       18.054%
--------------------------------------------------------------------------------
TOTAL ..............................    4,136,594.717      58.263%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN GLOBAL                                          OUTSTANDING     VOTED
HEALTH CARE FUND                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,304,801.627      38.746%       68.425%
Against ............................      124,805.634       2.098%        3.705%
Abstain ............................      127,466.814       2.142%        3.784%
Broker Non-votes ...................      811,289.000      13.638%       24.086%
--------------------------------------------------------------------------------
TOTAL ..............................    3,368,363.075      56.624%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN NATURAL                                         OUTSTANDING     VOTED
RESOURCES FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    6,816,510.045      47.602%       67.138%
Against ............................      525,953.276       3.673%        5.180%
Abstain ............................      415,121.655       2.899%        4.089%
Broker Non-votes ...................    2,395,448.532      16.728%       23.593%
--------------------------------------------------------------------------------
TOTAL ..............................   10,153,033.508      70.902%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN                                                 OUTSTANDING     VOTED
TECHNOLOGY FUND                         SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,495,526.960      37.685%       73.290%
Against ............................      121,579.502       1.311%        2.549%
Abstain ............................      149,422.369       1.610%        3.133%
Broker Non-votes ...................    1,002,920.000      10.812%       21.028%
--------------------------------------------------------------------------------
TOTAL ..............................    4,769,448.831      51.418%      100.000%
--------------------------------------------------------------------------------


                                                             Annual Report | 109

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
FRANKLIN                                                    % OF          % OF
BIOTECHNOLOGY                                            OUTSTANDING     VOTED
DISCOVERY FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,893,884.141      37.526%       68.856%
Against ............................      129,690.864       1.682%        3.086%
Abstain ............................      120,594.382       1.564%        2.869%
Broker Non-votes ...................    1,058,632.000      13.728%       25.189%
--------------------------------------------------------------------------------
TOTAL ..............................    4,202,801.387      54.500%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                             % OF          % OF
COMMUNICATIONS                                           OUTSTANDING     VOTED
FUND                                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,046,963.137      42.916%       73.659%
Against ............................      183,608.637       2.586%        4.438%
Abstain ............................      159,182.943       2.242%        3.849%
Broker Non-votes ...................      746,840.000      10.519%       18.054%
--------------------------------------------------------------------------------
TOTAL ..............................    4,136,594.717      58.263%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN GLOBAL                                          OUTSTANDING     VOTED
HEALTH CARE FUND                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,311,455.388      38.857%       68.623%
Against ............................      101,473.723       1.706%        3.012%
Abstain ............................      144,144.964       2.423%        4.280%
Broker Non-votes ...................      811,289.000      13.638%       24.085%
--------------------------------------------------------------------------------
TOTAL ..............................    3,368,363.075      56.624%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN NATURAL                                         OUTSTANDING     VOTED
RESOURCES FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    6,873,634.376      48.001%       67.700%
Against ............................      483,424.925       3.376%        4.762%
Abstain ............................      400,525.675       2.797%        3.944%
Broker Non-votes ...................    2,395,448.532      16.728%       23.594%
--------------------------------------------------------------------------------
TOTAL ..............................   10,153,033.508      70.902%      100.000%
--------------------------------------------------------------------------------


110 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
FRANKLIN                                                    % OF          % OF
BIOTECHNOLOGY                                            OUTSTANDING     VOTED
DISCOVERY FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,878,944.008      37.332%       68.501%
Against ............................      143,947.441       1.867%        3.425%
Abstain ............................      121,277.938       1.573%        2.886%
Broker Non-votes ...................    1,058,632.000      13.728%       25.188%
--------------------------------------------------------------------------------
TOTAL ..............................    4,202,801.387      54.500%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                             % OF          % OF
COMMUNICATIONS                                           OUTSTANDING     VOTED
FUND                                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,054,764.547      43.026%       73.847%
Against ............................      185,433.961       2.611%        4.483%
Abstain ............................      149,556.209       2.107%        3.615%
Broker Non-votes ...................      746,840.000      10.519%       18.055%
--------------------------------------------------------------------------------
TOTAL ..............................    4,136,594.717      58.263%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN GLOBAL                                          OUTSTANDING     VOTED
HEALTH CARE FUND                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,301,763.670      38.694%       68.335%
Against ............................      129,174.456       2.172%        3.835%
Abstain ............................      126,135.949       2.120%        3.745%
Broker Non-votes ...................      811,289.000      13.638%       24.085%
--------------------------------------------------------------------------------
TOTAL ..............................    3,368,363.075      56.624%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF          % OF
FRANKLIN NATURAL                                         OUTSTANDING     VOTED
RESOURCES FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    6,811,217.451      47.566%       67.086%
Against ............................      529,113.408       3.695%        5.211%
Abstain ............................      417,254.117       2.913%        4.110%
Broker Non-votes ...................    2,395,448.532      16.728%       23.593%
--------------------------------------------------------------------------------
TOTAL ..............................   10,153,033.508      70.902%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF
FRANKLIN                                OUTSTANDING        VOTED          % OF
TECHNOLOGY FUND                         SHARES VOTED       SHARES        SHARES
--------------------------------------------------------------------------------
For ................................    3,482,733.470      37.547%       73.022%
Against ............................      130,975.055       1.412%        2.746%
Abstain ............................      152,820.306       1.647%        3.204%
Broker Non-votes ...................    1,002,920.000      10.812%       21.028%
--------------------------------------------------------------------------------
TOTAL ..............................    4,769,448.831      51.418%      100.000%
--------------------------------------------------------------------------------


                                                             Annual Report | 111

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
FRANKLIN                                                     % OF         % OF
BIOTECHNOLOGY                                            OUTSTANDING     VOTED
DISCOVERY FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,890,744.818      37.485%       68.781%
Against ............................      135,664.235       1.760%        3.228%
Abstain ............................      117,760.334       1.537%        2.802%
Broker Non-votes ...................    1,058,632.000      13.728%       25.189%
--------------------------------------------------------------------------------
TOTAL ..............................    4,202,801.387      54.500%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                              % OF         % OF
COMMUNICATIONS                                           OUTSTANDING     VOTED
FUND                                    SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,078,706.324      43.363%       74.427%
Against ............................      172,632.050       2.431%        4.173%
Abstain ............................      138,416.343       1.950%        3.346%
Broker Non-votes ...................      746,840.000      10.519%       18.054%
--------------------------------------------------------------------------------
TOTAL ..............................    4,136,594.717      58.263%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN GLOBAL                                          OUTSTANDING     VOTED
HEALTH CARE FUND                        SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    2,333,719.964      39.232%       69.283%
Against ............................       97,900.190       1.645%        2.906%
Abstain ............................      125,453.921       2.109%        3.725%
Broker Non-votes ...................      811,289.000      13.638%       24.086%
--------------------------------------------------------------------------------
TOTAL ..............................    3,368,363.075      56.624%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN NATURAL                                         OUTSTANDING     VOTED
RESOURCES FUND                          SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    6,888,970.474      48.109%       67.852%
Against ............................      464,584.114       3.244%        4.576%
Abstain ............................      404,030.388       2.821%        3.979%
Broker Non-votes ...................    2,395,448.532      16.728%       23.593%
--------------------------------------------------------------------------------
TOTAL ..............................   10,153,033.508      70.902%      100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             % OF         % OF
FRANKLIN                                                 OUTSTANDING     VOTED
TECHNOLOGY FUND                         SHARES VOTED        SHARES       SHARES
--------------------------------------------------------------------------------
For ................................    3,493,029.923      37.658%       73.238%
Against ............................      126,552.018       1.364%        2.653%
Abstain ............................      146,946.890       1.584%        3.081%
Broker Non-votes ...................    1,002,920.000      10.812%       21.028%
--------------------------------------------------------------------------------
TOTAL ..............................    4,769,448.831      51.418%      100.000%
--------------------------------------------------------------------------------


112 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
FRANKLIN                                                      % OF        % OF
BIOTECHNOLOGY                                             OUTSTANDING    VOTED
DISCOVERY FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,868,725.731     37.200%      68.257%
Against ..............................      154,579.797      2.004%       3.678%
Abstain ..............................      120,863.859      1.568%       2.876%
Broker Non-votes .....................    1,058,632.000     13.728%      25.189%
--------------------------------------------------------------------------------
TOTAL ................................    4,202,801.387     54.500%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                               % OF        % OF
COMMUNICATIONS                                            OUTSTANDING    VOTED
FUND                                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,070,644.088     43.249%      74.232%
Against ..............................      182,264.825      2.567%       4.406%
Abstain ..............................      136,845.804      1.928%       3.308%
Broker Non-votes .....................      746,840.000     10.519%      18.054%
--------------------------------------------------------------------------------
TOTAL ................................    4,136,594.717     58.263%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GLOBAL                                           OUTSTANDING    VOTED
HEALTH CARE FUND                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,324,434.856     39.076%      69.007%
Against ..............................      102,448.047      1.722%       3.041%
Abstain ..............................      130,191.172      2.188%       3.866%
Broker Non-votes .....................      811,289.000     13.638%      24.086%
--------------------------------------------------------------------------------
TOTAL ................................    3,368,363.075     56.624%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NATURAL                                          OUTSTANDING    VOTED
RESOURCES FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    6,850,172.378     47.838%      67.469%
Against ..............................      486,509.341      3.397%       4.793%
Abstain ..............................      420,903.257      2.939%       4.145%
Broker Non-votes .....................    2,395,448.532     16.728%      23.593%
--------------------------------------------------------------------------------
TOTAL ................................   10,153,033.508     70.902%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN                                                  OUTSTANDING    VOTED
TECHNOLOGY FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,487,149.316     37.594%      73.114%
Against ..............................      131,268.144      1.416%       2.753%
Abstain ..............................      148,111.371      1.596%       3.105%
Broker Non-votes .....................    1,002,920.000     10.812%      21.028%
--------------------------------------------------------------------------------
TOTAL ................................    4,769,448.831     51.418%     100.000%
--------------------------------------------------------------------------------


                                                             Annual Report | 113

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
FRANKLIN                                                      % OF        % OF
BIOTECHNOLOGY                                             OUTSTANDING    VOTED
DISCOVERY FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,880,250.456     37.349%      68.532%
Against ..............................      141,721.184      1.838%       3.372%
Abstain ..............................      122,197.747      1.585%       2.908%
Broker Non-votes .....................    1,058,632.000     13.728%      25.188%
--------------------------------------------------------------------------------
TOTAL ................................    4,202,801.387     54.500%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                               % OF        % OF
COMMUNICATIONS                                            OUTSTANDING    VOTED
FUND                                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,042,798.195     42.857%      73.558%
Against ..............................      190,358.839      2.681%       4.602%
Abstain ..............................      156,597.683      2.206%       3.785%
Broker Non-votes .....................      746,840.000     10.519%      18.055%
--------------------------------------------------------------------------------
TOTAL ................................    4,136,594.717     58.263%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GLOBAL                                           OUTSTANDING    VOTED
HEALTH CARE FUND                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,208,222.825     38.803%      68.526%
Against ..............................      119,197.008      2.004%       3.538%
Abstain ..............................      129,654.242      2.179%       3.850%
Broker Non-votes .....................      811,289.000     13.638%      24.086%
--------------------------------------------------------------------------------
TOTAL ................................    3,368,363.075     56.624%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NATURAL                                          OUTSTANDING    VOTED
RESOURCES FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    6,836,487.065     47.742%      67.335%
Against ..............................      483,061.235      3.373%       4.758%
Abstain ..............................      438,036.676      3.059%       4.314%
Broker Non-votes .....................    2,395,448.532     16.728%      23.593%
--------------------------------------------------------------------------------
TOTAL ................................   10,153,033.508     70.902%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN                                                  OUTSTANDING    VOTED
TECHNOLOGY FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,493,323.929     37.661%      73.244%
Against ..............................      120,361.147      1.298%       2.523%
Abstain ..............................      152,843.755      1.647%       3.205%
Broker Non-votes .....................    1,002,920.000     10.812%      21.028%
--------------------------------------------------------------------------------
TOTAL ................................    4,769,448.831     51.418%     100.000%
--------------------------------------------------------------------------------


114 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
FRANKLIN                                                      % OF        % OF
BIOTECHNOLOGY                                             OUTSTANDING    VOTED
DISCOVERY FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,892,140.307     37.504%      68.815%
Against ..............................      129,468.059      1.678%       3.080%
Abstain ..............................      122,561.021      1.590%       2.917%
Broker Non-votes .....................    1,058,632.000     13.728%      25.188%
--------------------------------------------------------------------------------
TOTAL ................................    4,202,801.387     54.500%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                               % OF        % OF
COMMUNICATIONS                                            OUTSTANDING    VOTED
FUND                                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,080,674.145     43.391%      74.474%
Against ..............................      175,598.589      2.473%       4.245%
Abstain ..............................      133,481.983      1.880%       3.227%
Broker Non-votes .....................      746,840.000     10.519%      18.054%
--------------------------------------------------------------------------------
TOTAL ................................    4,136,594.717     58.263%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GLOBAL                                           OUTSTANDING    VOTED
HEALTH CARE FUND                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,330,461.796     39.177%      69.187%
Against ..............................      200,828.666      1.695%       2.993%
Abstain ..............................      125,783.613      2.114%       3.735%
Broker Non-votes .....................      811,289.000     13.638%      24.085%
--------------------------------------------------------------------------------
TOTAL ................................    3,368,363.075     56.624%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NATURAL                                          OUTSTANDING    VOTED
RESOURCES FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    6,852,554.580     47.854%      67.493%
Against ..............................      469,358.140      3.278%       4.623%
Abstain ..............................      435,672.256      3.042%       4.291%
Broker Non-votes .....................    2,395,448.532     16.728%      23.593%
--------------------------------------------------------------------------------
TOTAL ................................   10,153,033.508     70.902%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN                                                  OUTSTANDING    VOTED
TECHNOLOGY FUND                           SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,499,462.035     37.727%      73.372%
Against ..............................      117,333.395      1.265%       2.461%
Abstain ..............................      149,733.401      1.614%       3.139%
Broker Non-votes .....................    1,002,920.000     10.812%      21.028%
--------------------------------------------------------------------------------
TOTAL ................................    4,769,448.831     51.418%     100.000%
--------------------------------------------------------------------------------


                                                             Annual Report | 115

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
FRANKLIN                                                      % OF        % OF
BIOTECHNOLOGY                                             OUTSTANDING    VOTED
DISCOVERY FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,887,412.208     37.442%      68.702%
Against ..............................      143,200.426      1.857%       3.407%
Abstain ..............................      113,556.753      1.473%       2.702%
Broker Non-votes .....................    1,058,632.000     13.728%      25.189%
--------------------------------------------------------------------------------
TOTAL ................................    4,202,801.387     54.500%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FRANKLIN GLOBAL                                               % OF        % OF
COMMUNICATIONS                                            OUTSTANDING    VOTED
FUND                                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    3,071,530.883     43.262%      74.253%
Against ..............................      191,761.645      2.701%       4.635%
Abstain ..............................      126,462.189      1.781%       3.058%
Broker Non-votes .....................      746,840.000     10.519%      18.054%
--------------------------------------------------------------------------------
TOTAL ................................    4,136,594.717     58.263%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN GLOBAL                                           OUTSTANDING    VOTED
HEALTH CARE FUND                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    2,326,030.997     39.102%      69.055%
Against ..............................      102,590.362      1.725%       3.046%
Abstain ..............................      128,452.716      2.159%       3.813%
Broker Non-votes .....................      811,289.000     13.638%      24.086%
--------------------------------------------------------------------------------
TOTAL ................................    3,368,363.075     56.624%     100.000%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              % OF        % OF
FRANKLIN NATURAL                                          OUTSTANDING    VOTED
RESOURCES FUND                            SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................    6,892,477.498     48.133%      67.886%
Against ..............................      456,020.221      3.185%       4.491%
Abstain ..............................      409,087.257      2.856%       4.030%
Broker Non-votes .....................    2,395,448.532     16.728%      23.593%
--------------------------------------------------------------------------------
TOTAL ................................   10,153,033.508     70.902%     100.000%
--------------------------------------------------------------------------------


116 | Annual Report

Franklin Strategic Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------   --------   ----------------   -----------------------   -------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION   TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------   ----------------   -----------------------   -------------------------------------
HARRIS J. ASHTON (1932)             Trustee    Since 1991         139                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)            Trustee    Since April 2007   120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)                  Trustee    Since April 2007   120                       Director, Chevron Corporation (global
One Franklin Parkway                                                                        energy company) and ICO Global
San Mateo, CA 94403-1906                                                                    Communications (Holdings) Limited
                                                                                            (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
---------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)             Trustee    Since 1998         139                       Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                    and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI
                                                                                            International Metals, Inc.
                                                                                            (manufacture and distribution of
                                                                                            titanium), Canadian National Railway
                                                                                            (railroad) and White Mountains
                                                                                            Insurance Group, Ltd. (holding
                                                                                            company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 117

---------------------------------   --------   ----------------   -----------------------   -------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION   TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------   ----------------   -----------------------   -------------------------------------
FRANK W.T. LAHAYE (1929)            Trustee    Since 1991         120                       Director, Center for Creative Land
One Franklin Parkway                                                                        Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)               Trustee    Since April 2007   139                       Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                    ration and refining of oil and gas)
                                                                                            and Sentient Jet (private jet
                                                                                            service); and FORMERLY, Director,
                                                                                            Becton Dickinson and Company (medical
                                                                                            technology), Cooper Industries, Inc.
                                                                                            (electrical products and tools and
                                                                                            hardware), Health Net, Inc.
                                                                                            (formerly, Foundation Health)
                                                                                            (integrated managed care), The Hertz
                                                                                            Corporation (car rental), Pacific
                                                                                            Southwest Airlines, The RCA
                                                                                            Corporation, Unicom (formerly,
                                                                                            Commonwealth Edison), UAL Corporation
                                                                                            (airlines) and White Mountains
                                                                                            Insurance Group, Ltd. (holding
                                                                                            company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
---------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)            Trustee    Since April 2007   139                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
---------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)               Trustee    Since 2006         120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


118 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------   -------------   ----------------   -----------------------   -----------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION        TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   -------------   ----------------   -----------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)         Trustee and     Trustee since      139                       None
One Franklin Parkway                Chairman of     1991 and
San Mateo, CA 94403-1906            the Board       Chairman of the
                                                    Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)     Trustee,        Trustee since      55                        None
One Franklin Parkway                President and   1991 and
San Mateo, CA 94403-1906            Chief           President and
                                    Executive       Chief Executive
                                    Officer         Officer -
                                    - Investment    Investment
                                    Management      Management
                                                    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)               Chief           Chief Compliance   Not Applicable            Not Applicable
One Franklin Parkway                Compliance      Officer since
San Mateo, CA 94403-1906            Officer and     2004 and Vice
                                    Vice President  President - AML
                                    - AML           Compliance since
                                    Compliance      2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)              Treasurer       Since 2004         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 119

---------------------------------   --------------   -----------   -----------------------   ---------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF     FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED   BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   -----------   -----------------------   ---------------------------------------
JIMMY D. GAMBILL (1947)             Senior Vice      Since 2002    Not Applicable            Not Applicable
500 East Broward Blvd.              President and
Suite 2100                          Chief
Fort Lauderdale, FL 33394-3091      Executive
                                    Officer -
                                    Finance and
                                    Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                Vice President   Since 2000    Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)             Vice President   Since 2000    Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton
Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services,
Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD B. JAMIESON (1948)           Vice President   Since 2000    Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY (1962)      Vice President   Since 2000    Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


120 | Annual Report

---------------------------------   ---------------   -----------   -----------------------   --------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF     FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION          TIME SERVED   BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   ---------------   -----------   -----------------------   --------------------------------------
KAREN L. SKIDMORE (1952)            Vice President    Since 2006    Not Applicable            Not Applicable
One Franklin Parkway                and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton   Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                Vice President    Since 2005    Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)              Chief Financial   Since 2004    Not Applicable            Not Applicable
500 East Broward Blvd.              Officer and
Suite 2100                          Chief
Fort Lauderdale, FL 33394-3091      Accounting
                                    Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to April 30, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 121

Franklin Strategic Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the


122 | Annual Report

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed its investment performance or that of its Class A shares for those having multiple share classes, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2007, and previous periods ended that date of up to 10 years depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Lipper. The Lipper report comparison showed the Fund's total return to be in the middle quintile of this performance universe for the one-year period, and on an annualized basis during the previous three- and five-year periods to be in the middle quintile and next to lowest quintile, respectively, of such universe.


                                                             Annual Report | 123

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

The Fund has not been in operation for a full ten-year period. In discussing such investment performance, management pointed out that the Fund invests only in biotechnology stocks, whereas most funds in the Lipper universe invest in health care stocks and that the Fund's performance consistently beat the performance of the NASDAQ Biotechnology Index. The Board was satisfied with such performance in light of such explanation.

FRANKLIN GLOBAL COMMUNICATIONS FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional telecommunications funds as selected by Lipper. The Lipper report showed the Fund's total return to be in the lowest quintile of such performance universe for the one-year period, and on an annualized basis to be in the second-highest quintile of such universe for the previous three- and five-year periods, and in the lowest quintile of such universe for the previous ten-year period. While the Fund's total return for the previous ten-year period was in the lowest quintile, it was noted the Fund had changed its name and investment objectives in November 1999. The Board was satisfied with such performance, noting that the Fund's total return for the one-year period exceeded 17% as shown in such Lipper report.

FRANKLIN GLOBAL HEALTH CARE FUND - The performance universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Lipper. The Lipper report comparison for the Fund showed its total return for the one-year period was in the second-highest quintile of such performance universe, and on an annualized basis for the previous three-, five- and ten-year periods was in the second-highest quintile, second-lowest quintile and lowest quintile of such universe, respectively. The Board noted that there had been a change in the lead portfolio manager for this Fund at the beginning of 2003 and expressed satisfaction with the Fund's performance since then.

FRANKLIN NATURAL RESOURCES FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional natural resources funds as selected by Lipper. The Lipper report comparison for the Fund showed its total return for the one-year period as well as for each of the previous three- and five-year periods on an annualized basis to be in the middle quintile of this performance universe, and to be in the lowest quintile of such universe for the previous ten-year period. The Board found such performance to be acceptable, noting the Fund's total return as shown in the Lipper report was 10.45% on an annualized basis for the previous ten-year period.

FRANKLIN TECHNOLOGY FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional science and technology funds as selected by Lipper. The Lipper report comparison for the Fund showed its total return placed it in the second-lowest quintile of such performance universe during the one-year period, and in the middle quintile of such universe for each of the previous three- and five-year periods on an annualized basis. The Fund's operations cover a five-year period. The Board found such performance to be acceptable.


124 | Annual Report

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares for those Funds with multiple share classes. The results of such expense comparisons showed the contractual investment management fee rates and actual total expenses for each of Franklin Biotechnology Discovery Fund, Franklin Global Health Care Fund and Franklin Natural Resources Fund were in the least expensive quintile of their respective Lipper expense groups. The contractual investment management fee rate for Franklin Technology Fund was in the least expensive quintile of its Lipper expense group, while its actual total expenses were in the middle quintile of such group. The contractual investment management fee rate for Franklin Global Communications Fund was the lowest of the five funds comprising its Lipper expense group, while its actual total expenses were the second lowest in such expense group. The Board was satisfied with the contractual management fees and total expenses of each Fund in comparison to its expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board


                                                             Annual Report | 125

Franklin Strategic Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board noted that economies of scale were shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment management agreements for all of the Funds contains breakpoints that continued to asset levels that exceeded their asset size at December 31, 2006. In view of such structure and the favorable fee and expense comparisons of these Funds within their respective expense groups, the Board believed that to the extent economies of scale may be realized by the manager of these Funds and its affiliates, that there was a sharing of benefits with each of these Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


126 | Annual Report

Franklin Strategic Series

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                             Annual Report | 127

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
   Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

   [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHARE HOLDER LETTER

FRANKLIN STRATEGIC SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHARE HOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FSS2 A2007 06/07

















                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      APRIL 30, 2007
--------------------------------------------------------------------------------
                                           A series of Franklin Strategic Series
--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER                      INCOME
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                       FRANKLIN
                 STRATEGIC INCOME FUND                 Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Strategic Income Fund ............................................    3

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   15

Financial Highlights and Statement of Investments .........................   17

Financial Statements ......................................................   38

Notes to Financial Statements .............................................   42

Report of Independent Registered Public Accounting Firm ...................   55

Tax Designation ...........................................................   56

Meeting of Shareholders ...................................................   57

Board Members and Officers ................................................   61

Shareholder Information ...................................................   66

--------------------------------------------------------------------------------
Annual Report

Franklin Strategic Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Strategic Income Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets, which include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Strategic Income Fund's annual report for the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Strategic Income Fund - Class A posted a +9.09% cumulative total return for the year under review. The Fund outperformed its benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which had a +7.36% total return for the same period. 1 During the same period, the Fund outperformed its peers as measured by the Lipper Multi-Sector Income Funds Classification Average's +8.49% total return. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

1. Source: Lehman Brothers Inc. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Lipper Inc. The Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended 4/30/07, there were 126 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered. The Lipper average includes reinvestment of any income or distributions. Past performance does not guarantee future results. One cannot invest directly in a Lipper Average, nor is the average representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


                                                               Annual Report | 3

ECONOMIC AND MARKET OVERVIEW

For the 12 months ended April 30, 2007, a slowing housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Spending for durable goods, as well as state and local government spending, contributed to growth in the first quarter of 2007.

Oil prices were volatile and reached a historical high in July 2006 before moderating somewhat. Headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. April's headline Consumer Price Index (CPI) reported a 12-month rise of 2.6%, while core CPI increased 2.3%. 3

The Federal Reserve Board (Fed) raised the federal funds target rate to 5.25% in June, and then kept the rate steady from June 30 through the end of the reporting period. On March 21, 2007, the Fed changed its stance in its statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

The 10-year Treasury note yield fell from 5.12% at the beginning of the period to 4.63% on April 30, 2007. Typically, the intermediate portion of the yield curve generally reflects market expectations of the future direction of inflation. A relatively moderate inflation environment as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

Outside of the U.S., global economic growth remained resilient in spite of moderation in the U.S. economy. Notably, economic activity accelerated in major economies such as those of China, Japan and the euro zone. Labor markets globally were strong, and relatively high resource utilization maintained medium-term pressure on prices. As a result, central banks of most major economies held their short-term interest rates steady or continued to raise them.

In Asia, China's economic growth continued to lead the region and remained an important source of growth for other Asian economies. Robust growth in Singapore continued for the third consecutive year, as strength in non-electronics manufacturing and financial services sectors offset headwinds from inventory buildup in the U.S. External demand also remained favorable to Japan, where a large trade surplus and higher income earned on investments abroad pushed the current account surplus higher. Increased utilization of resources supported

3.    Source: Bureau of Labor Statistics.


4 | Annual Report
the gradual move to positive inflation and increased durability of Japan's economic expansion, which is now the longest in postwar history. The Bank of Japan increased the interest rate 25 basis points (100 basis points equal one percentage point), the second rate hike since ending the zero interest-rate policy last year.

European economic growth also proved resilient in spite of the U.S. economic slowdown, as many European economies accelerated in fourth quarter 2006. Increasing trade with other European countries as well as Asia provided some cushion to weakening U.S. demand, which resulted in a relative lack of external imbalance. While inflation benefited from lower energy prices relative to year-ago levels, the European Central Bank (ECB) expressed concern over the impact of strong monetary growth and labor market tightening on medium-term price stability. The ECB hiked interest rates 125 basis points to 3.75% over the 12-month period. The overall euro-zone unemployment rate hit a record low in March, while strong employment growth was characteristic of many European economies. Within the Scandinavian countries of Norway and Sweden, not only did economic growth register at a faster pace than in the euro zone, but also the pressure on resources was greater as unemployment fell in both countries. With strong economic growth putting pressure on available resources, both central banks raised interest rates during the period.

INVESTMENT STRATEGY

The Fund uses an active asset allocation strategy, investing across the fixed income market in sectors including high yield and investment grade corporate bonds, international developed and emerging market bonds, U.S. government and agency securities, mortgage- and other asset-backed securities, corporate bank loans, convertible securities and preferred stocks. In addition to our bottom-up fundamental analysis of market sectors, industries and issuers, we evaluate country risk, business cycles, yield curves, and values between and within markets as part of our portfolio construction process.

MANAGER'S DISCUSSION

With the Fed on hold and the housing-led slowdown in the domestic economy, longer-term interest rates generally declined over the past year, supporting positive return performance for the broad fixed income markets. The Fund was able to outperform its peer group, as measured by the Lipper Multi-Sector Income Funds Classification Average return, as well as the LB U.S. Aggregate Index, supported by allocations to certain non-dollar government bond investments and noninvestment-grade holdings (high yield bonds and senior secured bank loans).


                                                               Annual Report | 5

DIVIDEND DISTRIBUTIONS*
5/1/06-4/30/07

---------------------------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                -----------------------------------------------------------------------------
MONTH             CLASS A         CLASS B         CLASS C         CLASS R      ADVISOR CLASS
---------------------------------------------------------------------------------------------
May              5.00 cents      4.65 cents      4.65 cents      4.78 cents      5.21 cents
---------------------------------------------------------------------------------------------
June             5.00 cents      4.66 cents      4.68 cents      4.80 cents      5.21 cents
---------------------------------------------------------------------------------------------
July             5.00 cents      4.66 cents      4.68 cents      4.80 cents      5.20 cents
---------------------------------------------------------------------------------------------
August           5.00 cents      4.66 cents      4.68 cents      4.80 cents      5.21 cents
---------------------------------------------------------------------------------------------
September        5.00 cents      4.67 cents      4.67 cents      4.80 cents      5.21 cents
---------------------------------------------------------------------------------------------
October          5.00 cents      4.67 cents      4.67 cents      4.80 cents      5.21 cents
---------------------------------------------------------------------------------------------
November         5.00 cents      4.67 cents      4.67 cents      4.80 cents      5.21 cents
---------------------------------------------------------------------------------------------
December**       5.30 cents      4.95 cents      4.96 cents      5.08 cents      5.51 cents
---------------------------------------------------------------------------------------------
January          5.00 cents      4.65 cents      4.65 cents      4.78 cents      5.21 cents
---------------------------------------------------------------------------------------------
February         5.00 cents      4.65 cents      4.65 cents      4.78 cents      5.21 cents
---------------------------------------------------------------------------------------------
March            5.00 cents      4.64 cents      4.66 cents      4.79 cents      5.21 cents
---------------------------------------------------------------------------------------------
April            5.00 cents      4.64 cents      4.66 cents      4.79 cents      5.21 cents
=============================================================================================
TOTAL           60.30 CENTS     56.17 CENTS     56.28 CENTS     57.80 CENTS     62.81 CENTS
---------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 0.30 cent distribution to meet excise tax requirements.

Among the more credit-sensitive fixed income sectors, high yield corporate bonds continued to deliver one of the strongest total returns in the fixed income market. Although yield spreads over Treasuries did widen during the first half of the reporting period, a combination of very low default rates, ample corporate liquidity, positive corporate earnings growth, and healthy demand for the asset class drove spreads to historically tight levels by February 2007 and ended the period at just 2.9 percentage points above Treasuries. 4 Even as we remained fundamentally positive on the credit outlook for high yield bonds, we continued to reduce the Fund's weighting in the sector over the course of the year given what we considered to be full valuations. On the other hand, we increased the Fund's exposure to floating-rate senior secured leveraged corporate bank loans. Issuers of these loans similarly benefited from the market's positive fundamental credit trends. Additionally, given the flat to slightly inverted yield curve, the yields provided by loans compared favorably to yields of certain other fixed income securities as loan income adjusted to short-term interest rate levels. Given the secured status of bank loans, in the event that credit spreads do widen, bank loan prices have historically been less volatile than high yield corporate bonds. Finally, dollar-based emerging market sovereign bonds also delivered very strong relative performance over the past year, given the improved credit profile for

4.    Source: Credit Suisse.


6 | Annual Report

PORTFOLIO BREAKDOWN
Based on Total Net Assets

--------------------------------------------------------------------------------
                                                        4/30/07      4/30/06
--------------------------------------------------------------------------------
High Yield Corporate Bonds & Preferred Stocks            28.8%        30.1%
--------------------------------------------------------------------------------
Other International Bonds (non-$US)                      14.6%        13.8%
--------------------------------------------------------------------------------
Mortgage- & Other Asset-Backed Bonds                     13.5%        14.3%
--------------------------------------------------------------------------------
Floating Rate Bank Loans                                 13.3%         9.4%
--------------------------------------------------------------------------------
International Developed Country Bonds (non-$US)           9.8%         9.4%
--------------------------------------------------------------------------------
U.S. Government & Agency Bonds                            9.3%         8.2%
--------------------------------------------------------------------------------
Convertible Securities                                    3.0%         1.0%
--------------------------------------------------------------------------------
Investment Grade Corporate Bonds                          2.7%         4.9%
--------------------------------------------------------------------------------
Emerging Market Bonds ($US)                               2.7%         5.9%
--------------------------------------------------------------------------------
Common Stocks & Warrants                                  0.0%*        0.0%*
--------------------------------------------------------------------------------
Short-Term Investments & Other Net Assets                 2.3%         3.0%
--------------------------------------------------------------------------------

*     Rounds to less than 0.1% of net assets.

many developing market economies and the increased risk tolerance across the financial markets. With yield spreads for emerging market sovereign bonds ending the period at less than 1.75 percentage points above Treasuries, we held a modest weighting in this sector compared with other Fund sectors at fiscal year-end. 5

The non-U.S. dollar sovereign fixed income sector benefited from a generally weaker U.S. dollar over the past fiscal year. The combination of short-term rates being on hold in the U.S. while on the rise in certain other countries, the relative slowdown of the U.S. economy versus the rest of the world, and the overhang of a significant U.S. current account deficit all pressured the dollar during the period. At period-end, we continued to hold a significant weighting in non-U.S. dollar bonds, based upon the prospect that these trends could cause further longer-term dollar weakness. Some notable currency gains in the Fund's non-dollar bond positions included Thailand, Sweden, Poland and Iceland. We initiated a position in Japanese yen-denominated securities during the period, given yen weakness over the past two years.

In the Fund's more U.S. interest-rate sensitive sectors, we continued to favor mortgage- and other asset-backed securities over Treasuries. We sought to take advantage of some spread volatility in mortgages to adjust the Fund's sector exposure over the course of the year, though we ended the period with a similar weighting to that of the start of the reporting period.

5.    Source: J.P. Morgan.


                                                               Annual Report | 7

Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/Christopher J. Molumphy

                        Christopher J. Molumphy, CFA

[PHOTO OMITTED]         /s/Eric G. Takaha

                        Eric G. Takaha, CFA

                        Portfolio Management Team
                        Franklin Strategic Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

Performance Summary as of 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRSTX)                                        CHANGE          4/30/07         4/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28          $10.48          $10.20
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                               $0.6030
------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKSBX)                                        CHANGE         4/30/07         4/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28          $10.52          $10.24
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                               $0.5617
------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FSGCX)                                        CHANGE         4/30/07         4/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28          $10.48          $10.20
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                               $0.5628
------------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FKSRX)                                        CHANGE         4/30/07         4/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28          $10.46          $10.18
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                               $0.5780
------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FKSAX)                                  CHANGE         4/30/07         4/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.28          $10.49          $10.21
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                               $0.6281
------------------------------------------------------------------------------------------------------


                                                               Annual Report | 9

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------------------
CLASS A                                                          1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                        +9.09%          +55.36%          +101.36%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +4.48%           +8.26%            +6.79%
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +3.89%           +8.24%            +6.75%
----------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                           5.47%
----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   4.66%
----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             0.92%
----------------------------------------------------------------------------------------------------------------
CLASS B                                                          1-YEAR          5-YEAR       INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                        +8.62%          +52.40%           +71.26%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +4.62%           +8.51%            +6.67%
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +4.13%           +8.45%            +6.56%
----------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                           5.29%
----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   4.48%
----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.32%
----------------------------------------------------------------------------------------------------------------
CLASS C                                                          1-YEAR          5-YEAR       INCEPTION (5/1/98)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                        +8.67%          +52.49%           +71.42%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +7.67%           +8.80%            +6.17%
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +7.17%           +8.75%            +6.06%
----------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                           5.33%
----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   4.48%
----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.32%
----------------------------------------------------------------------------------------------------------------
CLASS R                                                          1-YEAR          5-YEAR       INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                        +8.74%          +53.46%           +56.64%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +8.74%           +8.94%            +8.80%
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +8.24%           +8.93%            +8.66%
----------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                           5.50%
----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   4.62%
----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.17%
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 8                                                  1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                        +9.25%          +57.27%          +105.20%
----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +9.25%           +9.48%            +7.45%
----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +8.86%           +9.44%            +7.42%
----------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                           5.96%
----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   5.13%
----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             0.67%
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    Franklin Strategic           Lehman Brothers         Lipper Multi-Sector Income
 Date                  Income Fund           U.S. Aggregate Index 9    Funds Classification Average 9
-----------------------------------------------------------------------------------------------------
5/1/1997                 $ 9,577                     $10,000                      $10,000
5/31/1997                $ 9,785                     $10,095                      $10,188
6/30/1997                $ 9,951                     $10,214                      $10,345
7/31/1997                $10,171                     $10,490                      $10,596
8/31/1997                $10,176                     $10,400                      $10,538
9/30/1997                $10,381                     $10,554                      $10,759
10/31/1997               $10,220                     $10,707                      $10,665
11/30/1997               $10,354                     $10,756                      $10,733
12/31/1997               $10,499                     $10,864                      $10,827
1/31/1998                $10,617                     $11,004                      $10,967
2/28/1998                $10,698                     $10,996                      $11,055
3/31/1998                $10,788                     $11,033                      $11,161
4/30/1998                $10,832                     $11,091                      $11,199
5/31/1998                $10,769                     $11,196                      $11,180
6/30/1998                $10,735                     $11,291                      $11,157
7/31/1998                $10,811                     $11,315                      $11,209
8/31/1998                $ 9,800                     $11,499                      $10,556
9/30/1998                $10,286                     $11,769                      $10,752
10/31/1998               $10,495                     $11,706                      $10,712
11/30/1998               $10,916                     $11,773                      $11,078
12/31/1998               $10,924                     $11,808                      $11,069
1/31/1999                $10,972                     $11,892                      $11,140
2/28/1999                $10,826                     $11,685                      $11,021
3/31/1999                $10,990                     $11,750                      $11,186
4/30/1999                $11,290                     $11,787                      $11,421
5/31/1999                $11,025                     $11,684                      $11,199
6/30/1999                $11,045                     $11,646                      $11,206
7/31/1999                $10,968                     $11,597                      $11,174
8/31/1999                $10,870                     $11,591                      $11,097
9/30/1999                $10,879                     $11,725                      $11,151
10/31/1999               $10,931                     $11,769                      $11,171
11/30/1999               $11,027                     $11,768                      $11,280
12/31/1999               $11,178                     $11,711                      $11,396
1/31/2000                $10,995                     $11,673                      $11,294
2/29/2000                $11,133                     $11,814                      $11,467
3/31/2000                $11,160                     $11,970                      $11,475
4/30/2000                $11,086                     $11,935                      $11,345
5/31/2000                $10,943                     $11,930                      $11,199
6/30/2000                $11,266                     $12,178                      $11,482
7/31/2000                $11,340                     $12,289                      $11,528
8/31/2000                $11,518                     $12,467                      $11,624
9/30/2000                $11,443                     $12,545                      $11,515
10/31/2000               $11,216                     $12,628                      $11,294
11/30/2000               $10,987                     $12,835                      $11,138
12/31/2000               $11,469                     $13,073                      $11,460
1/31/2001                $11,931                     $13,286                      $11,872
2/28/2001                $11,889                     $13,402                      $11,888
3/31/2001                $11,702                     $13,469                      $11,679
4/30/2001                $11,710                     $13,414                      $11,590
5/31/2001                $11,779                     $13,494                      $11,669
6/30/2001                $11,687                     $13,545                      $11,579
7/31/2001                $11,831                     $13,848                      $11,678
8/31/2001                $11,977                     $14,007                      $11,837
9/30/2001                $11,492                     $14,170                      $11,480
10/31/2001               $11,843                     $14,467                      $11,762
11/30/2001               $12,146                     $14,267                      $11,903
12/31/2001               $12,089                     $14,177                      $11,865
1/31/2002                $12,109                     $14,291                      $11,930
2/28/2002                $12,135                     $14,430                      $11,965
3/31/2002                $12,254                     $14,190                      $11,987
4/30/2002                $12,413                     $14,465                      $12,177
5/31/2002                $12,359                     $14,588                      $12,218
6/30/2002                $11,835                     $14,714                      $11,988
7/31/2002                $11,579                     $14,891                      $11,805
8/31/2002                $11,878                     $15,143                      $12,050
9/30/2002                $11,850                     $15,388                      $12,035
10/31/2002               $11,919                     $15,318                      $12,086
11/30/2002               $12,420                     $15,314                      $12,404
12/31/2002               $12,658                     $15,630                      $12,651
1/31/2003                $12,883                     $15,644                      $12,828
2/28/2003                $13,110                     $15,860                      $13,029
3/31/2003                $13,287                     $15,848                      $13,162
4/30/2003                $13,852                     $15,979                      $13,605
5/31/2003                $14,262                     $16,277                      $13,929
6/30/2003                $14,442                     $16,244                      $14,050
7/31/2003                $14,054                     $15,698                      $13,741
8/31/2003                $14,192                     $15,802                      $13,877
9/30/2003                $14,715                     $16,221                      $14,271
10/31/2003               $14,809                     $16,069                      $14,367
11/30/2003               $15,024                     $16,108                      $14,525
12/31/2003               $15,452                     $16,272                      $14,858
1/31/2004                $15,654                     $16,403                      $14,993
2/29/2004                $15,736                     $16,580                      $15,033
3/31/2004                $15,849                     $16,704                      $15,152
4/30/2004                $15,472                     $16,270                      $14,825
5/31/2004                $15,339                     $16,205                      $14,690
6/30/2004                $15,470                     $16,296                      $14,824
7/31/2004                $15,647                     $16,458                      $14,963
8/31/2004                $15,998                     $16,772                      $15,256
9/30/2004                $16,193                     $16,817                      $15,444
10/31/2004               $16,516                     $16,958                      $15,708
11/30/2004               $16,730                     $16,823                      $15,909
12/31/2004               $16,976                     $16,978                      $16,140
1/31/2005                $16,935                     $17,084                      $16,127
2/28/2005                $17,151                     $16,984                      $16,233
3/31/2005                $16,751                     $16,896                      $15,962
4/30/2005                $16,725                     $17,125                      $15,997
5/31/2005                $16,863                     $17,310                      $16,145
6/30/2005                $16,995                     $17,405                      $16,304
7/31/2005                $17,078                     $17,246                      $16,355
8/31/2005                $17,195                     $17,467                      $16,509
9/30/2005                $17,077                     $17,287                      $16,443
10/31/2005               $16,960                     $17,151                      $16,273
11/30/2005               $17,078                     $17,226                      $16,360
12/31/2005               $17,231                     $17,390                      $16,513
1/31/2006                $17,486                     $17,391                      $16,670
2/28/2006                $17,589                     $17,449                      $16,784
3/31/2006                $17,520                     $17,278                      $16,685
4/30/2006                $17,676                     $17,246                      $16,776
5/31/2006                $17,642                     $17,228                      $16,701
6/30/2006                $17,554                     $17,264                      $16,652
7/31/2006                $17,747                     $17,498                      $16,854
8/31/2006                $17,960                     $17,766                      $17,081
9/30/2006                $18,102                     $17,922                      $17,191
10/31/2006               $18,334                     $18,040                      $17,375
11/30/2006               $18,585                     $18,250                      $17,602
12/31/2006               $18,644                     $18,144                      $17,641
1/31/2007                $18,680                     $18,136                      $17,708
2/28/2007                $18,898                     $18,416                      $17,936
3/31/2007                $19,008                     $18,417                      $17,996
4/30/2007                $19,284                     $18,516                      $18,185

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                  4/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +4.48%
--------------------------------------------------------------------------------
5-Year                                                                    +8.26%
--------------------------------------------------------------------------------
10-Year                                                                   +6.79%
--------------------------------------------------------------------------------

CLASS B (1/1/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   Franklin Strategic          Lehman Brothers          Lipper Multi-Sector Income
 Date                 Income Fund           U.S. Aggregate Index 9    Funds Classification Average 9
----------------------------------------------------------------------------------------------------
1/1/1999                 $10,000                    $10,000                      $10,000
1/31/1999                $10,054                    $10,071                      $10,064
2/28/1999                 $9,914                    $ 9,896                      $ 9,956
3/31/1999                $10,069                    $ 9,950                      $10,106
4/30/1999                $10,340                    $ 9,982                      $10,318
5/31/1999                $10,104                    $ 9,894                      $10,117
6/30/1999                $10,119                    $ 9,863                      $10,124
7/31/1999                $10,036                    $ 9,821                      $10,094
8/31/1999                $ 9,943                    $ 9,816                      $10,025
9/30/1999                $ 9,958                    $ 9,930                      $10,074
10/31/1999               $ 9,993                    $ 9,967                      $10,092
11/30/1999               $10,077                    $ 9,966                      $10,190
12/31/1999               $10,213                    $ 9,918                      $10,295
1/31/2000                $10,053                    $ 9,885                      $10,203
2/29/2000                $10,165                    $10,005                      $10,359
3/31/2000                $10,186                    $10,137                      $10,367
4/30/2000                $10,115                    $10,108                      $10,249
5/31/2000                $ 9,981                    $10,103                      $10,117
6/30/2000                $10,271                    $10,313                      $10,373
7/31/2000                $10,334                    $10,407                      $10,415
8/31/2000                $10,493                    $10,558                      $10,501
9/30/2000                $10,432                    $10,624                      $10,402
10/31/2000               $10,222                    $10,694                      $10,203
11/30/2000               $10,010                    $10,869                      $10,062
12/31/2000               $10,445                    $11,071                      $10,353
1/31/2001                $10,850                    $11,252                      $10,725
2/28/2001                $10,820                    $11,350                      $10,739
3/31/2001                $10,647                    $11,407                      $10,550
4/30/2001                $10,639                    $11,360                      $10,470
5/31/2001                $10,708                    $11,428                      $10,541
6/30/2001                $10,611                    $11,471                      $10,460
7/31/2001                $10,738                    $11,728                      $10,550
8/31/2001                $10,866                    $11,862                      $10,694
9/30/2001                $10,424                    $12,000                      $10,371
10/31/2001               $10,738                    $12,251                      $10,626
11/30/2001               $11,008                    $12,082                      $10,753
12/31/2001               $10,965                    $12,006                      $10,719
1/31/2002                $10,968                    $12,103                      $10,778
2/28/2002                $10,999                    $12,220                      $10,809
3/31/2002                $11,103                    $12,017                      $10,829
4/30/2002                $11,231                    $12,250                      $11,001
5/31/2002                $11,192                    $12,354                      $11,038
6/30/2002                $10,703                    $12,461                      $10,829
7/31/2002                $10,468                    $12,611                      $10,665
8/31/2002                $10,734                    $12,824                      $10,886
9/30/2002                $10,718                    $13,032                      $10,873
10/31/2002               $10,764                    $12,972                      $10,918
11/30/2002               $11,224                    $12,969                      $11,205
12/31/2002               $11,423                    $13,237                      $11,428
1/31/2003                $11,622                    $13,248                      $11,588
2/28/2003                $11,823                    $13,431                      $11,770
3/31/2003                $11,990                    $13,421                      $11,890
4/30/2003                $12,482                    $13,532                      $12,291
5/31/2003                $12,859                    $13,784                      $12,584
6/30/2003                $13,017                    $13,757                      $12,693
7/31/2003                $12,651                    $13,294                      $12,414
8/31/2003                $12,784                    $13,383                      $12,537
9/30/2003                $13,249                    $13,737                      $12,893
10/31/2003               $13,329                    $13,609                      $12,979
11/30/2003               $13,504                    $13,641                      $13,122
12/31/2003               $13,897                    $13,780                      $13,422
1/31/2004                $14,074                    $13,891                      $13,545
2/29/2004                $14,143                    $14,041                      $13,581
3/31/2004                $14,239                    $14,147                      $13,688
4/30/2004                $13,897                    $13,778                      $13,393
5/31/2004                $13,773                    $13,723                      $13,271
6/30/2004                $13,885                    $13,801                      $13,392
7/31/2004                $14,039                    $13,938                      $13,518
8/31/2004                $14,349                    $14,203                      $13,782
9/30/2004                $14,518                    $14,242                      $13,952
10/31/2004               $14,802                    $14,361                      $14,191
11/30/2004               $15,002                    $14,247                      $14,372
12/31/2004               $15,217                    $14,378                      $14,581
1/31/2005                $15,176                    $14,468                      $14,569
2/28/2005                $15,350                    $14,383                      $14,665
3/31/2005                $14,988                    $14,309                      $14,420
4/30/2005                $14,959                    $14,503                      $14,452
5/31/2005                $15,092                    $14,660                      $14,585
6/30/2005                $15,204                    $14,739                      $14,729
7/31/2005                $15,273                    $14,605                      $14,775
8/31/2005                $15,357                    $14,793                      $14,914
9/30/2005                $15,262                    $14,640                      $14,854
10/31/2005               $15,137                    $14,524                      $14,701
11/30/2005               $15,237                    $14,589                      $14,779
12/31/2005               $15,383                    $14,727                      $14,918
1/31/2006                $15,605                    $14,728                      $15,060
2/28/2006                $15,677                    $14,777                      $15,162
3/31/2006                $15,610                    $14,632                      $15,073
4/30/2006                $15,758                    $14,605                      $15,156
5/31/2006                $15,707                    $14,590                      $15,087
6/30/2006                $15,639                    $14,621                      $15,044
7/31/2006                $15,806                    $14,818                      $15,226
8/31/2006                $15,988                    $15,045                      $15,431
9/30/2006                $16,109                    $15,177                      $15,530
10/31/2006               $16,294                    $15,278                      $15,696
11/30/2006               $16,527                    $15,455                      $15,902
12/31/2006               $16,558                    $15,365                      $15,937
1/31/2007                $16,589                    $15,359                      $15,997
2/28/2007                $16,784                    $15,596                      $16,204
3/31/2007                $16,881                    $15,596                      $16,257
4/30/2007                $17,126                    $15,681                      $16,428

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS B                                                                  4/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +4.62%
--------------------------------------------------------------------------------
5-Year                                                                    +8.51%
--------------------------------------------------------------------------------
Since Inception (1/1/99)                                                  +6.67%
--------------------------------------------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                  4/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +7.67%
--------------------------------------------------------------------------------
5-Year                                                                    +8.80%
--------------------------------------------------------------------------------
Since Inception (5/1/98)                                                  +6.17%
--------------------------------------------------------------------------------

CLASS C (5/1/98-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  Franklin Strategic          Lehman Brothers           Lipper Multi-Sector Income
 Date                Income Fund           U.S. Aggregate Index 9     Funds Classification Average 9
----------------------------------------------------------------------------------------------------
5/1/1998               $10,000                    $10,000                       $10,000
5/31/1998              $ 9,920                    $10,095                       $ 9,983
6/30/1998              $ 9,885                    $10,180                       $ 9,963
7/31/1998              $ 9,952                    $10,202                       $10,009
8/31/1998              $ 9,028                    $10,368                       $ 9,426
9/30/1998              $ 9,461                    $10,611                       $ 9,601
10/31/1998             $$9,650                    $10,555                       $ 9,565
11/30/1998             $10,034                    $10,615                       $ 9,892
12/31/1998             $10,038                    $10,647                       $ 9,884
1/31/1999              $10,079                    $10,723                       $ 9,948
2/28/1999              $ 9,941                    $10,535                       $ 9,841
3/31/1999              $10,087                    $10,594                       $ 9,989
4/30/1999              $10,359                    $10,627                       $10,199
5/31/1999              $10,113                    $10,534                       $10,000
6/30/1999              $10,127                    $10,501                       $10,007
7/31/1999              $10,053                    $10,456                       $ 9,978
8/31/1999              $ 9,950                    $10,451                       $ 9,909
9/30/1999              $ 9,965                    $10,572                       $ 9,957
10/31/1999             $10,009                    $10,611                       $ 9,975
11/30/1999             $10,094                    $10,610                       $10,072
12/31/1999             $10,229                    $10,559                       $10,176
1/31/2000              $10,058                    $10,525                       $10,085
2/29/2000              $10,181                    $10,652                       $10,240
3/31/2000              $10,202                    $10,792                       $10,247
4/30/2000              $10,131                    $10,761                       $10,131
5/31/2000              $ 9,997                    $10,756                       $10,000
6/30/2000              $10,289                    $10,980                       $10,253
7/31/2000              $10,352                    $11,080                       $10,294
8/31/2000              $10,511                    $11,240                       $10,380
9/30/2000              $10,439                    $11,311                       $10,282
10/31/2000             $10,229                    $11,386                       $10,085
11/30/2000             $10,027                    $11,572                        $9,946
12/31/2000             $10,452                    $11,787                       $10,233
1/31/2001              $10,870                    $11,979                       $10,601
2/28/2001              $10,840                    $12,084                       $10,615
3/31/2001              $10,655                    $12,145                       $10,428
4/30/2001              $10,658                    $12,094                       $10,349
5/31/2001              $10,717                    $12,167                       $10,420
6/30/2001              $10,631                    $12,213                       $10,339
7/31/2001              $10,759                    $12,486                       $10,428
8/31/2001              $10,888                    $12,629                       $10,570
9/30/2001              $10,443                    $12,776                       $10,251
10/31/2001             $10,759                    $13,044                       $10,503
11/30/2001             $11,029                    $12,864                       $10,629
12/31/2001             $10,974                    $12,782                       $10,595
1/31/2002              $10,989                    $12,886                       $10,653
2/28/2002              $11,009                    $13,010                       $10,684
3/31/2002              $11,113                    $12,794                       $10,703
4/30/2002              $11,242                    $13,042                       $10,874
5/31/2002              $11,202                    $13,153                       $10,911
6/30/2002              $10,723                    $13,267                       $10,704
7/31/2002              $10,487                    $13,427                       $10,542
8/31/2002              $10,754                    $13,653                       $10,760
9/30/2002              $10,726                    $13,874                       $10,747
10/31/2002             $10,785                    $13,811                       $10,792
11/30/2002             $11,235                    $13,808                       $11,076
12/31/2002             $11,446                    $14,093                       $11,296
1/31/2003              $11,647                    $14,105                       $11,454
2/28/2003              $11,848                    $14,300                       $11,634
3/31/2003              $12,004                    $14,289                       $11,753
4/30/2003              $12,498                    $14,407                       $12,149
5/31/2003              $12,877                    $14,676                       $12,438
6/30/2003              $13,035                    $14,646                       $12,546
7/31/2003              $12,667                    $14,154                       $12,270
8/31/2003              $12,800                    $14,248                       $12,392
9/30/2003              $13,267                    $14,625                       $12,744
10/31/2003             $13,347                    $14,489                       $12,829
11/30/2003             $13,536                    $14,523                       $12,970
12/31/2003             $13,918                    $14,671                       $13,267
1/31/2004              $14,095                    $14,789                       $13,388
2/29/2004              $14,165                    $14,949                       $13,424
3/31/2004              $14,262                    $15,061                       $13,530
4/30/2004              $13,918                    $14,669                       $13,238
5/31/2004              $13,794                    $14,611                       $13,118
6/30/2004              $13,906                    $14,693                       $13,237
7/31/2004              $14,061                    $14,839                       $13,361
8/31/2004              $14,358                    $15,122                       $13,623
9/30/2004              $14,543                    $15,163                       $13,791
10/31/2004             $14,828                    $15,290                       $14,027
11/30/2004             $15,015                    $15,168                       $14,206
12/31/2004             $15,231                    $15,308                       $14,412
1/31/2005              $15,189                    $15,404                       $14,401
2/28/2005              $15,378                    $15,313                       $14,496
3/31/2005              $15,014                    $15,234                       $14,254
4/30/2005              $14,986                    $15,440                       $14,285
5/31/2005              $15,104                    $15,608                       $14,416
6/30/2005              $15,217                    $15,693                       $14,559
7/31/2005              $15,287                    $15,550                       $14,604
8/31/2005              $15,371                    $15,749                       $14,741
9/30/2005              $15,276                    $15,587                       $14,682
10/31/2005             $15,166                    $15,464                       $14,531
11/30/2005             $15,251                    $15,532                       $14,608
12/31/2005             $15,398                    $15,680                       $14,746
1/31/2006              $15,621                    $15,680                       $14,886
2/28/2006              $15,708                    $15,733                       $14,987
3/31/2006              $15,626                    $15,578                       $14,898
4/30/2006              $15,775                    $15,550                       $14,980
5/31/2006              $15,739                    $15,533                       $14,913
6/30/2006              $15,656                    $15,566                       $14,870
7/31/2006              $15,823                    $15,777                       $15,050
8/31/2006              $16,007                    $16,018                       $15,253
9/30/2006              $16,128                    $16,159                       $15,350
10/31/2006             $16,330                    $16,266                       $15,515
11/30/2006             $16,548                    $16,455                       $15,718
12/31/2006             $16,596                    $16,359                       $15,753
1/31/2007              $16,622                    $16,352                       $15,812
2/28/2007              $16,811                    $16,604                       $16,016
3/31/2007              $16,903                    $16,605                       $16,069
4/30/2007              $17,142                    $16,695                       $16,238

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS R                                                                  4/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +8.74%
--------------------------------------------------------------------------------
5-Year                                                                    +8.94%
--------------------------------------------------------------------------------
Since Inception (1/1/02)                                                  +8.80%
--------------------------------------------------------------------------------

CLASS R (1/1/02-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   Franklin Strategic          Lehman Brothers           Lipper Multi-Sector Income
 Date                 Income Fund           U.S. Aggregate Index 9     Funds Classification Average 9
-----------------------------------------------------------------------------------------------------
1/1/2002                 $10,000                   $10,000                       $10,000
1/31/2002                 $9,974                   $10,081                       $10,055
2/28/2002                 $9,982                   $10,179                       $10,084
3/31/2002                $10,078                   $10,009                       $10,102
4/30/2002                $10,207                   $10,203                       $10,263
5/31/2002                $10,172                   $10,290                       $10,298
6/30/2002                 $9,739                   $10,379                       $10,103
7/31/2002                 $9,513                   $10,504                        $9,950
8/31/2002                 $9,758                   $10,682                       $10,156
9/30/2002                 $9,745                   $10,855                       $10,143
10/31/2002                $9,788                   $10,805                       $10,186
11/30/2002               $10,209                   $10,802                       $10,454
12/31/2002               $10,403                   $11,025                       $10,662
1/31/2003                $10,575                   $11,035                       $10,811
2/28/2003                $10,759                   $11,188                       $10,981
3/31/2003                $10,915                   $11,179                       $11,093
4/30/2003                $11,366                   $11,271                       $11,467
5/31/2003                $11,711                   $11,481                       $11,740
6/30/2003                $11,857                   $11,459                       $11,842
7/31/2003                $11,524                   $11,073                       $11,581
8/31/2003                $11,647                   $11,147                       $11,696
9/30/2003                $12,061                   $11,442                       $12,028
10/31/2003               $12,149                   $11,335                       $12,109
11/30/2003               $12,312                   $11,362                       $12,242
12/31/2003               $12,660                   $11,478                       $12,522
1/31/2004                $12,836                   $11,570                       $12,636
2/29/2004                $12,901                   $11,696                       $12,670
3/31/2004                $12,978                   $11,783                       $12,770
4/30/2004                $12,666                   $11,477                       $12,495
5/31/2004                $12,568                   $11,431                       $12,381
6/30/2004                $12,659                   $11,495                       $12,494
7/31/2004                $12,803                   $11,609                       $12,611
8/31/2004                $13,088                   $11,831                       $12,858
9/30/2004                $13,246                   $11,863                       $13,016
10/31/2004               $13,508                   $11,962                       $13,239
11/30/2004               $13,680                   $11,867                       $13,408
12/31/2004               $13,878                   $11,976                       $13,603
1/31/2005                $13,842                   $12,051                       $13,592
2/28/2005                $14,016                   $11,980                       $13,682
3/31/2005                $13,686                   $11,919                       $13,453
4/30/2005                $13,662                   $12,080                       $13,483
5/31/2005                $13,772                   $12,211                       $13,607
6/30/2005                $13,876                   $12,277                       $13,741
7/31/2005                $13,942                   $12,165                       $13,784
8/31/2005                $14,034                   $12,321                       $13,914
9/30/2005                $13,935                   $12,194                       $13,858
10/31/2005               $13,837                   $12,098                       $13,715
11/30/2005               $13,930                   $12,151                       $13,788
12/31/2005               $14,052                   $12,267                       $13,918
1/31/2006                $14,258                   $12,268                       $14,050
2/28/2006                $14,340                   $12,308                       $14,145
3/31/2006                $14,280                   $12,188                       $14,062
4/30/2006                $14,405                   $12,165                       $14,139
5/31/2006                $14,373                   $12,152                       $14,076
6/30/2006                $14,299                   $12,178                       $14,035
7/31/2006                $14,454                   $12,343                       $14,205
8/31/2006                $14,624                   $12,532                       $14,396
9/30/2006                $14,737                   $12,642                       $14,488
10/31/2006               $14,923                   $12,726                       $14,643
11/30/2006               $15,124                   $12,873                       $14,835
12/31/2006               $15,155                   $12,798                       $14,868
1/31/2007                $15,196                   $12,793                       $14,924
2/28/2007                $15,371                   $12,990                       $15,117
3/31/2007                $15,457                   $12,991                       $15,167
4/30/2007                $15,664                   $13,061                       $15,326


12 | Annual Report

ADVISOR CLASS (5/1/97-4/30/07) 8

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   Franklin Strategic           Lehman Brothers            Lipper Multi-Sector Income
 Date                 Income Fund            U.S. Aggregate Index 9      Funds Classification Average 9
-------------------------------------------------------------------------------------------------------
5/1/1997                $10,000                     $10,000                         $10,000
5/31/1997               $10,218                     $10,095                         $10,188
6/30/1997               $10,390                     $10,214                         $10,345
7/31/1997               $10,621                     $10,490                         $10,596
8/31/1997               $10,625                     $10,400                         $10,538
9/30/1997               $10,840                     $10,554                         $10,759
10/31/1997              $10,672                     $10,707                         $10,665
11/30/1997              $10,812                     $10,756                         $10,733
12/31/1997              $10,963                     $10,864                         $10,827
1/31/1998               $11,086                     $11,004                         $10,967
2/28/1998               $11,170                     $10,996                         $11,055
3/31/1998               $11,265                     $11,033                         $11,161
4/30/1998               $11,311                     $11,091                         $11,199
5/31/1998               $11,244                     $11,196                         $11,180
6/30/1998               $11,209                     $11,291                         $11,157
7/31/1998               $11,289                     $11,315                         $11,209
8/31/1998               $10,234                     $11,499                         $10,556
9/30/1998               $10,740                     $11,769                         $10,752
10/31/1998              $10,958                     $11,706                         $10,712
11/30/1998              $11,398                     $11,773                         $11,078
12/31/1998              $11,407                     $11,808                         $11,069
1/31/1999               $11,457                     $11,892                         $11,140
2/28/1999               $11,305                     $11,685                         $11,021
3/31/1999               $11,476                     $11,750                         $11,186
4/30/1999               $11,789                     $11,787                         $11,421
5/31/1999               $11,513                     $11,684                         $11,199
6/30/1999               $11,533                     $11,646                         $11,206
7/31/1999               $11,453                     $11,597                         $11,174
8/31/1999               $11,350                     $11,591                         $11,097
9/30/1999               $11,373                     $11,725                         $11,151
10/31/1999              $11,419                     $11,769                         $11,171
11/30/1999              $11,521                     $11,768                         $11,280
12/31/1999              $11,682                     $11,711                         $11,396
1/31/2000               $11,505                     $11,673                         $11,294
2/29/2000               $11,640                     $11,814                         $11,467
3/31/2000               $11,670                     $11,970                         $11,475
4/30/2000               $11,595                     $11,935                         $11,345
5/31/2000               $11,448                     $11,930                         $11,199
6/30/2000               $11,789                     $12,178                         $11,482
7/31/2000               $11,868                     $12,289                         $11,528
8/31/2000               $12,057                     $12,467                         $11,624
9/30/2000               $11,993                     $12,545                         $11,515
10/31/2000              $11,758                     $12,628                         $11,294
11/30/2000              $11,520                     $12,835                         $11,138
12/31/2000              $12,028                     $13,073                         $11,460
1/31/2001               $12,502                     $13,286                         $11,872
2/28/2001               $12,474                     $13,402                         $11,888
3/31/2001               $12,280                     $13,469                         $11,679
4/30/2001               $12,278                     $13,414                         $11,590
5/31/2001               $12,353                     $13,494                         $11,669
6/30/2001               $12,259                     $13,545                         $11,579
7/31/2001               $12,413                     $13,848                         $11,678
8/31/2001               $12,569                     $14,007                         $11,837
9/30/2001               $12,062                     $14,170                         $11,480
10/31/2001              $12,434                     $14,467                         $11,762
11/30/2001              $12,754                     $14,267                         $11,903
12/31/2001              $12,710                     $14,177                         $11,865
1/31/2002               $12,721                     $14,291                         $11,930
2/28/2002               $12,751                     $14,430                         $11,965
3/31/2002               $12,892                     $14,190                         $11,987
4/30/2002               $13,048                     $14,465                         $12,177
5/31/2002               $12,994                     $14,588                         $12,218
6/30/2002               $12,446                     $14,714                         $11,988
7/31/2002               $12,179                     $14,891                         $11,805
8/31/2002               $12,496                     $15,143                         $12,050
9/30/2002               $12,484                     $15,388                         $12,035
10/31/2002              $12,545                     $15,318                         $12,086
11/30/2002              $13,074                     $15,314                         $12,404
12/31/2002              $13,327                     $15,630                         $12,651
1/31/2003               $13,568                     $15,644                         $12,828
2/28/2003               $13,810                     $15,860                         $13,029
3/31/2003               $13,998                     $15,848                         $13,162
4/30/2003               $14,597                     $15,979                         $13,605
5/31/2003               $15,047                     $16,277                         $13,929
6/30/2003               $15,224                     $16,244                         $14,050
7/31/2003               $14,818                     $15,698                         $13,741
8/31/2003               $14,967                     $15,802                         $13,877
9/30/2003               $15,522                     $16,221                         $14,271
10/31/2003              $15,625                     $16,069                         $14,367
11/30/2003              $15,855                     $16,108                         $14,525
12/31/2003              $16,310                     $16,272                         $14,858
1/31/2004               $16,526                     $16,403                         $14,993
2/29/2004               $16,632                     $16,580                         $15,033
3/31/2004               $16,739                     $16,704                         $15,152
4/30/2004               $16,343                     $16,270                         $14,825
5/31/2004               $16,223                     $16,205                         $14,690
6/30/2004               $16,364                     $16,296                         $14,824
7/31/2004               $16,539                     $16,458                         $14,963
8/31/2004               $16,913                     $16,772                         $15,256
9/30/2004               $17,140                     $16,817                         $15,444
10/31/2004              $17,468                     $16,958                         $15,708
11/30/2004              $17,715                     $16,823                         $15,909
12/31/2004              $17,979                     $16,978                         $16,140
1/31/2005               $17,939                     $17,084                         $16,127
2/28/2005               $18,155                     $16,984                         $16,233
3/31/2005               $17,752                     $16,896                         $15,962
4/30/2005               $17,711                     $17,125                         $15,997
5/31/2005               $17,878                     $17,310                         $16,145
6/30/2005               $18,021                     $17,405                         $16,304
7/31/2005               $18,113                     $17,246                         $16,355
8/31/2005               $18,223                     $17,467                         $16,509
9/30/2005               $18,120                     $17,287                         $16,443
10/31/2005              $17,981                     $17,151                         $16,273
11/30/2005              $18,110                     $17,226                         $16,360
12/31/2005              $18,294                     $17,390                         $16,513
1/31/2006               $18,569                     $17,391                         $16,670
2/28/2006               $18,664                     $17,449                         $16,784
3/31/2006               $18,594                     $17,278                         $16,685
4/30/2006               $18,782                     $17,246                         $16,776
5/31/2006               $18,731                     $17,228                         $16,701
6/30/2006               $18,660                     $17,264                         $16,652
7/31/2006               $18,869                     $17,498                         $16,854
8/31/2006               $19,099                     $17,766                         $17,081
9/30/2006               $19,254                     $17,922                         $17,191
10/31/2006              $19,485                     $18,040                         $17,375
11/30/2006              $19,775                     $18,250                         $17,602
12/31/2006              $19,823                     $18,144                         $17,641
1/31/2007               $19,885                     $18,136                         $17,708
2/28/2007               $20,121                     $18,416                         $17,936
3/31/2007               $20,242                     $18,417                         $17,996
4/30/2007               $20,520                     $18,516                         $18,185

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS 8                                                          4/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +9.25%
--------------------------------------------------------------------------------
5-Year                                                                    +9.48%
--------------------------------------------------------------------------------
10-Year                                                                   +7.45%
--------------------------------------------------------------------------------


                                                              Annual Report | 13

ENDNOTES

BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGH YIELDS REFLECT THE HIGHER CREDIT RISKS ASSOCIATED WITH CERTAIN LOWER-RATED SECURITIES HELD IN THE PORTFOLIO. FLOATING-RATE LOANS AND HIGH YIELD CORPORATE BONDS ARE RATED BELOW INVESTMENT GRADE AND ARE SUBJECT TO GREATER RISK OF DEFAULT, WHICH COULD RESULT IN LOSS OF PRINCIPAL -- A RISK THAT MAY BE HEIGHTENED IN A SLOWING ECONOMY. THE RISKS OF FOREIGN SECURITIES INCLUDE CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Effective 9/1/99, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/12/99, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/11/99, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/99 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +81.86% and +8.06%.

9. Sources: Lehman Brothers Inc.; Lipper Inc. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/ depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended 4/30/07, there were 126 funds in this category. Lipper calculations do not include sales charges or subsidization by a fund's manager. Fund performance relative to the average may have differed if these and other factors had been considered.


14 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT        ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                           VALUE 11/1/06          VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000               $1,051.80                $4.83
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000               $1,020.08                $4.76
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000               $1,050.50                $6.86
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000               $1,018.10                $6.76
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000               $1,049.70                $6.91
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000               $1,018.05                $6.80
------------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000               $1,049.60                $6.10
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000               $1,018.84                $6.01
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000               $1,053.10                $3.56
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000               $1,021.32                $3.51
------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.95%; B: 1.35%; C: 1.36%; R: 1.20%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


16 | Annual Report

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN STRATEGIC INCOME FUND

                                                         --------------------------------------------------------------------------
                                                                                    YEAR ENDED APRIL 30,
CLASS A                                                     2007            2006            2005            2004            2003
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................  $    10.20      $    10.24      $    10.09      $     9.65      $     9.36
                                                         --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................        0.53            0.51            0.53            0.56            0.65

 Net realized and unrealized gains (losses) ...........        0.35            0.05            0.27            0.54            0.35
                                                         --------------------------------------------------------------------------
Total from investment operations ......................        0.88            0.56            0.80            1.10            1.00
                                                         --------------------------------------------------------------------------
Less distributions from net investment income .........       (0.60)          (0.60)          (0.65)          (0.66)          (0.71)
                                                         --------------------------------------------------------------------------
Redemption fees .......................................          -- e            -- e            -- e            --              --
                                                         --------------------------------------------------------------------------
Net asset value, end of year ..........................  $    10.48      $    10.20      $    10.24      $    10.09      $     9.65
                                                         ==========================================================================

Total return c ........................................        9.09%           5.69%           8.10%          11.69%          11.60%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .....        0.92%           0.91%           0.92%           0.92%           0.96%

Expenses net of waiver and payments by affiliates .....        0.92% f         0.91% f         0.91% f         0.92% f         0.88%

Net investment income .................................        5.22%           5.05%           5.18%           5.53%           7.30%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................  $1,521,459      $  998,182      $  696,198      $  446,282      $  336,607

Portfolio turnover rate ...............................       42.24%          34.10%          48.57%          66.57%          67.65%

Portfolio turnover rate excluding mortgage dollar
rolls d ...............................................       41.50%          33.59%          39.91%          52.35%          53.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     See Note 1(e) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

                                                           --------------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
CLASS B                                                      2007            2006          2005           2004           2003
                                                           --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................    $  10.24       $  10.27       $  10.12       $   9.67       $   9.38
                                                           --------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................        0.49           0.47           0.49           0.52           0.61

 Net realized and unrealized gains (losses) ...........        0.35           0.06           0.27           0.55           0.35
                                                           --------------------------------------------------------------------
Total from investment operations ......................        0.84           0.53           0.76           1.07           0.96
                                                           --------------------------------------------------------------------
Less distributions from net investment income .........       (0.56)         (0.56)         (0.61)         (0.62)         (0.67)
                                                           --------------------------------------------------------------------
Redemption fees .......................................          -- e           -- e           -- e           --             --
                                                           --------------------------------------------------------------------
Net asset value, end of year ..........................    $  10.52       $  10.24       $  10.27       $  10.12       $   9.67
                                                           ====================================================================

Total return c ........................................        8.62%          5.34%          7.65%         11.33%         11.14%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .....        1.32%          1.31%          1.32%          1.32%          1.36%

Expenses net of waiver and payments by affiliates .....        1.32% f        1.31% f        1.31% f        1.32% f        1.28%

Net investment income .................................        4.82%          4.65%          4.78%          5.13%          6.90%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................    $104,523       $104,477       $110,502       $ 91,974       $ 61,254

Portfolio turnover rate ...............................       42.24%         34.10%         48.57%         66.57%         67.65%

Portfolio turnover rate excluding mortgage dollar
rolls d ...............................................       41.50%         33.59%         39.91%         52.35%         53.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     See Note 1(e) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

                                                                  ----------------------------------------------------------------
                                                                                       YEAR ENDED APRIL 30,
CLASS C                                                             2007          2006          2005          2004          2003
                                                                  ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................    $  10.20      $  10.24      $  10.09      $   9.64      $   9.36
                                                                  ----------------------------------------------------------------
Income from investment operations a:

 Net investment income b .....................................        0.49          0.47          0.49          0.52          0.61

 Net realized and unrealized gains (losses) ..................        0.35          0.05          0.27          0.55          0.34
                                                                  ----------------------------------------------------------------
Total from investment operations .............................        0.84          0.52          0.76          1.07          0.95
                                                                  ----------------------------------------------------------------
Less distributions from net investment income ................       (0.56)        (0.56)        (0.61)        (0.62)        (0.67)
                                                                  ----------------------------------------------------------------
Redemption fees ..............................................          -- e          -- e          -- e          --            --
                                                                  ----------------------------------------------------------------
Net asset value, end of year .................................    $  10.48      $  10.20      $  10.24      $  10.09      $   9.64
                                                                  ================================================================

Total return c ...............................................        8.67%         5.27%         7.67%        11.36%        11.18%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates ............        1.32%         1.31%         1.32%         1.32%         1.36%

Expenses net of waiver and payments by affiliates ............        1.32% f       1.31% f       1.31% f       1.32% f       1.28%

Net investment income ........................................        4.82%         4.65%         4.78%         5.13%         6.90%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................    $437,026      $294,412      $213,741      $151,823      $ 86,153

Portfolio turnover rate ......................................       42.24%        34.10%        48.57%        66.57%        67.65%

Portfolio turnover rate excluding mortgage dollar rolls d ....       41.50%        33.59%        39.91%        52.35%        53.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     See Note 1(e) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

                                                                  ---------------------------------------------------------------
                                                                                       YEAR ENDED APRIL 30,
CLASS R                                                             2007          2006          2005          2004         2003
                                                                  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................   $ 10.18       $ 10.22       $ 10.07       $  9.63       $  9.34
                                                                  ---------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................................      0.51          0.49          0.51          0.53          0.63

 Net realized and unrealized gains (losses) ...................      0.35          0.05          0.26          0.55          0.35
                                                                  ---------------------------------------------------------------
Total from investment operations ..............................      0.86          0.54          0.77          1.08          0.98
                                                                  ---------------------------------------------------------------
Less distributions from net investment income .................     (0.58)        (0.58)        (0.62)        (0.64)        (0.69)
                                                                  ---------------------------------------------------------------
Redemption fees ...............................................        -- e          -- e          -- e          --            --
                                                                  ---------------------------------------------------------------
Net asset value, end of year ..................................   $ 10.46       $ 10.18       $ 10.22       $ 10.07       $  9.63
                                                                  ===============================================================

Total return c ................................................      8.74%         5.44%         7.86%        11.45%        11.35%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .............      1.17%         1.16%         1.17%         1.17%         1.21%

Expenses net of waiver and payments by affiliates .............      1.17% f       1.16% f       1.16% f       1.17% f       1.13%

Net investment income .........................................      4.97%         4.80%         4.93%         5.28%         7.05%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................   $65,527       $32,971       $17,859       $ 7,324       $ 1,558

Portfolio turnover rate .......................................     42.24%        34.10%        48.57%        66.57%        67.65%

Portfolio turnover rate excluding mortgage dollar rolls d .....     41.50%        33.59%        39.91%        52.35%        53.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     See Note 1(e) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

                                                                  ---------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
ADVISOR CLASS                                                       2007          2006          2005          2004          2003
                                                                  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................   $ 10.21       $ 10.24       $ 10.09       $  9.65       $  9.36
                                                                  ---------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................................      0.56          0.54          0.56          0.58          0.69

 Net realized and unrealized gains (losses) ...................      0.35          0.06          0.26          0.54          0.33
                                                                  ---------------------------------------------------------------
Total from investment operations ..............................      0.91          0.60          0.82          1.12          1.02
                                                                  ---------------------------------------------------------------
Less distributions from net investment income .................     (0.63)        (0.63)        (0.67)        (0.68)        (0.73)
                                                                  ---------------------------------------------------------------
Redemption fees ...............................................        -- d          -- d          -- d          --            --
                                                                  ---------------------------------------------------------------
Net asset value, end of year ..................................   $ 10.49       $ 10.21       $ 10.24       $ 10.09       $  9.65
                                                                  ===============================================================

Total return ..................................................      9.25%         6.05%         8.37%        11.97%        11.87%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .............      0.67%         0.66%         0.67%         0.67%         0.71%

Expenses net of waiver and payments by affiliates .............      0.67% e       0.66% e       0.66% e       0.67% e       0.63%

Net investment income .........................................      5.47%         5.30%         5.43%         5.78%         7.55%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................   $66,745       $57,367       $60,489       $39,784       $34,224

Portfolio turnover rate .......................................     42.24%        34.10%        48.57%        66.57%        67.65%

Portfolio turnover rate excluding mortgage dollar rolls c .....     41.50%        33.59%        39.91%        52.35%        53.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     See Note 1(e) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 90.3%
    COMMON STOCKS 0.0% a
    PRODUCER MANUFACTURING 0.0% a
b,c Cambridge Industries Liquidating Trust Interest ...................      United States              516,372      $          568
b,c VS Holdings Inc. ..................................................      United States               64,666                  --
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $64,666) ................................                                                         568
                                                                                                                     --------------
    CONVERTIBLE PREFERRED STOCKS 1.9%
    ENERGY MINERALS 0.3%
    Chesapeake Energy Corp., 6.25%, cvt. pfd. .........................      United States               20,000           5,676,900
                                                                                                                     --------------
    FINANCE 0.8%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. ..................      United States              135,000           7,593,750
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ........................      United States              260,000           7,477,600
    Fannie Mae, 5.375%, cvt. pfd. .....................................      United States                   29 d         2,946,168
                                                                                                                     --------------
                                                                                                                         18,017,518
                                                                                                                     --------------
    HEALTH TECHNOLOGY 0.4%
    Schering-Plough Corp., 6.00%, cvt. pfd. ...........................      United States              125,000           9,016,250
                                                                                                                     --------------
    NON-ENERGY MINERALS 0.2%
    Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. .............      United States               34,500           3,738,937
                                                                                                                     --------------
    PROCESS INDUSTRIES 0.2%
    Huntsman Corp., 5.00%, cvt. pfd. ..................................      United States              120,000           5,145,000
                                                                                                                     --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $39,055,257) .............                                                  41,594,605
                                                                                                                     --------------

                                                                                                --------------------
                                                                                                 PRINCIPAL AMOUNT e
                                                                                                --------------------
f,g SENIOR FLOATING RATE INTERESTS 13.2%
    COMMERCIAL SERVICES 1.3%
    Affiliated Computer Services Inc.,
      Additional Term Loan, 7.32%, 3/20/13 ............................      United States            4,099,025           4,106,321
      Term Loan B, 7.32%, 3/20/13 .....................................      United States              604,350             605,426
  h ARAMARK Corp.,
      Synthetic L/C, 7.35%, 1/26/14 ...................................      United States              342,805             344,814
      Term Loan B, 7.35%, 1/26/14 .....................................      United States            4,791,558           4,819,637
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
     Term Loan, 7.35%, 10/26/12 .......................................      United States            4,960,948           4,967,347
    IDEARC Inc.,
      Term Loan A, 6.85%, 11/17/13 ....................................      United States            2,100,000           2,105,376
      Term Loan B, 7.35%, 11/17/14 ....................................      United States            4,977,525           5,008,684
    R.H. Donnelley Inc.,
      Term Loan A-4, 6.57%, 12/31/09 ..................................      United States              156,463             155,389
      Term Loan D-2, 6.83% - 6.86%, 6/30/11 ...........................      United States            5,132,567           5,137,340
    Worldspan LP, Term Loan B, 8.59% - 8.61%, 12/07/13 ................      United States            1,531,163           1,537,027
                                                                                                                     --------------
                                                                                                                         28,787,361
                                                                                                                     --------------
    COMMUNICATIONS 0.6%
    Alaska Communications Systems Holdings Inc.,
      2005 Incremental Loan, 7.10%, 2/01/12 ...........................      United States              146,800             147,651
      2006 Incremental Loan, 7.10%, 2/01/12 ...........................      United States              265,000             266,548
      Term Loan, 7.10%, 2/01/12 .......................................      United States            5,568,200           5,600,496
    Windstream Corp., Tranche B-1, 6.86%, 7/17/13 .....................      United States            7,207,936           7,246,715
                                                                                                                     --------------
                                                                                                                         13,261,410
                                                                                                                     --------------


22 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
f,g SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER DURABLES 0.6%
    Eastman Kodak Co.,
      Term Loan B1, 7.57% - 9.50%, 10/18/12 ...........................      United States            2,083,875      $    2,085,417
      Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 ....................      United States            1,406,436           1,407,617
    Jarden Corp.,
      Term Loan B1, 7.10%, 1/24/12 ....................................      United States            2,075,794           2,090,366
      Term Loan B2, 7.10%, 1/24/12 ....................................      United States            4,010,553           4,038,106
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
     7.35% - 7.355%, 4/05/13 ..........................................         Canada                2,267,403           2,215,252
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
     7.35% - 7.355%, 4/05/13 ..........................................      United States            2,271,265           2,219,026
                                                                                                                     --------------
                                                                                                                         14,055,784
                                                                                                                     --------------
    CONSUMER NON-DURABLES 0.9%
    CBRL Group (Cracker Barrel), Term Loan B1, 6.86%, 4/27/13 .........      United States            4,258,118           4,260,077
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ...........      United States            5,078,333           5,113,018
  h Dean Foods Co., Term Loan B, 6.875%, 4/02/14 ......................      United States            6,000,000           6,006,120
    Reynolds American Inc., Term Loan B, 7.104% - 7.125%,
     5/31/12 ..........................................................      United States            4,276,615           4,296,929
                                                                                                                     --------------
                                                                                                                         19,676,144
                                                                                                                     --------------
    CONSUMER SERVICES 2.9%
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
     7.07% - 7.11%, 3/29/13 ...........................................      United States            6,151,092           6,165,239
    Gatehouse Media Operating Inc.,
      Delayed Draw Term Loan, 7.10% - 7.11%, 8/28/14 ..................      United States              896,739             891,565
      Term Loan B, 7.11%, 8/28/14 .....................................      United States            2,403,261           2,389,394
    Green Valley Ranch Gaming LLC, Term Loan B, 7.36%,
     2/16/14 ..........................................................      United States              621,545             625,387
    Insight Midwest Holdings, Term Loan B, 7.35%, 4/02/14 .............      United States            4,740,000           4,764,838
    MCC Iowa,
      Term Loan D-1, 7.10% - 7.11%, 1/31/15 ...........................      United States            3,584,053           3,600,468
      Term Loan D-2 (Delayed Draw), 7.10%, 1/31/15 ....................      United States            1,748,867           1,756,877
    Mediacom LLC, Term Loan C, 7.09% - 7.11%, 1/31/15 .................      United States            1,780,270           1,788,424
    Mission Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ...........      United States            1,979,020           1,972,727
    National Cinemedia LLC, Term Loan, 7.09%, 2/13/15 .................      United States            6,285,000           6,302,661
    Nexstar Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ...........      United States            1,874,939           1,868,976
    Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%,
     10/03/12 .........................................................      United States            5,197,573           5,227,927
    Readers Digest Association Inc., Term Loan B, 7.33% - 7.348%,
     3/02/14 ..........................................................      United States              585,000             586,158
    Regal Cinemas Corp., Term Loan, 7.10%, 10/27/13 ...................      United States            5,355,963           5,383,493
    Sabre Inc., Term Loan B, 7.605%, 3/30/14 ..........................      United States            4,500,000           4,514,760
    Univision Communications Inc., Term Loan B, 7.605%,
     9/29/14 ..........................................................      United States            4,228,188           4,223,283
  h UPC Financing Partnership, Term Loan N, 9.00% 12/31/14 ............       Netherlands             4,630,000           4,634,769


                                                              Annual Report | 23

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
f,g SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Valassis Communications Inc., Term Loan B, 7.10%, 3/02/14 .........      United States            1,518,267      $    1,522,123
    VML US Finance LLC (Venetian Macau),
     i Delay Draw, 7.60%, 5/26/12 .....................................      United States              210,505             211,858
       New Project Term Loans, 7.60%, 5/25/13 .........................      United States              875,000             881,676
       Term Loan B, 7.60%, 5/26/13 ....................................      United States            4,076,667           4,107,160
                                                                                                                     --------------
                                                                                                                         63,419,763
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 0.3%
    Advanced Micro Devices Inc., Term Loan B, 7.34%, 12/31/13 .........      United States            4,248,562           4,254,468
    Hawker Beechcraft Inc.,
      Synthetic L/C, 5.25%, 3/26/14 ...................................      United States              118,972             119,597
      Term Loan B, 7.32%, 3/26/14 .....................................      United States            1,406,028           1,413,424
                                                                                                                     --------------
                                                                                                                          5,787,489
                                                                                                                     --------------
    ENERGY MINERALS 0.6%
  h Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 ..............      United States            6,704,070           6,726,864
    Niska Gas Storage Canada ULC (C/R Gas),
      Asset Sale Term Loan, 7.07%, 5/13/11 ............................         Canada                  523,945             523,400
      Canadian Term Loan, 7.09%, 5/12/13 ..............................         Canada                2,843,154           2,839,003
    Niska Gas Storage U.S. LLC (C/R Gas),
      Delay Draw, 7.07%, 5/12/13 ......................................      United States              333,897             332,929
      U.S. Term Loan, 7.07% - 7.09%, 5/12/13 ..........................      United States              492,917             491,725
  h Western Refining Inc.,
      Delayed Draw Term Loan, 9.00%, 3/06/14 ..........................      United States              343,750             343,891
      Term Loan B, 8.95%, 3/06/14 .....................................      United States            1,406,250           1,406,826
                                                                                                                     --------------
                                                                                                                         12,664,638
                                                                                                                     --------------
    FINANCE 1.0%
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 .............      United States            6,255,948           6,250,505
    Hertz Corp.,
      Credit Link, 5.35%, 12/21/12 ....................................      United States              484,444             487,676
      Term Loan B, 7.07% - 7.09%, 12/21/12 ............................      United States            2,706,107           2,724,156
    Nasdaq Stock Market Inc.,
      Incremental Term Loan B, 7.07%, 4/18/12 .........................      United States              358,200             358,483
      Term Loan B, 7.07%, 4/18/12 .....................................      United States            2,596,250           2,598,275
      Term Loan C (Delayed Draw), 7.07%, 4/18/12 ......................      United States            1,504,986           1,506,160
    TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 .........      United States            7,604,234           7,631,533
                                                                                                                     --------------
                                                                                                                         21,556,788
                                                                                                                     --------------
    HEALTH SERVICES 1.0%
    Fresenius Medical Care Holdings Inc., Term Loan B,
     6.725% - 6.735%, 3/31/13 .........................................      United States            6,617,924           6,612,630
    HCA Inc., Term Loan B-1, 7.60%, 11/18/13 ..........................      United States            4,613,438           4,662,801
    Health Management Associates Inc., Term Loan B, 7.10%,
     2/28/14 ..........................................................      United States            5,500,000           5,522,715
    LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 ............      United States            5,202,217           5,194,466
                                                                                                                     --------------
                                                                                                                         21,992,612
                                                                                                                     --------------


24 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
f,g SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HEALTH TECHNOLOGY 0.1%
  h Onex Carestream Finance LP, Term Loan, 9.25%, 4/30/13 .............      United States            2,450,000      $    2,457,056
                                                                                                                     --------------
    INDUSTRIAL SERVICES 0.3%
    Allied Waste North America Inc.,
      Credit Link, 5.32%, 3/28/14 .....................................      United States            1,720,026           1,731,361
      Term Loan B, 7.06% - 7.15%, 1/15/12 .............................      United States            3,878,723           3,904,284
                                                                                                                     --------------
                                                                                                                          5,635,645
                                                                                                                     --------------
    NON-ENERGY MINERALS 0.3%
  h Freeport-McMoRan Copper & Gold Inc., Term Loan B, 7.07%,
     3/19/14 ..........................................................      United States            7,676,200           7,712,662
                                                                                                                     --------------
    PROCESS INDUSTRIES 1.6%
  h Celanese U.S. Holdings LLC, Dollar Term Loan, 7.099%,
     4/02/14 ..........................................................      United States            5,075,000           5,103,775
    Domtar Corp., Term Loan, 6.735%, 3/07/12 ..........................      United States            4,700,000           4,705,828
    Georgia-Pacific Corp.,
      Additional Term Loan, 7.09%, 12/20/12 ...........................      United States            2,057,077           2,069,132
      Term Loan B, 7.09% - 7.10%, 12/20/12 ............................      United States            4,000,736           4,022,140
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%,
     5/03/13 ..........................................................       Netherlands             1,000,971           1,009,028
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%,
     5/03/13 ..........................................................      United States            4,607,916           4,645,010
    Ineos U.S. Finance LLC,
      Term Loan B2, 7.58%, 12/16/13 ...................................      United States            1,959,408           1,973,555
      Term Loan C2, 8.08%, 12/23/14 ...................................      United States            1,959,408           1,973,673
    Lyondell Chemical Co., Term Loan, 6.86%, 8/16/13 ..................      United States            5,100,995           5,107,933
    Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ...................      United States            4,318,089           4,347,970
                                                                                                                     --------------
                                                                                                                         34,958,044
                                                                                                                     --------------
    PRODUCER MANUFACTURING 0.5%
    Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 .................      United States              496,125             497,628
    Dresser Inc., Term Loan B, 10.00%, 10/31/13 .......................      United States            4,616,561           4,621,131
  h Itron Inc., Dollar Term Loan, 9.50%, 4/18/14 ......................      United States            1,200,000           1,200,000
    Key Safety Systems Inc., Term Loan B, 7.57%, 3/08/14 ..............      United States              585,000             588,943
    Oshkosh Truck Corp., Term Loan B, 7.10%, 12/06/13 .................      United States            5,037,375           5,049,868
                                                                                                                     --------------
                                                                                                                         11,957,570
                                                                                                                     --------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 .............      United States            4,748,992           4,802,418
    Macerich Co., Term Loan B, 6.875%, 4/26/10 ........................      United States            3,363,000           3,359,234
                                                                                                                     --------------
                                                                                                                          8,161,652
                                                                                                                     --------------
    RETAIL TRADE 0.2%
    The William Carter Co., Term Loan B, 6.82% - 6.855%,
     7/14/12 ..........................................................      United States            4,678,170           4,683,550
                                                                                                                     --------------
    TECHNOLOGY SERVICES 0.2%
    SunGard Data Systems Inc., Term Loan B, 7.36%, 2/28/14 ............      United States            4,534,803           4,555,845
                                                                                                                     --------------


                                                              Annual Report | 25

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
f,g SENIOR FLOATING RATE INTERESTS (CONTINUED)
    UTILITIES 0.4%
    Dynegy Holdings Inc.,
      Synthetic L/C, 6.82%, 4/02/13 ...................................      United States            1,191,489      $    1,192,550
      Term Loan B, 6.82%, 4/02/13 .....................................      United States              208,511             208,696
    NRG Energy Inc.,
      Credit Link, 7.35%, 2/01/13 .....................................      United States            2,119,800           2,135,211
      Term Loan B, 7.35%, 2/01/13 .....................................      United States            2,194,577           2,210,510
    TPF Generation Holdings LLC,
      Synthetic L/C, 5.25%, 12/15/13 ..................................      United States              322,914             325,394
      Synthetic Revolver, 5.25%, 12/15/11 .............................      United States              101,227             102,004
      Term Loan, 7.35%,12/15/13 .......................................      United States            1,716,557           1,729,740
                                                                                                                     --------------
                                                                                                                          7,904,105
                                                                                                                     --------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $288,971,904) ..........                                                 289,228,118
                                                                                                                     --------------
    CORPORATE BONDS 31.4%
    COMMERCIAL SERVICES 2.0%
  j ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ..................      United States            7,000,000           7,358,750
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ........      United States            1,321,000           1,443,193
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .............      United States            4,000,000           4,375,000
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..............      United States            6,500,000           7,085,000
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
     5/17/07, 10.67% thereafter, 5/15/13 ..............................      United States            2,000,000           2,085,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........      United States            4,000,000           4,210,000
    Lamar Media Corp., senior sub. note,
      7.25%, 1/01/13 ..................................................      United States            5,500,000           5,651,250
      6.625%, 8/15/15 .................................................      United States            1,000,000             997,500
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ................      United States            4,000,000           4,360,000
  j Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ..........      United States            6,000,000           6,405,000
                                                                                                                     --------------
                                                                                                                         43,970,693
                                                                                                                     --------------
    COMMUNICATIONS 3.4%
  j Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ............         Jamaica               6,000,000           5,902,500
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
     11/01/12 .........................................................      United States            6,500,000           7,133,750
    Embarq Corp., senior note, 7.082%, 6/01/16 ........................      United States            6,500,000           6,726,616
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 .....................................     United Kingdom            5,000,000           4,775,000
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
     9.25% thereafter, 2/01/15 ........................................         Bermuda               2,000,000           1,690,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.625%,
     1/15/13 ..........................................................         Bermuda               7,000,000           7,315,000
    Millicom International Cellular SA, senior note, 10.00%,
     12/01/13 .........................................................       Luxembourg              6,500,000           7,166,250
    Qwest Communications International Inc., senior note, 7.50%,
     2/15/14 ..........................................................      United States            7,500,000           7,781,250
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...............          Italy                6,500,000           6,201,780
    Verizon New York Inc., senior deb.,
      A, 6.875%, 4/01/12 ..............................................      United States            5,000,000           5,287,435
      B, 7.375%, 4/01/32 ..............................................      United States            1,500,000           1,606,687


26 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
h,j Wind Acquisition Finance SA, senior note, 144A, 10.75%,
     12/01/15 .........................................................          Italy                6,000,000      $    6,960,000
    Windstream Corp., senior note, 8.625%, 8/01/16 ....................      United States            6,000,000           6,615,000
                                                                                                                     --------------
                                                                                                                         75,161,268
                                                                                                                     --------------
    CONSUMER DURABLES 2.1%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...............      United States            2,400,000           2,388,000
    D.R. Horton Inc., senior note, 6.50%, 4/15/16 .....................      United States            6,500,000           6,381,180
    Ford Motor Credit Co. LLC,
      5.625%, 10/01/08 ................................................      United States            6,000,000           5,907,720
      senior note, 9.875%, 8/10/11 ....................................      United States            7,000,000           7,460,495
    General Motors Corp., senior deb., 8.25%, 7/15/23 .................      United States            6,500,000           5,915,000
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....................      United States            5,000,000           5,143,750
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............      United States            3,500,000           3,600,625
    KB Home, senior note,
      6.25%, 6/15/15 ..................................................      United States            3,900,000           3,646,500
      7.25%, 6/15/18 ..................................................      United States            3,600,000           3,438,000
    William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ............      United States            1,900,000           1,710,000
                                                                                                                     --------------
                                                                                                                         45,591,270
                                                                                                                     --------------
    CONSUMER NON-DURABLES 1.1%
    Dole Foods Co., senior note, 7.25%, 6/15/10 .......................      United States              600,000             591,750
    Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ......      United States            7,000,000           7,693,630
    Smithfield Foods Inc., senior note,
      7.00%, 8/01/11 ..................................................      United States            3,300,000           3,382,500
      7.75%, 5/15/13 ..................................................      United States            3,700,000           3,866,500
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...........      United States            3,900,000           3,110,250
    Tyson Foods Inc., senior note,
      8.25%, 10/01/11 .................................................      United States            5,000,000           5,486,860
      6.85%, 4/01/16 ..................................................      United States            1,000,000           1,047,500
                                                                                                                     --------------
                                                                                                                         25,178,990
                                                                                                                     --------------
    CONSUMER SERVICES 5.6%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .........      United States            2,500,000           2,575,000
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............         Canada                6,000,000           6,255,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ..................      United States            4,000,000           4,270,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ..........................      United States            6,000,000           6,420,000
    Comcast Corp., 5.65%, 6/15/35 .....................................      United States            6,500,000           5,962,833
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...................      United States            5,500,000           5,637,500
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ................      United States            2,000,000           2,120,000
    EchoStar DBS Corp., senior note,
      6.375%, 10/01/11 ................................................      United States            5,500,000           5,568,750
      7.125%, 2/01/16 .................................................      United States              500,000             523,125
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 ..........      United States            6,500,000           5,810,825
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ..................      United States            7,000,000           6,723,381
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............      United States            6,000,000           5,940,000
    MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .....................      United States           10,000,000           9,750,000


                                                              Annual Report | 27

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Pinnacle Entertainment Inc., senior sub. note,
    8.25%, 3/15/12 ....................................................      United States              600,000      $      619,500
    8.75%, 10/01/13 ...................................................      United States            4,200,000           4,452,000
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ....................         Canada                3,800,000           4,009,000
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 ...................      United States            6,000,000           5,872,500
j Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
   9/01/14 ............................................................      United States            4,500,000           5,090,625
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...........      United States            7,000,000           7,284,298
  Station Casinos Inc.,
    senior note, 6.00%, 4/01/12 .......................................      United States            1,200,000           1,182,000
    senior sub. note, 6.50%, 2/01/14 ..................................      United States            1,000,000             946,250
    senior sub. note, 6.875%, 3/01/16 .................................      United States            4,800,000           4,536,000
  Time Warner Inc., 5.875%, 11/15/16 ..................................      United States            7,000,000           7,060,795
j Univision Communications Inc., senior note, 144A, PIK, 9.75%,
   3/15/15 ............................................................      United States            6,500,000           6,556,875
  Viacom Inc., senior note, 6.25%, 4/30/16 ............................      United States            7,000,000           7,112,917
                                                                                                                     --------------
                                                                                                                        122,279,174
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 2.7%
  Cisco Systems Inc., senior note, 5.50%, 2/22/16 .....................      United States            6,000,000           6,043,164
  DRS Technologies Inc., senior sub. note,
    6.875%, 11/01/13 ..................................................      United States            1,000,000           1,015,000
    7.625%, 2/01/18 ...................................................      United States            5,000,000           5,262,500
j Freescale Semiconductor Inc., senior note, 144A, 8.875%,
   12/15/14 ...........................................................      United States            7,500,000           7,546,875
j Hawker Beechcraft Acquisition Co., senior note, 144A,
    8.50%, 4/01/15 ....................................................      United States            1,900,000           2,009,250
    PIK, 8.875%, 4/01/15 ..............................................      United States            4,100,000           4,325,500
  L-3 Communications Corp., senior sub. note,
    5.875%, 1/15/15 ...................................................      United States            5,500,000           5,383,125
    6.375%, 10/15/15 ..................................................      United States            2,000,000           2,000,000
j NXP BV/NXP Funding LLC, senior secured bond, 144A, 7.875%,
   10/15/14 ...........................................................       Netherlands             7,500,000           7,837,500
  Sanmina-SCI Corp., senior sub. note,
    6.75%, 3/01/13 ....................................................      United States            4,300,000           4,085,000
    8.125%, 3/01/16 ...................................................      United States            1,700,000           1,672,375
  Solectron Global Finance Ltd., senior sub. note, 8.00%,
   3/15/16 ............................................................      United States            5,500,000           5,582,500
j TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ..............      United States            6,000,000           6,255,000
                                                                                                                     --------------
                                                                                                                         59,017,789
                                                                                                                     --------------
  ENERGY MINERALS 1.4%
  Chesapeake Energy Corp., senior note,
    7.625%, 7/15/13 ...................................................      United States            1,500,000           1,597,500
    6.625%, 1/15/16 ...................................................      United States            1,500,000           1,530,000
    6.25%, 1/15/18 ....................................................      United States            6,000,000           5,985,000
  Mariner Energy Inc., senior note, 7.50%, 4/15/13 ....................      United States            6,500,000           6,483,750


28 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY MINERALS (CONTINUED)
    Peabody Energy Corp., senior note,
    7.375%, 11/01/16 ..................................................      United States            3,500,000      $    3,714,375
    B, 6.875%, 3/15/13 ................................................      United States            3,000,000           3,052,500
h,j Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .........       Switzerland             2,100,000           2,121,000
    Pogo Producing Co., senior sub. note,
      7.875%, 5/01/13 .................................................      United States            1,200,000           1,221,000
      6.875%, 10/01/17 ................................................      United States            5,300,000           5,220,500
                                                                                                                     --------------
                                                                                                                         30,925,625
                                                                                                                     --------------
    FINANCE 1.1%
    GMAC LLC,
      7.25%, 3/02/11 ..................................................      United States            4,500,000           4,578,934
      6.875%, 9/15/11 .................................................      United States            2,500,000           2,510,738
      6.875%, 8/28/12 .................................................      United States            4,000,000           4,001,592
    JPMorgan Chase Capital XXII, 6.45%, 2/02/37 .......................      United States            6,500,000           6,601,907
    United Rentals North America Inc., senior sub. note, 7.75%,
     11/15/13 .........................................................      United States            6,000,000           6,270,000
                                                                                                                     --------------
                                                                                                                         23,963,171
                                                                                                                     --------------
    HEALTH SERVICES 2.1%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....................      United States            7,500,000           7,706,250
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..........         Germany               5,500,000           5,589,375
    HCA Inc.,
      senior note, 6.50%, 2/15/16 .....................................      United States            3,000,000           2,628,750
    j senior secured note, 144A, 9.125%, 11/15/14 .....................      United States            5,900,000           6,386,750
    Tenet Healthcare Corp., senior note,
      6.375%, 12/01/11 ................................................      United States            6,000,000           5,670,000
      9.875%, 7/01/14 .................................................      United States            2,500,000           2,575,000
  j United Surgical Partners International Inc., senior sub. note,
      144A, PIK, 9.25%, 5/01/17 .......................................      United States            2,900,000           2,997,875
g,j U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
     3/15/12 ..........................................................      United States            5,400,000           5,494,500
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 .........................................................      United States            6,000,000           6,247,500
                                                                                                                     --------------
                                                                                                                         45,296,000
                                                                                                                     --------------
    INDUSTRIAL SERVICES 1.6%
    Allied Waste North America Inc., senior secured note, 6.875%,
     6/01/17 ..........................................................      United States            6,000,000           6,112,500
    Compagnie Generale de Geophysique-Veritas, senior note,
      7.50%, 5/15/15 ..................................................         France                1,200,000           1,266,000
      7.75%, 5/15/17 ..................................................         France                1,800,000           1,912,500
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ...................      United States            6,000,000           6,285,000
    Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...............      United States            2,500,000           2,575,000
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
     9/01/11 ..........................................................      United States            3,500,000           3,640,000
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ........      United States            6,000,000           5,925,000


                                                              Annual Report | 29

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  INDUSTRIAL SERVICES (CONTINUED)
  The Williams Cos. Inc.,
    8.75%, 3/15/32 ....................................................      United States            1,300,000      $    1,519,375
    senior note, 7.625%, 7/15/19 ......................................      United States            1,600,000           1,752,000
    senior note, 7.875%, 9/01/21 ......................................      United States            2,800,000           3,115,000
                                                                                                                     --------------
                                                                                                                         34,102,375
                                                                                                                     --------------
  NON-ENERGY MINERALS 0.6%
  Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
   4/01/17 ............................................................      United States            5,400,000           5,919,750
  Novelis Inc., senior note, 7.25%, 2/15/15 ...........................         Canada                7,000,000           7,411,250
                                                                                                                     --------------
                                                                                                                         13,331,000
                                                                                                                     --------------
  PROCESS INDUSTRIES 3.0%
j Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ...................         Germany               5,500,000           5,747,500
  Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ........      United States            5,000,000           5,031,250
  Crown Americas Inc., senior note, 7.75%, 11/15/15 ...................      United States            6,500,000           6,906,250
  Graphic Packaging International Corp., senior note, 8.50%,
   8/15/11 ............................................................      United States            5,000,000           5,212,500
j Huntsman International LLC, senior note, 144A, 7.875%,
   11/15/14 ...........................................................      United States            6,000,000           6,300,000
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................         Ireland               6,000,000           6,180,000
  Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ..................      United States            7,500,000           7,893,750
j MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..............      United States            2,100,000           2,189,250
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................      United States            6,500,000           6,987,500
  Owens-Brockway Glass Container Inc., senior note, 6.75%,
   12/01/14 ...........................................................      United States            7,000,000           7,078,750
j Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
   8/01/14 ............................................................      United States            6,000,000           6,345,000
                                                                                                                     --------------
                                                                                                                         65,871,750
                                                                                                                     --------------
  PRODUCER MANUFACTURING 1.5%
  Case New Holland Inc., senior note,
    9.25%, 8/01/11 ....................................................      United States            6,000,000           6,337,500
    7.125%, 3/01/14 ...................................................      United States              500,000             527,500
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ..........      United States            5,300,000           5,432,500
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................      United States            7,000,000           6,947,500
  RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .............      United States            6,500,000           6,987,500
j TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..............      United States            7,000,000           6,982,500
                                                                                                                     --------------
                                                                                                                         33,215,000
                                                                                                                     --------------
  REAL ESTATE DEVELOPMENT 0.2%
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........      United States            5,000,000           5,150,000
                                                                                                                     --------------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .............      United States            1,000,000           1,028,750
  Host Marriott LP, senior note,
    K, 7.125%, 11/01/13 ...............................................      United States            5,500,000           5,692,500
    M, 7.00%, 8/15/12 .................................................      United States            2,000,000           2,055,000
                                                                                                                     --------------
                                                                                                                          8,776,250
                                                                                                                     --------------


30 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  RETAIL TRADE 0.3%
j Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...........      United States            6,500,000      $    7,125,625
                                                                                                                     --------------
  TECHNOLOGY SERVICES 0.5%
  SunGard Data Systems Inc.,
    senior note, 9.125%, 8/15/13 ......................................      United States            3,000,000           3,232,500
    senior sub. note, 10.25%, 8/15/15 .................................      United States            6,000,000           6,630,000
                                                                                                                     --------------
                                                                                                                          9,862,500
                                                                                                                     --------------
  UTILITIES 1.8%
  Aquila Inc., senior note, 9.95%, 2/01/11 ............................      United States            6,500,000           7,150,000
  Dynegy Inc., senior note, 8.375%, 5/01/16 ...........................      United States            7,000,000           7,411,250
  Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........      United States            5,000,000           5,550,000
  Mirant North America LLC, senior note, 7.375%, 12/31/13 .............      United States            4,700,000           4,993,750
  NRG Energy Inc., senior note,
    7.25%, 2/01/14 ....................................................      United States              500,000             518,750
    7.375%, 2/01/16 ...................................................      United States            6,000,000           6,247,500
    7.375%, 1/15/17 ...................................................      United States            2,500,000           2,596,875
  TXU Corp., senior note, P, 5.55%, 11/15/14 ..........................      United States            6,000,000           5,413,488
                                                                                                                     --------------
                                                                                                                         39,881,613
                                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $670,167,466) ...........................                                                 688,700,093
                                                                                                                     --------------
  CONVERTIBLE BONDS 1.1%
  CONSUMER SERVICES 0.3%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...................      United States            6,000,000           7,620,000
                                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 0.4%
  Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ................      United States            2,000,000           1,990,000
  Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 .......................      United States            8,000,000           7,335,352
                                                                                                                     --------------
                                                                                                                          9,325,352
                                                                                                                     --------------
  RETAIL TRADE 0.4%
  Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..................      United States            7,000,000           7,688,240
                                                                                                                     --------------
  TOTAL CONVERTIBLE BONDS (COST $23,814,955) ..........................                                                  24,633,592
                                                                                                                     --------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 2.5%
  FINANCE 2.0%
g Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
   A5, FRN, 5.617%, 10/15/48 ..........................................      United States           22,000,000          22,369,272
  Countrywide Asset-Backed Certificates,
    2004-7, AF4, 4.774%, 8/25/32 ......................................      United States              691,161             687,995
    2005-11, AF4, 5.21%, 3/25/34 ......................................      United States            2,800,000           2,751,437
  GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
   1/10/38 ............................................................      United States            1,827,831           1,794,322
  JPMorgan Chase Commercial Mortgage Securities Corp.,
   g 2004-CB9, A4, FRN, 5.377%, 6/12/41 ...............................      United States            8,871,306           9,011,314
     2004-LN2, A2, 5.115%, 7/15/41 ....................................      United States              807,292             798,398
j Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ............      United States               54,127              53,929


                                                              Annual Report | 31

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  FINANCE (CONTINUED)
g Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%,
   6/15/38 ............................................................      United States            7,000,000      $    7,078,436
  Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
    4/25/32 ...........................................................      United States              486,091             479,901
                                                                                                                     --------------
                                                                                                                         45,025,004
                                                                                                                     --------------
  REAL ESTATE DEVELOPMENT 0.5%
g GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
   4/10/38 ............................................................      United States           10,000,000          10,137,756
                                                                                                                     --------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
   MORTGAGE-BACKED SECURITIES (COST $56,239,542) ......................                                                  55,162,760
                                                                                                                     --------------
  MORTGAGE-BACKED SECURITIES 11.0%
g FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0% a
  FHLMC, 4.682%, 1/01/33 ..............................................      United States              664,007             671,648
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.8%
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .......................      United States            7,183,326           6,970,682
  FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .......................      United States            7,626,632           7,530,498
  FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ........................      United States            1,436,322           1,441,632
  FHLMC Gold 15 Year, 6.50%, 4/01/11 ..................................      United States                  911                 933
  FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ........................      United States                1,514               1,547
  FHLMC Gold 30 Year, 5.00%, 3/01/34 - 8/01/35 ........................      United States           11,762,541          11,384,485
h FHLMC Gold 30 Year, 5.50%, 5/01/33 - 4/01/37 ........................      United States           23,276,609          23,036,003
  FHLMC Gold 30 Year, 6.00%, 6/01/33 - 2/01/37 ........................      United States           28,715,778          28,971,674
  FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36 .......................      United States            3,949,796           4,038,857
  FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ........................      United States              291,358             303,817
  FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ........................      United States               54,954              57,572
  FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .......................      United States                1,470               1,554
  FHLMC Gold 30 Year, 9.00%, 12/01/24 .................................      United States                  583                 633
                                                                                                                     --------------
                                                                                                                         83,739,887
                                                                                                                     --------------
g FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.1%
  FNMA, 4.525%, 4/01/20 ...............................................      United States              496,700             488,527
  FNMA, 4.618%, 12/01/34 ..............................................      United States            2,183,215           2,177,945
                                                                                                                     --------------
                                                                                                                          2,666,472
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.4%
  FNMA 15 Year, 4.50%, 3/01/20 ........................................      United States            1,678,930           1,625,861
  FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ..............................      United States            2,260,597           2,234,835
  FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ..............................      United States            8,082,714           8,095,655
  FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .............................      United States              317,325             322,864
  FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ..............................      United States               33,994              34,829
  FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 ............................      United States               19,158              19,831
h FNMA 30 Year, 5.00%, 4/01/34 - 5/15/37 ..............................      United States           23,414,089          22,621,825
  FNMA 30 Year, 5.50%, 9/01/33 - 4/01/37 ..............................      United States           62,330,011          61,701,872
h FNMA 30 Year, 6.00%, 6/01/34 - 5/15/37 ..............................      United States           40,681,338          41,037,728


32 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MORTGAGE-BACKED SECURITIES (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ................................      United States            1,919,292      $    1,979,272
FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 ..............................      United States               49,461              51,861
FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ................................      United States               24,216              25,689
FNMA 30 Year, 8.50%, 7/01/25 ..........................................      United States                  762                 820
                                                                                                                     --------------
                                                                                                                        139,752,942
                                                                                                                     --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.7%
GNMA I SF 15 Year, 7.00%, 7/15/08 .....................................      United States               33,667              33,974
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ...........................      United States            1,703,136           1,658,260
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 ...........................      United States            5,233,709           5,211,249
GNMA I SF 30 Year, 6.00%, 8/15/36 .....................................      United States              964,245             977,447
GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ...........................      United States              464,169             479,243
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ..........................      United States               56,920              59,756
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ...........................      United States               25,344              26,575
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ...........................      United States               22,567              24,047
GNMA I SF 30 Year, 8.50%, 8/15/24 .....................................      United States                  143                 154
GNMA I SF 30 Year, 9.00%, 1/15/25 .....................................      United States                  904                 981
GNMA I SF 30 Year, 9.50%, 6/15/25 .....................................      United States                  739                 814
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .........................      United States            2,296,960           2,228,633
GNMA II SF 30 Year, 5.50%, 6/20/34 ....................................      United States            1,248,078           1,240,276
GNMA II SF 30 Year, 6.00%, 11/20/34 ...................................      United States            1,140,239           1,156,082
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 .........................      United States              503,950             519,849
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ..........................      United States              267,267             277,787
                                                                                                                     --------------
                                                                                                                         13,895,127
                                                                                                                     --------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $242,081,777) ..................                                                 240,726,076
                                                                                                                     --------------
U.S. GOVERNMENT AND AGENCY SECURITIES 9.3%
FHLMC,
  4.375%, 7/17/15 .....................................................      United States            4,300,000           4,144,792
  4.875%, 11/15/13 ....................................................      United States              500,000             500,393
  5.125%, 10/18/16 ....................................................      United States           10,000,000          10,120,350
  6.00%, 6/15/11 ......................................................      United States            4,900,000           5,116,075
FNMA,
  1.75%, 3/26/08 ......................................................      United States          700,000,000 JPY       5,916,342
  2.125%, 10/09/07 ....................................................      United States        1,660,000,000 JPY      13,990,920
  3.00%, 8/15/07 ......................................................      United States            2,500,000           2,484,575
  3.25%, 1/15/08 ......................................................      United States            2,100,000           2,072,183
  4.25%, 5/15/09 ......................................................      United States              400,000             395,895
  4.375%, 3/15/13 .....................................................      United States            2,600,000           2,539,683
  4.375%, 10/15/15 ....................................................      United States            1,900,000           1,837,427
  5.00%, 4/15/15 ......................................................      United States              600,000             604,160
  5.00%, 3/15/16 ......................................................      United States            5,000,000           5,023,720
  5.00%, 2/13/17 ......................................................      United States            5,000,000           5,006,295
  5.25%, 1/15/09 ......................................................      United States            7,100,000           7,144,006
  5.375%, 11/15/11 ....................................................      United States            1,700,000           1,740,766
  5.50%, 3/15/11 ......................................................      United States              300,000             307,190
  6.625%, 11/15/10 ....................................................      United States            1,850,000           1,961,137


                                                              Annual Report | 33

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                   COUNTRY/ORGANIZATION     PRINCIPAL AMOUNT e          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    U.S. Treasury Bond,
      6.25%, 8/15/23 ..............................................      United States            6,800,000          $    7,842,848
      6.88%, 8/15/25 ..............................................      United States            9,450,000              11,705,450
      7.125%, 2/15/23 .............................................      United States           10,200,000              12,714,147
      U.S. Treasury Note,
      3.00%, 11/15/07 .............................................      United States            5,500,000               5,443,713
      3.00%, 2/15/08 ..............................................      United States            3,500,000               3,446,818
      3.125%, 5/15/07 .............................................      United States            4,500,000               4,497,894
      3.375%, 10/15/09 ............................................      United States              500,000                 486,563
      3.50%, 12/15/09 .............................................      United States            4,500,000               4,385,921
      4.00%, 9/30/07 ..............................................      United States            6,100,000               6,077,131
      4.00%, 4/15/10 ..............................................      United States            1,100,000               1,084,489
      4.00%, 11/15/12 .............................................      United States            1,850,000               1,805,557
      4.125%, 8/15/10 .............................................      United States            2,900,000               2,868,057
      4.25%, 8/15/13 ..............................................      United States            1,000,000                 985,626
      4.25%, 11/15/14 .............................................      United States              700,000                 685,344
      4.375%, 8/15/12 .............................................      United States            2,600,000               2,587,408
      4.50%, 9/30/11 ..............................................      United States            2,500,000               2,499,318
      4.625%, 11/15/16 ............................................      United States           25,000,000              24,992,200
      5.00%, 8/15/11 ..............................................      United States            2,100,000               2,142,330
      5.625%, 5/15/08 .............................................      United States            3,000,000               3,022,149
  k Index Linked, 3.00%, 7/15/12 ..................................      United States           11,768,744              12,352,132
  k Index Linked, 2.00%, 1/15/14 ..................................      United States           14,314,820              14,197,954
  k Index Linked, 1.625%, 1/15/15 .................................      United States            3,196,680               3,074,682
  k Index Linked, 2.50%, 7/15/16 ..................................      United States            4,029,920               4,139,171
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $205,010,037) .........................................                                                     203,942,811
                                                                                                                     --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 19.9%
    Bank of Thailand Bond,
      5.00%, 1/12/08 ..............................................         Thailand             31,480,000 THB             914,760
      5.50%, 8/10/08 ..............................................         Thailand             52,010,000 THB           1,532,450
  g European Investment Bank, senior note, FRN, 0.508%,
      9/21/11 .....................................................     Supranational l       1,670,000,000 JPY          13,984,950
g,m Government of Argentina, FRN, 5.475%, 8/03/12 .................        Argentina             50,378,000              36,106,542
    Government of Brazil, 8.00%, 1/15/18 ..........................          Brazil               7,450,000               8,459,475
    Government of Canada,
      5.25%, 6/01/12 ..............................................          Canada                 250,000 CAD             236,521
      6.00%, 6/01/11 ..............................................          Canada                 593,000 CAD             571,383
    Government of Indonesia,
      10.00%, 7/15/17 .............................................        Indonesia         10,200,000,000 IDR           1,152,663
      10.25%, 7/15/27 .............................................        Indonesia         58,000,000,000 IDR           6,361,660
      11.00%, 10/15/14 ............................................        Indonesia          4,500,000,000 IDR             543,189
      11.75%, 8/15/23 .............................................        Indonesia         29,150,000,000 IDR           3,604,459
      12.80%, 6/15/21 .............................................        Indonesia         40,130,000,000 IDR           5,302,983
      13.15%, 3/15/10 .............................................        Indonesia          7,125,000,000 IDR             881,570
      13.15%, 1/15/12 .............................................        Indonesia         17,300,000,000 IDR           2,206,925
      14.25%, 6/15/13 .............................................        Indonesia         63,035,000,000 IDR           8,600,729
      14.275%, 12/15/13 ...........................................        Indonesia         28,415,000,000 IDR           3,913,004


34 | Annual Report

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION     PRINCIPAL AMOUNT e          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
n Government of Iraq, Reg S, 5.80%, 1/15/28 .......................           Iraq               23,740,000          $   15,312,300
  Government of Malaysia,
     3.135%, 12/17/07 .............................................         Malaysia              1,925,000   MYR           561,568
     4.305%, 2/27/09 ..............................................         Malaysia             53,510,000   MYR        15,874,745
     6.45%, 7/01/08 ...............................................         Malaysia             12,778,000   MYR         3,862,369
   h 7.00%, 3/15/09 ...............................................         Malaysia              2,660,000   MYR           827,538
     8.60%, 12/01/07 ..............................................         Malaysia             34,810,000   MYR        10,475,358
  Government of Mexico,
     8.00%, 12/17/15 ..............................................          Mexico                 725,000 o MXN         6,732,356
     10.00%, 12/05/24 .............................................          Mexico               1,650,000 o MXN        18,314,586
  Government of New Zealand, 6.50%, 4/15/13 .......................       New Zealand             7,590,000   NZD         5,636,941
  Government of Peru,
     7.84%, 8/12/20 ...............................................           Peru                4,340,000   PEN         1,619,038
     7, 8.60%, 8/12/17 ............................................           Peru               28,805,000   PEN        11,101,046
  Government of Poland,
     5.75%, 9/23/22 ...............................................          Poland              38,800,000   PLN        14,552,052
     6.00%, 5/24/09 ...............................................          Poland              47,900,000   PLN        17,679,938
     6.25%, 10/24/15 ..............................................          Poland              17,100,000   PLN         6,556,207
     8.50%, 5/12/07 ...............................................          Poland               7,900,000   PLN         2,850,466
  Government of Singapore,
     1.50%, 4/01/08 ...............................................        Singapore              1,500,000   SGD           980,993
     2.625%, 10/01/07 .............................................        Singapore              7,930,000   SGD         5,228,173
     5.625%, 7/01/08 ..............................................        Singapore             12,660,000   SGD         8,652,167
  Government of Slovakia,
     4.80%, 4/14/09 ...............................................     Slovak Republic          63,500,000   SKK         2,613,862
     4.90%, 2/11/14 ...............................................     Slovak Republic          12,900,000   SKK           543,923
     5.30%, 5/12/19 ...............................................     Slovak Republic          91,900,000   SKK         4,048,310
     7.50%, 3/13/12 ...............................................     Slovak Republic          96,000,000   SKK         4,469,626
  Government of Sweden,
     5.00%, 1/28/09 ...............................................          Sweden              45,000,000   SEK         6,831,736
     5.50%, 10/08/12 ..............................................          Sweden              24,960,000   SEK         3,968,149
     6.50%, 5/05/08 ...............................................          Sweden             181,350,000   SEK        27,786,321
     8.00%, 8/15/07 ...............................................          Sweden             128,000,000   SEK        19,338,885
  Government of Thailand,
     4.125%, 2/12/08 ..............................................         Thailand             51,000,000   THB         1,473,528
     8.50%, 12/08/08 ..............................................         Thailand             41,000,000   THB         1,270,075
  KfW Bankengruppe,
   g FRN, 0.325%, 8/08/11 .........................................         Germany           4,165,000,000   JPY        34,892,406
     senior note, 8.25%, 9/20/07 ..................................         Germany             420,000,000   ISK         6,405,041
  Korea Treasury Note,
     3.75%, 9/10/07 ...............................................       South Korea        11,590,000,000   KRW        12,392,708
     4.25%, 9/10/08 ...............................................       South Korea        16,650,000,000   KRW        17,695,364
     4.50%, 9/09/08 ...............................................       South Korea         2,675,000,000   KRW         2,851,890
     4.75%, 3/12/08 ...............................................       South Korea        15,130,000,000   KRW        16,200,591
  New South Wales Treasury Corp., 8.00%, 3/01/08 ..................        Australia              5,510,000   AUD         4,639,063
  Nota Do Tesouro Nacional,
     9.762%, 1/01/12 ..............................................          Brazil                  28,300 p BRL        13,568,356
     9.762%, 1/01/14 ..............................................          Brazil                   5,200 p BRL         2,480,695
     10.00%, 1/01/17 ..............................................          Brazil                  12,400 p BRL         5,845,600


                                                              Annual Report | 35

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                   COUNTRY/ORGANIZATION     PRINCIPAL AMOUNT e          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Nota Do Tesouro Nacional, (continued)
     q Index Linked, 6.00%, 11/15/09 ..............................          Brazil                   3,700 p BRL    $    2,906,266
     q Index Linked, 6.00%, 5/15/15 ...............................          Brazil                   4,000 p BRL         3,117,677
  r Sweden Treasury Bill, 12/19/07 ................................          Sweden              11,555,000   SEK         1,686,329
                                                                                                                     --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $403,058,521) ..........................................                                                     438,217,505
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,928,464,125) .............                                                   1,982,206,128
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 9.9%
    FOREIGN GOVERNMENT SECURITIES 7.1%
  r Canada Treasury Bill, 5/17/07 .................................          Canada              12,045,000   CAD        10,831,525
  r Egypt Certificate of Deposit, 9/12/07 .........................          Egypt               23,000,000   EGP         3,926,944
  r Egypt Treasury Bills, 6/19/07 - 1/08/08 .......................          Egypt              115,275,000   EGP        19,636,908
    Government of Canada, 4.50%, 9/01/07 ..........................          Canada              41,760,000   CAD        37,674,300
    Government of Malaysia,
      3.546%, 1/11/08 .............................................         Malaysia             13,020,000   MYR         3,809,358
      3.569%, 2/14/08 .............................................         Malaysia              3,480,000   MYR         1,018,475
      7.60%, 3/15/08 ..............................................         Malaysia              3,245,000   MYR           982,082
h,r Malaysia Treasury Bills, 12/06/07 - 2/28/08 ...................         Malaysia             77,745,000   MYR        22,166,654
  r Norway Treasury Bills, 9/19/07 - 12/19/07 .....................          Norway             189,650,000   NOK        31,066,020
    Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ................        Australia             10,250,000   AUD         8,564,164
  r Thailand Treasury Bills, 9/06/07 - 1/10/08 ....................         Thailand            588,850,000   THB        16,659,954
                                                                                                                     --------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $150,741,137) .......                                                     156,336,384
                                                                                                                     --------------
    TOTAL INVESTMENT BEFORE MONEY MARKET FUND
     (COST $2,079,205,262) ........................................                                                   2,138,542,512
                                                                                                                     --------------

                                                                                            -------------------
                                                                                                  SHARES
                                                                                            -------------------
    MONEY MARKET FUND (COST $62,080,902) 2.8%
  s Franklin Institutional Fiduciary Trust Money Market Portfolio,
     5.01% ........................................................      United States           62,080,902              62,080,902
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $2,141,286,164) 100.2% ................                                                   2,200,623,414
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
     CONTRACTS 0.1% ...............................................                                                       2,007,810
    OTHER ASSETS, LESS LIABILITIES (0.3)% .........................                                                      (7,350,961)
                                                                                                                     --------------
    NET ASSETS 100.0% .............................................                                                  $2,195,280,263
                                                                                                                     ==============


36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

AUD    - Australian Dollar
BRL    - Brazilian Real
CAD    - Canadian Dollar
EGP    - Egyptian Pounds
IDR    - Indonesian Rupiah
ISK    - Iceland Krona
JPY    - Japanese Yen
KRW    - South Korean Won
MXN    - Mexican Peso
MYR    - Malaysian Ringgit
NOK    - Norwegian Krone
NZD    - New Zealand Dollar
PEN    - Peruvian Nuevo Sol
PLN    - Polish Zloty
SEK    - Swedish Krona
SGD    - Singapore Dollar
SKK    - Slovak Koruna
THB    - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC  - Federal Home Loan Mortgage Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
L/C    - Letter of Credit
PIK    - Payment-In-Kind
REIT   - Real Estate Investment Trust
SF     - Single Family

a     Rounds to less than 0.1% of net assets.

b     See Note 10 regarding restricted securities.

c     Non-income producing for the twelve months ended April 30, 2007.

d     1 share = $100,000 par value

e     The principal amount is stated in U.S. dollars unless otherwise indicated.

f     See Note 1(f) regarding senior floating rate interests.

g     The coupon rate shown represents the rate at period end.

h See Note 1(c) regarding securities purchased on a when-issued, delayed delivery, or to-be-announced basis.

i     See Note 11 regarding unfunded loan commitments.

j Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $117,991,804, representing 5.37% of net assets.

k     Principal amount of security is adjusted for inflation. See Note 1(h).

l A supranational organization is an entity formed by two or more central governments through international treaties.

m The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

n Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the value of this security was $15,312,300, representing 0.70% of net assets.

o     Principal amount is stated in 100 Peso units.

p     Principal amount is stated in 1,000 Real units.

q     Redemption price at maturity is adjusted for inflation. See Note 1(h).

r     The security is traded on a discount basis with no stated coupon rate.

s See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Strategic Series

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007

                                                                 --------------
                                                                    FRANKLIN
                                                                    STRATEGIC
                                                                   INCOME FUND
                                                                 --------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .................................  $2,079,205,262
  Cost - Sweep Money Fund (Note 7) ............................      62,080,902
                                                                 --------------
  Total cost of investments ...................................  $2,141,286,164
                                                                 ==============
  Value - Unaffiliated issuers ................................  $2,138,542,512
  Value - Sweep Money Fund (Note 7) ...........................      62,080,902
                                                                 --------------
  Total value of investments ..................................   2,200,623,414
 Cash .........................................................       1,267,261
 Foreign currency, at value (cost $625,870) ...................         573,963
 Receivables:
  Investment securities sold ..................................       7,908,506
  Capital shares sold .........................................      15,612,525
  Dividends and interest ......................................      29,712,969
 Unrealized gain on forward exchange contracts (Note 8) .......       2,136,672
 Unrealized gain on unfunded loan commitments (Note 11) .......           6,709
                                                                 --------------
        Total assets ..........................................   2,257,842,019
                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased .............................      57,300,162
  Capital shares redeemed .....................................       2,787,317
  Affiliates ..................................................       1,565,737
 Unrealized loss on forward exchange contracts (Note 8) .......         128,862
 Accrued expenses and other liabilities .......................         779,678
                                                                 --------------
        Total liabilities .....................................      62,561,756
                                                                 --------------
          Net assets, at value ................................  $2,195,280,263
                                                                 ==============
Net assets consist of:
 Paid-in capital ..............................................  $2,147,420,667
 Distributions in excess of net investment income .............        (496,671)
 Net unrealized appreciation (depreciation) ...................      61,782,809
 Accumulated net realized gain (loss) .........................     (13,426,542)
                                                                 --------------
          Net assets, at value ................................  $2,195,280,263
                                                                 ==============


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                                                --------------
                                                                                  FRANKLIN
                                                                                  STRATEGIC
                                                                                 INCOME FUND
                                                                                --------------
CLASS A:
 Net assets, at value ........................................................  $1,521,459,370
                                                                                ==============
 Shares outstanding ..........................................................     145,114,687
                                                                                ==============
 Net asset value per share a .................................................  $        10.48
                                                                                ==============
 Maximum offering price per share (net asset value per share / 95.75%) .......  $        10.95
                                                                                ==============
CLASS B:
 Net assets, at value ........................................................  $  104,522,714
                                                                                ==============
 Shares outstanding ..........................................................       9,931,868
                                                                                ==============
 Net asset value and maximum offering price per share a ......................  $        10.52
                                                                                ==============
CLASS C:
 Net assets, at value ........................................................  $  437,026,068
                                                                                ==============
 Shares outstanding ..........................................................      41,690,372
                                                                                ==============
 Net asset value and maximum offering price per share a ......................  $        10.48
                                                                                ==============
CLASS R:
 Net assets, at value ........................................................  $   65,527,230
                                                                                ==============
 Shares outstanding ..........................................................       6,263,715
                                                                                ==============
 Net asset value and maximum offering price per share a ......................  $        10.46
                                                                                ==============
ADVISOR CLASS:
 Net assets, at value ........................................................  $   66,744,881
                                                                                ==============
 Shares outstanding ..........................................................       6,362,059
                                                                                ==============
 Net asset value and maximum offering price per share a ......................  $        10.49
                                                                                ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Strategic Series

STATEMENT OF OPERATIONS
for the year ended April 30, 2007

                                                                                     ------------
                                                                                       FRANKLIN
                                                                                       STRATEGIC
                                                                                      INCOME FUND
                                                                                     ------------
Investment income:
 Dividends:
  Unaffiliated issuers ............................................................  $    902,378
  Sweep Money Fund (Note 7) .......................................................     2,727,134
 Interest .........................................................................   103,611,892
                                                                                     ------------
        Total investment income ...................................................   107,241,404
                                                                                     ------------
Expenses:
 Management fees (Note 3a) ........................................................     7,914,117
 Distribution fees: (Note 3c)
  Class A .........................................................................     2,994,228
  Class B .........................................................................       672,754
  Class C .........................................................................     2,222,424
  Class R .........................................................................       230,828
 Transfer agent fees (Note 3e) ....................................................     2,699,363
 Custodian fees (Note 4) ..........................................................       585,733
 Reports to shareholders ..........................................................       184,006
 Registration and filing fees .....................................................       218,464
 Professional fees ................................................................        46,271
 Trustees' fees and expenses ......................................................        14,822
 Other ............................................................................        71,472
                                                                                     ------------
        Total expenses ............................................................    17,854,482
        Expense reductions (Note 4) ...............................................       (20,296)
                                                                                     ------------
          Net expenses ............................................................    17,834,186
                                                                                     ------------
           Net investment income ..................................................    89,407,218
                                                                                     ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .....................................................................    10,947,703
  Foreign currency transactions ...................................................    13,024,048
                                                                                     ------------
           Net realized gain (loss) ...............................................    23,971,751
                                                                                     ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .....................................................................    41,105,702
  Translation of assets and liabilities denominated in foreign currencies .........       234,622
                                                                                     ------------
                        Net change in unrealized appreciation (depreciation) ......    41,340,324
                                                                                     ------------
Net realized and unrealized gain (loss) ...........................................    65,312,075
                                                                                     ------------
Net increase (decrease) in net assets resulting from operations ...................  $154,719,293
                                                                                     ============


40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    -------------------------------
                                                                                                     FRANKLIN STRATEGIC INCOME FUND
                                                                                                    -------------------------------
                                                                                                          YEAR ENDED APRIL 30,
                                                                                                         2007             2006
                                                                                                    -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................................  $   89,407,218   $   64,707,487
  Net realized gain (loss) from investments and foreign currency transactions ....................      23,971,751       15,467,690
  Net change in unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currencies .............................................      41,340,324       (8,505,216)
                                                                                                    -------------------------------
       Net increase (decrease) in net assets resulting from operations ...........................     154,719,293       71,669,961
                                                                                                    -------------------------------
 Distributions to shareholders from net investment income:
   Class A .......................................................................................     (69,450,108)     (49,931,881)
   Class B .......................................................................................      (5,676,985)      (5,947,111)
   Class C .......................................................................................     (18,536,653)     (14,235,453)
   Class R .......................................................................................      (2,534,963)      (1,407,186)
   Advisor Class .................................................................................      (3,568,807)      (3,649,308)
                                                                                                    -------------------------------
 Total distributions to shareholders .............................................................     (99,767,516)     (75,170,939)
                                                                                                    -------------------------------
 Capital share transactions: (Note 2)
   Class A .......................................................................................     485,094,064      303,892,635
   Class B .......................................................................................      (2,806,860)      (5,682,820)
   Class C .......................................................................................     131,890,312       81,393,484
   Class R .......................................................................................      30,979,468       15,156,955
   Advisor Class .................................................................................       7,746,480       (2,656,075)
                                                                                                    -------------------------------
 Total capital share transactions ................................................................     652,903,464      392,104,179
                                                                                                    -------------------------------
 Redemption fees .................................................................................          15,988           17,122
                                                                                                    -------------------------------
       Net increase (decrease) in net assets .....................................................     707,871,229      388,620,323
Net assets:
 Beginning of year ...............................................................................   1,487,409,034    1,098,788,711
                                                                                                    -------------------------------
 End of year .....................................................................................  $2,195,280,263   $1,487,409,034
                                                                                                    -------------------------------
Distributions in excess of net investment income included in net assets:
 End of year .....................................................................................  $     (496,671)  $   (6,536,523)
                                                                                                    ===============================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twelve separate funds. The Franklin Strategic Income Fund (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


42 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.


                                                              Annual Report | 43

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


44 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counter-party to fulfill its obligations.

F. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

G. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 45

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


46 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           --------------------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                                      2007                              2006
                                           --------------------------------------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           --------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................    64,577,523    $ 661,797,699       49,260,155    $ 502,029,313
 Shares issued in reinvestment
  of distributions .....................     4,904,231       50,058,427        3,385,695       34,430,660
 Shares redeemed .......................   (22,187,101)    (226,762,062)     (22,842,053)    (232,567,338)
                                           --------------------------------------------------------------
 Net increase (decrease) ...............    47,294,653    $ 485,094,064       29,803,797    $ 303,892,635
                                           ==============================================================
CLASS B SHARES:
 Shares sold ...........................     1,326,154    $  13,607,104        1,145,646    $  11,711,043
 Shares issued in reinvestment
  of distributions .....................       356,823        3,651,957          368,488        3,762,119
 Shares redeemed .......................    (1,953,852)     (20,065,921)      (2,072,052)     (21,155,982)
                                           --------------------------------------------------------------
 Net increase (decrease) ...............      (270,875)   $  (2,806,860)        (557,918)   $  (5,682,820)
                                           ==============================================================
CLASS C SHARES:
 Shares sold ...........................    18,208,945    $ 186,898,178       12,758,406    $ 130,069,349
 Shares issued in reinvestment
  of distributions .....................     1,165,184       11,894,052          887,398        9,026,079
 Shares redeemed .......................    (6,539,064)     (66,901,918)      (5,673,281)     (57,701,944)
                                           --------------------------------------------------------------
 Net increase (decrease) ...............    12,835,065    $ 131,890,312        7,972,523    $  81,393,484
                                           ==============================================================
CLASS R SHARES:
 Shares sold ...........................     3,989,540    $  40,838,506        1,863,760    $  18,953,676
 Shares issued in reinvestment
  of distributions .....................       237,409        2,419,134          133,195        1,351,786
 Shares redeemed .......................    (1,200,894)     (12,278,172)        (507,256)      (5,148,507)
                                           --------------------------------------------------------------
 Net increase (decrease) ...............     3,026,055    $  30,979,468        1,489,699    $  15,156,955
                                           ==============================================================
ADVISOR CLASS SHARES:
 Shares sold ...........................     2,180,173    $  22,375,180        2,178,207    $  22,212,820
 Shares issued in reinvestment
  of distributions .....................       299,259        3,050,388          321,103        3,270,147
 Shares redeemed .......................    (1,736,283)     (17,679,088)      (2,787,024)     (28,139,042)
                                           --------------------------------------------------------------
 Net increase (decrease) ...............       743,149    $   7,746,480         (287,714)   $  (2,656,075)
                                           ==============================================================


                                                              Annual Report | 47

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             Over $250 million, up to and including $10 billion
       0.440%             Over $10 billion, up to and including $12.5 billion
       0.420%             Over $12.5 billion, up to and including $15 billion
       0.400%             Over $15 billion, up to and including $17.5 billion
       0.380%             Over $17.5 billion, up to and including $20 billion
       0.360%             Over $20 billion, up to and including $35 billion
       0.355%             Over $35 billion, up to and including $50 billion
       0.350%             In excess of $50 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


48 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..........................................................   0.25%
Class B ..........................................................   0.65%
Class C ..........................................................   0.65%
Class R ..........................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ..................................................   $ 1,366,707
Contingent deferred sales charges retained .......................   $   231,852

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Fund paid transfer agent fees of $2,699,363, of which $1,501,535 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2007, the Fund had tax basis capital losses of $13,405,507 expiring on April 30, 2011. During the year ended April 30, 2007, the Fund utilized $7,381,420 of capital loss carryforwards.


                                                              Annual Report | 49

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                                                  --------------------------
                                                      2007           2006
                                                  --------------------------
Distributions paid from ordinary income .......   $99,767,516    $75,170,939

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .......................................   $2,148,912,093
                                                              ==============

Unrealized appreciation ...................................   $   66,685,991
Unrealized depreciation ...................................      (14,974,670)
                                                              --------------
Net unrealized appreciation (depreciation) ................   $   51,711,321
                                                              ==============
Distributable earnings - undistributed ordinary income ....   $    7,175,749
                                                              ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2007, aggregated $1,264,641,507 and $690,879,200, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


50 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

8. FORWARD EXCHANGE CONTRACTS

At April 30, 2007, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------
                                                  CONTRACT         SETTLEMENT     UNREALIZED     UNREALIZED
CONTRACTS TO BUY                                  AMOUNT a            DATE           GAIN           LOSS
-----------------------------------------------------------------------------------------------------------
      98,750,000    Iceland Krona ............    1,330,683         6/20/07       $  189,174     $      --
     148,125,000    Iceland Krona ............    2,004,398         6/21/07          274,884            --
     148,125,000    Iceland Krona ............    1,988,255         6/27/07          288,008            --
   4,562,436,157    Chilean Peso .............   95,141,931 MXN     9/12/07           30,882            --
   1,698,885,602    Chilean Peso .............   35,638,464 MXN     9/14/07               --        (7,227)
     453,000,000    Iceland Krona ............    6,057,769         10/09/07         739,939            --
      71,000,000    Iceland Krona ............      949,452         10/09/07         115,973            --
      64,500,000    Indian Rupee .............    2,147,495 NZD     10/29/07              --       (44,359)
     162,000,000    Indian Rupee .............    5,347,064 NZD     10/29/07              --       (77,276)
     295,195,897    Indian Rupee .............   73,468,367 MXN     1/28/08          316,998            --
     250,455,423    Indian Rupee .............   63,268,687 MXN     2/28/08          180,814            --
                                                                                  ------------------------
Unrealized gain (loss) on forward exchange contracts                              $2,136,672     $(128,862)
                                                                                  ------------------------
    Net unrealized gain (loss) on forward exchange contracts                      $2,007,810     $      --
                                                                                  ========================

a     In U.S. Dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

MXN  - Mexican Peso
NZD  - New Zealand Dollar

9. CREDIT RISK

The Fund has 49.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.


                                                              Annual Report | 51

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

10. RESTRICTED SECURITIES (CONTINUED)

At April 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

SHARES       ISSUER                                                        DATE          COST        VALUE
----------------------------------------------------------------------------------------------------------
516,372      Cambridge Industries Liquidating Trust Interest .........    1/09/02      $    --       $568
64,666       VS Holdings .............................................   12/06/01       64,666         --
                                                                                                     ----
             TOTAL RESTRICTED SECURITIES (0.00%a of Net Assets) ..............................       $568
                                                                                                     ====

a     Rounds to less than 0.01% of net assets.

11. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At April 30, 2007, unfunded commitments were as follows:

----------------------------------------------------------------------
                                                            UNFUNDED
BORROWER                                                   COMMITMENTS
----------------------------------------------------------------------
CBRL Group (Cracker Barrel), Delay Draw ................   $  262,448
Univision Communications Inc., Delay Draw ..............      271,812
Valassis Communications Inc., Delay Draw ...............      411,733
VML US Finance LLC (Venetian Macao), Delay Draw ........    1,482,828
                                                           ----------
                                                           $2,428,821
                                                           ==========

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

12. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


52 | Annual Report

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

12. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

13. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.


                                                              Annual Report | 53

FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

13. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


54 | Annual Report

Franklin Strategic Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN STRATEGIC INCOME FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Income Fund (a separate portfolio of Franklin Strategic Series, hereafter referred to as the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007


                                                              Annual Report | 55

Franklin Strategic Series

TAX DESIGNATION (UNAUDITED)

FRANKLIN STRATEGIC INCOME FUND

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund designates the maximum amount allowable but no less than $62,372,874 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.


56 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007

FRANKLIN STRATEGIC INCOME FUND

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Franklin Strategic Income Fund's (the "Fund") fundamental investment restrictions (including seven (7) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Fund's fundamental investment restrictions (including seven (7) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.     The election of Trustees:

--------------------------------------------------------------------------------------------------------------------
                                                        % OF         % OF                         % OF        % OF
                                                     OUTSTANDING     VOTED                     OUTSTANDING    VOTED
NAME                                    FOR            SHARES       SHARES       WITHHELD        SHARES       SHARES
--------------------------------------------------------------------------------------------------------------------
Harris J. Ashton ..............   311,655,371.661      52.373%      97.344%    8,502,668.357      1.429%      2.656%
Robert F. Carlson .............   311,914,977.335      52.417%      97.425%    8,243,062.683      1.385%      2.575%
Sam L. Ginn ...................   311,750,285.407      52.389%      97.374%    8,407,754.611      1.413%      2.626%
Edith E. Holiday ..............   312,038,503.426      52.438%      97.464%    8,119,536.592      1.364%      2.536%
Frank W. T. LaHaye ............   310,972,009.594      52.259%      97.131%    9,186,030.424      1.543%      2.869%
Frank A. Olson ................   311,666,078.380      52.375%      97.348%    8,491,961,638      1.427%      2.652%
Larry D. Thompson .............   312,335,632.313      52.488%      97.557%    7,822,407.705      1.314%      2.443%
John B. Wilson ................   312,463,241.020      52.509%      97.597%    7,694,798.998      1.293%      2.403%
Charles B. Johnson ............   311,564,717.060      52.358%      97.316%    8,593,322.958      1.444%      2.684%
Rupert H. Johnson Jr. .........   312,415,045.475      52.501%      97.582%    7,742,994.543      1.301%      2.418%


                                                              Annual Report | 57

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

FRANKLIN STRATEGIC INCOME FUND

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      71,315,917.677      40.069%      64.599%
Against .................       1,318,899.361       0.741%       1.194%
Abstain .................       3,523,934.485       1.980%       3.192%
Broker Non-votes ........      34,239,827.000      19.238%      31.015%
----------------------------------------------------------------------
TOTAL ...................     110,398,578.523      62.028%     100.000%

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,729,464.007      45.358%      67.936%
Against .................       2,255,356.388       1.267%       1.898%
Abstain .................       5,048,403.063       2.836%       4.248%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,940,719.965      45.476%      68.114%
Against .................       1,907,375.983       1.072%       1.605%
Abstain .................       5,185,127.510       2.913%       4.363%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,816,512.061      45.407%      68.009%
Against .................       2,210,217.632       1.241%       1.860%
Abstain .................       5,006,493.765       2.813%       4.213%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%


58 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

FRANKLIN STRATEGIC INCOME FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      81,154,294.200      45.596%      68.293%
Against .................       1,957,322.822       1.100%       1.647%
Abstain .................       4,921,606.436       2.765%       4.142%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,797,636.619      45.396%      67.993%
Against .................       2,110,695.746       1.186%       1.777%
Abstain .................       5,124,891.093       2.879%       4.312%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,833,195.042      45.416%      68.023%
Against .................       2,105,732.802       1.183%       1.772%
Abstain .................       5,094,295.614       2.862%       4.287%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%


                                                              Annual Report | 59

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

FRANKLIN STRATEGIC INCOME FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,856,769.701      45.429%      68.043%
Against .................       1,995,217.790       1.121%       1.679%
Abstain .................       5,181,235.967       2.911%       4.360%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

-----------------------------------------------------------------------
                                                    % OF         % OF
                                                 OUTSTANDING     VOTED
                                SHARES VOTED       SHARES       SHARES
-----------------------------------------------------------------------
For .....................      80,470,648.593      45.212%      67.718%
Against .................       2,309,132.017       1.298%       1.943%
Abstain .................       5,253,442.848       2.951%       4.421%
Broker Non-votes ........      30,798,368.000      17.304%      25.918%
----------------------------------------------------------------------
TOTAL ...................     118,831,591.458      66.765%     100.000%


60 | Annual Report

Franklin Strategic Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                        LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION      TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)      Trustee       Since 1991           139                         Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)     Trustee       Since April 2007     120                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)           Trustee       Since April 2007     120                         Director, Chevron Corporation (global
One Franklin Parkway                                                                        energy company) and ICO Global
San Mateo, CA 94403-1906                                                                    Communications (Holdings) Limited
                                                                                            (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)      Trustee       Since 1998           139                         Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                    ration and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI International
                                                                                            Metals, Inc. (manufacture and distri-
                                                                                            bution of titanium), Canadian National
                                                                                            Railway (railroad) and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 61

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                        LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                  POSITION      TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)     Trustee       Since 1991           120                         Director, Center for Creative Land
One Franklin Parkway                                                                        Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)        Trustee       Since April 2007     139                         Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                    ration and refining of oil and gas) and
                                                                                            Sentient Jet (private jet service); and
                                                                                            FORMERLY, Director, Becton Dickinson
                                                                                            and Company (medical technology),
                                                                                            Cooper Industries, Inc. (electrical
                                                                                            products and tools and hardware),
                                                                                            Health Net, Inc. (formerly, Foundation
                                                                                            Health) (integrated managed care),
                                                                                            The Hertz Corporation (car rental),
                                                                                            Pacific Southwest Airlines, The RCA
                                                                                            Corporation, Unicom (formerly,
                                                                                            Commonwealth Edison), UAL
                                                                                            Corporation (airlines) and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)     Trustee       Since April 2007     140                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)        Trustee       Since 2006           120                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


62 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF               FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION           TIME SERVED             BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and        Trustee since            139                         None
One Franklin Parkway              Chairman of        1991 and
San Mateo, CA 94403-1906          the Board          Chairman of the
                                                     Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,           Trustee since           55                           None
One Franklin Parkway              President and      1991 and
San Mateo, CA 94403-1906          Chief              President and
                                  Executive          Chief Executive
                                  Officer            Officer -
                                  - Investment       Investment
                                  Management         Management
                                                     since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief              Chief Compliance        Not Applicable               Not Applicable
One Franklin Parkway              Compliance         Officer since 2004
San Mateo, CA 94403-1906          Officer and        and Vice
                                  Vice President     President - AML
                                  - AML              Compliance since
                                  Compliance         2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer           Since 2004             Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 63

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF               FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION           TIME SERVED             BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)           Senior Vice        Since 2002              Not Applicable               Not Applicable
500 East Broward Blvd.            President and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Executive
                                  Officer -
                                  Finance and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)              Vice President     Since 2000              Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)           Vice President     Since 2000              Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton
Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk,
U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD B. JAMIESON (1948)         Vice President     Since 2000              Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY (1962)    Vice President     Since 2000              Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


64 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF               FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION           TIME SERVED             BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)          Vice President     Since 2006              Not Applicable               Not Applicable
One Franklin Parkway              and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)              Vice President     Since 2005              Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial    Since 2004              Not Applicable               Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to April 30, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 65

Franklin Strategic Series

SHAREHOLDER INFORMATION

FRANKLIN STRATEGIC INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other


66 | Annual Report

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for the Fund showed investment performance of its Class A shares in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended January 31, 2007, and previous periods ended that date of up to 10 years. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for Franklin Strategic Income Fund consisted of the Fund and all retail and institutional multi-sector income funds as selected by Lipper. The Lipper report comparison showed that for the one-year period the Fund's income return was in the highest quintile of such performance universe, and its total return was in the second-highest quintile of such universe. The report further showed that the Fund's income and total return during the previous three-, five- and ten-year periods on an annualized basis were, in each case, in either the highest or second-highest quintile of such performance universe. The Board was satisfied with such performance.


                                                              Annual Report | 67

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares for those Funds with multiple share classes. The results of such expense comparisons showed the contractual investment management fee rates and actual total expenses for Franklin Strategic Income Fund were in the least expensive quintile of their respective Lipper expense groups. The Board was satisfied with the contractual management fees and total expenses of the Fund in comparison to its expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements.


68 | Annual Report

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board noted that economies of scale were shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment management agreement for the Fund contains breakpoints that continued to asset levels that exceeded its asset size at December 31, 2006. In view of such structure and the favorable fee and expense comparisons of the Fund within its expense groups, the Board believed that to the extent economies of scale may be realized by the manager of the Fund and its affiliates, that there was a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                                                              Annual Report | 69

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


70 | Annual Report

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

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                 Michigan 7
Arizona                                 Minnesota 7
California 8                            Missouri
Colorado                                New Jersey
Connecticut                             New York 8
Florida 8                               North Carolina
Georgia                                 Ohio 7
Kentucky                                Oregon
Louisiana                               Pennsylvania
Maryland                                Tennessee
Massachusetts 7                         Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07

                                                   Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON       One Franklin Parkway
    INVESTMENTS          San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Strategic Income Fund

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

194 A2007 06/07














                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      APRIL 30, 2007
--------------------------------------------------------------------------------

                                           A series of Franklin Strategic Series


--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                         BLEND
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                        FRANKLIN
                  U.S. LONG-SHORT FUND                 Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin U.S. Long-Short Fund .............................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and
Statement of Investments ..................................................   12

Financial Statements ......................................................   17

Notes to
Financial Statements ......................................................   21

Report of Independent
Registered Public
Accounting Firm ...........................................................   30

Tax Designation ...........................................................   31

Meeting of Shareholders ...................................................   32

Board Members and Officers ................................................   35

Shareholder Information ...................................................   40

--------------------------------------------------------------------------------
Annual Report

Franklin U.S. Long-Short Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets, with less volatility than the overall stock market. Under normal market conditions, the Fund has primarily both long and short positions in equity securities, primarily common stocks. At least 80% of the Fund's net assets will normally be invested in U.S. investments.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin U.S. Long-Short Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin U.S. Long-Short Fund - Class A had a +3.81% cumulative total return for the 12 months under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which posted a +15.23% cumulative total return for the same period. 1 Although the Fund underperformed the index, in addition to return, the Fund also seeks less volatility and correlation relative to the overall market. For the period under review, the Fund had 68% of the volatility of the S&P 500, as measured by standard deviation of weekly returns, and a relative correlation of 63%. 2 Since the Fund's inception, its relative volatility and correlation to the benchmark were 61% and 7%. The Fund's lower volatility and relatively low correlation figures are consistent with our investment strategy, and we believe they are indicative of the type of results expected for a fund of this nature. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest in an index, nor is an index representative of the Fund's portfolio.

2. Standard deviation is a statistical measurement of the range of a fund's total returns. In general, a higher standard deviation means greater volatility. Correlation is a statistical measurement of how a fund and its benchmark move in relation to each other. In general, a higher correlation means a stronger relationship.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                                               Annual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Although gross domestic product (GDP) grew 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. The economy slowed toward period-end, and GDP grew an estimated annualized 0.6% in first quarter 2007.

The unemployment rate decreased from 4.7% to 4.5%, though overall job growth slowed in the face of rising labor costs. 3 In the latter half of the reporting period, jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned toward period-end, and large purchases, including those for vehicles and homes, dropped substantially. After a welcome drop in energy costs during the latter half of 2006, elevated gasoline prices returned in first quarter 2007 as oil hit a six-month high in response to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 4

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. The Fed raised the federal funds target rate from 4.75% at the beginning of the period to 5.25% in June 2006, where it remained for the rest of the reporting period. In March, the Fed indicated a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the year under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue

3.    Source: Bureau of Labor Statistics.

4. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


4 | Annual Report

EQUITY EXPOSURE
4/30/07

--------------------------------------------------------------------------------
                                     % OF TOTAL NET ASSETS        # OF POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities                     75.2%                        52
--------------------------------------------------------------------------------
Short Equity Securities                   -28.8%                        22
--------------------------------------------------------------------------------
NET EQUITY EXPOSURE                        46.4% (LONG)
--------------------------------------------------------------------------------

chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +17.58%, and the broader S&P 500 returned +15.23%, while the technology-heavy NASDAQ Composite Index returned +9.51%. 5 Utilities, telecommunications and health care stocks performed particularly well.

INVESTMENT STRATEGY

We select the Fund's long and short positions on a stock-by-stock basis, searching for securities with favorable risk and return profiles. For long positions, we look for growth- and value-oriented stocks of companies with strong fundamentals or valuable assets that we believe are underappreciated by the market. For short positions, we use primarily fundamental, accounting and event-driven strategies. Additionally, we use technical analysis as a risk control measure. The Fund pursues additional goals of reduced volatility and correlation relative to the overall market.

MANAGER'S DISCUSSION

On April 30, 2007, the Fund's exposure was 75.2% long and 28.8% short, resulting in a 46.4% net long exposure, up from 44.5% net long exposure on April 30, 2006.

The Fund's performance benefited from several of its information technology, consumer staples and utilities sector positions during the period. 6 Within the information technology sector, generally positive performance of our electronic equipment and software holdings as well as gains in certain software and semiconductor equipment short positions were partially offset by losses in our semiconductor equipment long positions. On the long side, among the sector's

TOP 10 LONG HOLDINGS
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Harris Corp.                                                                2.8%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
J.B. Hunt Transport Services Inc.                                           2.6%
 TRANSPORTATION
--------------------------------------------------------------------------------
Nokia Corp., ADR (Finland)                                                  2.6%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Kohl's Corp.                                                                2.4%
 RETAIL TRADE
--------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                   2.3%
 CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
The Men's Wearhouse Inc.                                                    2.3%
 RETAIL TRADE
--------------------------------------------------------------------------------
Target Corp.                                                                2.2%
 RETAIL TRADE
--------------------------------------------------------------------------------
FormFactor Inc.                                                             2.2%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
ViaSat Inc.                                                                 2.2%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Zumiez Inc.                                                                 2.1%
 RETAIL TRADE
--------------------------------------------------------------------------------

5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

6. Fund holdings in the information technology sector are in the electronic technology and technology services sectors in the SOI. Holdings in the consumer staples sector are in the consumer nondurables, process industries and retail trade sectors in the SOI.


                                                               Annual Report | 5

PORTFOLIO BREAKDOWN
4/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Long Positions                                                             75.2%
--------------------------------------------------------------------------------
Short Positions                                                           -28.8%
--------------------------------------------------------------------------------
Short-Term Investments                                                     71.6%
--------------------------------------------------------------------------------
Other Assets, less Liabilities                                            -18.0%
--------------------------------------------------------------------------------

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 4/30/07

--------------------------------------------------------------------------------
                                                                      NET EQUITY
                                              LONG %      SHORT %     EXPOSURE %
--------------------------------------------------------------------------------
Electronic Technology                          17.1%      -2.6%            14.5%
--------------------------------------------------------------------------------
Consumer Non-Durables                           7.5%      -0.9%             6.6%
--------------------------------------------------------------------------------
Consumer Durables                               4.5%       0.0%             4.5%
--------------------------------------------------------------------------------
Process Industries                              4.4%       0.0%             4.4%
--------------------------------------------------------------------------------
Retail Trade                                   11.8%      -7.6%             4.2%
--------------------------------------------------------------------------------
Transportation                                  6.0%      -2.2%             3.8%
--------------------------------------------------------------------------------
Industrial Services                             2.8%       0.0%             2.8%
--------------------------------------------------------------------------------
Utilities                                       2.5%       0.0%             2.5%
--------------------------------------------------------------------------------
Energy Minerals                                 4.4%      -2.0%             2.4%
--------------------------------------------------------------------------------
Health Technology                               3.5%      -1.7%             1.8%
--------------------------------------------------------------------------------
Finance                                         2.8%      -1.2%             1.6%
--------------------------------------------------------------------------------
Consumer Services                               3.4%      -1.9%             1.5%
--------------------------------------------------------------------------------
Technology Services                             2.6%      -1.4%             1.2%
--------------------------------------------------------------------------------
Diversified Financial Services                  0.0%      -2.4%            -2.4%
--------------------------------------------------------------------------------
Producer Manufacturing                          1.9%      -4.9%            -3.0%
--------------------------------------------------------------------------------
TOTAL                                          75.2%     -28.8%            46.4%
--------------------------------------------------------------------------------

top contributors to performance were SunPower and Nokia. SunPower, a leading high efficiency solar cell panel maker, tripled its revenues and expanded its margins faster than analysts predicted. Nokia consolidated its dominant mobile phone position and brokered a joint venture agreement with Siemens to better compete with larger telecommunication equipment manufacturers Ericsson and Alcatel. On the short side, the sector's top two contributors to performance were Napster and Advanced Micro Devices (AMD). We sold AMD during the period.

Consumer staples companies proved surprisingly able to pass along commodity inflation through price increases. Our best performer in this category was Bunge, which benefited from robust soybean prices. The Fund also benefited from a short position in Longs Drug Stores (sold during the period) and a long position in PepsiCo. Within the utilities sector, the Fund benefited from significant gains in Public Service Enterprise Group and FirstEnergy as investors began recognizing that power prices could experience an upward trend over the coming years if demand outstrips supply growth.


6 | Annual Report

During the period, several of the Fund's positions in the industrials and energy sectors hindered overall performance. 7 Within the industrials sector, short positions in Kansas City Southern and Robbins & Meyers particularly hindered performance. Although we believed that Kansas City Southern looked over-valued relative to the rest of the industry, the company benefited from robust rail pricing and investor interest after Berkshire Hathaway disclosed a new railroad investment. We sold Kansas City Southern during the period. Within the energy sector, our long positions in oil service companies Noble and Rowan suffered due to signs that major oil companies were not reinvesting in their fields as much as previously expected. Our position in independent exploration and production company Newfield Exploration also suffered due to lower-than-expected winter energy prices. We sold our positions in Noble and Newfield during the period.

Thank you for your continued participation in Franklin U.S. Long-Short Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Daniel Hennessy

                        Daniel Hennessy, CFA
                        Portfolio Manager

[PHOTO OMITTED]         /s/ Gary K. Ko

                        Gary K. Ko, CFA
                        Assistant Portfolio Manager

                        Franklin U.S. Long-Short Fund

7. Fund holdings in the industrials sector are in the producer manufacturing and transportation sectors in the SOI. Holdings in the energy sector are in the energy minerals and industrial services sectors in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FUSLX)                           CHANGE       4/30/07          4/30/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.44       $17.09           $16.65
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
------------------------------------------------------------------------------------------------
Dividend Income                        $0.1839
------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                            1-YEAR       5-YEAR    INCEPTION (5/28/99) 1
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         + 3.81%      +10.31%          +114.84%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                      -2.18%       +0.79%            +9.31%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                     $9,782      $10,399           $20,245
------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                 -2.85%       +0.11%            +9.18%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6      1.91%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/28/99-4/30/07) 1

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


             DATE       Franklin U.S. Long-Short Fund      S&P 500 Index 7
--------------------------------------------------------------------------------
          5/28/1999                 $ 9,423                    $10,000
          6/30/1999                 $ 9,622                    $10,555
          7/31/1999                 $ 9,802                    $10,225
          8/31/1999                 $ 9,631                    $10,175
          9/30/1999                 $10,162                    $ 9,896
         10/31/1999                 $10,757                    $10,522
         11/30/1999                 $11,577                    $10,736
         12/31/1999                 $12,996                    $11,368
          1/31/2000                 $13,534                    $10,797
          2/29/2000                 $14,101                    $10,593
          3/31/2000                 $15,846                    $11,628
          4/30/2000                 $15,883                    $11,279
          5/31/2000                 $17,201                    $11,048
          6/30/2000                 $16,941                    $11,320
          7/31/2000                 $17,257                    $11,143
          8/31/2000                 $17,953                    $11,835
          9/30/2000                 $18,408                    $11,211
         10/31/2000                 $19,095                    $11,163
         11/30/2000                 $19,048                    $10,284
         12/31/2000                 $20,154                    $10,334
          1/31/2001                 $21,236                    $10,700
          2/28/2001                 $20,331                    $ 9,725
          3/31/2001                 $19,839                    $ 9,110
          4/30/2001                 $20,744                    $ 9,817
          5/31/2001                 $20,862                    $ 9,883
          6/30/2001                 $20,115                    $ 9,642
          7/31/2001                 $19,908                    $ 9,547
          8/31/2001                 $19,524                    $ 8,950
          9/30/2001                 $19,672                    $ 8,228
         10/31/2001                 $20,243                    $ 8,385
         11/30/2001                 $19,682                    $ 9,028
         12/31/2001                 $19,863                    $ 9,107
          1/31/2002                 $18,837                    $ 8,974
          2/28/2002                 $18,623                    $ 8,801
          3/31/2002                 $18,668                    $ 9,132
          4/30/2002                 $18,353                    $ 8,578
          5/31/2002                 $18,251                    $ 8,515
          6/30/2002                 $18,015                    $ 7,909
          7/31/2002                 $17,812                    $ 7,293
          8/31/2002                 $17,959                    $ 7,340
          9/30/2002                 $18,139                    $ 6,543
         10/31/2002                 $18,240                    $ 7,119
         11/30/2002                 $18,342                    $ 7,537
         12/31/2002                 $18,625                    $ 7,095
          1/31/2003                 $18,648                    $ 6,909
          2/28/2003                 $18,648                    $ 6,806
          3/31/2003                 $18,753                    $ 6,871
          4/30/2003                 $18,265                    $ 7,437
          5/31/2003                 $18,683                    $ 7,829
          6/30/2003                 $18,497                    $ 7,929
          7/31/2003                 $18,068                    $ 8,068
          8/31/2003                 $18,126                    $ 8,226
          9/30/2003                 $18,311                    $ 8,138
         10/31/2003                 $18,114                    $ 8,599
         11/30/2003                 $18,300                    $ 8,674
         12/31/2003                 $18,578                    $ 9,129
          1/31/2004                 $18,520                    $ 9,296
          2/29/2004                 $18,567                    $ 9,425
          3/31/2004                 $18,404                    $ 9,283
          4/30/2004                 $18,044                    $ 9,138
          5/31/2004                 $18,184                    $ 9,263
          6/30/2004                 $18,068                    $ 9,443
          7/31/2004                 $17,870                    $ 9,130
          8/31/2004                 $18,056                    $ 9,167
          9/30/2004                 $18,277                    $ 9,266
         10/31/2004                 $18,311                    $ 9,408
         11/30/2004                 $18,613                    $ 9,788
         12/31/2004                 $18,822                    $10,121
          1/31/2005                 $18,555                    $ 9,875
          2/28/2005                 $18,335                    $10,082
          3/31/2005                 $18,184                    $ 9,904
          4/30/2005                 $17,998                    $ 9,716
          5/31/2005                 $18,230                    $10,025
          6/30/2005                 $18,695                    $10,040
          7/31/2005                 $19,032                    $10,413
          8/31/2005                 $19,032                    $10,318
          9/30/2005                 $18,962                    $10,401
         10/31/2005                 $18,927                    $10,228
         11/30/2005                 $19,311                    $10,614
         12/31/2005                 $19,281                    $10,618
          1/31/2006                 $19,245                    $10,899
          2/28/2006                 $19,245                    $10,929
          3/31/2006                 $19,316                    $11,065
          4/30/2006                 $19,503                    $11,213
          5/31/2006                 $18,918                    $10,891
          6/30/2006                 $18,812                    $10,905
          7/31/2006                 $18,449                    $10,972
          8/31/2006                 $18,367                    $11,233
          9/30/2006                 $18,508                    $11,522
         10/31/2006                 $19,023                    $11,898
         11/30/2006                 $19,140                    $12,124
         12/31/2006                 $19,121                    $12,294
          1/31/2007                 $19,583                    $12,479
          2/28/2007                 $19,583                    $12,236
          3/31/2007                 $19,914                    $12,373
          4/30/2007                 $20,245                    $12,921


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                  4/30/07
--------------------------------------------------------------------------------
1-Year                                                                   -2.18%
--------------------------------------------------------------------------------
5-Year                                                                   +0.79%
--------------------------------------------------------------------------------
Since Inception (5/28/99) 1                                              +9.31%
--------------------------------------------------------------------------------

ENDNOTES

ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO CLOSE OUT A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. HISTORICALLY, INVESTMENTS IN SMALL-CAP STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN LARGER-CAP STOCKS, ESPECIALLY OVER THE SHORT TERM. IN ADDITION, INVESTING IN FOREIGN SECURITIES INVOLVES SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY FLUCTUATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Fund inception date was 5/28/99. Fund shares were first offered to the public on 5/1/00.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                                               Annual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 11/1/06     VALUE 4/30/07    PERIOD* 11/1/06-4/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,064.30              $13.61
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,011.60              $13.27
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 2.66%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                              Annual Report | 11

Franklin Strategic Series

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. LONG-SHORT FUND

                                                                         ----------------------------------------------------------
                                                                                           YEAR ENDED APRIL 30,
                                                                           2007        2006        2005        2004        2003
                                                                         ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................................  $  16.65    $  15.50    $  15.54    $  15.73    $  16.29
                                                                         ----------------------------------------------------------

Income from investment operations a:

 Net investment income (loss) b .......................................      0.31        0.18        0.04       (0.14)      (0.07)

 Net realized and unrealized gains (losses) ...........................      0.31        1.12       (0.08)      (0.05)         -- e
                                                                         ----------------------------------------------------------
Total from investment operations ......................................      0.62        1.30       (0.04)      (0.19)      (0.07)
                                                                         ----------------------------------------------------------
Less distributions from net investment income .........................     (0.18)      (0.15)         --          --       (0.49)
                                                                         ----------------------------------------------------------
Redemption fees .......................................................        -- e        -- e        -- e        --          --
                                                                         ----------------------------------------------------------
Net asset value, end of year ..........................................  $  17.09    $  16.65    $  15.50    $  15.54    $  15.73
                                                                         ==========================================================

Total return c ........................................................      3.81%       8.36%      (0.26)%     (1.21)%     (0.48)%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates d ...................      2.35%       1.82%       1.80%       2.23%       2.45%

Expenses net of waiver and payments by affiliates d ...................      2.35% f     1.82% f     1.75% f     2.23% f     2.45%

*Ratios to average net assets, excluding dividend expense on securities sold short:

 Expenses before waiver and payments by affiliates ....................      2.03%       1.46%       1.32%       1.71%       1.84%

 Expenses net of waiver and payments by affiliates ....................      2.03% f     1.46% f     1.27% f     1.71% f     1.84%

Net investment income (loss) ..........................................      1.91%       1.10%       0.23%      (0.89)%     (0.42)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................................  $ 29,535    $ 47,603    $ 68,718    $112,096    $144,582

Portfolio turnover rate ...............................................     89.25%     220.50%     218.52%     346.01%     258.22%

Portfolio turnover rate excluding short sales .........................     39.37%     116.45%     105.31%     217.47%     184.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENT OF INVESTMENTS, APRIL 30, 2007

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY         SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 75.2%
    CONSUMER DURABLES 4.5%
a,b Activision Inc. .........................................................      United States      21,369      $  427,380
  b Harman International Industries Inc. ....................................      United States       4,107         500,602
a,b Scientific Games Corp., A ...............................................      United States      11,836         394,021
                                                                                                                  ----------
                                                                                                                   1,322,003
                                                                                                                  ----------
    CONSUMER NON-DURABLES 7.5%
a,b Crocs Inc. ..............................................................      United States       8,814         492,526
  b PepsiCo Inc. ............................................................      United States       5,440         359,530
  b Phillips-Van Heusen Corp. ...............................................      United States      12,349         690,309
    Steven Madden Ltd. ......................................................      United States       6,168         183,498
    VF Corp. ................................................................      United States       5,708         501,219
                                                                                                                  ----------
                                                                                                                   2,227,082
                                                                                                                  ----------
    CONSUMER SERVICES 3.4%
  b Carnival Corp. ..........................................................      United States      11,436         559,106
  b Hilton Hotels Corp. .....................................................      United States      13,595         462,230
                                                                                                                  ----------
                                                                                                                   1,021,336
                                                                                                                  ----------
    ELECTRONIC TECHNOLOGY 17.1%
a,b Arris Group Inc. ........................................................      United States      24,696         365,995
    Embraer-Empresa Brasileira de Aeronautica SA, ADR .......................         Brazil          11,982         562,075
a,b FormFactor Inc. .........................................................      United States      15,800         652,382
  b Harris Corp. ............................................................      United States      15,878         815,335
  a Microsemi Corp. .........................................................      United States      17,162         396,614
  b Nokia Corp., ADR ........................................................         Finland         29,920         755,480
a,b SunPower Corp., A .......................................................      United States       7,873         477,734
a,b Taser International Inc. ................................................      United States      45,346         391,336
a,b ViaSat Inc. .............................................................      United States      18,917         648,853
                                                                                                                  ----------
                                                                                                                   5,065,804
                                                                                                                  ----------
    ENERGY MINERALS 4.4%
  b Chesapeake Energy Corp. .................................................      United States      16,935         571,556
    Peabody Energy Corp. ....................................................      United States       8,574         411,381
  b Total SA, B, ADR ........................................................         France           4,163         306,771
                                                                                                                  ----------
                                                                                                                   1,289,708
                                                                                                                  ----------
    FINANCE 2.8%
  b CapitalSource Inc. ......................................................      United States      13,899         358,177
a,b Eurobancshares Inc. .....................................................      United States      18,568         158,014
  b IBERIABANK Corp. ........................................................      United States       4,243         222,715
  b R&G Financial Corp., B ..................................................      United States      21,255          89,484
                                                                                                                  ----------
                                                                                                                     828,390
                                                                                                                  ----------
    HEALTH TECHNOLOGY 3.5%
  a Cephalon Inc. ...........................................................      United States       1,348         107,314
  a The Medicines Co. .......................................................      United States       3,043          69,320
  a Penwest Pharmaceuticals Co. .............................................      United States       2,536          30,381
    Roche Holding AG ........................................................       Switzerland        1,255         237,147
  b Schering-Plough Corp. ...................................................      United States      18,393         583,610
                                                                                                                  ----------
                                                                                                                   1,027,772
                                                                                                                  ----------


                                                              Annual Report | 13

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY          SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL SERVICES 2.8%
  a Helix Energy Solutions Group Inc. ......................................      United States       13,159     $   503,464
  b Rowan Cos. Inc. ........................................................      United States        8,863         324,740
                                                                                                                 -----------
                                                                                                                     828,204
                                                                                                                 -----------
    PROCESS INDUSTRIES 4.4%
  b Ashland Inc. ...........................................................      United States        5,669         339,857
  b Bunge Ltd. .............................................................      United States        7,939         601,459
a,b Headwaters Inc. ........................................................      United States        7,463         161,723
  b Lyondell Chemical Co. ..................................................      United States        5,936         184,728
                                                                                                                 -----------
                                                                                                                   1,287,767
                                                                                                                 -----------
    PRODUCER MANUFACTURING 1.9%
  b 3M Co. .................................................................      United States        4,671         386,619
  b Federal Signal Corp. ...................................................      United States       10,678         168,605
                                                                                                                 -----------
                                                                                                                     555,224
                                                                                                                 -----------
    RETAIL TRADE 11.8%
  b Advance Auto Parts Inc. ................................................      United States        8,840         364,208
  b Best Buy Co. Inc. ......................................................      United States        9,419         439,396
a,b Kohl's Corp. ...........................................................      United States        9,611         711,599
    The Men's Wearhouse Inc. ...............................................      United States       15,927         689,161
  b Target Corp. ...........................................................      United States       11,015         653,961
a,b Zumiez Inc. ............................................................      United States       15,902         627,493
                                                                                                                 -----------
                                                                                                                   3,485,818
                                                                                                                 -----------
    TECHNOLOGY SERVICES 2.6%
    Paychex Inc. ...........................................................      United States        8,450         313,495
a,b Quest Software Inc. ....................................................      United States       26,346         448,146
                                                                                                                 -----------
                                                                                                                     761,641
                                                                                                                 -----------
    TRANSPORTATION 6.0%
  b FedEx Corp. ............................................................      United States        3,649         384,750
  b J.B. Hunt Transport Services Inc. ......................................      United States       28,031         758,519
a,b Republic Airways Holdings Inc. .........................................      United States       29,065         617,922
                                                                                                                 -----------
                                                                                                                   1,761,191
                                                                                                                 -----------
    UTILITIES 2.5%
  b FirstEnergy Corp. ......................................................      United States        4,868         333,166
    Public Service Enterprise Group Inc. ...................................      United States        4,709         407,093
                                                                                                                 -----------
                                                                                                                     740,259
                                                                                                                 -----------
    TOTAL COMMON STOCKS (COST $16,885,341) .................................                                      22,202,199
                                                                                                                 -----------
    SHORT TERM INVESTMENTS 71.6%
    MONEY MARKET FUND (COST $7,504,323) 25.4%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ...      United States    7,504,323       7,504,323
                                                                                                                 -----------


14 | Annual Report

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                                                       COUNTRY      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $13,637,266) 46.2%
d Joint Repurchase Agreement, 5.16%, 5/01/07
   (Maturity Value $13,639,220) ................................................   United States     $  13,637,266    $ 13,637,266
     ABN AMRO Bank, NV, New York Branch (Maturity Value $1,249,488)
     Banc of America Securities LLC (Maturity Value $1,139,830)
     Barclays Capital Inc. (Maturity Value $1,249,488)
     Bear, Stearns & Co. Inc. (Maturity Value $877,002)
     BNP Paribas Securities Corp. (Maturity Value $1,139,830)
     Deutsche Bank Securities Inc. (Maturity Value $1,139,830)
     Goldman, Sachs & Co. (Maturity Value $1,139,830)
     Greenwich Capital Markets Inc. (Maturity Value $1,139,830)
     Lehman Brothers Inc. (Maturity Value $1,034,944)
     Merrill Lynch Government Securities Inc. (Maturity Value $1,139,830)
     Morgan Stanley & Co. Inc. (Maturity Value $1,139,830)
     UBS Securities LLC (Maturity Value $1,249,488)
      Collateralized by U.S. Government Agency Securities, 3.00% - 6.375%,
       5/15/07 - 4/02/12; e U.S. Government Agency Discount Notes,
        7/06/07 - 9/27/07; e U.S. Treasury Bill, 8/02/07 and U.S. Treasury Notes,
        0.875% - 6.00%, 8/15/07 - 1/31/12
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $38,026,930) 146.8% ..................................                                        43,343,788
  SECURITIES SOLD SHORT (28.8)% ................................................                                        (8,500,104)
  OTHER ASSETS, LESS LIABILITIES (18.0)% .......................................                                        (5,308,416)
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................                                      $ 29,535,268
                                                                                                                      =============

                                                                                                     ------------
                                                                                                        SHARES
                                                                                                     ------------

f SECURITIES SOLD SHORT 28.8%
  CONSUMER NON-DURABLES 0.9%
  Kellwood Co. .................................................................   United States            9,766          275,206
                                                                                                                      -------------
  CONSUMER SERVICES 1.9%
  Darden Restaurants Inc. ......................................................   United States            8,133          337,357
  Royal Caribbean Cruises Ltd. .................................................   United States            5,415          225,102
                                                                                                                      -------------
                                                                                                                           562,459
                                                                                                                      -------------
  DIVERSIFIED FINANCIAL SERVICES 2.4%
  Energy Select Sector SPDR Fund ...............................................   United States            7,456          472,934
  iShares Nasdaq Biotechnology Index Fund ......................................   United States            2,836          232,325
                                                                                                                      -------------
                                                                                                                           705,259
                                                                                                                      -------------
  ELECTRONIC TECHNOLOGY 2.6%
  Avici Systems Inc. ...........................................................   United States           44,380          352,821
  Novellus Systems Inc. ........................................................   United States           12,893          417,346
                                                                                                                      -------------
                                                                                                                           770,167
                                                                                                                      -------------


                                                              Annual Report | 15

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                                                       COUNTRY         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
f SECURITIES SOLD SHORT (CONTINUED)
  ENERGY MINERALS 2.0%
  Repsol YPF SA, ADR ........................................................          Spain            8,778      $  288,620
  Whiting Petroleum Corp. ...................................................      United States        7,082         311,750
                                                                                                                   ----------
                                                                                                                      600,370
                                                                                                                   ----------
  FINANCE 1.2%
  Old Second Bancorp Inc. ...................................................      United States       11,922         348,838
                                                                                                                   ----------
  HEALTH TECHNOLOGY 1.7%
  DJO Inc. ..................................................................      United States       12,328         481,532
                                                                                                                   ----------
  PRODUCER MANUFACTURING 4.9%
  American Axle & Manufacturing Holdings Inc. ...............................      United States        9,816         274,357
  Evergreen Solar Inc. ......................................................      United States       14,664         143,267
  Robbins & Myers Inc. ......................................................      United States        7,891         303,251
  Superior Industries International Inc. ....................................      United States       31,902         728,961
                                                                                                                   ----------
                                                                                                                    1,449,836
                                                                                                                   ----------
  RETAIL TRADE 7.6%
  Big Lots Inc. .............................................................      United States       13,527         435,569
  Cabela's Inc., A ..........................................................      United States       26,433         626,991
  Dillard's Inc., A .........................................................      United States       23,111         800,334
  FTD Group Inc. ............................................................      United States       21,058         375,885
                                                                                                                   ----------
                                                                                                                    2,238,779
                                                                                                                   ----------
  TECHNOLOGY SERVICES 1.4%
  Napster Inc. ..............................................................      United States      103,134         418,724
                                                                                                                   ----------
  TRANSPORTATION 2.2%
  Covenant Transport Inc., A ................................................      United States       26,587         283,152
  SAIA Inc. .................................................................      United States       13,045         365,782
                                                                                                                   ----------
                                                                                                                      648,934
                                                                                                                   ----------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,560,738) .........................                                      $8,500,104
                                                                                                                   ==========

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
SPDR - S&P Depository Receipt

a     Non-income producing for the twelve months ended April 30, 2007.

b See Note 1(e) regarding securities segregated with broker for securities sold short.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

d     See Note 1(c) regarding joint repurchase agreement.

e     The security is traded on a discount basis with no stated coupon rate.

f     See Note 1(e) regarding securities sold short.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007

                                                                                            ----------------
                                                                                               FRANKLIN
                                                                                            U.S. LONG-SHORT
                                                                                                 FUND
                                                                                            ----------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...........................................................   $    16,885,341
  Cost - Sweep Money Fund (Note 7) ......................................................         7,504,323
  Cost - Repurchase agreements ..........................................................        13,637,266
                                                                                            ----------------
  Total cost of investments .............................................................   $    38,026,930
                                                                                            ================
  Value - Unaffiliated issuers (includes securities segregated with broker for securities
    sold short in the amount of $16,646,871) ............................................   $    22,202,199
  Value - Sweep Money Fund (Note 7) .....................................................         7,504,323
  Value - Repurchase agreements .........................................................        13,637,266
                                                                                            ----------------
  Total value of investments ............................................................        43,343,788
 Receivables:
  Capital shares sold ...................................................................             2,465
  Dividends and interest ................................................................             4,271
 Other assets ...........................................................................            30,018
                                                                                            ----------------
        Total assets ....................................................................        43,380,542
                                                                                            ----------------
Liabilities:
 Payables:
  Capital shares redeemed ...............................................................           386,577
  Affiliates ............................................................................            14,905
 Securities sold short, at value (proceeds $7,560,738) ..................................         8,500,104
 Due to broker ..........................................................................         4,862,290
 Accrued expenses and other liabilities .................................................            81,398
                                                                                            ----------------
        Total liabilities ...............................................................        13,845,274
                                                                                            ----------------
          Net assets, at value ..........................................................   $    29,535,268
                                                                                            ================
Net assets consist of:
 Paid-in capital ........................................................................   $    87,856,906
 Undistributed net investment income ....................................................           667,981
 Net unrealized appreciation (depreciation) .............................................         4,378,040
 Accumulated net realized gain (loss) ...................................................       (63,367,659)
                                                                                            ----------------
          Net assets, at value ..........................................................   $    29,535,268
                                                                                            ================
CLASS A:
 Net assets, at value ...................................................................   $    29,535,268
                                                                                            ================
 Shares outstanding .....................................................................         1,728,211
                                                                                            ================
 Net asset value per share ..............................................................   $         17.09
                                                                                            ================
 Maximum offering price per share (net asset value per share / 94.25%) ..................   $         18.13
                                                                                            ================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Strategic Series

STATEMENT OF OPERATIONS
for the year ended April 30, 2007

                                                                                            ----------------
                                                                                                FRANKLIN
                                                                                                  U.S.
                                                                                               LONG-SHORT
                                                                                                  FUND
                                                                                            ----------------
Investment income:
 Dividends:
  Unaffiliated issuers ..................................................................   $       325,121
  Sweep Money Fund (Note 7) .............................................................           428,840
 Interest ...............................................................................           682,401
 Other income (See Note 9) ..............................................................            50,681
                                                                                            ----------------
        Total investment income .........................................................         1,487,043
                                                                                            ----------------
Expenses:
 Management fees (Note 3a) ..............................................................           144,560
 Administrative fees (Note 3b) ..........................................................            69,937
 Interest expense .......................................................................           209,928
 Distribution fees (Note 3c) ............................................................            87,399
 Transfer agent fees (Note 3e) ..........................................................           125,655
 Custodian fees (Note 4) ................................................................             1,233
 Reports to shareholders ................................................................            24,894
 Registration and filing fees ...........................................................            17,230
 Professional fees ......................................................................            19,547
 Trustees' fees and expenses ............................................................               413
 Dividends for securities sold short ....................................................           111,453
 Other ..................................................................................             9,276
                                                                                            ----------------
        Total expenses ..................................................................           821,525
        Expense reductions (Note 4) .....................................................              (457)
                                                                                            ----------------
          Net expenses ..................................................................           821,068
                                                                                            ----------------
           Net investment income ........................................................           665,975
                                                                                            ----------------
Realized and unrealized losses:
 Net realized gain (loss) from:
  Investments ...........................................................................           712,397
  Foreign currency transactions .........................................................             3,817
  Securities sold short .................................................................          (913,706)
                                                                                            ----------------
           Net realized gain (loss) .....................................................          (197,492)
                                                                                            ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................................            (5,383)
  Translation of assets and liabilities denominated in foreign currencies ...............               318
                                                                                            ----------------
           Net change in unrealized appreciation (depreciation) .........................            (5,065)
                                                                                            ----------------
Net realized and unrealized gain (loss) .................................................          (202,557)
                                                                                            ----------------
Net increase (decrease) in net assets resulting from operations .........................   $       463,418
                                                                                            ================


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  -----------------------------
                                                                                                  FRANKLIN U.S. LONG-SHORT FUND
                                                                                                  -----------------------------
                                                                                                      YEAR ENDED APRIL 30,
                                                                                                      2007            2006
                                                                                                  -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................................   $    665,975    $    654,492
  Net realized gain (loss) from investments, securities sold short, and foreign
   currency transactions ......................................................................       (197,492)       (178,870)
  Net change in unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currencies ..........................................         (5,065)      4,550,047
                                                                                                  -----------------------------
        Net increase (decrease) in net assets resulting from operations .......................        463,418       5,025,669
                                                                                                  -----------------------------
 Distributions to shareholders from net investment income .....................................       (358,672)       (500,084)
 Capital share transactions (Note 2) ..........................................................    (18,173,078)    (25,640,187)
 Redemption fees ..............................................................................            510              13
                                                                                                  -----------------------------
        Net increase (decrease) in net assets .................................................    (18,067,822)    (21,114,589)
Net assets:
 Beginning of year ............................................................................     47,603,090      68,717,679
                                                                                                  -----------------------------
 End of year ..................................................................................   $ 29,535,268    $ 47,603,090
                                                                                                  =============================
Undistributed net investment income included in net assets:
 End of year ..................................................................................   $    667,981    $    358,636
                                                                                                  =============================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Strategic Series

STATEMENT OF CASH FLOWS
for the year ended April 30, 2007

                                                                                              ----------------
                                                                                                  FRANKLIN
                                                                                               U.S. LONG-SHORT
                                                                                                    FUND
                                                                                              ----------------
Cash flow from operating activities:
 Dividends and interest received ..........................................................   $     1,465,754
 Operating expenses paid ..................................................................          (607,106)
 Interest expense paid ....................................................................          (209,928)
 Purchases of long-term investments .......................................................       (23,148,258)
 Sales and maturities of long-term investments ............................................        30,250,470
 Net sales of short-term investments ......................................................         1,978,621
 Net proceeds on currency transactions ....................................................             3,817
                                                                                              ----------------
        Cash provided - operating activities ..............................................         9,733,370
                                                                                              ================
Cash flow from financing activities:
 Capital share transactions ...............................................................       (17,912,531)
 Distributions to shareholders ............................................................          (358,672)
 Due to broker ............................................................................         4,862,290
                                                                                              ----------------
        Cash used - financing activities ..................................................       (13,408,913)
                                                                                              ================
Net increase (decrease) in cash ...........................................................        (3,675,543)
Cash on deposit with brokers for securities sold short at beginning of year ...............         3,675,543
                                                                                              ----------------
Cash at end of year .......................................................................   $            --
                                                                                              ================

RECONCILIATION OF NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATING ACTIVITIES
FOR THE YEAR ENDED APRIL 30, 2007

Net increase (decrease) in net assets resulting from operating activities .................   $       463,418
 Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
    Decrease in dividends and interest receivable .........................................             8,413
    Decrease in other receivables .........................................................           212,167
    Decrease in other liabilities .........................................................          (432,445)
    Decrease in cost of investments .......................................................         9,476,752
    Decrease in unrealized appreciation on investments ....................................             5,065
                                                                                              ----------------
Net cash provided by operating activities .................................................   $     9,733,370
                                                                                              ================


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Series

NOTES TO FINANCIAL STATEMENTS

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twelve separate funds. The Franklin U.S. Long-Short Fund (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers one class of shares: Class A. The Fund was closed to new investors effective March 15, 2007.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                              Annual Report | 21

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on April 30, 2007. The joint repurchase agreement is valued at cost.


22 | Annual Report

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the fund to replace a borrowed security with the same security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the fund sold the security short, while losses are potentially unlimited in size.

The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                              Annual Report | 23

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


24 | Annual Report

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                 ------------------------------------------------------------
                                                     YEAR ENDED APRIL 30,
                                             2007                           2006
                                 ------------------------------------------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                 ------------------------------------------------------------
Shares sold .................        310,798    $  5,021,861         448,427    $  7,322,226
Shares issued in reinvestment
 of dividends ...............         19,762         319,754          25,327         419,660
Shares redeemed .............     (1,460,559)    (23,514,693)     (2,048,112)    (33,382,073)
                                 ------------------------------------------------------------
Net increase (decrease) .....     (1,129,999)   $(18,173,078)     (1,574,358)   $(25,640,187)
                                 ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                    AFFILIATION
----------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                            Investment manager
Franklin Templeton Services, LLC (FT Services)                                Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the Standard & Poor's 500 Composite Stock Price Index (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment


                                                              Annual Report | 25

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.41% of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ..............................................   $11,126
Contingent deferred sales charges retained ...................   $   746

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Fund paid transfer agent fees of $125,655, of which $72,199 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.


26 | Annual Report

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2007, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:

 2010  ...........................................................   $ 6,049,803
 2011  ...........................................................    40,708,375
 2012  ...........................................................     5,254,173
 2014  ...........................................................    10,524,239
                                                                     -----------
                                                                     $62,536,590
                                                                     ===========

During the year ended April 30, 2007, the Fund utilized $539,090 of capital loss carryforwards.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Fund deferred realized capital losses of $803,168.

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                                                             -------------------
                                                               2007       2006
                                                             -------------------
Distributions paid from ordinary income ..................   $358,672   $500,084

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income, for income tax purposes were as follows:

Cost of investments ............................................   $ 38,054,830
                                                                   ============
Unrealized appreciation ........................................      5,955,667
Unrealized depreciation ........................................       (666,709)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $  5,288,958
                                                                   -------------
Distributable earnings - undistributed ordinary income .........   $    667,981
                                                                   =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended April 30, 2007, aggregated $22,711,779 and $29,952,434, respectively.


                                                              Annual Report | 27

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

6. INVESTMENT TRANSACTIONS (CONTINUED)

Transactions in options written during the year ended April 30, 2007, were as follows:

                                                        ------------------------
                                                         NUMBER OF     PREMIUMS
                                                         CONTRACTS     RECEIVED
                                                        ------------------------

Options outstanding at April 30, 2006 ................         380    $ 128,060
Options written ......................................          --           --
Options expired ......................................        (380)    (128,060)
Options exercised ....................................          --           --
Options closed .......................................          --           --
                                                        ------------------------
Options outstanding at April 31, 2007 ................          --    $      --
                                                        ========================

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. UPCOMING ACQUISITIONS/MERGERS

On February 27, 2007, the Board of Trustees for the Trust approved a proposal to merge the Fund into the Templeton Global Long-Short Fund, a series of Franklin Templeton International Trust, subject to approval by the shareholders of the Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006 and is recorded as other income.


28 | Annual Report

Franklin Strategic Series

FRANKLIN U.S. LONG-SHORT FUND

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 29

Franklin Strategic Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN U.S. LONG-SHORT FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Franklin U.S. Long-Short Fund (one of the funds constituting the Franklin Strategic Series, hereafter referred to as the "Fund") at April 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007


30 | Annual Report

Franklin Strategic Series

TAX DESIGNATION (UNAUDITED)

FRANKLIN U.S. LONG-SHORT FUND

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 83.83% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $328,152 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $485,983 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.


                                                              Annual Report | 31

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007

FRANKLIN U.S. LONG-SHORT FUND

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; and to approve amendments to certain of Franklin U.S. Long-Short Fund's (the "Fund") fundamental investment restrictions (including six (6) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                             % OF         % OF                            % OF          % OF
                                          OUTSTANDING    VOTED                         OUTSTANDING     VOTED
NAME                          FOR           SHARES       SHARES           WITHHELD        SHARES       SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ....   311,655,371.661     52.373%      97.344%       8,502,668.357      1.429%       2.656%
Robert F. Carlson ...   311,914,977.335     52.417%      97.425%       8,243,062.683      1.385%       2.575%
Sam L. Ginn .........   311,750,285.407     52.389%      97.374%       8,407,754.611      1.413%       2.626%
Edith E. Holiday ....   312,038,503.426     52.438%      97.464%       8,119,536.592      1.364%       2.536%
Frank W. T. LaHaye ..   310,972,009.594     52.259%      97.131%       9,186,030.424      1.543%       2.869%
Frank A. Olson ......   311,666,078.380     52.375%      97.348%       8,491,961,638      1.427%       2.652%
Larry D. Thompson ...   312,335,632.313     52.488%      97.557%       7,822,407.705      1.314%       2.443%
John B. Wilson ......   312,463,241.020     52.509%      97.597%       7,694,798.998      1.293%       2.403%
Charles B. Johnson ..   311,564,717.060     52.358%      97.316%       8,593,322.958      1.444%       2.684%
Rupert H. Johnson Jr.   312,415,045.475     52.501%      97.582%       7,742,994.543      1.301%       2.418%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-------------------------------------------------------------------
                                             % OF            % OF
                                          OUTSTANDING        VOTED
                         SHARES VOTED       SHARES          SHARES
-------------------------------------------------------------------
For ................      595,091.431        30.854%        60.488%
Against ............       17,785.159          .922%         1.808%
Abstain ............       33,404.482         1.732%         3.395%
Broker Non-votes ...      337,533.000        17.501%        34.309%
-------------------------------------------------------------------
TOTAL ..............      983,814.072        51.009%       100.000%


32 | Annual Report

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

FRANKLIN U.S. LONG-SHORT FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                           % OF           % OF
                                                        OUTSTANDING       VOTED
                                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      665,766.468      34.519%        63.647%
Against ...........................       34,184.287       1.773%         3.268%
Abstain ...........................       45,832.154       2.376%         4.382%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                           % OF           % OF
                                                        OUTSTANDING       VOTED
                                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      668,927.404      34.683%        63.950%
Against ...........................       35,369.546       1.834%         3.381%
Abstain ...........................       41,485.959       2.151%         3.966%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
  .................................                        % OF           % OF
  .................................                     OUTSTANDING       VOTED
  .................................    SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      666,039.205      34.533%        63.673%
Against ...........................       39,938.062       2.071%         3.818%
Abstain ...........................       39,805.642       2.064%         3.806%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
  .................................                        % OF           % OF
  .................................                     OUTSTANDING       VOTED
  .................................    SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      669,693.902      34.723%        64.023%
Against ...........................       36,953.360       1.916%         3.533%
Abstain ...........................       39,135.647       2.029%         3.741%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%


                                                              Annual Report | 33

Franklin Strategic Series

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

FRANKLIN U.S. LONG-SHORT FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                           % OF           % OF
                                                        OUTSTANDING       VOTED
                                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      672,772.796      34.882%        64.317%
Against ...........................       32,833.243       1.703%         3.139%
Abstain ...........................       40,176.870       2.083%         3.841%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                           % OF           % OF
                                                        OUTSTANDING       VOTED
                                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For ...............................      668,312.321      34.651%        63.891%
Against ...........................       32,110.394       1.665%         3.070%
Abstain ...........................       45,360.194       2.352%         4.336%
Broker Non-votes ..................      300,233.000      15.567%        28.703%
--------------------------------------------------------------------------------
TOTAL .............................    1,046,015.909      54.235%       100.000%


34 | Annual Report

Franklin Strategic Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupation during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------ -------------- ----------------- ---------------------------- ---------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED        BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------ -------------- ----------------- ---------------------------- ---------------------------------------
HARRIS J. ASHTON (1932)          Trustee       Since 1991         139                          Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee       Since April 2007   120                          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)               Trustee       Since April 2007   120                          Director, Chevron Corporation (global
One Franklin Parkway                                                                           energy company) and ICO Global
San Mateo, CA 94403-1906                                                                       Communications (Holdings) Limited
                                                                                               (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive
Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee       Since 1998         139                          Director, Hess Corporation (formerly,
One Franklin Parkway                                                                           Amerada Hess Corporation)
San Mateo, CA 94403-1906                                                                       (exploration and refining of oil
                                                                                               and gas), H.J. Heinz Company
                                                                                               (processed foods and allied
                                                                                               products), RTI International
                                                                                               Metals, Inc. (manufacture and
                                                                                               distribution of titanium), Canadian
                                                                                               National Railway (railroad) and
                                                                                               White Mountains Insurance Group,
                                                                                               Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------ -------------- ----------------- --------------------------- ----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------ -------------- ----------------- --------------------------- ----------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee       Since 1991         120                        Director, Center for Creative Land
One Franklin Parkway                                                                         Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee       Since April 2007   139                        Director, Hess Corporation (formerly,
One Franklin Parkway                                                                         Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                     and refining of oil and gas) and
                                                                                             Sentient Jet (private jet service);
                                                                                             and FORMERLY, Director, Becton
                                                                                             Dickinson and Company (medical
                                                                                             technology), Cooper Industries, Inc.
                                                                                             (electrical products and tools and
                                                                                             hardware), Health Net, Inc.
                                                                                             (formerly, Foundation Health)
                                                                                             (integrated managed care), The Hertz
                                                                                             Corporation (car rental), Pacific
                                                                                             Southwest Airlines, The RCA
                                                                                             Corporation, Unicom (formerly,
                                                                                             Commonwealth Edison), UAL Corporation
                                                                                             (airlines) and White Mountains
                                                                                             Insurance Group, Ltd. (holding
                                                                                             company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee       Since April 2007   140                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee       Since 2006         120                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President
- Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------ -------------- --------------------- ------------------------- --------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------ -------------- --------------------- ------------------------- --------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and      Trustee since      139                        None
One Franklin Parkway             Chairman of      1991 and
San Mateo, CA 94403-1906         the Board        Chairman of the
                                                  Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee,         Trustee since      55                         None
One Franklin Parkway             President and    1991 and
San Mateo, CA 94403-1906         Chief            President and
                                 Executive        Chief Executive
                                 Officer          Officer -
                                 - Investment     Investment
                                 Management       Management
                                                  since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief            Chief Compliance   Not Applicable             Not Applicable
One Franklin Parkway             Compliance       Officer since
San Mateo, CA 94403-1906         Officer and      2004 and Vice
                                 Vice President   President - AML
                                 - AML            Compliance since
                                 Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer        Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

--------------------------------- ------------------ ----------------- -------------------------------- ----------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION         TIME SERVED           BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
--------------------------------- ------------------ ----------------- -------------------------------- ----------------------------
JIMMY D. GAMBILL (1947)              Senior Vice      Since 2002            Not Applicable                  Not Applicable
500 East Broward Blvd.               President and
Suite 2100                           Chief
Fort Lauderdale, FL 33394-3091       Executive
                                     Officer -
                                     Finance and
                                     Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                 Vice President   Since 2000             Not Applicable                 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)              Vice President   Since 2000             Not Applicable                 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
EDWARD B. JAMIESON (1948)            Vice President   Since 2000             Not Applicable                 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY (1962)       Vice President   Since 2000             Not Applicable                 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

--------------------------------- ----------------------- ------------------  --------------------------- --------------------------
                                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                        LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION              TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------------------- ----------------------- ------------------  --------------------------- --------------------------
KAREN L. SKIDMORE (1952)             Vice President        Since 2006          Not Applicable               Not Applicable
One Franklin Parkway                 and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                 Vice President        Since 2005          Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)               Chief Financial       Since 2004          Not Applicable               Not Applicable
500 East Broward Blvd.               Officer and
Suite 2100                           Chief
Fort Lauderdale, FL 33394-3091       Accounting
                                     Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to April 30, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 39

Franklin Strategic Series

SHAREHOLDER INFORMATION

FRANKLIN U.S. LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust ("Fund(s)"). The Board had previously authorized the reorganization of Franklin U.S. Long-Short Fund into Templeton Global Long-Short Fund and as a result, the existing investment management agreement for the Fund would continue only until such reorganization was effected. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


40 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                        Michigan 7
Arizona                        Minnesota 7
California 8                   Missouri
Colorado                       New Jersey
Connecticut                    New York 8
Florida 8                      North Carolina
Georgia                        Ohio 7
Kentucky                       Oregon
Louisiana                      Pennsylvania
Maryland                       Tennessee
Massachusetts 7                Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9


1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

   [LOGO](R)
FRANKLIN TEMPLETON          One Franklin Parkway
   INVESTMENTS              San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN U.S. LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

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Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

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identified by the presence of a regular beeping tone.

404 A2007 06/07




ANNUAL REPORT
FRANKLIN BLUE CHIP FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Blue Chip Fund seeks long-term capital appreciation by investing substantially in equity securities of blue chip companies located in the U.S. For purposes of the Fund's investments, blue chip companies are well-established companies with strong financial records relative to other companies in their respective industries.
--------------------------------------------------------------------------------

This annual report for Franklin Blue Chip Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Blue Chip Fund - Class A posted a +12.28% cumulative total return for the year under review. The Fund underperformed its broad and narrow benchmarks, the Standard & Poor's 500 Index (S&P 500) and S&P 100 Index, which posted total returns of +15.23% and +14.22% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page X.

[SIDEBAR: SHADED BOX]
--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2007, the U.S. economy advanced at a moderate pace. Although gross domestic product (GDP) grew 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. The economy slowed somewhat toward period-end, and GDP grew an estimated annualized 1.3% in first quarter 2007.

The unemployment rate decreased from 4.7% to 4.5%, though overall job growth slowed in the face of rising labor costs. 2 In the latter half of the reporting period, jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned toward period-end, and large purchases, including those for vehicles and homes, dropped substantially. After a welcome drop in energy costs during the latter half of 2006, elevated gasoline prices returned in first quarter 2007 as oil hit a six-month high in response to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 3

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. The Fed raised the federal funds target rate from 4.75% at the beginning of the period to 5.25% in June 2006, where it remained for the rest of the reporting period. In March, the Fed indicated a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the year under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +17.58%, and the broader S&P 500 returned +15.23%, while the technology-heavy NASDAQ Composite Index returned +9.51%. 4 Utilities, telecommunications and health care stocks performed particularly well.

INVESTMENT STRATEGY

Our investment process begins with company-specific research to identify the best investment opportunities for long-term growth. We examine high-quality companies and focus on those we believe have a sustainable competitive advantage, a strong financial record and a market capitalization of more than $1 billion. Our team of equity analysts looks for businesses with strong brands, experienced management teams, substantial research and development budgets, large and growing market shares, solid balance sheets, consistent earnings growth and sustainable competitive advantages. Finally, we assess industries and sectors that we believe offer attractive secular trends or favorable risk-reward profiles before determining final investment weightings or decisions.

MANAGER'S DISCUSSION

Among the most significant contributors to the Fund's performance relative to the S&P 500 for the year under review were agribusiness and food company
Bunge 5 , precision instrument manufacturer Mettler-Toledo International 5 , and New Jersey's electric utility Public Service Enterprise Group.

From a sector perspective, our investments in the process industries sector, driven by stock selection, were the largest contributors to relative performance for the reporting period. Major contributors included Bunge 5 , and The Scotts Miracle-Gro Co. 5 , the world's largest maker and marketer of horticultural and turf products and owner of upscale garden retailer Smith & Hawken.

Stock selection in the utilities sector, specifically among electric utilities, helped relative Fund performance. In addition to Public Service Enterprise Group, electric utilities Entergy and Exelon were key contributors. Entergy distributes electricity to Arkansas, Louisiana, Mississippi and Texas, whereas Exelon serves northern Illinois and southeastern Pennsylvania.

Stock selection in the producer manufacturing sector also positively affected relative performance. Our positions in Mettler-Toledo International 5 and General Electric underpinned sector performance.

[SIDEBAR: BAR CHART]
--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 4/30/07

Finance                                                   15.9%
Electronic Technology*                                    14.0%
Health Technology*                                        10.9%
Energy Minerals                                           9.7%
Producer Manufacturing                                    7.3%
Transportation                                            6.1%
Retail Trade                                              4.5%
Communications                                            4.4%
Technology Services*                                      4.2%
Consumer Non-Durables                                     4.0%
Utilities                                                 4.0%
Consumer Services                                         3.4%
Industrial Services                                       2.4%
Other                                                     7.0%
Short-Term Investments & Other Net Assets                 2.2%
--------------------------------------------------------------------------------

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

By contrast, stock selection in the energy minerals sector hurt relative performance for the year under review. Stock selection in the integrated oil industry and in particular our holding in BP 5 negatively impacted the Fund's returns. Another major detractor within the sector was Peabody Energy, the world's largest coal producer.

In the communications sector, an underweighted allocation and our stock selection dampened the Fund's relative performance. Our position in AT&T was a notable detractor. In the transportation sector, Southwest Airlines and FedEx produced disappointing results. Another significant detractor from relative performance was consumer durables sector position D.R. Horton, one of the country's top homebuilders, which suffered declines this period.

[SIDEBAR: TABLE]
--------------------------------------------------------------------------------
TOP 10 HOLDINGS
4/30/07

COMPANY                                                   % OF TOTAL
SECTOR/INDUSTRY                                           NET ASSETS
--------------------------------------------------------------------
ExxonMobil Corp.                                          2.7%
ENERGY MINERALS
Johnson & Johnson                                         2.7%
HEALTH TECHNOLOGY
Cisco Systems Inc.                                        2.5%
ELECTRONIC TECHNOLOGY
Mettler-Toledo International Inc. (Switzerland)           2.4%
PRODUCER MANUFACTURING
Microsoft Corp.                                           2.3%
TECHNOLOGY SERVICES
Bank of America Corp.                                     2.2%
FINANCE
Peabody Energy Corp.                                      2.2%
ENERGY MINERALS
Pfizer Inc.                                               2.2%
HEALTH TECHNOLOGY
QUALCOMM Inc.                                             2.1%
ELECTRONIC TECHNOLOGY
American Tower Corp., A                                   2.1%
COMMUNICATIONS
--------------------------------------------------------------------------------

We continued to maintain our disciplined investment strategy of building a broadly diversified portfolio of blue chip companies -- companies that are currently market leaders in their industries, or companies that we believe have the potential to become market leaders in their industries.


[Insert photo / signature]
Alyssa C. Rieder, CFA
Portfolio Manager
Franklin Blue Chip Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[FOOTNOTES]

      1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 100 is market capitalization weighted and measures performance of 100 large-cap companies in the S&P 500. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

      2.    Source: Bureau of Labor Statistics.

      3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

      4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

      5.    Not part of the S&P 500.

PERFORMANCE SUMMARY AS OF 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKBCX)          CHANGE        4/30/07       4/30/06
--------------------------------------------------------------------
Net Asset Value (NAV)            +$1.80         $17.48        $15.68

DISTRIBUTIONS (5/1/06-4/30/07)
Dividend Income                 $0.1206

CLASS B (SYMBOL: FKBBX)          CHANGE        4/30/07       4/30/06
--------------------------------------------------------------------
Net Asset Value (NAV)            +$1.74         $16.90        $15.16

DISTRIBUTIONS (5/1/06-4/30/07)
Dividend Income                 $0.0007

CLASS C (SYMBOL: FBCCX)          CHANGE        4/30/07       4/30/06
--------------------------------------------------------------------
Net Asset Value (NAV)            +$1.73         $16.94        $15.21

DISTRIBUTIONS (5/1/06-4/30/07)
Dividend Income                 $0.0052

CLASS R (SYMBOL: FBCRX)          CHANGE       4/30/07        4/30/06
--------------------------------------------------------------------
Net Asset Value (NAV)            +$1.79        $17.39         $15.60

DISTRIBUTIONS (5/1/06-4/30/07)
Dividend Income                 $0.0787

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                1-YEAR            5-YEAR     10-YEAR
-----------------------------------------------------------------------------
Cumulative Total Return 2             +12.28%           +36.08%     +78.11%
Average Annual Total Return 3          +5.80%            +5.10%      +5.32%
Value of $10,000 Investment 4         $10,580           $12,822     $16,790
Avg. Ann. Total Return (3/31/07) 5     +2.13%            +2.81%      +5.07%
Total Annual Operating Expenses 6
                 Without Waiver                  1.35%
                 With Waiver                     0.99%

                                                                   INCEPTION
CLASS B                                1-YEAR            5-YEAR    (2/1/00)
-----------------------------------------------------------------------------
Cumulative Total Return 2             +11.48%           +31.39%     +6.48%
Average Annual Total Return 3          +7.48%            +5.29%     +0.87%
Value of $10,000 Investment 4         $10,748           $12,939    $10,648
Avg. Ann. Total Return (3/31/07) 5     +3.56%            +2.97%     +0.19%
Total Annual Operating Expenses 6
                 Without Waiver                  2.10%
                 With Waiver                     1.74%

                                                                    INCEPTION
CLASS C                                1-YEAR            5-YEAR     (2/1/00)
-----------------------------------------------------------------------------
Cumulative Total Return 2             +11.41%           +31.36%     +6.79%
Average Annual Total Return 3         +10.41%            +5.61%     +0.91%
Value of $10,000 Investment 4         $11,041           $13,136     $10,679
Avg. Ann. Total Return (3/31/07) 5     +6.50%            +3.33%     +0.23%
Total Annual Operating Expenses 6
                 Without Waiver                  2.10%
                 With Waiver                     1.74%

                                                                    INCEPTION
CLASS R                                1-YEAR           5-YEAR      (1/1/02)
-----------------------------------------------------------------------------
Cumulative Total Return 2             +12.00%           +34.74%     +27.79%
Average Annual Total Return 3         +12.00%            +6.15%     +4.71%
Value of $10,000 Investment 4         $11,200           $13,474     $12,779
Avg. Ann. Total Return (3/31/07) 5     +8.04%            +3.84%     +3.80%
Total Annual Operating Expenses 6
                 Without Waiver                  1.61%
                 With Waiver                     1.25%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE FUND'S MANAGER AND ADMINISTRATOR HAVE AGREED IN ADVANCE TO VOLUNTARILY WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. THE FUND'S MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME.

                                  TOTAL RETURN INDEX COMPARISON
                                  FOR HYPOTHETICAL $10,000 INVESTMENT 1

                                  Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

                                  CLASS A (5/1/97-4/30/07)
CLASS A             4/30/07
---------------------------
1-Year               +5.80%       ---------------------------------------------------------
5-Year               +5.10%       Index graph here
10-Year              +5.32%
                                  ---------------------------------------------------------
                                  Franklin Blue Chip Fund       S&P 500 7        S&P 100 7

AVERAGE ANNUAL TOTAL RETURN

CLASS B             4/30/07       CLASS B (2/1/00-4/30/07)
---------------------------
1-Year               +7.48%
5-Year               +5.29%       ---------------------------------------------------------
Since Inception                   Index graph here
(2/1/00)             +0.87%
                                  ---------------------------------------------------------
                                  Franklin Blue Chip Fund       S&P 500 7        S&P 100 7

CLASS C (2/1/00-4/30/07)                            AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------  CLASS C             4/30/07
Index graph here                                    ---------------------------
                                                    1-Year              +10.41%
--------------------------------------------------  5-Year               +5.61%
Franklin Blue Chip Fund     S&P 500 7    S&P 100 7  Since Inception
                                                    (2/1/00)            +0.91%

                                                    AVERAGE ANNUAL TOTAL RETURN

CLASS R (1/1/02-4/30/07)                            CLASS R             4/30/07
                                                    ---------------------------
--------------------------------------------------  1-Year             +12.00%
Index graph here                                    5-Year              +6.15%
                                                    Since Inception
--------------------------------------------------  (1/1/02)            +4.71%
Franklin Blue Chip Fund     S&P 500 7    S&P 100 7

Franklin Blue Chip Fund
Annual Report
April 30, 2007

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)
The following line graph compares the performance of Franklin Blue Chip Fund - Class A to that of the S&P 500(7) and S&P 100(7) based on a $10,000 investment from 5/1/07 to 4/30/07.

                FRANKLIN BLUE CHIP    S&P 500      S&P 100
    DATE          FUND - CLASS A       INDEX        INDEX
----------------------------------------------------------
   5/1/1997          $  9,427        $ 10,000     $ 10,000
  5/31/1997          $ 10,052        $ 10,608     $ 10,543
  6/30/1997          $ 10,408        $ 11,083     $ 10,997
  7/31/1997          $ 10,834        $ 11,965     $ 11,890
  8/31/1997          $  9,974        $ 11,295     $ 11,128
  9/30/1997          $ 10,408        $ 11,913     $ 11,721
 10/31/1997          $  9,566        $ 11,516     $ 11,213
 11/30/1997          $  9,661        $ 12,048     $ 11,807
 12/31/1997          $  9,802        $ 12,255     $ 11,848
  1/31/1998          $  9,899        $ 12,391     $ 12,083
  2/28/1998          $ 10,489        $ 13,284     $ 12,957
  3/31/1998          $ 10,779        $ 13,963     $ 13,673
  4/30/1998          $ 10,973        $ 14,104     $ 13,879
  5/31/1998          $ 10,718        $ 13,862     $ 13,706
  6/30/1998          $ 10,955        $ 14,424     $ 14,385
  7/31/1998          $ 10,947        $ 14,271     $ 14,305
  8/31/1998          $  9,379        $ 12,210     $ 12,243
  9/30/1998          $  9,767        $ 12,992     $ 12,840
 10/31/1998          $ 10,674        $ 14,048     $ 13,993
 11/30/1998          $ 11,246        $ 14,899     $ 15,062
 12/31/1998          $ 11,589        $ 15,757     $ 15,783
  1/31/1999          $ 11,961        $ 16,416     $ 16,745
  2/28/1999          $ 11,837        $ 15,906     $ 16,188
  3/31/1999          $ 12,359        $ 16,542     $ 16,949
  4/30/1999          $ 12,748        $ 17,183     $ 17,721
  5/31/1999          $ 12,377        $ 16,777     $ 17,293
  6/30/1999          $ 13,102        $ 17,708     $ 18,515
  7/31/1999          $ 12,978        $ 17,156     $ 17,973
  8/31/1999          $ 13,129        $ 17,071     $ 18,227
  9/30/1999          $ 12,934        $ 16,603     $ 17,726
 10/31/1999          $ 13,704        $ 17,654     $ 18,914
 11/30/1999          $ 14,279        $ 18,012     $ 19,509
 12/31/1999          $ 15,602        $ 19,073     $ 20,958
  1/31/2000          $ 14,991        $ 18,114     $ 19,947
  2/29/2000          $ 15,310        $ 17,772     $ 19,555

                FRANKLIN BLUE CHIP    S&P 500      S&P 100
    DATE          FUND - CLASS A       INDEX        INDEX
----------------------------------------------------------
  3/31/2000          $ 16,696        $ 19,509     $ 21,601
  4/30/2000          $ 16,313        $ 18,923     $ 20,721
  5/31/2000          $ 15,957        $ 18,535     $ 20,218
  6/30/2000          $ 16,267        $ 18,992     $ 20,991
  7/31/2000          $ 16,030        $ 18,696     $ 20,801
  8/31/2000          $ 17,106        $ 19,856     $ 22,018
  9/30/2000          $ 16,623        $ 18,808     $ 20,232
 10/31/2000          $ 16,276        $ 18,729     $ 20,006
 11/30/2000          $ 14,718        $ 17,253     $ 18,602
 12/31/2000          $ 14,919        $ 17,338     $ 18,327
  1/31/2001          $ 15,401        $ 17,952     $ 19,109
  2/28/2001          $ 14,030        $ 16,317     $ 17,140
  3/31/2001          $ 12,962        $ 15,284     $ 15,840
  4/30/2001          $ 13,992        $ 16,470     $ 17,294
  5/31/2001          $ 14,182        $ 16,581     $ 17,339
  6/30/2001          $ 13,766        $ 16,177     $ 16,966
  7/31/2001          $ 13,595        $ 16,018     $ 16,717
  8/31/2001          $ 12,688        $ 15,016     $ 15,539
  9/30/2001          $ 11,563        $ 13,804     $ 14,360
 10/31/2001          $ 11,742        $ 14,067     $ 14,680
 11/30/2001          $ 12,754        $ 15,146     $ 15,789
 12/31/2001          $ 12,971        $ 15,279     $ 15,797
  1/31/2002          $ 12,697        $ 15,056     $ 15,521
  2/28/2002          $ 12,489        $ 14,765     $ 15,245
  3/31/2002          $ 13,104        $ 15,321     $ 15,677
  4/30/2002          $ 12,338        $ 14,392     $ 14,455
  5/31/2002          $ 12,225        $ 14,287     $ 14,390
  6/30/2002          $ 11,279        $ 13,269     $ 13,348
  7/31/2002          $ 10,286        $ 12,235     $ 12,511
  8/31/2002          $ 10,438        $ 12,315     $ 12,584
  9/30/2002          $  9,445        $ 10,978     $ 11,141
 10/31/2002          $ 10,078        $ 11,944     $ 12,362
 11/30/2002          $ 10,712        $ 12,646     $ 13,139
 12/31/2002          $ 10,050        $ 11,903     $ 12,228
  1/31/2003          $  9,814        $ 11,592     $ 11,910
  2/28/2003          $  9,729        $ 11,418     $ 11,735
  3/31/2003          $  9,785        $ 11,528     $ 11,856
  4/30/2003          $ 10,561        $ 12,478     $ 12,876
  5/31/2003          $ 11,156        $ 13,134     $ 13,389
  6/30/2003          $ 11,241        $ 13,302     $ 13,610
  7/31/2003          $ 11,364        $ 13,537     $ 13,877
  8/31/2003          $ 11,648        $ 13,800     $ 14,012
  9/30/2003          $ 11,582        $ 13,654     $ 13,900
 10/31/2003          $ 12,139        $ 14,426     $ 14,524
 11/30/2003          $ 12,262        $ 14,553     $ 14,569
 12/31/2003          $ 12,773        $ 15,316     $ 15,438
  1/31/2004          $ 13,038        $ 15,597     $ 15,723
  2/29/2004          $ 13,264        $ 15,813     $ 15,870
  3/31/2004          $ 13,104        $ 15,575     $ 15,515
  4/30/2004          $ 12,886        $ 15,331     $ 15,245

                FRANKLIN BLUE CHIP    S&P 500      S&P 100
    DATE          FUND - CLASS A       INDEX        INDEX
----------------------------------------------------------
  5/31/2004          $ 12,981        $ 15,541     $ 15,390
  6/30/2004          $ 13,132        $ 15,843     $ 15,664
  7/31/2004          $ 12,688        $ 15,318     $ 15,226
  8/31/2004          $ 12,726        $ 15,380     $ 15,285
  9/30/2004          $ 12,848        $ 15,546     $ 15,200
 10/31/2004          $ 12,858        $ 15,784     $ 15,385
 11/30/2004          $ 13,406        $ 16,422     $ 15,894
 12/31/2004          $ 13,850        $ 16,981     $ 16,431
  1/31/2005          $ 13,529        $ 16,567     $ 16,150
  2/28/2005          $ 13,737        $ 16,916     $ 16,463
  3/31/2005          $ 13,481        $ 16,616     $ 16,129
  4/30/2005          $ 13,197        $ 16,301     $ 15,889
  5/31/2005          $ 13,651        $ 16,820     $ 16,262
  6/30/2005          $ 13,737        $ 16,844     $ 16,103
  7/31/2005          $ 14,200        $ 17,470     $ 16,544
  8/31/2005          $ 14,011        $ 17,311     $ 16,349
  9/30/2005          $ 13,992        $ 17,451     $ 16,436
 10/31/2005          $ 13,869        $ 17,160     $ 16,164
 11/30/2005          $ 14,437        $ 17,808     $ 16,734
 12/31/2005          $ 14,382        $ 17,814     $ 16,623
  1/31/2006          $ 14,601        $ 18,286     $ 16,897
  2/28/2006          $ 14,611        $ 18,335     $ 17,007
  3/31/2006          $ 14,744        $ 18,564     $ 17,234
  4/30/2006          $ 14,954        $ 18,813     $ 17,500
  5/31/2006          $ 14,525        $ 18,272     $ 17,116
  6/30/2006          $ 14,325        $ 18,296     $ 17,089
  7/31/2006          $ 14,344        $ 18,409     $ 17,380
  8/31/2006          $ 14,640        $ 18,846     $ 17,830
  9/30/2006          $ 14,888        $ 19,332     $ 18,384
 10/31/2006          $ 15,364        $ 19,961     $ 19,014
 11/30/2006          $ 15,937        $ 20,340     $ 19,345
 12/31/2006          $ 16,051        $ 20,626     $ 19,693
  1/31/2007          $ 16,214        $ 20,937     $ 19,907
  2/28/2007          $ 15,859        $ 20,529     $ 19,279
  3/31/2007          $ 15,974        $ 20,758     $ 19,484
  4/30/2007          $ 16,790        $ 21,677     $ 20,429

Total Returns           67.90%         116.77%      104.29%

GRAPHIC MATERIAL (2)
The following line graph compares the performance of Franklin Blue Chip Fund - Class B to that of the S&P 500(7) and S&P 100(7) based on a $10,000 investment from 2/1/00 to 4/30/07.

                  FRANKLIN BLUE
                CHIP FUND - CLASS     S&P 500       S&P 100
    DATE                B              INDEX         INDEX
------------------------------------------------------------
   2/1/2000         $ 10,000         $ 10,000      $ 10,000
  2/29/2000         $ 10,207         $  9,811      $  9,804
  3/31/2000         $ 11,119         $ 10,770      $ 10,829
  4/30/2000         $ 10,863         $ 10,446      $ 10,388
  5/31/2000         $ 10,614         $ 10,232      $ 10,136
  6/30/2000         $ 10,815         $ 10,485      $ 10,523
  7/31/2000         $ 10,650         $ 10,321      $ 10,428
  8/31/2000         $ 11,356         $ 10,962      $ 11,038
  9/30/2000         $ 11,033         $ 10,383      $ 10,143
 10/31/2000         $ 10,796         $ 10,339      $ 10,030
 11/30/2000         $  9,757         $  9,524      $  9,326
 12/31/2000         $  9,887         $  9,571      $  9,188
  1/31/2001         $ 10,195         $  9,911      $  9,580
  2/28/2001         $  9,282         $  9,008      $  8,592
  3/31/2001         $  8,571         $  8,437      $  7,941
  4/30/2001         $  9,251         $  9,092      $  8,670
  5/31/2001         $  9,370         $  9,153      $  8,693
  6/30/2001         $  9,087         $  8,931      $  8,505
  7/31/2001         $  8,974         $  8,843      $  8,380
  8/31/2001         $  8,369         $  8,290      $  7,790
  9/30/2001         $  7,620         $  7,620      $  7,199
 10/31/2001         $  7,733         $  7,766      $  7,359
 11/30/2001         $  8,401         $  8,361      $  7,916
 12/31/2001         $  8,539         $  8,435      $  7,919
  1/31/2002         $  8,350         $  8,312      $  7,781
  2/28/2002         $  8,205         $  8,151      $  7,643
  3/31/2002         $  8,608         $  8,458      $  7,859
  4/30/2002         $  8,105         $  7,945      $  7,247
  5/31/2002         $  8,023         $  7,887      $  7,214
  6/30/2002         $  7,399         $  7,325      $  6,692
  7/31/2002         $  6,744         $  6,754      $  6,272
  8/31/2002         $  6,839         $  6,799      $  6,308
  9/30/2002         $  6,184         $  6,060      $  5,585
 10/31/2002         $  6,600         $  6,593      $  6,197
 11/30/2002         $  7,009         $  6,981      $  6,587
 12/31/2002         $  6,568         $  6,571      $  6,130
  1/31/2003         $  6,417         $  6,399      $  5,971
  2/28/2003         $  6,354         $  6,303      $  5,883
  3/31/2003         $  6,385         $  6,364      $  5,944
  4/30/2003         $  6,889         $  6,888      $  6,455
  5/31/2003         $  7,273         $  7,251      $  6,712
  6/30/2003         $  7,324         $  7,343      $  6,823
  7/31/2003         $  7,399         $  7,473      $  6,957

                  FRANKLIN BLUE
    DATE                B              INDEX         INDEX
-----------------------------------------------------------
  8/31/2003         $  7,582         $  7,618      $  7,024
  9/30/2003         $  7,538         $  7,538      $  6,969
 10/31/2003         $  7,897         $  7,964      $  7,281
 11/30/2003         $  7,972         $  8,034      $  7,304
 12/31/2003         $  8,294         $  8,455      $  7,739
  1/31/2004         $  8,457         $  8,610      $  7,883
  2/29/2004         $  8,602         $  8,730      $  7,956
  3/31/2004         $  8,495         $  8,598      $  7,778
  4/30/2004         $  8,350         $  8,463      $  7,643
  5/31/2004         $  8,407         $  8,579      $  7,715
  6/30/2004         $  8,501         $  8,746      $  7,853
  7/31/2004         $  8,205         $  8,456      $  7,633
  8/31/2004         $  8,231         $  8,490      $  7,663
  9/30/2004         $  8,306         $  8,582      $  7,620
 10/31/2004         $  8,300         $  8,713      $  7,713
 11/30/2004         $  8,653         $  9,066      $  7,968
 12/31/2004         $  8,936         $  9,374      $  8,237
  1/31/2005         $  8,722         $  9,146      $  8,096
  2/28/2005         $  8,848         $  9,338      $  8,253
  3/31/2005         $  8,684         $  9,173      $  8,086
  4/30/2005         $  8,495         $  8,999      $  7,965
  5/31/2005         $  8,778         $  9,285      $  8,152
  6/30/2005         $  8,829         $  9,298      $  8,073
  7/31/2005         $  9,125         $  9,644      $  8,294
  8/31/2005         $  8,993         $  9,556      $  8,196
  9/30/2005         $  8,974         $  9,634      $  8,240
 10/31/2005         $  8,892         $  9,473      $  8,103
 11/30/2005         $  9,251         $  9,831      $  8,389
 12/31/2005         $  9,205         $  9,834      $  8,334
  1/31/2006         $  9,344         $ 10,095      $  8,471
  2/28/2006         $  9,344         $ 10,122      $  8,526
  3/31/2006         $  9,426         $ 10,248      $  8,640
  4/30/2006         $  9,552         $ 10,385      $  8,773
  5/31/2006         $  9,274         $ 10,087      $  8,581
  6/30/2006         $  9,136         $ 10,100      $  8,567
  7/31/2006         $  9,142         $ 10,163      $  8,713
  8/31/2006         $  9,325         $ 10,404      $  8,938
  9/30/2006         $  9,483         $ 10,672      $  9,217
 10/31/2006         $  9,779         $ 11,020      $  9,532
 11/30/2006         $ 10,138         $ 11,229      $  9,698
 12/31/2006         $ 10,208         $ 11,386      $  9,872
  1/31/2007         $ 10,302         $ 11,558      $  9,980
  2/28/2007         $ 10,069         $ 11,333      $  9,665
  3/31/2007         $ 10,138         $ 11,459      $  9,768
  4/30/2007         $ 10,648         $ 11,967      $ 10,242

   Total
  Returns               6.48%           19.67%         2.42%

GRAPHIC MATERIAL (3)
The following line graph compares the performance of Franklin Blue Chip Fund - Class C to that of the S&P 500(7) and S&P 100(7) based on a $10,000 investment from 2/1/00 to 4/30/07.

                FRANKLIN BLUE
                 CHIP FUND -
     DATE          CLASS C      S&P 500 INDEX    S&P 100 INDEX
--------------------------------------------------------------
   2/1/2000       $ 10,000        $ 10,000         $ 10,000
  2/29/2000       $ 10,207        $  9,811         $  9,804
  3/31/2000       $ 11,125        $ 10,770         $ 10,829
  4/30/2000       $ 10,888        $ 10,446         $ 10,388
  5/31/2000       $ 10,644        $ 10,232         $ 10,136
  6/30/2000       $ 10,845        $ 10,485         $ 10,523
  7/31/2000       $ 10,681        $ 10,321         $ 10,428
  8/31/2000       $ 11,392        $ 10,962         $ 11,038
  9/30/2000       $ 11,070        $ 10,383         $ 10,143
 10/31/2000       $ 10,833        $ 10,339         $ 10,030
 11/30/2000       $  9,781        $  9,524         $  9,326
 12/31/2000       $  9,918        $  9,571         $  9,188
  1/31/2001       $ 10,227        $  9,911         $  9,580
  2/28/2001       $  9,314        $  9,008         $  8,592
  3/31/2001       $  8,596        $  8,437         $  7,941
  4/30/2001       $  9,282        $  9,092         $  8,670
  5/31/2001       $  9,402        $  9,153         $  8,693
  6/30/2001       $  9,119        $  8,931         $  8,505
  7/31/2001       $  8,999        $  8,843         $  8,380
  8/31/2001       $  8,401        $  8,290         $  7,790
  9/30/2001       $  7,645        $  7,620         $  7,199
 10/31/2001       $  7,758        $  7,766         $  7,359
 11/30/2001       $  8,426        $  8,361         $  7,916
 12/31/2001       $  8,565        $  8,435         $  7,919
  1/31/2002       $  8,376        $  8,312         $  7,781
  2/28/2002       $  8,237        $  8,151         $  7,643
  3/31/2002       $  8,634        $  8,458         $  7,859
  4/30/2002       $  8,130        $  7,945         $  7,247
  5/31/2002       $  8,048        $  7,887         $  7,214
  6/30/2002       $  7,425        $  7,325         $  6,692
  7/31/2002       $  6,763        $  6,754         $  6,272
  8/31/2002       $  6,858        $  6,799         $  6,308
  9/30/2002       $  6,203        $  6,060         $  5,585
 10/31/2002       $  6,619        $  6,593         $  6,197
 11/30/2002       $  7,028        $  6,981         $  6,587
 12/31/2002       $  6,587        $  6,571         $  6,130
  1/31/2003       $  6,436        $  6,399         $  5,971
  2/28/2003       $  6,373        $  6,303         $  5,883
  3/31/2003       $  6,411        $  6,364         $  5,944
  4/30/2003       $  6,915        $  6,888         $  6,455
  5/31/2003       $  7,299        $  7,251         $  6,712
  6/30/2003       $  7,349        $  7,343         $  6,823

                FRANKLIN BLUE
                 CHIP FUND -
     DATE          CLASS C      S&P 500 INDEX    S&P 100 INDEX
---------------------------------------------------------------
  7/31/2003       $  7,425        $  7,473         $  6,957
  8/31/2003       $  7,607        $  7,618         $  7,024
  9/30/2003       $  7,563        $  7,538         $  6,969
 10/31/2003       $  7,922        $  7,964         $  7,281
 11/30/2003       $  7,998        $  8,034         $  7,304
 12/31/2003       $  8,319        $  8,455         $  7,739
  1/31/2004       $  8,489        $  8,610         $  7,883
  2/29/2004       $  8,627        $  8,730         $  7,956
  3/31/2004       $  8,527        $  8,598         $  7,778
  4/30/2004       $  8,376        $  8,463         $  7,643
  5/31/2004       $  8,432        $  8,579         $  7,715
  6/30/2004       $  8,527        $  8,746         $  7,853
  7/31/2004       $  8,231        $  8,456         $  7,633
  8/31/2004       $  8,256        $  8,490         $  7,663
  9/30/2004       $  8,332        $  8,582         $  7,620
 10/31/2004       $  8,325        $  8,713         $  7,713
 11/30/2004       $  8,678        $  9,066         $  7,968
 12/31/2004       $  8,961        $  9,374         $  8,237
  1/31/2005       $  8,753        $  9,146         $  8,096
  2/28/2005       $  8,873        $  9,338         $  8,253
  3/31/2005       $  8,709        $  9,173         $  8,086
  4/30/2005       $  8,520        $  8,999         $  7,965
  5/31/2005       $  8,804        $  9,285         $  8,152
  6/30/2005       $  8,854        $  9,298         $  8,073
  7/31/2005       $  9,150        $  9,644         $  8,294
  8/31/2005       $  9,018        $  9,556         $  8,196
  9/30/2005       $  9,005        $  9,634         $  8,240
 10/31/2005       $  8,917        $  9,473         $  8,103
 11/30/2005       $  9,276        $  9,831         $  8,389
 12/31/2005       $  9,233        $  9,834         $  8,334
  1/31/2006       $  9,371        $ 10,095         $  8,471
  2/28/2006       $  9,378        $ 10,122         $  8,526
  3/31/2006       $  9,459        $ 10,248         $  8,640
  4/30/2006       $  9,586        $ 10,385         $  8,773
  5/31/2006       $  9,302        $ 10,087         $  8,581
  6/30/2006       $  9,164        $ 10,100         $  8,567
  7/31/2006       $  9,170        $ 10,163         $  8,713
  8/31/2006       $  9,359        $ 10,404         $  8,938
  9/30/2006       $  9,517        $ 10,672         $  9,217
 10/31/2006       $  9,813        $ 11,020         $  9,532
 11/30/2006       $ 10,172        $ 11,229         $  9,698
 12/31/2006       $ 10,238        $ 11,386         $  9,872
  1/31/2007       $ 10,333        $ 11,558         $  9,980
  2/28/2007       $ 10,100        $ 11,333         $  9,665
  3/31/2007       $ 10,169        $ 11,459         $  9,768
  4/30/2007       $ 10,679        $ 11,967         $ 10,242

Total Returns         6.79%          19.67%            2.42%

GRAPHIC MATERIAL (4)
The following line graph compares the performance of Franklin Blue Chip Fund - Class R to that of the S&P 500(7) and S&P 100(7) based on a $10,000 investment from 1/1/02 to 4/30/07.

                FRANKLIN BLUE
                 CHIP FUND -     S&P 500     S&P 100
     DATE          CLASS R        INDEX       INDEX
-------------------------------------------------------
   1/1/2002       $ 10,000      $ 10,000    $ 10,000
  1/31/2002       $  9,767      $  9,854    $  9,826
  2/28/2002       $  9,606      $  9,664    $  9,651
  3/31/2002       $ 10,072      $ 10,028    $  9,924
  4/30/2002       $  9,483      $  9,420    $  9,151
  5/31/2002       $  9,396      $  9,351    $  9,109
  6/30/2002       $  8,668      $  8,685    $  8,450
  7/31/2002       $  7,905      $  8,008    $  7,920
  8/31/2002       $  8,021      $  8,061    $  7,966
  9/30/2002       $  7,258      $  7,185    $  7,053
 10/31/2002       $  7,745      $  7,817    $  7,825
 11/30/2002       $  8,232      $  8,277    $  8,318
 12/31/2002       $  7,716      $  7,791    $  7,741
  1/31/2003       $  7,541      $  7,587    $  7,539
  2/28/2003       $  7,476      $  7,473    $  7,429
  3/31/2003       $  7,512      $  7,545    $  7,505
  4/30/2003       $  8,109      $  8,167    $  8,151
  5/31/2003       $  8,567      $  8,596    $  8,476
  6/30/2003       $  8,625      $  8,706    $  8,616
  7/31/2003       $  8,719      $  8,860    $  8,785
  8/31/2003       $  8,938      $  9,032    $  8,870
  9/30/2003       $  8,887      $  8,937    $  8,800
 10/31/2003       $  9,316      $  9,442    $  9,194
 11/30/2003       $  9,410      $  9,525    $  9,223
 12/31/2003       $  9,796      $ 10,024    $  9,773
  1/31/2004       $  9,991      $ 10,208    $  9,954
  2/29/2004       $ 10,166      $ 10,350    $ 10,047
  3/31/2004       $ 10,043      $ 10,194    $  9,822
  4/30/2004       $  9,876      $ 10,034    $  9,651
  5/31/2004       $  9,941      $ 10,171    $  9,743
  6/30/2004       $ 10,057      $ 10,369    $  9,916
  7/31/2004       $  9,716      $ 10,026    $  9,639
  8/31/2004       $  9,745      $ 10,066    $  9,676
  9/30/2004       $  9,839      $ 10,175    $  9,622
 10/31/2004       $  9,839      $ 10,331    $  9,740
 11/30/2004       $ 10,261      $ 10,749    $ 10,062
 12/31/2004       $ 10,603      $ 11,114    $ 10,402
  1/31/2005       $ 10,356      $ 10,843    $ 10,223
  2/28/2005       $ 10,508      $ 11,071    $ 10,422
  3/31/2005       $ 10,312      $ 10,876    $ 10,210
  4/30/2005       $ 10,094      $ 10,669    $ 10,058
  5/31/2005       $ 10,435      $ 11,009    $ 10,294
  6/30/2005       $ 10,501      $ 11,024    $ 10,194

                FRANKLIN BLUE
                 CHIP FUND -     S&P 500     S&P 100
     DATE          CLASS R        INDEX       INDEX
-------------------------------------------------------
  7/31/2005       $ 10,858      $ 11,434    $ 10,473
  8/31/2005       $ 10,705      $ 11,330    $ 10,350
  9/30/2005       $ 10,690      $ 11,422    $ 10,405
 10/31/2005       $ 10,595      $ 11,231    $ 10,232
 11/30/2005       $ 11,024      $ 11,655    $ 10,594
 12/31/2005       $ 10,977      $ 11,660    $ 10,523
  1/31/2006       $ 11,146      $ 11,968    $ 10,697
  2/28/2006       $ 11,153      $ 12,001    $ 10,766
  3/31/2006       $ 11,256      $ 12,150    $ 10,910
  4/30/2006       $ 11,409      $ 12,313    $ 11,079
  5/31/2006       $ 11,080      $ 11,959    $ 10,835
  6/30/2006       $ 10,918      $ 11,975    $ 10,818
  7/31/2006       $ 10,933      $ 12,049    $ 11,003
  8/31/2006       $ 11,160      $ 12,335    $ 11,287
  9/30/2006       $ 11,350      $ 12,653    $ 11,638
 10/31/2006       $ 11,709      $ 13,065    $ 12,037
 11/30/2006       $ 12,148      $ 13,313    $ 12,246
 12/31/2006       $ 12,226      $ 13,500    $ 12,466
  1/31/2007       $ 12,351      $ 13,704    $ 12,602
  2/28/2007       $ 12,072      $ 13,436    $ 12,205
  3/31/2007       $ 12,161      $ 13,586    $ 12,334
  4/30/2007       $ 12,779      $ 14,188    $ 12,933

Total Returns        27.79%        41.88%      29.33%


PERFORMANCE SUMMARY (CONTINUED)

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE DRAMATICALLY OVER THE SHORT TERM AS A RESULT OF FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN ONE OF THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

1. The Fund's manager and administrator have agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this agreement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 100 is market capitalization weighted and measures performance of 100 large-cap companies in the S&P 500.

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID DURING
CLASS A                                           11/1/06                   4/30/07          PERIOD* 11/1/06-4/30/07
-----------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                  $1,092.80                  $5.09
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                  $1,019.93                  $4.91
-----------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                  $1,089.00                  $9.01
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                  $1,016.17                  $8.70
-----------------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                  $1,088.30                  $9.01
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                  $1,016.17                  $8.70
-----------------------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                  $1,091.30                  $6.48
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                  $1,018.60                  $6.26
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.98%; B: 1.74%; C: 1.74%; and R: 1.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN BLUE CHIP FUND

                                                                       Year Ended April 30,
CLASS A                                               2007         2006         2005         2004         2003
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                  $  15.68     $  13.95     $  13.63     $  11.17     $  13.05
                                                   -------------------------------------------------------------
Income from investment operations a:
  Net investment income (loss) b                        0.12         0.12         0.07        (0.02)       (0.02)
  Net realized and unrealized gains (losses)            1.80         1.73         0.26         2.48        (1.86)
                                                   -------------------------------------------------------------
Total from investment operations                        1.92         1.85         0.33         2.46        (1.88)
                                                   -------------------------------------------------------------
Less distributions from net investment income          (0.12)       (0.12)       (0.01)          --           --
                                                   -------------------------------------------------------------
Redemption fees                                           -- d         -- d         -- d         --           --
                                                   -------------------------------------------------------------
Net asset value, end of year                        $  17.48     $  15.68     $  13.95     $  13.63     $  11.17
                                                   -------------------------------------------------------------

Total return c                                         12.28%       13.31%        2.41%       22.02%      (14.41)%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates       1.37%        1.34%        1.38%        1.41%        1.51%
Expenses net of waiver and payments by affiliates       1.00% e      0.99% e      1.22% e      1.41%        1.51%
Net investment income (loss)                            0.77%        0.79%        0.48%       (0.12)%      (0.20)%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                     $149,857     $160,511     $156,246     $181,987     $137,174
Portfolio turnover rate                                38.80%       28.80%       28.42%       55.81%       48.47%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                                           Year Ended April 30,
CLASS B                                               2007          2006         2005         2004        2003
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                  $  15.16      $  13.49     $  13.26     $  10.94    $  12.87
                                                   -------------------------------------------------------------
Income from investment operations a:
  Net investment income (loss) b                          -- d        0.01        (0.03)       (0.10)      (0.09)
  Net realized and unrealized gains (losses)            1.74          1.67         0.26         2.42       (1.84)
                                                   -------------------------------------------------------------
Total from investment operations                        1.74          1.68         0.23         2.32       (1.93)
                                                   -------------------------------------------------------------
Less distributions from net investment income             -- d       (0.01)          --           --          --
                                                   -------------------------------------------------------------
Redemption fees                                           -- d          -- d         -- d         --          --
                                                   -------------------------------------------------------------
Net asset value, end of year                        $  16.90      $  15.16     $  13.49     $  13.26    $  10.94
                                                   -------------------------------------------------------------

Total return c                                         11.48%        12.44%        1.73%       21.21%     (15.00)%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates       2.11%         2.09%        2.07%        2.10%       2.15%
Expenses net of waiver and payments by affiliates       1.74% e       1.74% e      1.91% e      2.10%       2.15%
Net investment income (loss)                            0.03%         0.04%       (0.21)%      (0.81)%     (0.84)%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                     $ 18,525      $ 20,688     $ 23,116     $ 24,211    $ 15,182
Portfolio turnover rate                                38.80%        28.80%       28.42%       55.81%      48.47%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.



FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS  (CONTINUED)

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                                          Year Ended April 30,
CLASS C                                               2007          2006          2005          2004         2003
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                  $  15.21      $  13.53      $  13.30      $  10.98     $  12.91
                                                   ----------------------------------------------------------------
Income from investment operations a:
  Net investment income (loss) b                        0.01          0.01         (0.03)        (0.10)       (0.09)
  Net realized and unrealized gains (losses)            1.73          1.68          0.26          2.42        (1.84)
                                                   ----------------------------------------------------------------
Total from investment operations                        1.74          1.69          0.23          2.32        (1.93)
                                                   ----------------------------------------------------------------
Less distributions from net investment income          (0.01)        (0.01)           --            --           --
                                                   ----------------------------------------------------------------
Redemption fees                                           -- d          -- d          -- d          --           --
                                                   ----------------------------------------------------------------
Net asset value, end of year                        $  16.94      $  15.21      $  13.53      $  13.30     $  10.98
                                                   ----------------------------------------------------------------

Total return c                                         11.41%        12.50%         1.73%        21.13%      (14.95)%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates       2.11%         2.09%         2.08%         2.10%        2.16%
Expenses net of waiver and payments by affiliates       1.74% e       1.74% e       1.92% e       2.10%        2.16%
Net investment income (loss)                            0.03%         0.04%        (0.22)%       (0.81)%      (0.85)%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                     $ 31,529      $ 33,687      $ 34,799      $ 39,348     $ 27,270
Portfolio turnover rate                                38.80%        28.80%        28.42%        55.81%       48.47%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN BLUE CHIP FUND (CONTINUED)

                                                                          Year Ended April 30,
CLASS R                                               2007          2006          2005         2004         2003
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                  $  15.60      $  13.88      $  13.58     $  11.15     $  13.04
                                                   ---------------------------------------------------------------
Income from investment operations a:
  Net investment income (loss) b                        0.08          0.08          0.04        (0.04)       (0.04)
  Net realized and unrealized gains (losses)            1.79          1.73          0.26         2.47        (1.85)
                                                   ---------------------------------------------------------------
Total from investment operations                        1.87          1.81          0.30         2.43        (1.89)
                                                   ---------------------------------------------------------------
Less distributions from net investment income          (0.08)        (0.09)           --           --           --
                                                   ---------------------------------------------------------------
Redemption fees                                           -- d          -- d          -- d         --           --
                                                   ---------------------------------------------------------------
Net asset value, end of year                        $  17.39      $  15.60      $  13.88     $  13.58     $  11.15
                                                   ---------------------------------------------------------------

Total return c                                         12.00%        13.03%         2.21%       21.79%      (14.49)%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates       1.62%         1.60%         1.58%        1.60%        1.66%
Expenses net of waiver and payments by affiliates       1.25% e       1.25% e       1.42% e      1.60%        1.66%
Net investment income (loss)                            0.52%         0.53%         0.28%       (0.31)%      (0.35)%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                     $  5,020      $  5,798      $  5,990     $  6,130     $  2,749
Portfolio turnover rate                                38.80%        28.80%        28.42%       55.81%       48.47%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.


Franklin Strategic Series

Franklin Blue Chip Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2007

                                                                                      COUNTRY         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.8%
  COMMERCIAL SERVICES 1.3%
  Moody's Corp.                                                                    United States       40,000   $   2,644,800
                                                                                                                -------------
  COMMUNICATIONS 4.4%
a American Tower Corp., A                                                          United States      115,000       4,370,000
  AT&T Inc.                                                                        United States       80,000       3,097,600
  China Mobile (Hong Kong) Ltd., ADR                                                   China           35,000       1,575,350
                                                                                                                -------------
                                                                                                                    9,042,950
                                                                                                                -------------
  CONSUMER DURABLES 1.5%
  D.R. Horton Inc.                                                                 United States      140,000       3,105,200
                                                                                                                -------------
  CONSUMER NON-DURABLES 4.0%
  Altria Group Inc.                                                                United States       38,000       2,618,960
  The Hershey Co.                                                                  United States       45,000       2,473,200
  Kraft Foods Inc., A                                                              United States       26,296         880,127
  The Procter & Gamble Co.                                                         United States       35,000       2,250,850
                                                                                                                -------------
                                                                                                                    8,223,137
                                                                                                                -------------
  CONSUMER SERVICES 3.4%
  Carnival Corp.                                                                   United States       65,000       3,177,850
  The Walt Disney Co.                                                              United States      110,000       3,847,800
                                                                                                                -------------
                                                                                                                    7,025,650
                                                                                                                -------------
  ELECTRONIC TECHNOLOGY 14.0%
a Altera Corp.                                                                     United States       60,000       1,352,400
a Apple Inc.                                                                       United States       18,000       1,796,400
  Applied Materials Inc.                                                           United States       90,000       1,729,800
  The Boeing Co.                                                                   United States       40,000       3,720,000
a Cisco Systems Inc.                                                               United States      195,000       5,214,300
  Hewlett-Packard Co.                                                              United States       40,000       1,685,600
  Intel Corp.                                                                      United States      160,000       3,440,000
  KLA-Tencor Corp.                                                                 United States       35,000       1,944,250
a Logitech International SA                                                         Switzerland       130,000       3,498,300
  QUALCOMM Inc.                                                                    United States      100,000       4,380,000
                                                                                                                -------------
                                                                                                                   28,761,050
                                                                                                                -------------
  ENERGY MINERALS 9.7%
  BP PLC, ADR                                                                      United Kingdom      55,000       3,702,600
  ConocoPhillips                                                                   United States       35,000       2,427,250
  Devon Energy Corp.                                                               United States       50,000       3,643,500
  Exxon Mobil Corp.                                                                United States       70,000       5,556,600
  Peabody Energy Corp.                                                             United States       95,000       4,558,100
                                                                                                                -------------
                                                                                                                   19,888,050
                                                                                                                -------------
  FINANCE 15.9%
  AFLAC Inc.                                                                       United States       85,000       4,363,900
  American International Group Inc.                                                United States       35,000       2,446,850
  Bank of America Corp.                                                            United States       90,000       4,581,000
  Capital One Financial Corp.                                                      United States       30,000       2,227,800
  Citigroup Inc.                                                                   United States       70,000       3,753,400
  Freddie Mac                                                                      United States       30,000       1,943,400
  The Goldman Sachs Group Inc.                                                     United States       11,000       2,404,710
  Merrill Lynch & Co. Inc.                                                         United States       48,000       4,331,040
  Washington Mutual Inc.                                                           United States       60,000       2,518,800
  Wells Fargo & Co.                                                                United States      110,000       3,947,900
                                                                                                                -------------
                                                                                                                   32,518,800
                                                                                                                -------------
  HEALTH SERVICES 1.9%
a WellPoint Inc.                                                                   United States       50,000       3,948,500
                                                                                                                -------------
  HEALTH TECHNOLOGY 10.9%
a Celgene Corp.                                                                    United States       25,000       1,529,000
  Johnson & Johnson                                                                United States       85,000       5,458,700


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.

Franklin Strategic Series

Franklin Blue Chip Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2007  (CONTINUED)

  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
  Medtronic Inc.                                                                   United States       60,000   $   3,175,800
  Pfizer Inc.                                                                      United States      170,000       4,498,200
  Roche Holding AG, ADR                                                             Switzerland        40,000       3,779,241
  Schering-Plough Corp.                                                            United States      120,000       3,807,600
                                                                                                                -------------
                                                                                                                   22,248,541
                                                                                                                -------------
  INDUSTRIAL SERVICES 2.4%
  GlobalSantaFe Corp.                                                              Cayman Islands      32,000       2,045,760
  Schlumberger Ltd.                                                                United States       40,000       2,953,200
                                                                                                                -------------
                                                                                                                    4,998,960
                                                                                                                -------------
  NON-ENERGY MINERALS 1.6%
  Alcoa Inc.                                                                       United States       90,000       3,194,100
                                                                                                                -------------
  PROCESS INDUSTRIES 0.7%
  Bunge Ltd.                                                                       United States       20,000       1,515,200
                                                                                                                -------------
  PRODUCER MANUFACTURING 7.3%
  3M Co.                                                                           United States       50,000       4,138,500
  General Electric Co.                                                             United States       70,000       2,580,200
a Mettler-Toledo International Inc.                                                 Switzerland        50,000       4,881,000
  United Technologies Corp.                                                        United States       50,000       3,356,500
                                                                                                                -------------
                                                                                                                   14,956,200
                                                                                                                -------------
  RETAIL TRADE 4.5%
  Best Buy Co. Inc.                                                                United States       60,000       2,799,000
  The Home Depot Inc.                                                              United States       80,000       3,029,600
  Wal-Mart Stores Inc.                                                             United States       70,000       3,354,400
                                                                                                                -------------
                                                                                                                    9,183,000
                                                                                                                -------------
  TECHNOLOGY SERVICES 4.2%
  International Business Machines Corp.                                            United States       20,000       2,044,200
  Microsoft Corp.                                                                  United States      160,000       4,790,400
  Paychex Inc.                                                                     United States       50,000       1,855,000
                                                                                                                -------------
                                                                                                                    8,689,600
                                                                                                                -------------
  TRANSPORTATION 6.1%
  Canadian National Railway Co.                                                        Canada          65,000       3,265,600
  Expeditors International of Washington Inc.                                      United States       60,000       2,508,000
  FedEx Corp.                                                                      United States       40,000       4,217,600
  Southwest Airlines Co.                                                           United States      170,000       2,439,500
                                                                                                                -------------
                                                                                                                   12,430,700
                                                                                                                -------------
  UTILITIES 4.0%
  Exelon Corp.                                                                     United States       50,000       3,770,500
  Public Service Enterprise Group Inc.                                             United States       50,000       4,322,500
                                                                                                                -------------
                                                                                                                    8,093,000
                                                                                                                -------------

  TOTAL COMMON STOCKS (COST $155,278,981)                                                                         200,467,438
                                                                                                                -------------
  SHORT TERM INVESTMENT (COST $5,554,995) 2.7%
  MONEY MARKET FUND 2.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%             United States    5,554,995       5,554,995
                                                                                                                -------------

  TOTAL INVESTMENTS (COST $160,833,976) 100.5%                                                                    206,022,433
  OTHER ASSETS, LESS LIABILITIES (0.5)%                                                                            (1,091,487)
                                                                                                                -------------
  NET ASSETS 100.0%                                                                                             $ 204,930,946
                                                                                                                =============

a     Non-income producing for the twelve months ended April 30, 2007.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Franklin Blue Chip Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2007  (CONTINUED)


SELECTED PORTFOLIO ABBREVIATIONS

ADR  American Depository Receipt



FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007

                                                                       FRANKLIN BLUE CHIP
                                                                              FUND
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers                                            $  155,278,981
  Cost - Sweep Money Fund (Note 7)                                            5,554,995
                                                                         --------------
  Total cost of investments                                              $  160,833,976
                                                                         ==============
  Value - Unaffiliated issuers                                           $  200,467,438
  Value - Sweep Money Fund (Note 7)                                           5,554,995
                                                                         --------------
  Total value of investments                                                206,022,433
 Receivables:
  Investment securities sold                                                    133,373
  Capital shares sold                                                            54,108
  Dividends                                                                      99,700
 Other assets                                                                    29,123
                                                                         --------------
        Total assets                                                        206,338,737
                                                                         --------------

Liabilities:
 Payables:
  Capital shares redeemed                                                     1,106,382
  Affiliates                                                                    138,626
 Accrued expenses and other liabilities                                         162,783
                                                                         --------------
        Total liabilities                                                     1,407,791
                                                                         --------------
         Net assets, at value                                            $  204,930,946
                                                                         ==============

Net assets consist of:
 Paid-in capital                                                         $  161,820,416
 Undistributed net investment income                                            596,665
 Net unrealized appreciation (depreciation)                                  45,188,457
 Accumulated net realized gain (loss)                                        (2,674,592)
                                                                         --------------
         Net assets, at value                                            $  204,930,946
                                                                         --------------

CLASS A:
 Net assets, at value                                                    $  149,856,645
                                                                         ==============
 Shares outstanding                                                           8,572,862
                                                                         ==============
 Net asset value per share a                                             $        17.48
                                                                         ==============
 Maximum offering price per share (net asset value per share / 94.25%)   $        18.55
                                                                         ==============

CLASS B:
 Net assets, at value                                                    $   18,525,039
                                                                         ==============
 Shares outstanding                                                           1,096,445
                                                                         ==============
 Net asset value and maximum offering price per share a                  $        16.90
                                                                         ==============


CLASS C:
 Net assets, at value                                                    $   31,528,916
                                                                         ==============
 Shares outstanding                                                           1,861,058
                                                                         ==============
 Net asset value and maximum offering price per share a                  $        16.94
                                                                         ==============

CLASS R:
 Net assets, at value                                                    $    5,020,346
                                                                         ==============
 Shares outstanding                                                             288,672
                                                                         ==============
 Net asset value and maximum offering price per share a                  $        17.39
                                                                         ==============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.



FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2007

                                                                         FRANKLIN BLUE CHIP
                                                                                FUND
Investment income:
  Dividends:
    Unaffiliated issuers                                                   $   3,445,012
    Sweep Money Fund (Note 7)                                                    209,179
  Other income (Note 9)                                                           77,465
                                                                           -------------
          Total investment income                                              3,731,656
                                                                           -------------

Expenses:
  Management fees (Note 3a)                                                    1,563,372
  Distribution fees: (Note 3c)
    Class A                                                                      387,699
    Class B                                                                      191,692
    Class C                                                                      318,191
    Class R                                                                       27,092
  Transfer agent fees (Note 3e)                                                  605,362
  Custodian fees (Note 4)                                                          6,364
  Reports to shareholders                                                         39,779
  Registration and filing fees                                                    68,106
  Professional fees                                                               29,363
  Trustees' fees and expenses                                                      2,047
  Other                                                                           42,363
                                                                           -------------
          Total expenses                                                       3,281,430
          Expense reductions (Note 4)                                                 (5)
          Expenses waived/paid by affiliates (Note 3f)                          (782,250)
                                                                           -------------
            Net expenses                                                       2,499,175
                                                                           -------------
              Net investment income                                            1,232,481
                                                                           -------------

Realized and unrealized gains (losses): Net realized gain (loss) from:
    Investments                                                               14,385,779
    Foreign currency transactions                                                 (1,488)
                                                                           -------------
              Net realized gain (loss)                                        14,384,291
                                                                           -------------
  Net change in unrealized appreciation (depreciation) on investments          8,263,883
                                                                           -------------
Net realized and unrealized gain (loss)                                       22,648,174
                                                                           -------------
Net increase (decrease) in net assets resulting from operations            $  23,880,655
                                                                           =============



                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.



FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FRANKLIN BLUE CHIP FUND
                                                                                    ------------------------------
                                                                                          Year Ended April 30,
                                                                                         2007             2006
                                                                                    ------------------------------
Increase (decrease) in net assets:
  Operations:
      Net investment income                                                         $   1,232,481    $   1,298,038
      Net realized gain (loss) from investments and foreign currency transactions      14,384,291        7,443,007
      Net change in unrealized appreciation (depreciation) on investments               8,263,883       18,516,245
                                                                                    ------------------------------
       Net increase (decrease) in net assets resulting from operations                 23,880,655       27,257,290
                                                                                    ------------------------------

  Distributions to shareholders from:
     Net investment income:
      Class A                                                                          (1,171,800)      (1,312,245)
      Class B                                                                                (860)         (11,077)
      Class C                                                                             (10,644)         (25,204)
      Class R                                                                             (25,828)         (33,784)
                                                                                    ------------------------------
  Total distributions to shareholders                                                  (1,209,132)      (1,382,310)
                                                                                    ------------------------------
  Capital share transactions: (Note 2)
      Class A                                                                         (27,291,602)     (14,275,936)
      Class B                                                                          (4,226,106)      (5,036,167)
      Class C                                                                          (5,546,136)      (5,128,553)
      Class R                                                                          (1,362,851)        (903,728)
                                                                                    ------------------------------
  Total capital share transactions                                                    (38,426,695)     (25,344,384)
                                                                                    ------------------------------
  Redemption fees                                                                           1,724            2,525
                                                                                    ------------------------------
       Net increase (decrease) in net assets                                          (15,753,448)         533,121
Net assets:
  Beginning of year                                                                   220,684,394      220,151,273
                                                                                    ------------------------------
  End of year                                                                       $ 204,930,946    $ 220,684,394
                                                                                    ==============================
Undistributed net investment income included in net assets:
  End of year                                                                       $     596,665    $     542,864
                                                                                    ==============================


                                                                   Annual Report
      The accompanying notes are an integral part of these financial statements.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements

FRANKLIN BLUE CHIP FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twelve separate funds. The Franklin Blue Chip Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                           YEAR ENDED APRIL 30,
                                                    2007                        2006
                                        --------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        --------------------------------------------------------
Class A Shares:
  Shares sold                            1,245,449    $ 19,630,971     2,559,316    $ 38,554,615
  Shares issued in reinvestment
    of distributions                        65,015       1,093,551        79,194       1,217,204
  Shares redeemed                       (2,974,570)    (48,016,124)   (3,602,812)    (54,047,755)
                                        --------------------------------------------------------
  Net increase (decrease)               (1,664,106)   $(27,291,602)     (964,302)   $(14,275,936)
                                        ========================================================
CLASS B SHARES:
  Shares sold                               58,231    $    850,008        73,711    $  1,053,084
  Shares issued in reinvestment
    of distributions                            49             800           689          10,268
  Shares redeemed                         (326,426)     (5,076,914)     (423,994)     (6,099,519)
                                        --------------------------------------------------------
  Net increase (decrease)                 (268,146)   $ (4,226,106)     (349,594)   $ (5,036,167)
                                        ========================================================
CLASS C SHARES:
  Shares sold                              226,631    $  3,452,125       416,720    $  6,105,773
  Shares issued in reinvestment
    of distributions                           600           9,803         1,536          22,943
  Shares redeemed                         (581,485)     (9,008,064)     (775,521)    (11,257,269)
                                        --------------------------------------------------------
  Net increase (decrease)                 (354,254)   $ (5,546,136)     (357,265)   $ (5,128,553)
                                        ========================================================
CLASS R SHARES:
  Shares sold                               65,654    $  1,040,711        80,566    $  1,203,731
  Shares issued in reinvestment
    of distributions                         1,542          25,828         2,208          33,784
  Shares redeemed                         (150,153)     (2,429,390)     (142,734)     (2,141,243)
                                        --------------------------------------------------------
  Net increase (decrease)                  (82,957)   $ (1,362,851)      (59,960)   $   (903,728)
                                        ========================================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
FranklinTempleton Investor Services, LLC (Investor Services)        Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

          ANNUALIZED FEE RATE           NET ASSETS
-----------------------------------------------------------------------------------------
                0.750%                  Up to and including $500 million
                0.625%                  Over $500 million, up to and including $1 billion
                0.500%                  In excess of $1 billion

B.  ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C.  DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A          0.35%
Class B          1.00%
Class C          1.00%
Class R          0.50%

D.  SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers   $ 53,308
Contingent deferred sales charges retained                                      $ 31,085

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Fund paid transfer agent fees of $605,362, of which $405,818 was retained by Investor Services.

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2007, the Fund had tax basis capital losses of $55,287 expiring on April 30, 2011. During the year ended April 30, 2007, the Fund utilized $14,372,760 of capital loss carryforwards.

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Fund deferred realized currency losses of $1,191.

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                                                       2007          2006
                                                   -------------------------
Distributions paid from ordinary income            $ 1,209,132   $ 1,382,310

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments                                               $ 163,452,090
                                                                  =============
Unrealized appreciation                                           $  47,319,971
Unrealized depreciation                                              (4,749,628)
                                                                  -------------
Net unrealized appreciation (depreciation)                        $  42,570,343
                                                                  =============
Distributable earnings - undistributed ordinary income            $     596,665
                                                                  -------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2007, aggregated $80,255,639 and $118,493,695, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. SUBSEQUENT EVENT

On June 14, 2007, the Franklin Growth Fund acquired the net assets of the Fund, pursuant to a plan of reorganization dated December 4, 2006, and approved by the Fund's shareholders on June 7, 2007. The merger was accomplished by a tax-free exchange of shares of the Franklin Growth Fund for the net assets of the Fund.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006 and is recorded as other income.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Blue Chip Fund (a fund of Franklin Strategic Series, hereafter referred to as the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 8 in the notes to the financial statements, the Fund merged with an affiliated fund on June 14, 2007.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $3,409,128 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

Meeting of Shareholders, March 21, 2007 and reconvened on April 11, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Franklin Blue Chip Fund's (the "Fund") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith
E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                             % of         % of                            % of         % of
                                          Outstanding    Voted                         Outstanding    Voted
     Name                     For           Shares       Shares          Withheld        Shares       Shares
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton        311,655,371.661     52.373%     97.344%       8,502,668.357      1.429%       2.656%
Robert F. Carlson       311,914,977.335     52.417%     97.425%       8,243,062.683      1.385%       2.575%
Sam L. Ginn             311,750,285.407     52.389%     97.374%       8,407,754.611      1.413%       2.626%
Edith E. Holiday        312,038,503.426     52.438%     97.464%       8,119,536.592      1.364%       2.536%
Frank W. T. LaHaye      310,972,009.594     52.259%     97.131%       9,186,030.424      1.543%       2.869%
Frank A. Olson          311,666,078.380     52.375%     97.348%       8,491,961,638      1.427%       2.652%
Larry D. Thompson       312,335,632.313     52.488%     97.557%       7,822,407.705      1.314%       2.443%
John B. Wilson          312,463,241.020     52.509%     97.597%       7,694,798.998      1.293%       2.403%
Charles B. Johnson      311,564,717.060     52.358%     97.316%       8,593,322.958      1.444%       2.684%
Rupert H. Johnson Jr.   312,415,045.475     52.501%     97.582%       7,742,994.543      1.301%       2.418%

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

Meeting of Shareholders, March 21, 2007 and reconvened on April 11, 2007 (continued)


Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------

For                                 5,218,127.428           39.641%     73.487%
Against                               158,409.918            1.203%      2.231%
Abstain                               299,283.490            2.274%      4.215%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%
------------------------------------------------------------------------------

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,086,849.938           38.643%     71.638%
Against                               227,303.187            1.727%      3.202%
Abstain                               361,667.711            2.748%      5.093%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,103,086.023           38.767%     71.867%
Against                               197,798.545            1.502%      2.786%
Abstain                               374,936.268            2.849%      5.280%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,087,847.420           38.651%     71.652%
Against                               213,035.131            1.618%      3.001%
Abstain                               374,938.285            2.849%      5.280%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

Meeting of Shareholders, March 21, 2007 and reconvened on April 11, 2007 (continued)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,112,343.832           38.837%     71.997%
Against                               218,437.010            1.660%      3.077%
Abstain                               345,039.994            2.621%      4.859%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,109,560.503           38.816%     71.958%
Against                               225,424.729            1.713%      3.175%
Abstain                               340,835.604            2.589%      4.800%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,127,042.111           38.949%     72.204%
Against                               196,813.274            1.495%      2.772%
Abstain                               351,965.451            2.674%      4.957%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,143,317.507           39.072%     72.434%
Against                               190,119.664            1.445%      2.677%
Abstain                               342,383.665            2.601%      4.822%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND

Meeting of Shareholders, March 21, 2007 and reconvened on April 11, 2007 (continued)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,186,093.182           39.367%     73.036%
Against                               162,663.686            1.266%      2.291%
Abstain                               327,063.968            2.485%      4.606%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
TOTAL                               7,100,726.836           53.943%    100.000%
------------------------------------------------------------------------------

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

------------------------------------------------------------------------------
                                                             % of       % of
                                                         Outstanding    Voted
                                    Shares Voted            Shares     Shares
------------------------------------------------------------------------------
For                                 5,108,635.607           38.809%     71.945%
Against                               216,623.499            1.646%      3.051%
Abstain                               350,561.730            2.663%      4.937%
Broker Non-votes                    1,424,906.000           10.825%     20.067%
------------------------------------------------------------------------------
Total                               7,100,726.836           53.943%    100.000%


FRANKLIN STRATEGIC SERIES

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  PORTFOLIOS IN
NAME, YEAR OF BIRTH AND    POSITION             LENGTH OF TIME    FUND COMPLEX          OTHER DIRECTORSHIPS HELD
       ADDRESS                                      SERVED         OVERSEEN BY
                                                                  BOARD MEMBER*
-----------------------------------------------------------------------------------------------------------------------
Harris J. Ashton (1932)   Trustee                 Since 1991         142                Director, Bar-S Foods (meat
One Franklin Parkway                                                                    packing company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-----------------------------------------------------------------------------------------------------------------------
Robert F. Carlson (1928)  Trustee                 Since April 2007   122                None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement
Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------
Sam L. Ginn (1937)        Trustee                 Since April 2007   121                Director, Chevron Corporation
One Franklin Parkway                                                                    (global energy company) and
San Mateo, CA 94403-1906                                                                ICO Global Communications
                                                                                        (Holdings) Limited (satellite
                                                                                        company).
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief
Executive Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Edith E. Holiday (1952)   Trustee                 Since 1998         142                Director, Hess Corporation
One Franklin Parkway                                                                    (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                Corporation) (exploration and
                                                                                        refining of oil and gas),
                                                                                        H.J. Heinz Company (processed
                                                                                        foods and allied products),
                                                                                        RTI International Metals,
                                                                                        Inc. (manufacture and
                                                                                        distribution of titanium),
                                                                                        Canadian National Railway
                                                                                        (railroad) and White
                                                                                        Mountains Insurance Group,
                                                                                        Ltd. (holding company).
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States
and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye (1929)  Trustee                 Since 1991         123                Director, Center for Creative
One Franklin Parkway                                                                    Land Recycling
San Mateo, CA 94403-1906                                                                (redevelopment).
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------------------------------------------------------------
Frank A. Olson (1932)     Trustee                 Since April 2007   141                Director, Hess Corporation
One Franklin Parkway                                                                    (formerly, Amerada Hess
San Mateo, CA                                                                           Corporation) (exploration and
94403-1906                                                                              refining of oil and gas) and
                                                                                        Sentient Jet (private jet
                                                                                        service); and FORMERLY,
                                                                                        Director, Becton Dickinson
                                                                                        and Company (medical
                                                                                        technology), Cooper
                                                                                        Industries, Inc. (electrical
                                                                                        products and tools and
                                                                                        hardware), Health Net, Inc.
                                                                                        (formerly, Foundation Health)
                                                                                        (integrated managed care),
                                                                                        The Hertz Corporation (car
                                                                                        rental), Pacific Southwest
                                                                                        Airlines, The RCA
                                                                                        Corporation, Unicom
                                                                                        (formerly, Commonwealth
                                                                                        Edison), UAL Corporation
                                                                                        (airlines) and White
                                                                                        Mountains Insurance Group,
                                                                                        Ltd. (holding company).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
-----------------------------------------------------------------------------------------------------------------------
Larry D. Thompson         Trustee                 Since April 2007   140                None
(1945)
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and
FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).

-----------------------------------------------------------------------------------------------------------------------
John B. Wilson (1959)     Trustee                 Since 2006         122                None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines)
(1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
-----------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                  PORTFOLIOS IN
NAME, YEAR OF BIRTH AND    POSITION             LENGTH OF TIME    FUND COMPLEX          OTHER DIRECTORSHIPS HELD
        ADDRESS                                     SERVED         OVERSEEN BY
                                                                  BOARD MEMBER*
-----------------------------------------------------------------------------------------------------------------------
**Charles B. Johnson      Trustee and Chairman    Trustee since      142                None
(1933)                    of the Board            1991 and
One Franklin Parkway                              Chairman of the
San Mateo, CA 94403-1906                          Board since 1993
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson,      Trustee, President      Trustee since      58                 None
Jr. (1940)                and Chief Executive     1991 and
One Franklin Parkway      Officer -Investment     President and
San Mateo, CA 94403-1906  Management              Chief Executive
                                                  Officer -
                                                  Investment
                                                  Management since
                                                  2002
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers,
Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
James M. Davis            Chief Compliance        Chief Compliance   Not Applicable     Not Applicable
(1952)                    Officer and Vice        Officer since
One Franklin Parkway      President - AML         2004 and Vice
San Mateo, CA 94403-1906  Compliance              President - AML
                                                  Compliance since
                                                  2006
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------
Laura Fergerson (1962)    Treasurer               Since 2004         Not Applicable     Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice
President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (1947)   Senior Vice President     Since 2002         Not Applicable               Not Applicable
500 East Broward Blvd.    and Chief Executive
Suite 2100 Fort           Officer -Finance and
Lauderdale, FL            Administration
33394-3091
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------
David P. Goss (1947)      Vice President          Since 2000         Not Applicable     Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of
Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
Barbara J. Green (1947)   Vice President          Since 2000         Not Applicable     Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment
Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton
Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment
Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; Vice President, Templeton Global Advisors Limited;
and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities
and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------
Edward B. Jamieson        Vice President          Since 2000         Not Applicable     Not Applicable
(1948)
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Molumphy   Vice President          Since 2000         Not Applicable     Not Applicable
(1962)
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
Karen L. Skidmore (1952)  Vice President and      Since 2006         Not Applicable     Not Applicable
One Franklin Parkway      Secretary
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
Craig S. Tyle (1960)      Vice President          Since 2005         Not Applicable     Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------
Galen G. Vetter (1951)    Chief Financial         Since 2004         Not Applicable     Not Applicable
500 East Broward Blvd.    Officer and Chief
Suite 2100 Fort           Accounting Officer
Lauderdale, FL
33394-3091
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey &
Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers. Note 2:
Officer information is current as of the date of this report. It is possible that after this date, information about officers may change. Note 3: Prior to April 30, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC.

(1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

FRANKLIN STRATEGIC SERIES

SHAREHOLDER INFORMATION

FRANKLIN BLUE CHIP FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust ("Fund(s)"). The Board had previously authorized the reorganization of Franklin Blue Chip Fund into Franklin Growth Fund and as a result, the existing investment management agreement for the Fund would continue only until such reorganization was effected. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $388,902 for the fiscal year ended April 30, 2007 and $340,367 for the fiscal year ended April 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended April 30, 2007 and $0 for the fiscal year ended April 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2007 and $8,667 for the fiscal year ended April 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2007 and $167,194 for the fiscal year ended April 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended April 30, 2007 and $175,861 for the fiscal year ended April 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D GAMBILL
   ------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007